                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08648
                                                    -----------

                                 WT Mutual Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Robert J. Christian
                              1100 N. Market Street
                              Wilmington, DE 19890
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 --------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

WT MUTUAL FUND / Wilmington Prime Money Market Fund(2)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

----------------------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P           Principal
                                                                        Ratings'              Amount                     Value
                                                                      -----------          ------------                 -------
BANK NOTES -- 3.6%
   BANKS -- 3.6%
         Bank of America NA, 3.80%, 11/29/05                           P-1, A-1+            $90,000,000                $90,000,000
                                                                                                                    --------------

     TOTAL BANK NOTES
       (Cost $90,000,000)                                                                                               90,000,000
                                                                                                                    --------------
CERTIFICATES OF DEPOSIT -- 48.6%
                                                                                                                    --------------

   FOREIGN BANKS, FOREIGN CENTERS -- 16.6%
         ABN-Ambro Bank, 3.79%, 12/08/05                               P-1, A-1+             80,000,000                 80,000,000
         Banque Nationale De Paris, 3.51%, 10/11/05                    P-1, A-1+             75,000,000                 75,000,103
         Landesbank Baden-Wuerttemberg, 3.82%, 12/15/05                P-1, A-1              90,000,000                 90,000,000
         Landesbank Hessen-Thuringen, 3.27%, 10/20/05                  P-1, A-1              86,000,000                 85,993,387
         Societe Generale Eurodollar CD London, 3.74%, 11/15/05        P-1, A-1+             85,000,000                 85,000,000
                                                                                                                    --------------
                                                                                                                       415,993,490
                                                                                                                    --------------

   FOREIGN BANKS, U.S. BRANCHES -- 26.4%
         Barclays Bank PLC, 3.66%, 10/03/05                            P-1, A-1+             82,500,000                 82,500,060
         Credit Suisse First Boston, 3.96%, 12/27/05                   P-1, A-1              80,000,000                 80,000,000
         Deutsche Bank, 3.91%, 12/22/05                                P-1, A-1+             62,000,000                 62,000,699
         HBOS Treasury Services, 3.66%, 11/04/05                       P-1, A-1+             85,000,000                 85,000,000
         Lloyds Bank PLC, 3.98%, 12/30/05                              P-1, A-1+             90,000,000                 90,000,000
         Natexis Banques Populaires, NY, 3.77%, 11/21/05               P-1, A-1              85,000,000                 85,000,000
         UBS Finance, Inc., 3.79%, 11/01/05                            P-1, A-1+            100,000,000                100,000,000
         Westdeutche Landesbank, 3.64%, 11/14/05                       P-1, A-1+             80,000,000                 80,000,000
                                                                                                                    --------------
                                                                                                                       664,500,759
                                                                                                                    --------------

   U.S. BANKS, U.S. BRANCHES -- 5.6%
         Citibank, 3.61%, 10/28/05                                     P-1, A-1+            $90,000,000                 90,000,000
         PNC Bank, 3.61%, 12/22/05                                     P-1, A-1              50,000,000                 50,000,000
                                                                                                                    --------------
                                                                                                                       140,000,000
                                                                                                                    --------------

     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $1,220,494,249)                                                                                         1,220,494,249
                                                                                                                    --------------
COMMERCIAL PAPER -- 18.3%
   BANKS -- 3.4%
         HSBC Finance, 3.70%, 11/14/05                                 P-1, A-1              85,000,000                 84,615,611
                                                                                                                    --------------

   FINANCIAL AND INSURANCE -- 9.4%
         CIT Group, Inc., 3.54%, 10/17/05                              P-1, A-1              64,750,000                 64,648,127
         General Electric Capital Corp., 3.54%, 10/19/05               P-1, A-1+             30,000,000                 29,946,900
         General Electric Capital Corp, 3.74%, 12/08/05                P-1, A-1+             50,000,000                 49,646,778
         Morgan Stanley & Co. Inc., 3.82%, 11/02/05                    P-1, A-1              90,000,000                 89,694,400
                                                                                                                    --------------
                                                                                                                       233,936,205
                                                                                                                    --------------


WT MUTUAL FUND / Wilmington Prime Money Market Fund(2)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

----------------------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P           Principal
                                                                        Ratings'              Amount                     Value
                                                                      -----------          ------------                 -------

   LEASING -- 5.5%
         International Lease Finance Corp., 3.53%, 10/17/05            P-1, A-1+             50,000,000                 49,921,556
         Vehicle Service Corp., Loc BoA, 3.71%, 10/13/05               NR, A-1+              90,000,000                 89,888,699
                                                                                                                    --------------
                                                                                                                       139,810,255
                                                                                                                    --------------
     TOTAL COMMERCIAL PAPER
       (Cost $458,362,071)                                                                                             458,362,071
                                                                                                                    --------------

TIME DEPOSIT -- 8.8%
         Grand Cayman, 3.91%, 10/03/05                                 P-1, A-1             120,000,000                120,000,000
         Wells Fargo Bank, 3.88%, 10/03/05                             P-1, A-1+            100,000,000                100,000,000
                                                                                                                    --------------

     TOTAL TIME DEPOSIT
       (Cost $220,000,000)                                                                                             220,000,000
                                                                                                                    --------------
U.S. AGENCY OBLIGATIONS -- 0.8%
   FEDERAL HOME LOAN BANKS NOTES -- 0.8%
         Federal Home Loan Banks Notes, 2.88%, 05/25/06                                      20,000,000                 19,894,749
                                                                                                                    --------------

     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $19,894,749)                                                                                               19,894,749
                                                                                                                    --------------
REPURCHASE AGREEMENTS -- 19.9%
         With UBS Security LLC: at 3.89%, dated 09/30/05,
         to be repurchased at $498,801,193 on 10/01/05,
         collateralized by $513,765,232 of Federal National
         Mortgage Association Securities with various coupons
         and maturities to 10/01/35                                                         498,797,600                498,797,600
                                                                                                                    --------------

     TOTAL REPURCHASE AGREEMENTS
       (Cost $498,797,600)                                                                                             498,797,600
                                                                                                                    --------------


TOTAL INVESTMENTS (Cost $2,507,548,669) + -- 100.0%                                                                 $2,507,548,669
                                                                                                                    ==============


------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+        Cost for Federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
(2)      Formerly the Wilmington Prime Money Market Portfolio.

WT MUTUAL FUND / Wilmington U.S. Government Money Market Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

----------------------------------------------------------------------------------------------------------------------------------

                                                                                           Principal
                                                                                            Amount                Value


U.S. AGENCY OBLIGATIONS -- 53.9%
   FEDERAL FARM CREDIT BANKS NOTES -- 1.8%
         Federal Farm Credit Banks Notes, 3.73%, 10/20/05*                            $     13,350,000      $      13,348,915
                                                                                                            -----------------

   FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 3.2%
         Federal Home Loan Banks Discount Notes, 3.81%,                                     24,665,000             24,325,651
         02/08/06
                                                                                                            -----------------

   FEDERAL HOME LOAN BANKS NOTES -- 8.1%
         Federal Home Loan Banks Notes, 3.41%, 10/05/05*                                    14,150,000             14,149,906
         Federal Home Loan Banks Notes, 6.50%, 11/15/05                                      4,100,000              4,114,555
         Federal Home Loan Banks Notes, 2.03%, 11/18/05                                      1,430,000              1,426,923
         Federal Home Loan Banks Notes, 2.00%, 12/28/05                                      4,000,000              3,984,601
         Federal Home Loan Banks Notes, 1.71%, 01/06/06                                     10,000,000              9,942,947
         Federal Home Loan Banks Notes, 2.50%, 01/27/06                                     14,000,000             13,929,339
         Federal Home Loan Banks Notes, 2.50%, 03/15/06                                      3,350,000              3,327,089
         Federal Home Loan Banks Notes, 2.88%, 05/25/06                                     10,000,000              9,947,374
                                                                                                            -----------------
                                                                                                                   60,822,734
                                                                                                            -----------------

   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 6.6%
         Federal Home Loan Mortgage Corporation Discount Notes,                             25,000,000             24,718,000
         3.76%, 01/17/06
         Federal Home Loan Mortgage Corporation Discount Notes,                             25,000,000             24,678,055
         3.80%, 01/31/06
                                                                                                            -----------------
                                                                                                                   49,396,055
                                                                                                            -----------------

WT MUTUAL FUND / Wilmington U.S. Government Money Market Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

----------------------------------------------------------------------------------------------------------------------------------

                                                                                           Principal
                                                                                            Amount                  Value

   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 16.5%
         Federal Home Loan Mortgage Corporation Notes, 3.42%,                               12,943,000             12,930,704
         10/11/05
         Federal Home Loan Mortgage Corporation Notes, 3.47%,                               25,000,000             24,925,407
         11/01/05
         Federal Home Loan Mortgage Corporation Notes, 2.55%,                               10,000,000              9,987,606
         11/17/05
         Federal Home Loan Mortgage Corporation Notes, 3.72%,                               25,000,000             24,793,333
         12/20/05
         Federal Home Loan Mortgage Corporation Notes, 5.25%,                               23,125,000             23,216,399
         01/15/06
         Federal Home Loan Mortgage Corporation Notes, 2.81%,                               11,000,000             10,959,571
         02/02/06
         Federal Home Loan Mortgage Corporation Notes, 3.84%,                               17,258,000             17,020,530
         02/07/06
                                                                                                            -----------------
                                                                                                                  123,833,550
                                                                                                            -----------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 3.3%
         Federal National Mortgage Association Discount Notes,                              25,000,000             24,981,900
         3.79%, 12/22/05*
                                                                                                            -----------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 14.4%
         Federal National Mortgage Association Notes, 2.50%,                                10,000,000              9,995,415
         10/20/05
         Federal National Mortgage Association Notes, 3.51%,                                25,000,000             24,999,104
         10/21/05*
         Federal National Mortgage Association Notes, 3.68%,                                29,250,000             29,246,773
         12/09/05*
         Federal National Mortgage Association Notes, 6.00%,                                28,990,000             29,118,881
         12/15/05
         Federal National Mortgage Association Notes, 1.63%,                                 7,000,000              6,963,663
         12/30/05
         Federal National Mortgage Association Notes, 2.00%,                                 5,000,000              4,976,527
         01/23/06
         Federal National Mortgage Association Notes, 2.25%,                                 2,500,000              2,473,463
         05/15/06
                                                                                                            -----------------
                                                                                                                  107,773,826
                                                                                                            -----------------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $404,482,631)                                                                                        404,482,631
                                                                                                            -----------------
REPURCHASE AGREEMENTS -- 46.1%
      With Bank of America: at 3.85%, dated 09/30/05,
      to be repurchased at $168,758,726 on 10/03/05,
      collateralized by $173,765,738 of Federal National
      Mortgage Association Securities with various
      coupons and maturities to 10/01/35                                                   168,704,600            168,704,600

      With Paine Webber: at 3.89%, dated 09/30/05, to be
      repurchased at $177,057,378 on 10/03/05, collateralized
      by $182,310,993 of Federal National Mortgage Association
      Securities with various coupons and maturities to 04/01/41                           177,000,000            177,000,000
                                                                                                            -----------------


TOTAL REPURCHASE AGREEMENTS (Cost $345,704,600)                                                                   345,704,600
                                                                                                            -----------------

TOTAL INVESTMENTS (Cost $750,187,231)+ -- 100.0%                                                            $     750,187,231
                                                                                                            =================


------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+        Cost for Federal income tax purposes.
(1)      Formerly the Wilmington U.S. Government Portfolio.

WT MUTUAL FUND / Wilmington Tax-Exempt Money Market Fund(2)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

-----------------------------------------------------------------------------------------------------------------------------

                                                                              Moody's/S&P        Principal
                                                                                Ratings'           Amount           Value
MUNICIPAL BONDS -- 100.0%
ALASKA -- 1.8%
         Valdez, AK Marine Terminal Rev. Refunding Bonds (BP
            Pipelines Inc., Proj.), Ser. 2003A, 2.83%, 10/03/05*               VMIG-1, A-1+     $ 3,090,000       $ 3,090,000
         Valdez, AK Marine Terminal Rev. Refunding Bonds (BP
            Pipelines Inc., Proj.), Ser. 2003B, 2.83%, 10/03/05*               VMIG-1, A-1+       2,640,000         2,640,000
                                                                                                                -------------
                                                                                                                    5,730,000
                                                                                                                -------------
   ARIZONA -- 0.9%
         Salt River Proj., AZ Agric. Imp. & Power Dist. Commercial
            Paper Notes, 2.60%, 10/11/05                                       P-1, A-1+          2,800,000         2,800,000
                                                                                                                -------------
   DELAWARE -- 3.0%
         Delaware Economic Dev. Auth. Var. Rate Demand Rev.
            Bonds (St. Andrew's School Proj.), Ser. 2003, 2.75%,
            10/06/05*                                                          VMIG-1, A-1+       9,400,000         9,400,000
                                                                                                                -------------
   FLORIDA -- 15.2%
         City of Jacksonville, FL Commercial Paper Notes, Ser. A,
            2.65%, 10/18/05                                                    P-1, A-1           3,435,000         3,435,000
         City of Jacksonville, FL Florida P&L Commercial Paper Notes,
             2.55%, 10/07/05                                                   P-1, A-1          13,700,000        13,700,000
         Jacksonville, FL Electric Auth. Ref. Rev. Variable Rate
            Electric System Subordinated Revenue Bonds 2000, Ser. A,
            2.65%, 12/08/05*                                                   VMIG1, A-1         5,000,000         5,000,000
         Jacksonville, FL TECP, 2.70%, 11/07/05                                VMIG-1, A-1        9,380,000         9,380,000
         Orange County, FL Health Fac. Auth. Ref. Prog. Rev. Bonds,
             Ser. 1985 (Pooled Hospital Loan Prog.), 2.65%, 10/31/05*          VMIG-1, A-1+       8,000,000         8,000,000
               Orange County, FL Housing Fin. Auth. Multi-Family Housing
            Ref. Rev. Bonds (Post Fountains at Lee Vista Proj.), FNMA
            Gtd., Ser. 1997E, 2.74%, 10/07/05*                                 N/R, A-1+          4,235,000         4,235,000
         St. Lucie County, FL Poll. Cntrl. Ref. Rev. Bonds (Florida
            Power & Light Proj.), Ser. 2000, 2.84%, 10/03/05*                  VMIG-1, A-1        3,300,000         3,300,000
                                                                                                                -------------
                                                                                                                   47,050,000
                                                                                                                -------------
   GEORGIA -- 11.2%
         Burke County, GA Dev.  Auth.  PCRB, 2.45%, 10/06/05                   VMIG-1, A-1+       7,500,000         7,500,000
         Clayton County, GA Hosp. Auth. Rev. Ant. Cert. (Southern
            Regional Medical Center Proj.), LOC SunTrust Bank, Ser.
            1998B, 2.75%, 10/07/05*                                            Aa1, N/R           3,635,000         3,635,000
         Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp.,
            Inc. Proj.), LOC SunTrust Bank, Ser. 1997, 2.75%, 10/07/05*        Aa2, N/R           1,400,000         1,400,000
         Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp.,
            Inc. Proj.), LOC SunTrust Bank, Ser. 2000, 2.75%, 10/07/05*        VMIG-1, N/R        4,300,000         4,300,000
         Columbus, GA Housing Auth. Rev. Bonds (Columbus State
            Univ. Foundation, Inc. Proj.), LOC SunTrust Bank, Ser.1997,
            2.75%, 10/07/05*                                                   Aa2, N/R           1,000,000         1,000,000
         Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc.
             Proj.), LOC Sun Trust Bank, Ser. 1999, 2.75%, 10/07/05*           Aa2, N/R           3,400,000         3,400,000
         Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis
            Foundation, Inc. Proj.), LOC SunTrust Bank, Ser. 1996,
            2.75%, 10/07/05*                                                   Aa2, N/R             800,000           800,000
         Fulton County, GA Dev. Auth. Rev. Bonds (Trinity School,
            Inc. Proj.), LOC SunTrust Bank, Ser. 2000, 2.75%, 10/07/05*        VMIG-1, N/R        5,700,000         5,700,000

         Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan
            School, Inc. Proj.), LOC SunTrust Bank, Ser. 1999, 2.75%,
            10/07/05*                                                          Aa2, N/R           5,000,000         5,000,000
         Heard County, GA Poll. Cntrl. Rev. Bonds (Georgia Power
            Co. Plant Wansley Proj.), Ser. 1996, 2.87%, 10/01/05*              VMIG-1, A-1        2,000,000         2,000,000
                                                                                                                -------------
                                                                                                                   34,735,000
                                                                                                                -------------

WT MUTUAL FUND / Wilmington Tax-Exempt Money Market Fund(2)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

-----------------------------------------------------------------------------------------------------------------------------

                                                                              Moody's/S&P        Principal
                                                                                Ratings'           Amount           Value
   ILLINOIS -- 15.5%
         Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.),
             LOC Banc One N.A./Northern Trust, Ser. 1999, 2.78%,
            10/07/05*                                                          N/R, A-1+         13,400,000        13,400,000
         Illinois Dev. Fin. Auth. Rev. Bonds (Radiological Society
            Proj.), LOC American NB & T, Ser. 1997, 2.78%, 10/07/05*           N/R, A-1+          1,970,000         1,970,000
         Illinois Educ. Fac. Auth. Rev. Bonds, 2.58%, 10/25/05                 VMIG-1, A-1+      15,000,000        15,000,000
         Illinois Educ. Fac. Auth. Rev. Bonds (ACI/Cultural Pooled
            Financing Proj.), LOC American NB & T, Ser. 1998, 2.76%,
            10/07/05*                                                          N/R, A-1+          7,835,000         7,835,000
         Illinois Health Fac. Auth. Var. Rate Adjustable Demand
            Rev. Bonds, Ser. 1995 (Evanston Hospital Corp.), 2.63%,
            11/03/05*                                                          VMIG-1, A-1+       4,000,000         4,000,000
         Illinois Health Facility Auth. Commercial Paper Notes,
            2.83%, 01/05/06                                                    VMIG-1, A-1+       6,000,000         6,000,000
                                                                                                                -------------
                                                                                                                   48,205,000
                                                                                                                -------------
   KANSAS -- 1.6%
         Wamego, KS Poll. Cntrl. Ref. Rev. Bonds (Utilicorp United,
            Inc. Proj.), LOC Bank One, NA, Ser. 1996, 2.78%, 10/07/05*         P-1, A-1+          5,000,000         5,000,000
                                                                                                                -------------
   KENTUCKY -- 1.1%
         Shelby County,KY ( Kentucky Association of Counties
            Leasing Trust) Rev. Bonds V R., Ser A., 2.81%, 10/03/05*           VMIG-1, N/R        3,510,000         3,510,000
                                                                                                                -------------
   MARYLAND -- 3.2%
         Maryland Health & Higher Educ. Commercial Paper Notes,
            2.68%, 11/14/05                                                    P-1, A-1+         10,000,000        10,000,000
                                                                                                                -------------
   NEBRASKA -- 6.4%
         Nebraska Public Power Dist. Commercial Paper Notes,
            2.55%, 10/21/05                                                    P-1, A-1          11,000,000        11,000,000
         Omaha Public Power Dist. Commercial Paper Notes, 2.62%,
            10/06/05                                                           P-1, A-1+          9,000,000         9,000,000
                                                                                                                -------------
                                                                                                                   20,000,000
                                                                                                                -------------
   NEVADA -- 3.2%
         Clark County, NV Industrial Dev. Rev. Bond, 2.55%,
            10/13/05                                                           P-1, A-1+         10,000,000        10,000,000
                                                                                                                -------------
   NEW YORK -- 3.3%
         New York, NY Muni. Water Finance Auth. Commercial Paper
             Notes, 2.73%, 12/22/05                                            P-1, A-1+         10,100,000        10,100,000
                                                                                                                -------------

WT MUTUAL FUND / Wilmington Tax-Exempt Money Market Fund(2)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

-----------------------------------------------------------------------------------------------------------------------------

                                                                              Moody's/S&P        Principal
                                                                                Ratings'           Amount           Value
   NORTH CAROLINA -- 1.6%
         Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. Rev.
            Bonds (Texas Gulf Proj.), LOC BNP Paribas, Ser. 1985,
            2.92%, 10/07/05*                                                   Aa2, N/R           5,000,000         5,000,000
                                                                                                                -------------
   PENNSYLVANIA -- 1.4%
         Beaver County, PA Ind. Dev. Auth. Poll. Cntrl. Rev. Bonds
            (Atlantic Richfield Co. Proj.), Ser. 1995, 2.75%, 10/07/05*        VMIG-1, A-1+       4,200,000         4,200,000
                                                                                                                -------------
   SOUTH CAROLINA -- 4.2%
         South Carolina State Public Services Auth. Tax-Exempt
            Commercial Paper Notes, 2.50%, 10/07/05                            P-1, A-1+          7,900,000         7,900,000
         South Carolina State Public Services Auth. Tax-Exempt
            Commercial Paper Notes, 2.62%, 10/11/05                            P-1, A-1+          5,000,000         5,000,000
                                                                                                                -------------
                                                                                                                   12,900,000
                                                                                                                -------------

   TENNESSEE -- 5.0%
         City of Memphis, TN, Commercial Paper Notes, 2.72%,
            12/07/05                                                           P-1, A-1+         12,700,000        12,700,000
         Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
            Municipal Bond Fund Proj.), LOC Bank of America, Ser. 1984,
             2.75%, 10/07/05*                                                  N/R, A-1+          1,945,000         1,945,000
         Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
            Municipal Bond Fund Proj.), LOC Bank of America, Ser. 1995,
             2.75%, 10/07/05*                                                  N/R, A-1+            900,000           900,000
                                                                                                                -------------
                                                                                                                   15,545,000
                                                                                                                -------------

   TEXAS -- 14.6%
         Board of Regents of Texas A&M Univ. System, Ser. B
            Commercial Paper Notes, 2.55%, 10/12/05                            P-1, A-1+          5,700,000         5,700,000
         City of Houston, TX Commercial Paper Notes, 2.72%,
            12/08/05                                                           P-1, A-1+          6,900,000         6,900,000
         City of San Antonio, TX Electric and Gas System TECP, 2.65%,
             10/18/05                                                          P-1, A-1+          7,500,000         7,500,000
         City of San Antonio, TX Water System Commercial Paper Notes,
            2.68%, 11/09/05                                                    P-1, A-1+          7,100,000         7,100,000
         City of San Antonio, TX  Water System Commercial Paper Notes,
            2.70%, 11/07/05                                                    P-1, A-1+          6,000,000         6,000,000
         Harris County, TX Health Fac. Auth. Dev. Corp. Hosp. Rev.
            Bonds (Texas Children's Hosp. Proj.), Ser. 1991B-1, 2.84%,
            10/03/05*                                                          VMIG-1, A-1+          90,000            90,000
         Harris County, TX Health Fac. Auth. Dev. Corp. Var. Rate
            Rev. Bonds (The Methodist Hosp.), Ser. 2005B, 2.81%,
            10/03/05*                                                          N/R, A-1+            600,000           600,000
         Harris County, TX Health Fac. Dev. Corp. (St. Luke's
            Episcopal Hosp. Proj.), Ser. 2001B, 2.81%, 10/03/05*               N/R, A-1+            300,000           300,000
         Texas Public Fin. Auth. Commercial Paper Notes, 2.70%,
            2.70%, 11/08/05                                                    P-1, A-1+         11,200,000        11,200,000
                                                                                                                -------------
                                                                                                                   45,390,000
                                                                                                                -------------

WT MUTUAL FUND / Wilmington Tax-Exempt Money Market Fund(2)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

-----------------------------------------------------------------------------------------------------------------------------

                                                                              Moody's/S&P        Principal
                                                                                Ratings'           Amount           Value
   WASHINGTON -- 3.4%
         King Co, WA Commercial Paper Notes, 2.70%, 11/09/05                   P-1, A-1           6,500,000         6,500,000

         Washington Health Care Fac. Auth. Lease Rev. Bonds
            (National Healthcare Research & Educ. Proj.), LOC BNP
            Paribas, 2.78%, 10/07/05*                                          VMIG-1, N/R        4,000,000         4,000,000
                                                                                                                -------------
                                                                                                                   10,500,000
                                                                                                                -------------

   WYOMING -- 3.4%
         Sweetwater County, WY Poll. Control Rev. Bonds Pacificorp
             Proj., Ser. 1988A, 2.57%, 10/03/05                                P-1, A-1+         10,475,000        10,475,000
                                                                                                                -------------

     TOTAL MUNICIPAL BONDS
       (Cost $310,540,000)                                                                                        310,540,000
                                                                                                                -------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $310,540,000)                                                                                        $ 310,540,000
                                                                                                                =============

------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+        Cost for Federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
(2)      Formerly the Wilmington Tax-Exempt Portfolio.


LOC-Letter of Credit.
TECP-Tax Exempt Commercial Paper and multi-modal bonds in commercial paper mode.

WT MUTUAL FUND / Wilmington Large-Cap Value Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                Value
COMMON STOCK -- 100.0%
   CONSUMER DISCRETIONARY -- 11.2%
     GENERAL MERCHANDISE -- 0.8%
         Rent-A-Center, Inc.*                                                              20,000           $       386,200
                                                                                                            ---------------
                                                                                                                    386,200
                                                                                                            ---------------

     HOMEBUILDING -- 1.3%
         Meritage Homes Corp.* (a)                                                          4,200                   321,972
         Standard Pacific Corp.                                                             4,100                   170,191
         The Ryland Group, Inc.                                                             1,800                   123,156
                                                                                                            ---------------
                                                                                                                    615,319
                                                                                                            ---------------

     MOVIES & ENTERTAINMENT -- 4.4%
         Comcast Corp. - Class A* (a)                                                      32,500                   954,850
         Liberty Media Corp. - Class A* (a)                                                20,000                   161,000
         The Walt Disney Co.                                                               40,033                   965,997
                                                                                                            ---------------
                                                                                                                  2,081,847
                                                                                                            ---------------

     SPECIALTY RETAIL -- 4.7%
         Kohl's Corp.* (a)                                                                 12,499                   627,200
         Sears Holdings Corp.* (a)                                                          2,100                   261,282
         Target Corp. (a)                                                                  12,809                   665,171
         The Home Depot, Inc. (a)                                                          17,758                   677,290
                                                                                                            ---------------
                                                                                                                  2,230,943
                                                                                                            ---------------
     TOTAL CONSUMER DISCRETIONARY                                                                                 5,314,309
                                                                                                            ---------------

   CONSUMER STAPLES -- 5.0%
     FOOD DISTRIBUTORS -- 0.7%
         Sysco Corp.                                                                        9,869                   309,591
                                                                                                            ---------------
                                                                                                                    309,591
                                                                                                            ---------------

     HOUSEHOLD PRODUCTS -- 0.9%
         Colgate-Palmolive Co.                                                              5,578                   294,463
         Energizer Holdings, Inc.* (a)                                                      2,500                   141,750
                                                                                                            ---------------
                                                                                                                    436,213
                                                                                                            ---------------

     PACKAGED FOODS/MEATS -- 2.0%
         Pilgrim's Pride Corp. (a)                                                         20,500                   746,199
         Smithfield Foods, Inc.*                                                            7,200                   213,696
                                                                                                            ---------------
                                                                                                                    959,895
                                                                                                            ---------------

     PERSONAL PRODUCTS -- 1.4%
         Altria Group, Inc. (a)                                                             9,200                   678,132
                                                                                                            ---------------
                                                                                                                    678,132
                                                                                                            ---------------
     TOTAL CONSUMER STAPLES                                                                                       2,383,831
                                                                                                            ---------------

WT MUTUAL FUND / Wilmington Large-Cap Value Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                Value
   ENERGY -- 19.1%
     OIL & GAS EXPLORATION/PRODUCTION -- 15.3%
         Apache Corp.                                                                       7,700                   579,194
         Burlington Resources, Inc.                                                         5,500                   447,260
         ChevronTexaco Corp. (a)                                                           22,124                 1,432,087
         ConocoPhillips                                                                    19,100                 1,335,281
         Devon Energy Corp.                                                                 4,700                   322,608
         Exxon Mobil Corp.                                                                 35,803                 2,274,922
         Marathon Oil Corp.                                                                 2,900                   199,897
         Newfield Exploration Co.*                                                          3,000                   147,300
         Occidental Petroleum Corp.                                                         4,300                   367,349
         Tesoro Corp.*                                                                      2,700                   181,548
                                                                                                            ---------------
                                                                                                                  7,287,446
                                                                                                            ---------------

     OIL & GAS REFINING & MARKETING -- 2.7%
         Valero Energy Corp.                                                                4,900                   553,994
         Western Gas Resources, Inc.*                                                      14,400                   737,712
                                                                                                            ---------------
                                                                                                                  1,291,706
                                                                                                            ---------------

     OIL & GAS STORAGE & TRANSPORTATION -- 1.1%
         The Williams Companies, Inc.                                                      20,800                   521,040
                                                                                                            ---------------
                                                                                                                    521,040
                                                                                                            ---------------
     TOTAL ENERGY                                                                                                 9,100,192
                                                                                                            ---------------

   FINANCIALS -- 25.9%
     CAPITAL MARKETS -- 5.6%
         Citigroup, Inc.                                                                   37,054                 1,686,697
         J.P. Morgan Chase & Co.                                                           27,279                   925,576
                                                                                                            ---------------
                                                                                                                  2,612,273
                                                                                                            ---------------

     CONSUMER FINANCE -- 4.4%
         AmeriCredit Corp.* (a)                                                            29,400                   701,778
         Capital One Financial Corp.                                                       10,200                   811,104
         WFS Financial, Inc.*                                                               9,000                   604,710
                                                                                                            ---------------
                                                                                                                  2,117,592
                                                                                                            ---------------

     INSURANCE - MULTI-LINE -- 3.4%
         Everest Re Group, Ltd.                                                             6,475                   633,903
         Lincoln National Corp.                                                            14,970                   778,739
         Loews Corp.                                                                        2,400                   221,784
                                                                                                            ---------------
                                                                                                                  1,634,426
                                                                                                            ---------------

     INSURANCE - PROPERTY/CASUALTY -- 3.9%
         Chubb Corp. (a)                                                                    5,493                   491,898
         CNA Financial Corp.*                                                                 700                    20,909
         Fidelity National Financial, Inc.                                                  7,700                   342,804
         First American Corp. (a)                                                           5,600                   255,752
         Markel Corp.*                                                                      1,000                   330,500
         Philadelphia Consolidated Holding Corp.*                                           5,000                   424,500
                                                                                                            ---------------
                                                                                                                  1,866,363
                                                                                                            ---------------

WT MUTUAL FUND / Wilmington Large-Cap Value Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                Value
    REAL ESTATE INVESTMENT TRUSTS -- 0.3%
         Archstone-Smith Trust                                                              3,000                   119,610
                                                                                                            ---------------
                                                                                                                    119,610
                                                                                                            ---------------

     REGIONAL BANKS -- 4.1%
         Bank of America Corp.                                                             21,200                   892,520
         U.S. Bancorp (a)                                                                  38,449                 1,079,648
                                                                                                            ---------------
                                                                                                                  1,972,168
                                                                                                            ---------------

     THRIFTS & MORTGAGE FINANCING -- 4.2%
         Countrywide Financial Corp. (a)                                                    4,900                   161,602
         Downey Financial*                                                                  3,900                   237,510
         Indymac Mortgage Holdings, Inc.                                                   17,300                   684,734
         Washington Mutual, Inc. (a)                                                       23,789                   933,005
                                                                                                            ---------------
                                                                                                                  2,016,851
                                                                                                            ---------------
     TOTAL FINANCIALS                                                                                            12,339,283
                                                                                                            ---------------

   HEALTHCARE -- 10.3%
     HEALTH CARE PROVIDERS & SERVICES -- 6.7%
         Aetna, Inc.                                                                        4,200                   361,788
         CIGNA Corp. (a)                                                                    2,600                   306,436
         Community Health Systems, Inc.*                                                    5,300                   205,693
         Health Net, Inc.*                                                                 13,000                   615,160
         Humana, Inc.* (a)                                                                  4,600                   220,248
         Sierra Health Services, Inc.*                                                      5,000                   344,350
         WellChoice, Inc.*                                                                  4,300                   326,370
         WellPoint, Inc*                                                                   10,639                   806,649
                                                                                                            ---------------
                                                                                                                  3,186,694
                                                                                                            ---------------

     HEALTHCARE - FACILITY -- 1.2%
         Triad Hospitals, Inc.*                                                            12,800                   579,456
                                                                                                            ---------------
                                                                                                                    579,456
                                                                                                            ---------------

     PHARMACEUTICALS -- 2.4%
         Abbott Laboratories (a)                                                            3,962                   167,989
         Caremark Rx, Inc.*                                                                 3,900                   194,727
         Watson Pharmaceuticals, Inc.* (a)                                                 21,000                   768,810
                                                                                                            ---------------
                                                                                                                  1,131,526
                                                                                                            ---------------
     TOTAL HEALTHCARE                                                                                             4,897,676
                                                                                                            ---------------

WT MUTUAL FUND / Wilmington Large-Cap Value Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                Value
  INDUSTRIALS -- 3.9%
     AEROSPACE & DEFENSE -- 0.6%
         Raytheon Co.                                                                       7,594                   288,724
                                                                                                            ---------------
                                                                                                                    288,724
                                                                                                            ---------------

     COMMERCIAL SERVICES & SUPPLIES -- 0.5%
         Equifax, Inc.                                                                      7,300                   255,062
                                                                                                            ---------------
                                                                                                                    255,062
                                                                                                            ---------------

     CONSTRUCTION & ENGINEERING -- 0.4%
         Jacobs Engineering Group, Inc.*                                                    3,100                   208,940
                                                                                                            ---------------
                                                                                                                    208,940
                                                                                                            ---------------

     CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.5%
         Terex Corp.*                                                                       4,700                   232,321
                                                                                                            ---------------
                                                                                                                    232,321
                                                                                                            ---------------

     ELECTRICAL COMPONENTS & EQUIPMENT -- 0.6%
         Thomas & Betts Corp.                                                               8,300                   285,603
                                                                                                            ---------------
                                                                                                                    285,603
                                                                                                            ---------------

     INDUSTRIAL CONGLOMERATES -- 1.3%
         Tyco International, Ltd.                                                          21,893                   609,720
                                                                                                            ---------------
                                                                                                                    609,720
                                                                                                            ---------------
     TOTAL INDUSTRIALS                                                                                            1,880,370
                                                                                                            ---------------

   INFORMATION TECHNOLOGY -- 5.3%
     COMPUTER HARDWARE -- 1.8%
         International Business Machines Corp. (a)                                         10,753                   862,605
                                                                                                            ---------------
                                                                                                                    862,605
                                                                                                            ---------------

     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
         Emerson Electric Co.                                                              11,159                   801,216
                                                                                                            ---------------
                                                                                                                    801,216
                                                                                                            ---------------

     IT SERVICES -- 0.3%
         Computer Sciences Corp.* (a)                                                       3,100                   146,661
                                                                                                            ---------------
                                                                                                                    146,661
                                                                                                            ---------------

WT MUTUAL FUND / Wilmington Large-Cap Value Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                Value
    SOFTWARE -- 1.5%
         Oracle Corp.* (a)                                                                 40,263                   498,859
         Take Two Interactive Software, Inc.* (a)                                           9,000                   198,810
                                                                                                            ---------------
                                                                                                                    697,669
                                                                                                            ---------------
     TOTAL INFORMATION TECHNOLOGY                                                                                 2,508,151
                                                                                                            ---------------

   MANUFACTURING -- 1.1%
     AUTO PARTS & EQUIPMENT -- 1.1%
         The Goodyear Tire & Rubber Co.* (a)                                               34,500                   537,855
                                                                                                            ---------------
                                                                                                                    537,855
                                                                                                            ---------------
     TOTAL MANUFACTURING                                                                                            537,855
                                                                                                            ---------------

   MATERIALS -- 1.5%
     METALS & MINING -- 1.5%
         Arch Coal, Inc. (a)                                                                7,400                   499,500
         Consol Energy, Inc.                                                                3,000                   228,810
                                                                                                            ---------------
                                                                                                                    728,310
                                                                                                            ---------------
     TOTAL MATERIALS                                                                                                728,310
                                                                                                            ---------------

   TELECOMMUNICATION SERVICES -- 5.3%
     INTEGRATED TELECOM SERVICES -- 3.9%
         BellSouth Corp. (a)                                                               40,532                 1,065,992
         NTL, Inc.*                                                                        11,800                   788,240
                                                                                                            ---------------
                                                                                                                  1,854,232
                                                                                                            ---------------

     WIRELESS TELECOMM SERVICES -- 1.4%
         Telephone & Data Systems, Inc. (a)                                                16,700                   651,300
                                                                                                            ---------------
                                                                                                                    651,300
                                                                                                            ---------------
     TOTAL TELECOMMUNICATION SERVICES                                                                             2,505,532
                                                                                                            ---------------

   TRANSPORTATION -- 2.9%
     RAILROADS -- 2.4%
         CSX Corp.                                                                          6,301                   292,870
         Norfolk Southern Corp.                                                            21,065                   854,397
                                                                                                            ---------------
                                                                                                                  1,147,267
                                                                                                            ---------------

     TRUCKING -- 0.5%
         Laidlaw International, Inc.*                                                       9,500                   229,615
                                                                                                            ---------------
                                                                                                                    229,615
                                                                                                            ---------------
     TOTAL TRANSPORTATION                                                                                         1,376,882
                                                                                                            ---------------

WT MUTUAL FUND / Wilmington Large-Cap Value Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                Value
   UTILITIES -- 8.5%
     ELECTRIC UTILITIES -- 2.6%
         Allegheny Energy, Inc.*                                                           14,100                   433,152
         PPL Corp.                                                                         25,000                   808,250
                                                                                                            ---------------
                                                                                                                  1,241,402
                                                                                                            ---------------

     GAS UTILITIES -- 1.9%
         Questar Corp.                                                                      1,600                   140,992
         Southern Union Co.*                                                               29,340                   756,092
                                                                                                            ---------------
                                                                                                                    897,084
                                                                                                            ---------------

     MULTI - UTILITIES & UNREGULATED POWER -- 4.0%
         CMS Energy Corp.* (a)                                                             45,000                   740,250
         Duke Energy Corp. (a)                                                              7,700                   224,609
         Reliant Resources, Inc.*                                                          53,800                   830,672
         WPS Resources Corp.                                                                2,000                   115,600
                                                                                                            ---------------
                                                                                                                  1,911,131
                                                                                                            ---------------
     TOTAL UTILITIES                                                                                              4,049,617
                                                                                                            ---------------
     TOTAL COMMON STOCK
       (Cost $40,754,859)                                                                                        47,622,008
                                                                                                            ---------------


TOTAL INVESTMENTS -- 100.0%
     (Cost $40,754,859)(1) +                                                                                    $47,622,008


SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES

   FLOATING RATE COMMERCIAL PAPER
      Morgan Stanley, 4.02%, 10/03/05                                                   1,148,204                 1,148,204
                                                                                                            ---------------

   FLOATING RATE NOTE
        Lehman Brothers, 4.0%, 10/03/05                                                 2,104,161
                2,104,161
         Morgan Stanley, 4.01%, 10/03/05                                                1,697,101
                1,697,101
         Morgan Stanley, 4.02%, 10/03/05                                                  809,543                   809,543
        Natexis Banques Populaireas, 3.99%, 10/03/05                                      667,241                   667,241
         Sedna Finance Corp., 3.74%, 10/17/05                                           1,340,808                 1,340,808
                                                                                                            ---------------
     TOTAL FLOATING RATE NOTE                                                                                     6,618,854
                                                                                                            ---------------

   MASTER NOTE
         Merrill Lynch & Co., Inc., 4.04%, 10/04/05                                     2,006,871                 2,006,871
                                                                                                            ---------------





WT MUTUAL FUND / Wilmington Large-Cap Value Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                Value
   TIME DEPOSIT
         Societe Generale, 3.38%, 10/03/05                                                536,707                   536,707
         Wells Fargo, 3.88%, 10/03/05                                                   7,826,460                 7,826,460
                                                                                                            ---------------
     TOTAL TIME DEPOSIT                                                                                           8,363,167
                                                                                                            ---------------

   TOTAL SHORT-TERM INVESTMENTS HELD AS
         COLLATERAL FOR LOANED SECURITIES
     (Cost $18,137,096)(2)                                                                                      $18,137,096
                                                                                                            ===============


--------------
ADR      American Depository Receipt
*        Non-incoming producing security.
(a)      Security partially or fully on loan.
+ The cost for Federal income tax purposes was $58,917,543. At September 30, 2005 net unrealized appreciation was $6,841,561. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,771,526, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $929,965.
(1) At September 30, 2005, the market value of securities on loan for the Large-Cap Value Fund was $17,602,969.
(2) The investments held as collateral on loaned securities represented 38.1% of the net assets of the Large-Cap Value Fund.
(3)      Formerly the Wilmington Large Cap Value Portfolio.

WT MUTUAL FUND / Wilmington Large-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

----------------------------------------------------------------------------------------------------------------------------


                                                                                           Shares                 Value
                                                                                           ------                 -----

COMMON STOCK -- 98.6%
   CONSUMER DISCRETIONARY -- 13.8%
     GENERAL MERCHANDISE -- 0.8%
         Rent-A-Center, Inc.*                                                              15,600            $      301,236
                                                                                                             --------------
                                                                                                                    301,236
                                                                                                             --------------

     HOMEBUILDING -- 2.3%
         D.R. Horton, Inc.                                                                 11,066                   400,811
         M.D.C. Holdings, Inc. (a)                                                          4,130                   325,816
         Toll Brothers, Inc.*                                                               2,400                   107,208
                                                                                                             --------------
                                                                                                                    833,835
                                                                                                             --------------

     HOTELS, RESTAURANTS, & LEISURE -- 0.4%
         Choice Hotels International, Inc.                                                  2,200                   142,208
                                                                                                             --------------
                                                                                                                    142,208
                                                                                                             --------------

     MOVIES & ENTERTAINMENT -- 4.8%
         Comcast Corp. - Class A*                                                          29,300                   860,833
         The Walt Disney Co.                                                               16,000                   386,080
         Time Warner, Inc.                                                                 26,100                   472,671
                                                                                                             --------------
                                                                                                                  1,719,584
                                                                                                             --------------

     RETAIL APPAREL -- 0.9%
         Urban Outfitters, Inc.*                                                           10,800                   317,520
                                                                                                             --------------
                                                                                                                    317,520
                                                                                                             --------------

     SPECIALTY RETAIL -- 4.0%
         CVS Corp.                                                                          5,200                   150,852
         Lowe's Cos., Inc. (a)                                                              7,000                   450,800
         Sears Holdings Corp.* (a)                                                          1,100                   136,862
         The Home Depot, Inc. (a)                                                          14,343                   547,042
         Walgreen Co.                                                                       3,500                   152,075
                                                                                                             --------------
                                                                                                                  1,437,631
                                                                                                             --------------

     SPECIALTY STORES -- 0.6%
         Federated Department Stores, Inc.*                                                 3,200                   213,984
                                                                                                             --------------
                                                                                                                    213,984
                                                                                                             --------------
     TOTAL CONSUMER DISCRETIONARY                                                                                 4,965,998
                                                                                                             --------------

   CONSUMER STAPLES -- 6.9%
     BEVERAGES -- 0.3%
         The Coca-Cola Co.                                                                  2,600                   112,294
                                                                                                             --------------
                                                                                                                    112,294
                                                                                                             --------------


WT MUTUAL FUND / Wilmington Large-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

----------------------------------------------------------------------------------------------------------------------------


                                                                                           Shares                 Value
                                                                                           ------                 -----

     HOUSEHOLD PRODUCTS -- 1.7%
         Kimberly-Clark Corp.                                                               6,200                   369,086
         Procter & Gamble Co. (a)                                                           4,000                   237,840
                                                                                                             --------------
                                                                                                                    606,926
                                                                                                             --------------

     PACKAGED FOODS/MEATS -- 3.6%
         Hormel Foods Corp.                                                                16,300                   537,737
         Pilgrim's Pride Corp.                                                             17,400                   633,360
         Smithfield Foods, Inc.*                                                            4,200                   124,656
                                                                                                             --------------
                                                                                                                  1,295,753
                                                                                                             --------------

     PERSONAL PRODUCTS -- 1.3%
         Altria Group, Inc.                                                                 5,100                   375,921
         UST, Inc. (a)                                                                      2,400                   100,464
                                                                                                             --------------
                                                                                                                    476,385
                                                                                                             --------------
     TOTAL CONSUMER STAPLES                                                                                       2,491,358
                                                                                                             --------------

   ENERGY -- 13.5%
     ENERGY EQUIPMENT & SERVICES -- 0.8%
         TXU Corp. (a)                                                                      2,400                   270,912
                                                                                                             --------------
                                                                                                                    270,912
                                                                                                             --------------

     OIL & GAS EXPLORATION/PRODUCTION -- 10.9%
         Apache Corp.                                                                       1,300                    97,786
         Burlington Resources, Inc.                                                         1,600                   130,112
         ChevronTexaco Corp. (a)                                                           13,200                   854,436
         ConocoPhillips                                                                    11,136                   778,518
         Devon Energy Corp.                                                                 2,600                   178,464
         Exxon Mobil Corp.                                                                 13,074                   830,722
         Kerr-McGee Corp.                                                                   1,229                   119,348
         Marathon Oil Corp.                                                                 1,400                    96,502
         Newfield Exploration Co.*                                                          2,500                   122,750
         Occidental Petroleum Corp.                                                         5,100                   435,693
         Quicksilver Resources, Inc.*                                                       3,400                   162,486
         Tesoro Corp.*                                                                      2,200                   147,928
                                                                                                             --------------
                                                                                                                  3,954,745
                                                                                                             --------------

     OIL & GAS REFINING & MARKETING -- 1.3%
         Valero Energy Corp.                                                                  800                    90,448
         Western Gas Resources, Inc.*                                                       7,500                   384,225
                                                                                                             --------------
                                                                                                                    474,673
                                                                                                             --------------

     OIL & GAS STORAGE & TRANSPORTATION -- 0.5%
         The Williams Companies, Inc.                                                       6,600                   165,330
                                                                                                             --------------
                                                                                                                    165,330
                                                                                                             --------------
     TOTAL ENERGY                                                                                                 4,865,660
                                                                                                             --------------


WT MUTUAL FUND / Wilmington Large-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

----------------------------------------------------------------------------------------------------------------------------


                                                                                           Shares                 Value
                                                                                           ------                 -----

   FINANCIALS -- 18.4%
     CAPITAL MARKETS -- 2.5%
         Citigroup, Inc.                                                                    9,905                   450,876
         J.P. Morgan Chase & Co.                                                           12,900                   437,697
                                                                                                             --------------
                                                                                                                    888,573
                                                                                                             --------------

     COMMERCIAL BANKS -- 0.3%
         CIT Group, Inc.                                                                    2,600                   117,468
                                                                                                             --------------
                                                                                                                    117,468
                                                                                                             --------------

     CONSUMER FINANCE -- 4.5%
         AmeriCredit Corp.*                                                                28,500                   680,294
         H&R Block, Inc.                                                                   16,600                   398,068
         MBIA, Inc. (a)                                                                     7,400                   448,588
         WFS Financial, Inc.*                                                               2,000                   134,380
                                                                                                             --------------
                                                                                                                  1,661,330
                                                                                                             --------------

     DIVERSIFIED FINANCIAL SERVICES -- 0.4%
         The Chicago Mercantile Exchange* (a)                                                 400                   134,920
                                                                                                             --------------
                                                                                                                    134,920
                                                                                                             --------------

     INSURANCE - MULTI-LINE -- 3.3%
         American International Group, Inc.                                                 2,400                   148,704
         Loews Corp.                                                                        7,000                   646,870
         The Hartford Financial Services Group, Inc.                                        5,100                   393,567
                                                                                                             --------------
                                                                                                                  1,189,141
                                                                                                             --------------

     INSURANCE - PROPERTY/CASUALTY -- 2.6%
         The Allstate Corp.                                                                 4,300                   237,747
         The Progressive Corp.                                                              4,700                   492,419
         The St. Paul Travelers Cos., Inc. (a)                                              4,300                   192,941
                                                                                                             --------------
                                                                                                                    923,107
                                                                                                             --------------

     REITS -- 1.2%
         Archstone-Smith Trust                                                              4,000                   159,480
         Kimco Realty Corp. [REIT]                                                          5,800                   182,236
         ProLogis                                                                           2,400                   106,344
                                                                                                             --------------
                                                                                                                    448,060
                                                                                                             --------------

     REGIONAL BANKS -- 3.3%
         Bank of America Corp. (a)                                                         10,902                   458,974
         National City Corp. (a)                                                            4,600                   153,824
         U.S. Bancorp (a)                                                                  16,200                   454,896
         Wells Fargo & Co. (a)                                                              2,000                   117,140
                                                                                                             --------------
                                                                                                                  1,184,834
                                                                                                             --------------

     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 0.3%
         American Capital Strategies, Ltd.                                                  2,800                   102,648
                                                                                                             --------------
                                                                                                                    102,648
                                                                                                             --------------
     TOTAL FINANCIALS                                                                                             6,650,081
                                                                                                             --------------


WT MUTUAL FUND / Wilmington Large-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

----------------------------------------------------------------------------------------------------------------------------


                                                                                           Shares                 Value
                                                                                           ------                 -----

   HEALTHCARE -- 9.5%
     HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
         Beckman Coulter, Inc.                                                              2,400                   129,552
         Boston Scientific Corp.*                                                           5,600                   130,872
         Zimmer Holdings, Inc.* (a)                                                         1,800                   124,002
                                                                                                             --------------
                                                                                                                    384,426
                                                                                                             --------------

     HEALTH CARE PROVIDERS & SERVICES -- 3.7%
         Aetna, Inc.                                                                        2,400                   206,736
         Express Scripts, Inc.*                                                             3,000                   186,600
         Humana, Inc.* (a)                                                                  3,200                   153,216
         UnitedHealth Group, Inc.                                                           6,200                   348,440
         WellChoice, Inc.*                                                                  1,900                   144,210
         WellPoint, Inc*                                                                    4,400                   333,608
                                                                                                             --------------
                                                                                                                  1,372,810
                                                                                                             --------------

     HEALTHCARE - DISTRIBUTORS -- 0.4%
         McKesson Corp. (a)                                                                 2,700                   128,115
                                                                                                             --------------
                                                                                                                    128,115
                                                                                                             --------------

     HEALTHCARE - FACILITY -- 0.4%
         HCA, Inc. (a)                                                                      3,100                   148,552
                                                                                                             --------------
                                                                                                                    148,552
                                                                                                             --------------

     HEALTHCARE - SERVICES -- 0.6%
         DaVita, Inc.*                                                                      4,400                   202,708
                                                                                                             --------------
                                                                                                                    202,708
                                                                                                             --------------

     MANAGED HEALTH CARE -- 0.4%
         CIGNA Corp.                                                                        1,300                   153,218
                                                                                                             --------------
                                                                                                                    153,218
                                                                                                             --------------

     PHARMACEUTICALS -- 2.9%
         American Pharmaceutical Partners, Inc.*                                            3,100                   141,546
         Caremark Rx, Inc.*                                                                 7,300                   364,489
         Johnson & Johnson (a)                                                              1,400                    88,592
         Pfizer, Inc.                                                                      17,829                   445,190
                                                                                                             --------------
                                                                                                                  1,039,817
                                                                                                             --------------
     TOTAL HEALTHCARE                                                                                             3,429,646
                                                                                                             --------------


WT MUTUAL FUND / Wilmington Large-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

----------------------------------------------------------------------------------------------------------------------------


                                                                                           Shares                 Value
                                                                                           ------                 -----

   INDUSTRIALS -- 12.7%
     AEROSPACE & DEFENSE -- 3.1%
         General Dynamics Corp.                                                             1,800                   215,190
         Honeywell International, Inc.                                                     13,000                   487,500
         Northrop Grumman Corp.                                                             4,000                   217,400
         United Technologies Corp.                                                          3,532                   183,099
                                                                                                             --------------
                                                                                                                  1,103,189
                                                                                                             --------------

     BUILDING PRODUCTS -- 1.2%
         American Standard Companies, Inc.                                                  3,400                   158,270
         Lafarge North America, Inc.                                                        2,100                   141,981
         USG Corp. (a)                                                                      2,000                   137,440
                                                                                                             --------------
                                                                                                                    437,691
                                                                                                             --------------

     COMMERCIAL SERVICES & SUPPLIES -- 1.8%
         Cendant Corp.                                                                     25,600                   528,384
         Hughes Supply, Inc.                                                                3,800                   123,880
                                                                                                             --------------
                                                                                                                    652,264
                                                                                                             --------------

     ELECTRICAL COMPONENTS & EQUIPMENT -- 1.6%
         Thomas & Betts Corp.                                                              17,000                   584,970
                                                                                                             --------------
                                                                                                                    584,970
                                                                                                             --------------

     INDUSTRIAL CONGLOMERATES -- 3.3%
         3M Co. (a)                                                                         5,600                   410,816
         General Electric Co.                                                              23,585                   794,107
                                                                                                             --------------
                                                                                                                  1,204,923
                                                                                                             --------------

     MACHINERY -- 0.4%
         Deere & Co.                                                                        2,400                   146,880
                                                                                                             --------------
                                                                                                                    146,880
                                                                                                             --------------

     SERVICES - DIVERSIFIED/COMMERCIAL -- 0.4%
         Public Storage, Inc.                                                               1,900                   127,300
                                                                                                             --------------
                                                                                                                    127,300
                                                                                                             --------------

     SERVICES - OFFICE/SUPPLIES -- 0.5%
         Xerox Corp.* (a)                                                                  12,900                   176,085
                                                                                                             --------------
                                                                                                                    176,085
                                                                                                             --------------

     TRANSPORT INFRASTRUCTURE -- 0.4%
         Burlington Northern Santa Fe Corp.                                                 2,700                   161,460
                                                                                                             --------------
                                                                                                                    161,460
                                                                                                             --------------
     TOTAL INDUSTRIALS                                                                                            4,594,762
                                                                                                             --------------


WT MUTUAL FUND / Wilmington Large-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

----------------------------------------------------------------------------------------------------------------------------


                                                                                           Shares                 Value
                                                                                           ------                 -----

   INFORMATION TECHNOLOGY -- 12.0%
     APPLICATION SOFTWARE -- 0.8%
         Autodesk, Inc.                                                                     6,600                   306,504
                                                                                                             --------------
                                                                                                                    306,504
                                                                                                             --------------

     COMMUNICATIONS EQUIPMENT -- 2.1%
         Motorola, Inc. (a)                                                                14,086                   311,160
         Verizon Communications, Inc. (a)                                                  13,300                   434,777
                                                                                                             --------------
                                                                                                                    745,937
                                                                                                             --------------

     COMPUTER HARDWARE -- 2.3%
         Apple Computer, Inc.*                                                              2,600                   139,386
         Hewlett-Packard Co. (a)                                                            8,925                   260,610
         International Business Machines Corp.                                              3,600                   288,792
         NCR Corp.*                                                                         4,900                   156,359
                                                                                                             --------------
                                                                                                                    845,147
                                                                                                             --------------

     INTERNET SOFTWARE & SERVICES -- 0.5%
         Google, Inc.- Class A*                                                               600                   189,876
                                                                                                             --------------
                                                                                                                    189,876
                                                                                                             --------------

     IT SERVICES -- 0.8%
         CACI International, Inc.*                                                          3,200                   193,920
         EMC Corp.*                                                                         7,500                    97,050
                                                                                                             --------------
                                                                                                                    290,970
                                                                                                             --------------

     SEMICONDUCTORS & SEMI EQUIPMENT -- 2.6%
         Advanced Micro Devices, Inc.*                                                      9,600                   241,920
         National Semiconductor Corp.                                                       7,000                   184,100
         NVIDIA Corp.*                                                                     14,500                   497,060
                                                                                                             --------------
                                                                                                                    923,080
                                                                                                             --------------

     SOFTWARE -- 2.9%
         Activision, Inc.*                                                                 21,700                   443,765
         Electronic Arts, Inc.* (a)                                                         1,900                   108,091
         Microsoft Corp.                                                                   18,697                   481,074
                                                                                                             --------------
                                                                                                                  1,032,930
                                                                                                             --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                 4,334,444
                                                                                                             --------------


WT MUTUAL FUND / Wilmington Large-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

----------------------------------------------------------------------------------------------------------------------------


                                                                                           Shares                 Value
                                                                                           ------                 -----

   MATERIALS -- 2.1%
     CHEMICALS -- 0.6%
         Cabot Corp.                                                                        6,300                   207,963
                                                                                                             --------------
                                                                                                                    207,963
                                                                                                             --------------

     CONTAINERS & PACKAGING -- 0.3%
         Owens-Illinois, Inc.*                                                              5,300                   109,286
                                                                                                             --------------
                                                                                                                    109,286
                                                                                                             --------------

     METALS & MINING -- 1.2%
         Consol Energy, Inc.                                                                4,100                   312,707
         Massey Energy Co.                                                                  2,300                   117,461
                                                                                                             --------------
                                                                                                                    430,168
                                                                                                             --------------
     TOTAL MATERIALS                                                                                                747,417
                                                                                                             --------------

   REAL ESTATE -- 0.3%
         The Saint Joe Company                                                              1,800                   112,410
                                                                                                             --------------
     TOTAL REAL ESTATE                                                                                              112,410
                                                                                                             --------------

   TELECOMMUNICATION SERVICES -- 2.9%
     INTEGRATED TELECOM SERVICES -- 2.5%
         NTL, Inc.*                                                                        13,600                   908,480
                                                                                                             --------------
                                                                                                                    908,480
                                                                                                             --------------

     WIRELESS TELECOMM SERVICES -- 0.4%
         NII Holdings, Inc.*                                                                1,500                   126,675
                                                                                                             --------------
                                                                                                                    126,675
                                                                                                             --------------
     TOTAL TELECOMMUNICATION SERVICES                                                                             1,035,155
                                                                                                             --------------

   UTILITIES -- 6.5%
     MULTI - UTILITIES & UNREGULATED POWER -- 6.5%
         AES Corp.*                                                                        23,200                   381,176
         American Electric Power Co., Inc.                                                  3,400                   134,980
         CMS Energy Corp.* (a)                                                             16,600                   273,070
         Duke Energy Corp. (a)                                                              8,700                   253,779
         PG&E Corp.                                                                         6,500                   255,125
         Reliant Resources, Inc.* (a)                                                      33,200                   512,608
         Westar Energy, Inc.                                                                6,600                   159,258
         WPS Resources Corp.                                                                6,400                   369,920
                                                                                                             --------------
                                                                                                                  2,339,916
                                                                                                             --------------
     TOTAL UTILITIES                                                                                              2,339,916
                                                                                                             --------------

WT MUTUAL FUND / Wilmington Large-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

----------------------------------------------------------------------------------------------------------------------------


                                                                                           Shares                 Value
                                                                                           ------                 -----

     TOTAL COMMON STOCK
       (Cost $32,794,650)                                                                                        35,566,847
                                                                                                             --------------
SHORT-TERM INVESTMENTS -- 1.4%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series              258,155                   258,155
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series              258,155                   258,155
                                                                                                             --------------

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $516,310)                                                                                              516,310
                                                                                                             --------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $33,310,960) +                                                                                       $36,083,157

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES

   FLOATING RATE CERTIFICATES OF DEPOSIT
      Banco Santander, 3.72%, 10/13/05                                                    156,638                   156,638
                                                                                                             --------------
     TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT                                                                    156,638
                                                                                                             --------------
   FLOATING RATE COMMERCIAL PAPER
      Morgan Stanley, 4.02%, 10/03/05                                                   1,277,888                 1,277,888
         Skandinaviska Enskilda Banken, 3.76%, 10/17/05                                   318,839                   318,839
                                                                                                             --------------
     TOTAL FLOATING RATE COMMERCIAL PAPER                                                                         1,596,727
                                                                                                             --------------

   FLOATING RATE NOTE
        Lehman Brothers, 4.0%, 10/03/05                                                 1,096,881                 1,096,881
         Morgan Stanley, 4.01%, 10/03/05                                                  980,029                   980,029
         Morgan Stanley, 4.02%, 10/03/05                                                   31,529                    31,529
        Natexis Banques Populaireas, 3.99%, 10/03/05                                      405,511                   405,511
         Sedna Finance Corp., 3.74%, 10/17/05                                              67,893                    67,893
                                                                                                             --------------
     TOTAL FLOATING RATE NOTE                                                                                     2,581,843
                                                                                                             --------------


   INSTITUTIONAL MONEY MARKET TRUST
         BlackRock Institutional Money Market Trust, 3.82%,
         10/03/05                                                                         243,939                   243,939
                                                                                                             --------------
     TOTAL INSTITUTIONAL MONEY MARKET TRUST                                                                         243,939
                                                                                                             --------------

   MASTER NOTE
         Merrill Lynch & Co., Inc., 4.04%, 10/04/05                                     1,408,591                 1,408,591
                                                                                                             --------------
     TOTAL MASTER NOTE                                                                                            1,408,591
                                                                                                             --------------


WT MUTUAL FUND / Wilmington Large-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

----------------------------------------------------------------------------------------------------------------------------


                                                                                           Shares                 Value
                                                                                           ------                 -----

   TIME DEPOSIT
         Societe Generale, 3.38%, 10/03/05                                                251,038                   251,038
         Wells Fargo, 3.88%, 10/03/05                                                   1,247,900                 1,247,900

                                                                                                             --------------
     TOTAL TIME DEPOSIT                                                                                           1,498,938
                                                                                                             --------------

   TOTAL SHORT-TERM INVESTMENTS HELD AS
         COLLATERAL FOR LOANED SECURITIES
     (Cost $7,486,676)(2)                                                                                    $    7,486,676
                                                                                                             ==============

---------------
*        Non-income producing security.
(a)      Security partially or fully on loan.
+ The cost for Federal income tax purposes was $40,810,386. At September 30, 2005 net unrealized appreciation was $2,759,447. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,758,116 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $998,669.
(1) At September 30, 2005, the market value of securities on loan for the Large Cap Core Series was $7,264,425.
(2) The investments held as collateral on loaned securities represents 20.7% of the market value of the Large Cap Core Portfolio.
(3)      Formerly the Wilmington Large Cap Core Portfolio.

WT MUTUAL FUND / Wilmington Large-Cap Growth Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Shares            Value
                                                                                                    ------            -----
COMMON STOCK -- 99.8%
   CONSUMER DISCRETIONARY -- 15.6%
     CASINO & GAMING -- 0.7%
         Boyd Gaming Corp.*                                                                          1,500        $      64,680
         Penn National Gaming, Inc.*                                                                 4,000              124,440
         Wynn Resorts, Ltd.*                                                                         2,100               94,815
                                                                                                                  -------------
                                                                                                                        283,935
                                                                                                                  -------------

     GENERAL MERCHANDISE -- 0.4%
         Rent-A-Center, Inc.*                                                                        7,000              135,170
                                                                                                                  -------------
                                                                                                                        135,170
                                                                                                                  -------------

     HOMEBUILDING -- 3.4%
         Beazer Homes USA, Inc.*                                                                     2,200              129,074
         Centex Corp.                                                                                1,200               77,496
         D.R. Horton, Inc.                                                                           9,733              352,529
         Hovnanian Enterprises, Inc. - Class A*                                                      1,600               81,920
         M.D.C. Holdings, Inc.                                                                       1,697              133,876
         Standard Pacific Corp.                                                                      3,700              153,587
         The Ryland Group, Inc.                                                                      2,000              136,840
         Toll Brothers, Inc.*                                                                        4,700              209,949
                                                                                                                  -------------
                                                                                                                      1,275,271
                                                                                                                  -------------

     HOTELS, RESTAURANTS, & LEISURE -- 1.6%
         Choice Hotels International, Inc.                                                           7,000              452,480
         Darden Restaurants, Inc.                                                                    4,900              148,813
                                                                                                                  -------------
                                                                                                                        601,293
                                                                                                                  -------------

     INTERNET & CATALOG RETAIL -- 0.4%
         eBay, Inc.*                                                                                 3,900              160,680
                                                                                                                  -------------
                                                                                                                        160,680
                                                                                                                  -------------

     MOVIES & ENTERTAINMENT -- 1.8%
         Comcast Corp. - Class A*                                                                   17,100              502,398
         Time Warner, Inc.                                                                           9,900              179,289
                                                                                                                  -------------
                                                                                                                        681,687
                                                                                                                  -------------

     RETAIL APPAREL -- 0.8%
         Urban Outfitters, Inc.*                                                                    10,600              311,640
                                                                                                                  -------------
                                                                                                                        311,640
                                                                                                                  -------------

     SPECIALTY RETAIL -- 6.5%
         CVS Corp.                                                                                  10,200              295,902
         Lowe's Cos., Inc.                                                                          17,600            1,133,441
         Pacific Sunwear of California, Inc.*                                                       16,600              355,904
         Sears Holdings Corp.*                                                                         700               87,094
         The Home Depot, Inc.                                                                        8,400              320,376
         Wal-Mart Stores, Inc.                                                                       3,700              162,134
         Walgreen Co.                                                                                2,900              126,005
                                                                                                                  -------------
                                                                                                                      2,480,856
                                                                                                                  -------------
     TOTAL CONSUMER DISCRETIONARY                                                                                     5,930,532
                                                                                                                  -------------

WT MUTUAL FUND / Wilmington Large-Cap Growth Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Shares            Value
                                                                                                    ------            -----
   CONSUMER STAPLES -- 4.1%
     BEVERAGES -- 0.7%
         The Coca-Cola Co.                                                                           6,000              259,140
                                                                                                                  -------------
                                                                                                                        259,140
                                                                                                                  -------------

     FOOD DISTRIBUTORS -- 0.2%
         Sysco Corp.                                                                                 3,000               94,110
                                                                                                                  -------------
                                                                                                                         94,110
                                                                                                                  -------------

     FOOD PRODUCTS -- 0.2%
         Whole Foods Market, Inc.*                                                                     700               94,115
                                                                                                                  -------------
                                                                                                                         94,115
                                                                                                                  -------------

     HOUSEHOLD PRODUCTS -- 1.9%
         Kimberly-Clark Corp.                                                                       11,905              708,705
                                                                                                                  -------------
                                                                                                                        708,705
                                                                                                                  -------------

     PERSONAL PRODUCTS -- 1.1%
         Altria Group, Inc.                                                                          4,600              339,066
         Avon Products, Inc.                                                                         2,920               78,840
                                                                                                                  -------------
                                                                                                                        417,906
                                                                                                                  -------------
     TOTAL CONSUMER STAPLES                                                                                           1,573,976
                                                                                                                  -------------

   ENERGY -- 6.6%
     ENERGY EQUIPMENT & SERVICES -- 1.1%
         Halliburton Co.                                                                             2,300              157,596
         TXU Corp.                                                                                   2,400              270,912
                                                                                                                  -------------
                                                                                                                        428,508
                                                                                                                  -------------

     OIL & GAS EXPLORATION/PRODUCTION -- 4.2%
         Burlington Resources, Inc.                                                                  3,670              298,444
         EOG Resources, Inc.                                                                         1,400              104,860
         Newfield Exploration Co.*                                                                   8,530              418,824
         Pioneer Natural Resources Co.                                                               6,995              384,165
         Tesoro Corp.*                                                                               4,400              295,856
         XTO Energy, Inc.                                                                            2,400              108,768
                                                                                                                  -------------
                                                                                                                      1,610,917
                                                                                                                  -------------

     OIL & GAS REFINING & MARKETING -- 0.3%
         Western Gas Resources, Inc.*                                                                1,900               97,337
                                                                                                                  -------------
                                                                                                                         97,337
                                                                                                                  -------------

     OIL & GAS STORAGE & TRANSPORTATION -- 1.0%
         Kinder Morgan, Inc.                                                                         1,000               96,160
         The Williams Companies, Inc.                                                               11,400              285,570
                                                                                                                  -------------
                                                                                                                        381,730
                                                                                                                  -------------
     TOTAL ENERGY                                                                                                     2,518,492
                                                                                                                  -------------


WT MUTUAL FUND / Wilmington Large-Cap Growth Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Shares            Value
                                                                                                    ------            -----
   FINANCIALS -- 8.7%
     CONSUMER FINANCE -- 2.0%
         AmeriCredit Corp.*                                                                         22,300              532,301
         H&R Block, Inc.                                                                            10,200              244,596
                                                                                                                  -------------
                                                                                                                        776,897
                                                                                                                  -------------

     DIVERSIFIED FINANCIAL SERVICES -- 0.4%
         The Chicago Mercantile Exchange*                                                              400              134,920
                                                                                                                  -------------
                                                                                                                        134,920
                                                                                                                  -------------

     INSURANCE - MULTI-LINE -- 0.6%
         American International Group, Inc.                                                          3,700              229,252
                                                                                                                  -------------
                                                                                                                        229,252
                                                                                                                  -------------

     INSURANCE - PROPERTY/CASUALTY -- 1.1%
         The Progressive Corp.                                                                       4,000              419,080
                                                                                                                  -------------
                                                                                                                        419,080
                                                                                                                  -------------

     REGIONAL BANKS -- 2.1%
         U.S. Bancorp                                                                               30,100              845,208
                                                                                                                  -------------
                                                                                                                        845,208
                                                                                                                  -------------

     REITS - RETAIL -- 2.1%
         Ventas, Inc.                                                                               24,370              784,714
                                                                                                                  -------------
                                                                                                                        784,714
                                                                                                                  -------------

     THRIFTS & MORTGAGE FINANCING -- 0.4%
         Fannie Mae                                                                                  3,015              135,132
                                                                                                                  -------------
                                                                                                                        135,132
                                                                                                                  -------------
     TOTAL FINANCIALS                                                                                                 3,325,203
                                                                                                                  -------------

   HEALTHCARE -- 20.2%
     BIOTECHNOLOGY -- 1.3%
         Amgen, Inc.*                                                                                4,400              350,548
         Genentech, Inc.*                                                                            1,800              151,578
                                                                                                                  -------------
                                                                                                                        502,126
                                                                                                                  -------------

     HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
         Beckman Coulter, Inc.                                                                      13,350              720,633
         Boston Scientific Corp.*                                                                   11,895              277,986
         Dade Behring Holdings, Inc.*                                                                4,700              172,302
         Gen-Probe Inc.*                                                                             2,200              108,790
                                                                                                                  -------------
                                                                                                                      1,279,711
                                                                                                                  -------------

     HEALTH CARE PROVIDERS & SERVICES -- 6.6%
         Aetna, Inc.                                                                                 2,100              180,894
         Amerigroup Corp.*                                                                           4,300               82,216
         Cardinal Health, Inc.                                                                       2,500              158,600
         Community Health Systems, Inc.*                                                             5,400              209,574
         Express Scripts, Inc.*                                                                      8,100              503,820
         Humana, Inc.*                                                                               2,200              105,336
         PacifiCare Health Systems, Inc.*                                                               70                5,585
         Sierra Health Services, Inc.*                                                               2,500              172,175
         UnitedHealth Group, Inc.                                                                    8,200              460,840
         WellChoice, Inc.*                                                                           1,500              113,850
         WellPoint, Inc*                                                                             6,600              500,412
                                                                                                                  -------------
                                                                                                                      2,493,302
                                                                                                                  -------------

     HEALTHCARE - SERVICES -- 1.5%
         Cerner Corp.*                                                                               1,200              104,316
         DaVita, Inc.*                                                                               6,300              290,241
         Pharmaceutical Product Development, Inc.                                                    2,900              166,779
                                                                                                                  -------------
                                                                                                                        561,336
                                                                                                                  -------------

     PHARMACEUTICALS -- 7.4%
         American Pharmaceutical Partners, Inc.*                                                     2,300              105,018
         AmerisourceBergen Corp.                                                                     2,600              200,980
         Andrx Group*                                                                                6,500              100,295
         Caremark Rx, Inc.*                                                                         16,900              843,817
         Endo Pharmaceuticals Holdings, Inc.*                                                        4,500              120,015
         Johnson & Johnson                                                                          16,700            1,056,775
         KOS Pharmaceuticals, Inc.*                                                                  2,500              167,325
         Pfizer, Inc.                                                                               10,000              249,700
                                                                                                                  -------------
                                                                                                                      2,843,925
                                                                                                                  -------------
     TOTAL HEALTHCARE                                                                                                 7,680,400
                                                                                                                  -------------


WT MUTUAL FUND / Wilmington Large-Cap Growth Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Shares            Value
                                                                                                    ------            -----
   INDUSTRIALS -- 16.3%
     AEROSPACE & DEFENSE -- 1.6%
         L-3 Communications Holdings, Inc.                                                           2,100              166,047
         The Boeing Co.                                                                              6,510              442,355
                                                                                                                  -------------
                                                                                                                        608,402
                                                                                                                  -------------

     AIRLINES -- 0.5%
         Southwest Airlines Co.                                                                     12,800              190,080
                                                                                                                  -------------
                                                                                                                        190,080
                                                                                                                  -------------

     BUILDING PRODUCTS -- 1.0%
         American Standard Companies, Inc.                                                           8,400              391,020
                                                                                                                  -------------
                                                                                                                        391,020
                                                                                                                  -------------

     COMMERCIAL SERVICES & SUPPLIES -- 3.6%
         Cendant Corp.                                                                              23,300              480,912
         Hughes Supply, Inc.                                                                        20,870              680,362
         Laureate Education, Inc.*                                                                   2,100              102,837
         Stericycle, Inc.*                                                                           2,500              142,875
                                                                                                                  -------------
                                                                                                                      1,406,986
                                                                                                                  -------------

     CONSTRUCTION & ENGINEERING -- 0.3%
         Jacobs Engineering Group, Inc.*                                                             1,500              101,100
                                                                                                                  -------------
                                                                                                                        101,100
                                                                                                                  -------------

     ELECTRICAL COMPONENTS & EQUIPMENT -- 0.3%
         Thomas & Betts Corp.                                                                        2,800               96,348
                                                                                                                  -------------
                                                                                                                         96,348
                                                                                                                  -------------

     INDUSTRIAL CONGLOMERATES -- 3.5%
         3M Co.                                                                                     14,910            1,093,797
         Corning, Inc.                                                                               4,900               94,717
         General Electric Co.                                                                        4,000              134,680
                                                                                                                  -------------
                                                                                                                      1,323,194
                                                                                                                  -------------

     MACHINERY -- 3.5%
         Briggs & Stratton Corp.                                                                     9,220              318,920
         ITT Industries, Inc.                                                                        8,135              924,136
         Joy Global, Inc.*                                                                           2,000              100,920
                                                                                                                  -------------
                                                                                                                      1,343,976
                                                                                                                  -------------

     SERVICES - OFFICE/SUPPLIES -- 1.5%
         Xerox Corp.*                                                                               40,500              552,825
                                                                                                                  -------------
                                                                                                                        552,825
                                                                                                                  -------------

     TRUCKING -- 0.5%
         CNF, Inc.                                                                                   3,500              183,750
                                                                                                                  -------------
                                                                                                                        183,750
                                                                                                                  -------------
     TOTAL INDUSTRIALS                                                                                                6,197,681
                                                                                                                  -------------


WT MUTUAL FUND / Wilmington Large-Cap Growth Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Shares            Value
                                                                                                    ------            -----
   INFORMATION TECHNOLOGY -- 20.7%
     APPLICATION SOFTWARE -- 1.4%
         Autodesk, Inc.                                                                             11,800              547,992
                                                                                                                  -------------
                                                                                                                        547,992
                                                                                                                  -------------

     COMMUNICATIONS EQUIPMENT -- 4.6%
         Cisco Systems, Inc.*                                                                       46,000              824,780
         F5 Networks, Inc.*                                                                          3,800              165,186
         Motorola, Inc.                                                                             32,770              723,889
                                                                                                                  -------------
                                                                                                                      1,713,855
                                                                                                                  -------------

     COMPUTER HARDWARE -- 3.2%
         Apple Computer, Inc.*                                                                       9,600              514,656
         Dell, Inc.*                                                                                 6,700              229,140
         International Business Machines Corp.                                                       4,800              385,056
         NCR Corp.*                                                                                  3,000               95,730
                                                                                                                  -------------
                                                                                                                      1,224,582
                                                                                                                  -------------

     COMPUTER STORAGE & PERIPHERALS -- 0.4%
         Western Digital Corp.*                                                                     12,100              156,453
                                                                                                                  -------------
                                                                                                                        156,453
                                                                                                                  -------------

     INTERNET SOFTWARE & SERVICES -- 1.0%
         Google, Inc.- Class A*                                                                      1,200              379,752
                                                                                                                  -------------
                                                                                                                        379,752
                                                                                                                  -------------

     IT SERVICES -- 0.4%
         CACI International, Inc.*                                                                   2,600              157,560
                                                                                                                  -------------
                                                                                                                        157,560
                                                                                                                  -------------

     SEMICONDUCTORS & SEMI EQUIPMENT -- 3.8%
         Advanced Micro Devices, Inc.*                                                               6,700              168,840
         Intel Corp.                                                                                10,135              249,828
         Lam Research Corp.*                                                                         6,200              188,914
         National Semiconductor Corp.                                                               17,090              449,467
         NVIDIA Corp.*                                                                               5,400              185,112
         Texas Instruments, Inc.                                                                     5,200              176,280
                                                                                                                  -------------
                                                                                                                      1,418,441
                                                                                                                  -------------

     SOFTWARE -- 5.9%
         Activision, Inc.*                                                                          15,066              308,100
         Adobe Systems, Inc.                                                                         3,700              110,445
         Electronic Arts, Inc.*                                                                      9,600              546,144
         Microsoft Corp.                                                                            36,000              926,279
         Oracle Corp.*                                                                              12,300              152,397
         SRA International, Inc. - Class A*                                                          4,900              173,852
                                                                                                                  -------------
                                                                                                                      2,217,217
                                                                                                                  -------------
     TOTAL INFORMATION TECHNOLOGY                                                                                     7,815,852
                                                                                                                  -------------


WT MUTUAL FUND / Wilmington Large-Cap Growth Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Shares            Value
                                                                                                    ------            -----
   MANUFACTURING -- 1.1%
     ELECTRONIC COMPONENTS & EQUIPMENT -- 1.1%
         Avnet, Inc.                                                                                 5,300              129,585
         FLIR Systems, Inc.*                                                                         3,200               94,656
         KLA-Tencor Corp.                                                                            4,200              204,792
                                                                                                                  -------------
                                                                                                                        429,033
                                                                                                                  -------------
     TOTAL MANUFACTURING                                                                                                429,033
                                                                                                                  -------------

   MATERIALS -- 1.3%
     CHEMICALS -- 0.2%
         Dow Chemical Co.                                                                            1,960               81,673
                                                                                                                  -------------
                                                                                                                         81,673
                                                                                                                  -------------

     METALS & MINING -- 1.1%
         Arch Coal, Inc.                                                                             3,045              205,538
         Consol Energy, Inc.                                                                         2,705              206,310
                                                                                                                  -------------
                                                                                                                        411,848
                                                                                                                  -------------
     TOTAL MATERIALS                                                                                                    493,521
                                                                                                                  -------------

   REAL ESTATE -- 0.4%
         The Saint Joe Company                                                                       2,400              149,880
                                                                                                                  -------------
     TOTAL REAL ESTATE                                                                                                  149,880
                                                                                                                  -------------

   TELECOMMUNICATION SERVICES -- 2.5%
     INTEGRATED TELECOM SERVICES -- 0.5%
         Sprint FON Group                                                                            7,865              187,030
                                                                                                                  -------------
                                                                                                                        187,030
                                                                                                                  -------------

     WIRELESS TELECOMM SERVICES -- 2.0%
         Alamosa Holdings, Inc.*                                                                    13,100              224,141
         American Tower Corp. Cl-A*                                                                  3,900               97,305
         NII Holdings, Inc.*                                                                         4,200              354,690
         United States Cellular Corp.*                                                               1,800               96,156
                                                                                                                  -------------
                                                                                                                        772,292
                                                                                                                  -------------
     TOTAL TELECOMMUNICATION SERVICES                                                                                   959,322
                                                                                                                  -------------


WT MUTUAL FUND / Wilmington Large-Cap Growth Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Shares            Value
                                                                                                    ------            -----
   UTILITIES -- 2.3%
     MULTI-UTILITIES& UNREGULATED POWER -- 2.3%
         AES Corp.*                                                                                 52,400              860,932
                                                                                                                  -------------
     TOTAL UTILITIES                                                                                                    860,932
                                                                                                                  -------------
     TOTAL COMMON STOCK
       (Cost $35,931,329)                                                                                            37,934,824
                                                                                                                  -------------
SHORT-TERM INVESTMENTS -- 0.2%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                        41,256               41,256
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                        41,256               41,256
                                                                                                                  -------------

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $82,512)                                                                                                    82,512
                                                                                                                  -------------


TOTAL INVESTMENTS -- 100.0%
     (Cost $36,013,841) +                                                                                         $  38,017,336
                                                                                                                  =============


------------
*        Non-income producing security.
+ The cost for Federal income tax purposes was $36,090,564. At September 30, 2005 net unrealized appreciation was $1,926,772. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,608,939 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,682,167.
(1)      Formerly the Wilmington Large Cap GrowthPortfolio.

WT MUTUAL FUND / Wilmington Small-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005
(Showing Percentage of Total Value of Investments)

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Shares           Value
                                                                                                    ------           -----

COMMON STOCK -- 99.5%
   CONSUMER DISCRETIONARY -- 17.4%
     ADVERTISING -- 0.3%
         Arbitron, Inc.*                                                                             4,000       $      159,360
                                                                                                                 --------------
                                                                                                                        159,360
                                                                                                                 --------------

     BROADCASTING & CABLE -- 0.7%
         Mediacom Communications Corp.*                                                              6,300               46,494
         Radio One, Inc. - Class D*                                                                 22,610              297,322
                                                                                                                 --------------
                                                                                                                        343,816
                                                                                                                 --------------

     CASINO & GAMING -- 0.5%
         Isle of Capris Casinos, Inc.*                                                              11,183              239,093
                                                                                                                 --------------
                                                                                                                        239,093
                                                                                                                 --------------

     CATALOG RETAIL -- 0.9%
         Insight Enterprises, Inc.*                                                                 23,980              446,028
                                                                                                                 --------------
                                                                                                                        446,028
                                                                                                                 --------------

     DISTRIBUTORS -- 3.5%
         Brightpoint, Inc.*                                                                         17,476              334,491
         Building Materials Holding Corp.                                                            1,300              121,147
         Electro Rent Corp.*                                                                         3,400               42,772
         Interline Brands, Inc.*                                                                    26,933              565,862
         WESCO International, Inc.*                                                                 21,265              720,245
                                                                                                                 --------------
                                                                                                                      1,784,517
                                                                                                                 --------------

     HOME FURNISHINGS -- 0.3%
         Tempur Pedic International, Inc.*                                                          12,380              146,579
                                                                                                                 --------------
                                                                                                                        146,579
                                                                                                                 --------------

     HOMEBUILDING -- 3.6%
         Avatar Holdings, Inc.*                                                                      3,500              207,340
         Brookfield Homes Corp.                                                                      1,300               72,189
         Champion Enterprises, Inc.*                                                                25,830              381,767
         Meritage Homes Corp.*                                                                       1,300               99,658
         NVR, Inc.*                                                                                    100               88,495
         Standard Pacific Corp.                                                                      9,790              406,383
         Technical Olympic USA, Inc.                                                                13,800              361,008
         William Lyon Homes, Inc.*                                                                   1,400              217,280
                                                                                                                 --------------
                                                                                                                      1,834,120
                                                                                                                 --------------

     HOTELS, RESTAURANTS, & LEISURE -- 2.5%
         AFC Enterprises, Inc.                                                                       3,700               42,698
         Dave & Buster's, Inc.*                                                                      7,146               95,399
         Intrawest Corp.*                                                                            9,870              269,451
         RARE Hospitality International, Inc.*                                                       8,835              227,060
         Ruby Tuesday, Inc. (a)                                                                     31,187              678,629
                                                                                                                 --------------
                                                                                                                      1,313,237
                                                                                                                 --------------

WT MUTUAL FUND / Wilmington Small-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005
(Showing Percentage of Total Value of Investments)

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Shares           Value
                                                                                                    ------           -----

     MEDIA -- 0.8%
         Interactive Data Corp.*                                                                     7,372              166,976
         Journal Communications, Inc. - Class A*                                                    16,266              242,363
                                                                                                                 --------------
                                                                                                                        409,339
                                                                                                                 --------------

     MOVIES & ENTERTAINMENT -- 0.6%
         IMAX Corp.*                                                                                22,620              235,927
         Lodgenet Entertainment Corp.*                                                               6,600               97,218
                                                                                                                 --------------
                                                                                                                        333,145
                                                                                                                 --------------

     SPECIALTY RETAIL -- 3.5%
         Aaron Rents, Inc.                                                                           6,300              133,245
         AnnTaylor Stores Corp.*                                                                    14,485              384,577
         Build-A-Bear-Workshop, Inc.*                                                                5,955              132,797
         Burlington Coat Factory Warehouse Corp.                                                     2,500               95,100
         Cost Plus, Inc.*                                                                            9,955              180,683
         Dress Barn, Inc.*                                                                           7,015              159,661
         Hot Topic, Inc.*                                                                            8,305              127,565
         Movie Gallery, Inc.*                                                                        3,600               37,404
         Pacific Sunwear of California, Inc.*                                                        6,455              138,395
         Too, Inc.*                                                                                 15,668              429,773
                                                                                                                 --------------
                                                                                                                      1,819,200
                                                                                                                 --------------

     SPECIALTY STORES -- 0.2%
         Hibbett Sporting Goods, Inc.*                                                               1,800               40,050
         The Pantry, Inc.*                                                                           1,200               44,844
         Tractor Supply Co.*                                                                           900               41,085
                                                                                                                 --------------
                                                                                                                        125,979
                                                                                                                 --------------
     TOTAL CONSUMER DISCRETIONARY                                                                                     8,954,413
                                                                                                                 --------------

   CONSUMER STAPLES -- 3.0%
     HOUSEHOLD PRODUCTS -- 1.0%
         Central Garden & Pet Co.*                                                                  11,559              523,045
                                                                                                                 --------------
                                                                                                                        523,045
                                                                                                                 --------------

     PACKAGED FOODS/MEATS -- 1.0%
         Green Mountain Coffee, Inc.*                                                                1,200               41,736
         Ralcorp Holdings, Inc.                                                                      9,322              390,778
         Reddy Ice Holdings, Inc.                                                                    4,350               89,219
                                                                                                                 --------------
                                                                                                                        521,733
                                                                                                                 --------------


WT MUTUAL FUND / Wilmington Small-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005
(Showing Percentage of Total Value of Investments)

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Shares           Value
                                                                                                    ------           -----

     PERSONAL PRODUCTS -- 1.0%
         Herbalife, Ltd.*                                                                           10,360              312,250
         Playtex Products, Inc.*                                                                    18,750              206,250
                                                                                                                 --------------
                                                                                                                        518,500
                                                                                                                 --------------
     TOTAL CONSUMER STAPLES                                                                                           1,563,278
                                                                                                                 --------------

   ENERGY -- 8.8%
     OIL & GAS DRILLING -- 2.0%
         Atwood Oceanics, Inc.*                                                                        600               50,526
         Pioneer Drilling Co.*                                                                       2,600               50,752
         Pride International, Inc.*                                                                 10,335              294,651
         Todco Class A*                                                                              6,280              261,939
         Unit Corp.*                                                                                 7,065              390,553
                                                                                                                 --------------
                                                                                                                      1,048,421
                                                                                                                 --------------

     OIL & GAS EQUIPMENT/SERVICES -- 2.0%
         Lone Star Technologies, Inc.*                                                               1,900              105,621
         SEACOR Holdings, Inc.*                                                                      1,400              101,612
         Tidewater, Inc.                                                                             3,500              170,345
         Universal Compression Holdings, Inc.*                                                       6,375              253,534
         Veritas DGC, Inc.*                                                                          3,400              124,508
         W-H Energy Services, Inc.*                                                                  8,300              269,086
                                                                                                                 --------------
                                                                                                                      1,024,706
                                                                                                                 --------------

     OIL & GAS EXPLORATION/PRODUCTION -- 4.1%
         Cabot Oil & Gas Corp.                                                                       1,800               90,918
         Cimarex Energy Co.*                                                                         5,200              235,716
         Comstock Resources, Inc.*                                                                   3,630              119,100
         Energy Partners Ltd.*                                                                       1,600               49,952
         KCS Energy, Inc.*                                                                           3,100               85,343
         PetroQuest Energy, Inc.*                                                                   15,800              164,952
         Range Resources Corp.                                                                      24,503              946,061
         Southwestern Energy Co.                                                                     1,400              102,760
         St. Mary Land & Exploration Co.                                                             2,600               95,160
         Swift Energy Co.*                                                                           1,600               73,200
         Vintage Petroleum, Inc.                                                                     2,200              100,452
                                                                                                                 --------------
                                                                                                                      2,063,614
                                                                                                                 --------------

     OIL & GAS REFINING & MARKETING -- 0.7%
         World Fuel Services Corp.                                                                  11,800              382,910
                                                                                                                 --------------
                                                                                                                        382,910
                                                                                                                 --------------
     TOTAL ENERGY                                                                                                     4,519,651
                                                                                                                 --------------


WT MUTUAL FUND / Wilmington Small-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005
(Showing Percentage of Total Value of Investments)

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Shares           Value
                                                                                                    ------           -----

   FINANCIALS -- 10.2%
     ASSET MANAGEMENT -- 0.7%
         Affiliated Managers Group, Inc.*                                                            5,320              385,274
                                                                                                                 --------------
                                                                                                                        385,274
                                                                                                                 --------------

     CONSUMER FINANCE -- 0.4%
         Compucredit Corp.*                                                                          1,100               48,862
         United Panam Financial Corp.*                                                               1,700               42,449
         World Acceptance Corp.*                                                                     5,500              139,755
                                                                                                                 --------------
                                                                                                                        231,066
                                                                                                                 --------------

     INSURANCE - MULTI-LINE -- 0.7%
         Amerus Group Co. (a)                                                                        3,996              229,251
         Universal American Financial Corp.*                                                         6,615              150,425
                                                                                                                 --------------
                                                                                                                        379,676
                                                                                                                 --------------

     INSURANCE - PROPERTY/CASUALTY -- 1.6%
         First Acceptance Corp.*                                                                     4,500               45,495
         First American Corp. (a)                                                                   11,298              515,979
         Midland Co.                                                                                 6,333              228,178
         Philadelphia Consolidated Holding Corp.*                                                      600               50,940
                                                                                                                 --------------
                                                                                                                        840,592
                                                                                                                 --------------

     REAL ESTATE INVESTMENT TRUSTS -- 1.7%
         Alexandria Real Estate Equities, Inc.                                                       3,535              292,309
         Boykin Lodging, Inc.*                                                                       4,200               52,164
         Entertainment Properties Trust                                                              1,000               44,630
         Highland Hospitality Corp.*                                                                25,047              256,982
         Omega Healthcare Investors, Inc.                                                           14,750              205,320
                                                                                                                 --------------
                                                                                                                        851,405
                                                                                                                 --------------

     REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.4%
         Consolidated Tomoka Land Co.                                                                1,100               74,800
         Jones Lang Lasalle, Inc.*                                                                   6,235              287,184
         Tarragon Corp.*                                                                             5,100               94,656
         Trammell Crow Co.*                                                                         11,235              277,280
                                                                                                                 --------------
                                                                                                                        733,920
                                                                                                                 --------------

     REGIONAL BANKS -- 3.0%
         Banc Corp.*                                                                                 4,200               45,360
         Capital Corp of The West                                                                    4,952              151,284
         Cullen/Frost Bankers, Inc.                                                                  9,087              448,353
         First Midwest Bancorp, Inc.                                                                 4,530              168,697
         Glacier Bancorp, Inc.                                                                       4,529              139,810
         Main Street Banks, Inc*                                                                     8,990              240,932
         Pacific Capital Bancorp                                                                       600               19,974
         S. Y. Bancorp, Inc.                                                                         2,900               68,962
         Sterling Financial Corp.*                                                                   2,500               56,375
         The Bancorp Bank*                                                                           9,147              146,261
                                                                                                                 --------------
                                                                                                                      1,486,008
                                                                                                                 --------------

     THRIFTS & MORTGAGE FINANCING -- 0.7%
         Bankunited Financial Corp.                                                                  7,005              160,204
         Newalliance Bancshares, Inc.                                                               14,470              211,841
                                                                                                                 --------------
                                                                                                                        372,045
                                                                                                                 --------------
     TOTAL FINANCIALS                                                                                                 5,279,986
                                                                                                                 --------------


WT MUTUAL FUND / Wilmington Small-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005
(Showing Percentage of Total Value of Investments)

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Shares           Value
                                                                                                    ------           -----

   HEALTHCARE -- 10.3%
     BIOTECHNOLOGY -- 1.2%
         Albany Molecular Research, Inc.*                                                            3,600               43,848
         Martek Biosciences Corp.*                                                                   1,100               38,643
         Neurocrine Biosciences, Inc.*                                                               7,790              383,190
         Vaxgen, Inc.*                                                                              12,159              176,306
                                                                                                                 --------------
                                                                                                                        641,987
                                                                                                                 --------------

     HEALTH CARE EQUIPMENT & SUPPLIES -- 3.5%
         Advanced Neuromodulation Systems, Inc.*                                                     3,890              184,619
         Animas Corp.*                                                                               7,245              113,747
         Aspect Medical Systems, Inc.*                                                               1,600               47,408
         Bio-Rad Laboratories, Inc. - Class A*                                                         800               43,992
         Gen-Probe Inc.*                                                                             8,485              419,583
         Hologic, Inc.*                                                                                800               46,200
         Immucor, Inc.*                                                                              7,305              200,449
         Impax Laboratories, Inc.*                                                                  18,367              222,792
         Merit Medical Systems*                                                                      8,260              146,532
         SonoSite, Inc.*                                                                             8,225              244,118
         SurModics, Inc.*                                                                            1,100               42,559
         Thermogenesis Corp.*                                                                        8,800               46,640
                                                                                                                 --------------
                                                                                                                      1,758,639
                                                                                                                 --------------

     HEALTH CARE PROVIDERS & SERVICES -- 0.1%
         Amerigroup Corp.*                                                                           1,300               24,856
         Sierra Health Services, Inc.*                                                                 700               48,209
                                                                                                                 --------------
                                                                                                                         73,065
                                                                                                                 --------------

     HEALTHCARE - FACILITY -- 1.4%
         Kindred Healthcare, Inc.*                                                                   1,400               41,720
         LCA Vision, Inc.                                                                            1,200               44,544
         Medcath Corp.*                                                                              2,000               47,500
         Symbion, Inc.*                                                                              8,430              218,084
         U.S. Physical Therapy, Inc.*                                                                2,400               43,584
         United Surgical Partners International, Inc.*                                               8,610              336,737
                                                                                                                 --------------
                                                                                                                        732,169
                                                                                                                 --------------

     HEALTHCARE - SERVICES -- 3.3%
         Amedisys, Inc.*                                                                             9,240              360,360
         American Healthways, Inc.*                                                                  1,000               42,400
         Apria Healthcare Group, Inc.*                                                              19,139              610,725
         BioScrip Inc.*                                                                              7,300               47,450
         Cerner Corp.*                                                                               1,100               95,623
         Eresearch Technology, Inc.*                                                                10,075              142,964
         HealthExtras, Inc.*                                                                         6,700              143,246
         Horizon Health Corp.*                                                                       1,700               46,189
         Matria Healthcare,  Inc.*                                                                   1,100               41,525
         Pharmaceutical Product Development, Inc.                                                      700               40,257
         Ventiv Health, Inc.*                                                                        4,800              125,808
                                                                                                                 --------------
                                                                                                                      1,696,547
                                                                                                                 --------------

     MANAGED HEALTH CARE -- 0.1%
         Centene Corp*                                                                               1,500               37,545
                                                                                                                 --------------
                                                                                                                         37,545
                                                                                                                 --------------

     PHARMACEUTICALS -- 0.7%
         CNS, Inc.                                                                                   1,500               39,105
         Connetics Corp.*                                                                           10,825              183,051
         The Medicines Co.*                                                                          6,770              155,778
                                                                                                                 --------------
                                                                                                                        377,934
                                                                                                                 --------------
     TOTAL HEALTHCARE                                                                                                 5,317,886
                                                                                                                 --------------


WT MUTUAL FUND / Wilmington Small-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005
(Showing Percentage of Total Value of Investments)

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Shares           Value
                                                                                                    ------           -----

   INDUSTRIALS -- 19.7%
     AEROSPACE & DEFENSE -- 3.1%
         Armor Holdings, Inc.*                                                                       7,330              315,263
         Aviall, Inc.*                                                                               7,500              253,350
         DRS Technologies, Inc.                                                                      9,513              469,562
         Hexcel Corp.*                                                                              14,300              261,547
         K&F Industries Holdings, Inc.*                                                              9,300              155,589
         Sequa Corp. - Class A*                                                                      2,300              135,700
                                                                                                                 --------------
                                                                                                                      1,591,011
                                                                                                                 --------------

     AIR FREIGHT & LOGISTICS -- 0.4%
         Hub Group, Inc. - Class A*                                                                  6,100              223,931
                                                                                                                 --------------
                                                                                                                        223,931
                                                                                                                 --------------

     BUILDING PRODUCTS -- 1.0%
         American Woodmark Corp.                                                                     4,700              157,920
         ElkCorp                                                                                     1,300               46,501
         Florida Rock Industries, Inc.                                                               1,000               64,090
         NCI Building Systems, Inc.*                                                                 4,735              193,141
         Universal Forest Products, Inc.                                                             1,100               63,052
                                                                                                                 --------------
                                                                                                                        524,704
                                                                                                                 --------------

     COMMERCIAL SERVICES & SUPPLIES -- 5.6%
         Alliance Data Systems Corp.*                                                               11,455              448,463
         Casella Waste Systems, Inc.*                                                               28,433              373,325
         Corinthian Colleges, Inc.* (a)                                                             17,949              238,183
         Euronet Worldwide, Inc.*                                                                    5,575              164,964
         G & K Services, Inc.                                                                       10,585              416,943
         Global Payments, Inc.                                                                       4,350              338,082
         iPayment, Inc.*                                                                             4,800              181,632
         Laureate Education, Inc.*                                                                   9,855              482,599
         Lincoln Educational Services*                                                               1,850               21,812
         PICO Holdings, Inc.*                                                                        1,300               45,682
         Talx Corp.                                                                                  1,200               39,348
         Teletech Holdings, Inc.                                                                    18,173              182,093
                                                                                                                 --------------
                                                                                                                      2,933,126
                                                                                                                 --------------

     CONSTRUCTION & ENGINEERING -- 3.3%
         Comfort Systems USA, Inc.*                                                                 28,900              254,609
         Granite Construction, Inc.                                                                 10,055              384,503
         Perini Corp.*                                                                              22,075              401,765
         URS Corp.*                                                                                 13,982              564,733
         Williams Scotsman Intl, Inc.*                                                               8,660              138,560
                                                                                                                 --------------
                                                                                                                      1,744,170
                                                                                                                 --------------

     CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 2.5%
         FreightCar America, Inc.*                                                                   6,580              268,332
         JLG Industries, Inc.                                                                        1,300               47,567
         Oshkosh Truck Corp.                                                                         5,520              238,243
         Terex Corp.* (a)                                                                           10,807              534,190
         Wabash National Corp.                                                                       9,153              179,948
                                                                                                                 --------------
                                                                                                                      1,268,280
                                                                                                                 --------------

     ELECTRICAL COMPONENTS & EQUIPMENT -- 0.8%
         Applied Films Corp.*                                                                        7,750              162,750
         LSI Industries, Inc.                                                                       12,100              229,900
                                                                                                                 --------------
                                                                                                                        392,650
                                                                                                                 --------------

     MACHINERY -- 2.6%
         Briggs & Stratton Corp. (a)                                                                 6,785              234,693
         CLARCOR, Inc.                                                                               5,830              167,438
         ESCO Technologies, Inc.*                                                                    4,140              207,290
         IDEX Corp.                                                                                  4,880              207,644
         Kaydon Corp.                                                                               17,553              498,681
         Mascotech, Inc. Escrow*                                                                     2,321                    0
                                                                                                                 --------------
                                                                                                                      1,315,746
                                                                                                                 --------------

     SERVICES - OFFICE/SUPPLIES -- 0.4%
         Knoll, Inc.                                                                                11,445              210,016
                                                                                                                 --------------
                                                                                                                        210,016
                                                                                                                 --------------
     TOTAL INDUSTRIALS                                                                                               10,203,634
                                                                                                                 --------------


WT MUTUAL FUND / Wilmington Small-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005
(Showing Percentage of Total Value of Investments)

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Shares           Value
                                                                                                    ------           -----

   INFORMATION TECHNOLOGY -- 16.1%
     APPLICATION SOFTWARE -- 2.3%
         Ansys, Inc*                                                                                 1,200               46,188
         Epicor Software Corp.*                                                                     15,285              198,705
         KFX, Inc.*                                                                                  7,700              131,824
         Manhattan Associates, Inc.*                                                                15,660              363,312
         Unica Corp.*                                                                                7,050               77,409
         Witness Systems, Inc.*                                                                     18,760              391,896
                                                                                                                 --------------
                                                                                                                      1,209,334
                                                                                                                 --------------

     COMMUNICATIONS EQUIPMENT -- 1.9%
         Anixter International, Inc.*                                                                2,800              112,924
         Comtech Group, Inc.*                                                                        7,625               45,598
         EFJ, Inc.*                                                                                  6,200               63,798
         Netgear, Inc.*                                                                              5,670              136,420
         Radware, Ltd.*                                                                              9,545              181,832
         Superior Essex, Inc.*                                                                       8,375              150,834
         Symmetricom, Inc.*                                                                         17,130              132,586
         Time Warner Telecom, Inc. - Class A*                                                       20,470              159,666
                                                                                                                 --------------
                                                                                                                        983,658
                                                                                                                 --------------

     COMPUTER HARDWARE -- 0.4%
         Avid Technology, Inc.*                                                                      5,400              223,560
                                                                                                                 --------------
                                                                                                                        223,560
                                                                                                                 --------------

     COMPUTER STORAGE & PERIPHERALS -- 1.0%
         Electronics for Imaging, Inc.*                                                             12,315              282,506
         Komag, Inc.*                                                                                7,070              225,957
                                                                                                                 --------------
                                                                                                                        508,463
                                                                                                                 --------------

     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
         Aeroflex, Inc.*                                                                             5,100               47,736
         Coherent, Inc.*                                                                             1,500               43,920
         Electro Scientific Industries, Inc.*                                                       21,858              488,745
         Itron, Inc.*                                                                                1,700               77,622
         Lecroy Corp.*                                                                               2,900               43,065
         MTS Systems Corp.                                                                           1,100               41,547
         Nam Tai Electronics, Inc.*                                                                  7,225              183,732
         Regal Beloit Corp. (a)                                                                     12,009              389,572
                                                                                                                 --------------
                                                                                                                      1,315,939
                                                                                                                 --------------

     INTERNET SOFTWARE & SERVICES -- 2.1%
         Aquantive, Inc.*                                                                            2,200               44,286
         Equinix, Inc.*                                                                              5,185              215,955
         Interwoven, Inc.*                                                                          32,357              264,357
         Skillsoft PLC Sponsored ADR*                                                               92,125              421,933
         SupportSoft, Inc.*                                                                         25,395              127,991
                                                                                                                 --------------
                                                                                                                      1,074,522
                                                                                                                 --------------

     IT SERVICES -- 1.2%
         CACI International, Inc.*                                                                     700               42,420
         Covansys Corp.*                                                                             5,500               87,780
         Digitas, Inc.*                                                                             25,530              290,021
         Forrester Research, Inc.*                                                                   8,963              186,610
                                                                                                                 --------------
                                                                                                                        606,831
                                                                                                                 --------------


WT MUTUAL FUND / Wilmington Small-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005
(Showing Percentage of Total Value of Investments)

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Shares           Value
                                                                                                    ------           -----

     SEMICONDUCTORS & SEMI EQUIPMENT -- 2.4%
         Credence Systems Corp.*                                                                     6,900               55,062
         Exar Corp.*                                                                                 3,400               47,668
         FEI Co.*                                                                                    9,965              191,826
         Genesis Microchip, Inc.*                                                                    3,500               76,825
         Integrated Device Technology, Inc.*                                                        19,400              208,356
         Netlogic Microsystems, Inc.*                                                                7,425              160,306
         Photronics, Inc.*                                                                           2,200               42,680
         Sigma Designs, Inc.*                                                                       12,150              133,407
         Sirf Technology Holdings, Inc.*                                                            11,470              345,591
                                                                                                                 --------------
                                                                                                                      1,261,721
                                                                                                                 --------------

     SOFTWARE -- 2.2%
         Micros Systems, Inc.*                                                                       2,100               91,875
         Radiant Systems, Inc.*                                                                      4,600               47,472
         RSA Security, Inc.* (a)                                                                    20,200              256,742
         THQ, Inc.*                                                                                  3,400               72,488
         Transaction Systems Architects, Inc.                                                       11,753              327,321
         Wind River Systems, Inc.*                                                                  25,800              333,594
                                                                                                                 --------------
                                                                                                                      1,129,492
                                                                                                                 --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                     8,313,520
                                                                                                                 --------------

   MANUFACTURING -- 1.9%
     AUTO PARTS & EQUIPMENT -- 1.0%
         Tenneco Automotive, Inc.*                                                                  28,707              502,659
                                                                                                                 --------------
                                                                                                                        502,659
                                                                                                                 --------------

     AUTOMOBILE MANUFACTURERS -- 0.3%
         Winnebago Industries, Inc. (a)                                                              5,926              171,676
                                                                                                                 --------------
                                                                                                                        171,676
                                                                                                                 --------------

     ELECTRONIC COMPONENTS & EQUIPMENT -- 0.6%
         FLIR Systems, Inc.*                                                                         9,865              291,807
                                                                                                                 --------------
                                                                                                                        291,807
                                                                                                                 --------------
     TOTAL MANUFACTURING                                                                                                966,142
                                                                                                                 --------------

   MATERIALS -- 5.4%
     CHEMICALS -- 2.2%
         Airgas, Inc.                                                                               34,480            1,021,643
         Terra Industries, Inc.*                                                                     6,600               43,890
                                                                                                                 --------------
                                                                                                                      1,065,533
                                                                                                                 --------------

     CONSTRUCTION MATERIALS -- 0.8%
         Headwaters, Inc.*                                                                           7,600              284,240
         Texas Industries, Inc.                                                                      2,500              136,000
                                                                                                                 --------------
                                                                                                                        420,240
                                                                                                                 --------------


WT MUTUAL FUND / Wilmington Small-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005
(Showing Percentage of Total Value of Investments)

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Shares           Value
                                                                                                    ------           -----

     METAL & GLASS CONTAINERS -- 0.6%
         Greif Brothers Corp. - Class A                                                              5,363              322,316
                                                                                                                 --------------
                                                                                                                        322,316
                                                                                                                 --------------

     METALS & MINING -- 1.5%
         A. M. Castle & Co.*                                                                         3,000               52,500
         Aleris International, Inc.*                                                                 3,000               82,350
         Cleveland-Cliffs, Inc.                                                                        500               43,555
         Compass Minerals International, Inc.                                                       10,420              239,660
         Massey Energy Co.                                                                           7,100              362,597
                                                                                                                 --------------
                                                                                                                        780,662
                                                                                                                 --------------

     PAPER PRODUCTS -- 0.3%
         Glatfelter, (P.H.) Co.                                                                     12,800              180,352
                                                                                                                 --------------
                                                                                                                        180,352
                                                                                                                 --------------
     TOTAL MATERIALS                                                                                                  2,769,103
                                                                                                                 --------------

   SERVICES -- 0.6%
     BUSINESS SERVICES -- 0.6%
         Kenexa Corp.*                                                                               7,565               94,714
         On Assignment, Inc.*                                                                        6,200               53,010
         Watson Wyatt & Company Holdings                                                             5,970              160,891
                                                                                                                 --------------
                                                                                                                        308,615
                                                                                                                 --------------
     TOTAL SERVICES                                                                                                     308,615
                                                                                                                 --------------

   TELECOMMUNICATION SERVICES -- 0.6%
     ALTERNATIVE CARRIERS -- 0.2%
         Premiere Global Services, Inc.*                                                            13,311              108,884
                                                                                                                 --------------
                                                                                                                        108,884
                                                                                                                 --------------

     WIRELESS TELECOMM SERVICES -- 0.4%
         IPCS, Inc.*                                                                                 4,460              185,536
                                                                                                                 --------------
                                                                                                                        185,536
                                                                                                                 --------------
     TOTAL TELECOMMUNICATION SERVICES                                                                                   294,420
                                                                                                                 --------------

   TRANSPORTATION -- 1.7%
     MARINE -- 0.7%
         Kirby Corp.*                                                                                7,190              355,402
                                                                                                                 --------------
                                                                                                                        355,402
                                                                                                                 --------------

     RAILROADS -- 0.6%
         Railamerica, Inc.                                                                          25,947              308,769
                                                                                                                 --------------
                                                                                                                        308,769
                                                                                                                 --------------


WT MUTUAL FUND / Wilmington Small-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005
(Showing Percentage of Total Value of Investments)

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Shares           Value
                                                                                                    ------           -----

     TRUCKING -- 0.4%
         Werner Enterprises, Inc.                                                                   10,850              187,597
                                                                                                                 --------------
                                                                                                                        187,597
                                                                                                                 --------------
     TOTAL TRANSPORTATION                                                                                               851,768
                                                                                                                 --------------

   UTILITIES -- 3.0%
     ELECTRIC UTILITIES -- 1.0%
         El Paso Electric Co.*                                                                      20,736              432,346
         Sierra Pacific Resources Corp.*                                                             7,000              103,950
                                                                                                                 --------------
                                                                                                                        536,296
                                                                                                                 --------------

     GAS UTILITIES -- 2.0%
         AGL Resources, Inc.*                                                                        8,777              325,714
         Energen Corp.                                                                               1,000               43,260
         Southern Union Co.*                                                                        23,668              609,936
         UGI Corp.                                                                                   1,600               45,040
                                                                                                                 --------------
                                                                                                                      1,023,950
                                                                                                                 --------------
     TOTAL UTILITIES                                                                                                  1,560,246
                                                                                                                 --------------

   WHOLESALE & RETAIL TRADE -- 0.8%
     RETAIL - AUTOMOBILES -- 0.8%
         United Auto Group, Inc. (a)                                                                11,967              395,390
                                                                                                                 --------------
                                                                                                                        395,390
                                                                                                                 --------------
     TOTAL WHOLESALE & RETAIL TRADE                                                                                     395,390
                                                                                                                 --------------
     TOTAL COMMON STOCK
       (Cost $43,746,042)                                                                                            51,298,052
                                                                                                                 --------------
SHORT-TERM INVESTMENTS -- 0.5%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                       138,557              138,557
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                       138,557              138,557
                                                                                                                 --------------

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $277,114)                                                                                                  277,114
                                                                                                                 --------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $44,023,156)(1) +                                                                                     $   51,575,166
                                                                                                                 ==============





WT MUTUAL FUND / Wilmington Small-Cap Core Fund(3)
INVESTMENTS / SEPTEMBER 30, 2005
(Showing Percentage of Total Value of Investments)

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                    Shares           Value
                                                                                                    ------           -----

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES

   FLOATING RATE CERTIFICATES OF DEPOSIT
      Banco Santander, 3.72%, 10/13/05                                                             381,434              381,434
                                                                                                                 --------------
     TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT                                                                        381,434
                                                                                                                 --------------
   FLOATING RATE COMMERCIAL PAPER
      Morgan Stanley, 4.02%, 10/03/05                                                              257,196              257,196
         Skandinaviska Enskilda Banken, 3.76%, 10/17/05                                            233,708              233,708
                                                                                                                 --------------
     TOTAL FLOATING RATE COMMERCIAL PAPER                                                                               490,904
                                                                                                                 --------------

   FLOATING RATE NOTE
         Sedna Finance Corp., 3.74%, 10/17/05                                                       26,799               26,799
                                                                                                                 --------------
     TOTAL FLOATING RATE NOTE                                                                                            26,799
                                                                                                                 --------------

   INSTITUTIONAL MONEY MARKET TRUST
         BlackRock Institutional Money Market Trust, 3.82%,
         10/03/05                                                                                  201,722              201,722
                                                                                                                 --------------
     TOTAL INSTITUTIONAL MONEY MARKET TRUST                                                                             201,722
                                                                                                                 --------------

   MASTER NOTE
         Merrill Lynch & Co., Inc., 4.04%, 10/04/05                                                146,186              146,186
                                                                                                                 --------------
     TOTAL MASTER NOTE                                                                                                  146,186
                                                                                                                 --------------

   TIME DEPOSIT
         Societe Generale, 3.38%, 10/03/05                                                          44,788               44,788
         Wells Fargo, 3.88%, 10/03/05                                                            1,066,209            1,066,209
                                                                                                                 --------------
     TOTAL TIME DEPOSIT                                                                                               1,110,997
                                                                                                                 --------------

   TOTAL SHORT-TERM INVESTMENTS HELD AS
         COLLATERAL FOR LOANED SECURITIES
     (Cost $2,358,042)(2)                                                                                        $    2,358,042
                                                                                                                 ==============


-----------
ADR      American Depository Receipt
*        Non-incoming producing security.
(a)      Security partially or fully on loan.
+ The cost for Federal income tax purposes was $46,729,134. At September 30, 2005 net unrealized appreciation was $7,204,074. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,044,550, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $840,476.
(1) At September 30, 2005, the market value of securities on loan for the Small-Cap Core Fund was $2,296,675.
(2) The investments held as collateral on loaned securities represented 4.6% of the market value of the Small-Cap Core Fund.
(3)      Formerly the Wilmington Small Cap Core Portfolio.

WT MUTUAL FUND / Wilmington Broad Market Bond Fund(4)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                   Moody's/S&P                Principal                   Value
                                                                    Ratings'                    Amount                   (Note 2)
                                                                   -----------                ---------                  --------
CORPORATE BONDS -- 63.8%
   FINANCIAL -- 25.4%
         AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08 @      Aa2, AA+              $        900,000          $        926,339
         Bank of America Corp., 7.80%, 02/15/10                      Aa3, A+                       350,000                   390,634
         Capital One Corp., 6.70%, 05/15/08                         Baa2, BBB-                     750,000                   783,776
         Citigroup, Inc., 5.63%, 08/27/12                            Aa2, A+                       800,000                   831,603
         First Union Corp., 6.82%, 08/01/06 (b)                       A1, A                        591,000                   734,837
         General Electric Capital Corp., 6.50%, 12/10/07            Aaa, AAA                       875,000                   909,373
         General Electric Global Insurance, 7.75%, 06/15/30           A1, A                        760,000                   843,620
         General Motors Acceptance Corp., 4.68%, 11/18/05*           Ba1, BB                     1,200,000                 1,193,639
         General Motors Acceptence Corp., 6.13%, 08/28/07            Ba1, BB                     1,000,000                   984,397
         Goldman Sachs Group, 6.65%, 05/15/09                        Aa3, A+                     2,125,000                 2,255,758
         Lehman Brothers Holdings, 4.25%, 01/27/10                    A1, A                        595,000                   582,102
         Marsh & McLennan Co., Inc., 5.38%, 03/15/07                Baa2, BBB                      375,000                   375,820
         MBNA America, 4.63%, 08/03/09                             Baa1, BBB+                      900,000                   898,130
         Morgan Stanley, 4.75%, 04/01/14                              A1, A                      1,000,000                   964,765
         Prudential Insurance Co., 6.38%, 07/23/06 @                 A1, AA-                       900,000                   912,427
         Residential Capital, 5.39%, 12/29/05*                     Baa3, BBB-                      550,000                   554,550
         Salomon Smith Barney Holdings, 6.50%, 02/15/08             Aa1, AA-                       900,000                   937,011
         Swiss Bank Corp., 7.38%, 06/15/17                           Aa3, AA                     1,200,000                 1,425,457
                                                                                                                    ________________
                                                                                                                          16,504,238
                                                                                                                    ________________

   INDUSTRIAL -- 30.7%
         Bausch & Lomb, Inc., 6.95%, 11/15/07                       Baa3, BBB                    1,000,000                 1,038,589
         Belo Corp., 7.13%, 06/01/07                                Baa3, BBB                      600,000                   620,927
         Conagra Foods, Inc., 6.00%, 09/15/06                      Baa1, BBB+                      100,000                   101,253
         Corning, Inc., 6.30%, 03/01/09                            Baa3, BBB-                    1,250,000                 1,294,107
         CSX Corp., 7.90%, 05/01/17                                 Baa2, BBB                    1,414,000                 1,719,289
         DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08           A3, BBB                       600,000                   585,933
         Delhaize America, 7.38%, 04/15/06                          Ba1, BB+                       500,000                   506,900
         Dominion Resources Inc., 8.13%, 06/15/10                  Baa1, BBB+                      650,000                   732,712
         Donnelley (R.R.) & Sons, 3.75%, 04/01/09                   Baa2, A-                       800,000                   766,861
         General Electric Co., 5.00%, 02/01/13                      Aaa, AAA                       700,000                   705,819
         Hertz Corp., 4.70%, 10/02/06                              Baa3, BBB-                      600,000                   593,511
         Ingersoll-Rand, 6.02%, 02/15/28                             A3, A-                        900,000                   989,762
         Kroger, 7.45%, 03/01/08                                   Baa2, BBB-                      800,000                   843,452
         Liberty Media Corp., 5.37%, 12/15/05*                      Ba1, BB+                       255,000                   256,867
         Marathon Oil Corp., 6.80%, 03/15/32                       Baa1, BBB+                    1,700,000                 1,951,212
         Merck & Co., Inc., 4.38%, 02/15/13                         Aa3, AA-                       325,000                   309,753
         Raytheon Co., 6.75%, 08/15/07                              Baa3, BBB                      526,000                   543,533
         Schering-Plough Corp., 6.75%, 12/01/33                     Baa1, A-                     1,100,000                 1,269,609
         Time Warner Entertainment, 8.38%, 03/15/23                Baa1, BBB+                      900,000                 1,091,688
         Tyco International Group, 6.88%, 01/15/29                 Baa3, BBB+                      300,000                   344,242
         Tyson Foods, Inc., 7.25%, 10/01/06                         Baa3, BBB                    1,000,000                 1,025,699
         Valero Energy, 6.13%, 04/15/07                            Baa3, BBB-                      950,000                   969,479
         Viacom Inc, 6.63%, 05/15/11                               Baa3, BBB+                    1,200,000                 1,276,404
         Weyerhaeuser Co., 6.75%, 03/15/12                          Baa2, BBB                      300,000                   324,166
                                                                                                                    ________________
                                                                                                                          19,861,767
                                                                                                                    ________________

   TELECOMMUNICATIONS -- 3.9%
         AT&T Broadband Corp., 8.38%, 03/15/13                     Baa2, BBB+                      896,000                 1,060,118
         GTE Southwest, Inc., 6.54%, 12/01/05                        A3, A+                        450,000                   451,719
         Sprint Capital Corp., 6.13%, 11/15/08                      Baa2, A-                     1,000,000                 1,038,424
                                                                                                                    ________________
                                                                                                                           2,550,261
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Broad Market Bond Fund(4)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                   Moody's/S&P                Principal                   Value
                                                                    Ratings'                    Amount                   (Note 2)
                                                                   -----------                ---------                  --------
   UTILITIES -- 3.8%
         FirstEnergy Corp., 5.50%, 11/15/06                        Baa3, BBB-                    1,400,000                 1,411,836
         Oklahoma Gas & Electric, 6.65%, 07/15/07                   A2, BBB+                       565,000                   634,152
         Pacific Gas & Electric, 4.20%, 03/01/11                    Baa1, BBB                      450,000                   434,270
                                                                                                                    ________________
                                                                                                                           2,480,258
                                                                                                                    ________________
     TOTAL CORPORATE BONDS
       (Cost $40,089,211)                                                                                                 41,396,524
                                                                                                                    ________________
ASSET-BACKED SECURITIES -- 1.3%
         GMAC Mortgage Corporation Loan, 2003-GH2, 3.69%,
         07/25/20                                                   Aaa, AAA                       197,070                   196,072
         Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4, 6.53%,
         12/15/19                                                   Aaa, AAA                       139,731                   139,659
         Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18  Aaa, AAA                       500,000                   494,368

                                                                                                                    ________________

     TOTAL ASSET-BACKED SECURITIES
       (Cost $836,738)                                                                                                       830,099
                                                                                                                    ________________
MORTGAGE-BACKED SECURITIES -- 3.6%
         Federal Home Loan Mortgage Corporation Notes, 1589 N, 6.25%,
          04/15/23                                                                                 101,574                   101,908
         Federal Home Loan Mortgage Corporation Notes, 7 Yr. Balloon,
         4.50%, 11/01/10                                                                           649,028                   645,581
         Federal Home Loan Mortgage Corporation Notes, FHR 2359 VD,
          6.00%, 05/15/19                                                                          501,739                   503,142
         Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr.,
         6.00%, 01/01/13                                                                            60,652                    62,339
         Federal National Mortgage Association Notes 2005-29 WC,
         4.75%, 04/25/35                                                                           270,368                   267,619
         Federal National Mortgage Association Notes, 15 Yr Pool
         254833, 4.50%, 08/01/18                                                                   216,903                   212,768
         Federal National Mortgage Association Notes, 15 Yr Pool
         629603, 5.50%, 02/01/17                                                                   213,766                   217,039
         Government National Mortgage Association, Ser. 2001-53, PT,
         5.50%, 01/20/31                                                                           334,410                   334,309
                                                                                                                    ________________
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $2,344,903)                                                                                                   2,344,705
                                                                                                                    ________________
U.S. AGENCY OBLIGATIONS -- 10.6%
   FEDERAL HOME LOAN BANKS NOTES -- 2.3%
         Federal Home Loan Banks Notes, 5.75%, 05/15/12                                          1,400,000                 1,488,315
                                                                                                                    ________________

   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.7% Federal Home Loan
         Mortgage Corporation Notes, 5.13%,
         10/15/08                                                                                1,350,000                 1,376,494
         Federal Home Loan Mortgage Corporation Notes, 4.25%,
         07/15/09                                                                                  500,000                   495,712
         Federal Home Loan Mortgage Corporation Notes, 6.88%,
         09/15/10                                                                                  500,000                   551,932
         Federal Home Loan Mortgage Corporation Notes, 5.00%,
         07/15/14                                                                                  600,000                   615,144
                                                                                                                    ________________
                                                                                                                           3,039,282
                                                                                                                    ________________

   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 3.6%
         Federal National Mortgage Association Notes, 6.63%, 09/15/09                            1,000,000
1,074,622Federal National Mortgage Association Notes, 5.38%, 11/15/11                              550,000
572,881Federal National Mortgage Association Notes, 6.25%, 05/15/29                                585,000                   688,022

                                                                                                                    ________________
                                                                                                                           2,335,525
                                                                                                                    ________________
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $6,798,502)                                                                                                   6,863,122
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Broad Market Bond Fund(4)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                   Moody's/S&P                Principal                   Value
                                                                    Ratings'                    Amount                   (Note 2)
                                                                   -----------                ---------                  --------
U.S. TREASURY OBLIGATIONS -- 16.5% U.S.
   TREASURY BONDS -- 7.4%
         U.S. Treasury Bonds, 8.88%, 02/15/19(a)                                                 1,130,000                 1,618,768
         U.S. Treasury Bonds, 7.25%, 08/15/22                                                      200,000                   261,312
         U.S. Treasury Bonds, 7.13%, 02/15/23                                                      270,000                   350,325
         U.S. Treasury Bonds, 6.00%, 02/15/26                                                      250,000                   294,844
         U.S. Treasury Bonds, 6.38%, 08/15/27                                                      450,000                   557,649
         U.S. Treasury Bonds, 5.25%, 02/15/29                                                      925,000                 1,008,358
         U.S. Treasury Bonds, 5.38%, 02/15/31(a)                                                   630,000                   705,797
                                                                                                                    ________________
                                                                                                                           4,797,053
                                                                                                                    ________________

   U.S. TREASURY NOTES -- 9.1%
         U.S. Treasury Notes, 2.38%, 08/15/06                                                      750,000                   739,160
         U.S. Treasury Notes, 4.00%, 08/31/07(a)                                                   800,000                   797,282
         U.S. Treasury Notes, 3.50%, 11/15/09(a)                                                 1,000,000                   973,047
         U.S. Treasury Notes, 5.00%, 08/15/11(a)                                                 1,000,000                 1,039,103
         U.S. Treasury Notes, 4.88%, 02/15/12                                                      380,000                   392,810
         U.S. Treasury Notes, 4.00%, 11/15/12(a)                                                 1,000,000                   983,711
         U.S. Treasury Notes, 4.25%, 08/15/13(a)                                                   500,000                   498,281
         U.S. Treasury Notes, 4.25%, 11/15/13(a)                                                   300,000                   298,699
         U.S. Treasury Notes, 4.25%, 11/15/14(a)                                                   200,000                   198,570
                                                                                                                    ________________
                                                                                                                           5,920,663
                                                                                                                    ________________
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $10,081,488)                                                                                                 10,717,716
                                                                                                                    ________________
COMMERCIAL PAPER -- 4.2%
         Citicorp, 3.84%, 10/03/05                                  A-1, P-1                     2,710,727                 2,710,727
                                                                                                                    ________________

     TOTAL COMMERCIAL PAPER
       (Cost $2,710,727)                                                                                                   2,710,727
                                                                                                                    ________________

TOTAL INVESTMENTS -- 100.0%
     (Cost $62,861,569)(2)                                                                                          $     64,862,893
                                                                                                                    ================



                                                                                             Principal Amount/            Value
                                                                                                   Shares               (Note 2)
                                                                                             -----------------          --------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   INSTITUTIONAL MONEY MARKET TRUST
         BlackRock Institutional Money Market Trust, 3.82%,
         10/03/05                                                                                2,907,513                 2,907,513
                                                                                                                    ________________
     TOTAL INSTITUTIONAL MONEY MARKET TRUST                                                                                2,907,513
                                                                                                                   ________________



   MASTER NOTES
         Merrill Lynch, 4.04%, 10/04/05                                                          3,283,477                 3,283,477
         Bank of America, 4.02%, 10/03/05                                                          820,895                   820,895
                                                                                                                    ________________
     TOTAL MASTER NOTES                                                                                                    4,104,372
                                                                                                                    ________________

     TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
       (Cost $7,011,885)+3                                                                                          $      7,011,885
                                                                                                                    ________________

----------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.
+ The cost for Federal income tax purposes. At September 30, 2005, net unrealized appreciation was $2,001,324. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,392,830 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $391,506.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment advisor at the time of purchase. The ratings shown are not audited.
(2) At September 30, 2005 the market value of securities on loan for the Broad Market Bond Fund was $6,814,015.
(3) The investments held as collateral on loaned securities represented 10.8% of the market value of the Broad Market Bond Portfolio.
(4)  Formerly the Wilmington Broad Market Bond Portfolio.
(a)  Security partially or fully on loan.
(b)  Step coupon bond.

WT Mutual Fund / Wilmington Municipal Bond Fund(2)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)

----------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P       Principal
                                                                        Ratings'         Amount             Value
                                                                      -----------       ---------          -------
MUNICIPAL BONDS -- 98.3%
   ALABAMA -- 7.3%
         Alabama 21st Century Auth. Tobacco Settlement Rev
         Bonds, 5.10%, 12/01/09                                          A-, Baa1       $   500,000      $   534,435
         Alabama Housing Fin. Auth. Single Family Mtge. Rev
         Bonds, Ser. A-1, 5.00%, 10/01/14                                Aaa, NR            195,000          197,112
         Alabama State Brd. of Edu. Calhoun Community College
         Rev. Bonds, 5.00%, 05/01/15                                     Aaa, NR            500,000          544,090
         Alabama State Public School & College Auth. Rev. Bonds,
         5.13%, 11/01/10                                                 Aa2, AA          1,215,000        1,294,995
         Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B,
         (AMBAC), 4.50%, 08/15/10                                        Aaa, AAA           250,000          258,683
         Jefferson County, AL Sewer Rev. Bonds, (FSA), 5.25%,
         02/01/11                                                        Aaa, AAA           250,000          268,433
         Mobile, AL Water & Sewer Commrs. Ref. Rev. Bonds,
         5.00%, 01/01/17                                                 Aaa, AAA         1,500,000        1,593,374
         Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA), 4.60%,
         10/01/13                                                        Aaa, NR            165,000          172,821
                                                                                                         -----------
                                                                                                           4,863,943
                                                                                                         ___________

   ARIZONA -- 2.4%
         Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
          5.00%, 07/01/10                                                Baa3, NR           150,000          154,709
         Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
          5.00%, 07/01/13                                                Baa3, NR           200,000          205,146
         Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
         5.00%, 07/01/09                                                 Baa3, NR           175,000
                                                                                                             180,213
         Salt River Proj., AZ Agric. Imp. & Power Dist. Rev. Bonds,
         Ser. A, 5.25%, 01/01/20                                         Aa2, AA          1,000,000        1,082,500
                                                                                                         -----------
                                                                                                           1,622,568
                                                                                                         -----------

   CALIFORNIA -- 12.3%
         California State Gen. Oblig. Bonds, 5.75%, 10/01/10             A2, A              750,000          832,425
         California State Gen. Oblig. Bonds, 5.25%, 11/01/10             A2, A              450,000          489,785
         California State Public Works Brd. Lease Rev. Bonds
         (California Science Center), (MBIA), 5.13%, 10/01/12            Aaa, AAA           250,000          264,995
         California State Public Works Brd. Lease Rev. Bonds,
         (Dept. Mental Health Hospital), (AMBAC), 5.00%, 12/01/13        Aaa, AAA           575,000          625,962
         California State Public Works Brd. Ref. Rev. Bonds,
           Ser. D, (MBIA), 5.25%, 10/01/11                               Aaa, AAA           150,000          165,093
         California Statewide Cmnty. Dev. Auth. Rev. Bonds, (LA
         Jewish Home), (CALHF), 4.75%, 11/15/09                          NR, A              425,000          446,327
         Glendale, CA Univ. School Dist. Gen. Oblig. Bonds, Ser. C,
         (FSA), 5.50%, 09/01/15                                          Aaa, AAA           125,000          136,191
         Golden State Tobacco Securitization Corp., California
         Tobacco Settlement Rev. Bonds, Enhanced Ser. B, 5.00%,
         06/01/10                                                        Aaa, A-            500,000          537,950
         Golden State Tobacco Securitization Corp., California
         Tobacco Settlement Rev. Bonds, Enhanced Ser. B, 5.75%,
         06/01/22                                                        Aaa, A-          1,000,000        1,067,799
         Lancaster,  CA Redev. Agency Tax Allocation Ref. Bonds,
         5.25%, 12/01/20                                                 Aaa, AAA           400,000          433,208
         Los Angeles, CA Special Assessment Bonds
         (Landscaping & Ltg. District 96-1), (FSA), 4.90%, 03/01/09      Aa3, AA            100,000          105,170
         Rancho, CA Water Dist. Fin. Rev. Bonds, 4.50%,
         09/02/15                                                        Aa3, AA            710,000          731,740

         Redwood City, CA Elementary School Dist. Gen. Oblig
         Bonds, (FGIC), 5.50%, 08/01/14                                  Aaa, AAA           125,000          142,100
         San Diego County, CA Water Auth. Rev. Bonds, Ser. A,
         (FGIC), 5.00%, 05/01/13                                         Aaa, AAA           125,000          132,555
         San Francisco, CA City & County International Airport Rev
         Bonds, 5.25%, 01/01/19                                          Aaa, AAA         1,540,000        1,599,197
         Tulare County, CA Ctfs. Participation Ref. Bonds, (MBIA),
         5.00%, 08/15/10                                                 Aaa, NR             50,000           54,184
         Visalia, CA Cert. Participation Ref. Bonds, 5.00%,
         12/01/18                                                        Aaa, AAA           500,000          532,685
                                                                                                         -----------
                                                                                                           8,297,366
                                                                                                         -----------

WT Mutual Fund / Wilmington Municipal Bond Fund(2)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)

----------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P       Principal
                                                                        Ratings'         Amount             Value
                                                                      -----------       ---------          -------
   COLORADO -- 0.8%
         Colorado Health Fac. Auth. Rev. Bonds, (Catholic Health
         Initiatives), 5.38%, 09/01/10                                   Aa2, AA            500,000          539,800
                                                                                                         -----------
   DELAWARE -- 1.9%
         Bethany Beach, DE Gen. Oblig. Rev. Bonds, (MBIA), 9.75%,
         11/01/07                                                        Aaa, AAA           160,000          180,499
         Bethany Beach, DE Gen. Oblig. Rev. Bonds, (MBIA), 9.75%,
         11/01/08                                                        Aaa, AAA           180,000          213,475
         Delaware River & Bay Auth. Rev. Bonds, (AMBAC), 5.40%,
         01/01/14                                                        Aaa, AAA           250,000          273,394
         Delaware State Economic Dev. Auth. Ref. Rev. Bonds,
         (Delmarva Power Poll. Cntrl. Proj.), Ser. 2001C, (AMBAC),
         4.90%, 10/01/05                                                 Aaa, AAA           250,000          267,573
         Delaware State Economic Dev. Auth. Rev. Bonds, (Student
         Housing Univ. Courtyard), (RADIAN), 5.38%, 08/01/11             NR, AA             250,000          269,385
         Delaware State Housing Auth. Multi-Family Mtge. Ref. Rev
         Bonds, Ser. 1992C, 7.25%, 01/01/07                              A1, A               60,000           60,640
                                                                                                         -----------
                                                                                                           1,264,966
                                                                                                         -----------

   FLORIDA -- 5.0%
         Alachua County, FL Public Imp. Rev. Bonds, 5.00%,
         08/01/14                                                        Aaa, AAA           585,000          600,309
         Broward County, FL Resource Recovery Ref. Bonds,
         Wheelabrator South A, 5.00%, 12/01/07                           A3, AA             275,000          284,697
         Jacksonville, FL Dist. Water & Sewer Rev. Bonds, (MBIA),
         5.13%, 09/30/08                                                 Aaa, AAA           500,000          520,035
         Lakeland, FL Energy Sys. Rev. Bonds, (MBIA), 5.50%,
         10/01/14                                                        Aaa, AAA           455,000          500,172
         Osceola County, FL School Brd. Cert. Participation Four
         Corners Charter School Bonds, Ser. A, (MBIA), 5.80%,
         08/01/15                                                        Aaa, NR            100,000          112,005
         Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, (MBIA),
         5.25%, 10/01/14                                                 Aaa, AAA           900,000          992,448
         Tampa, FL Sports Auth. Sales Tax Rev. Bonds, (MBIA),
         5.00%, 01/01/08                                                 Aaa, AAA           300,000          309,936
                                                                                                         -----------
                                                                                                           3,319,602
                                                                                                         -----------

GEORGIA -- 3.7%
         Clayton County, GA Dev. Auth. Rev. Bonds, Ser. A, 5.00%,
         08/01/18                                                        Aaa, AAA           465,000          497,369

         Coffee County, GA Hospital Auth. Rev. Bonds, 5.00%,
         12/01/05                                                        NR, BBB+           545,000          546,259
         Fulton County, GA Bldg. Auth. Rev. Bonds, 4.00%,
         01/01/11                                                        Aa3, AA            360,000          370,098
         Georgia State Housing & Fin. Auth. Rev. Bonds, (Single
         Family Mtge.), 4.85%, 06/01/08                                  NR, AAA            260,000          262,530
         Gwinnett County, GA. Dev. Auth. COP's, (Gwinnett Cnty
         Public School Proj.), (MBIA), 5.25%, 01/01/14                   Aaa, AAA           500,000          551,589
         Private Colleges & Univ. Auth. Rev. Bonds, (Emory Univ
         Proj.), Ser. 2000A, 5.75%, 11/01/15                             Aa2, AA            250,000          280,378
                                                                                                         -----------
                                                                                                           2,508,223
                                                                                                         -----------


WT Mutual Fund / Wilmington Municipal Bond Fund(2)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)

----------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P       Principal
                                                                        Ratings'         Amount             Value
                                                                      -----------       ---------          -------
   ILLINOIS -- 3.5%
         Bloomington, IL Gen. Oblig. Unltd. Bonds, 5.50%,
         12/01/07                                                        Aa2, NR            300,000          307,137
         Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC), 5.75%,
         11/01/11                                                        Aaa, AAA           200,000          223,258
         Cook Kane Lake & McHenry Counties, IL Community
         College Dist. 512, 5.50%, 12/01/17                              Aaa, NR            520,000          563,794
         Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ
         Proj.), 5.10%, 11/01/11                                         Aa1, AA+           400,000          429,972
         Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ
         Proj.), 5.15%, 11/01/12                                         Aa1, AA+           250,000          270,430
         Illinois State Gen. Oblig. Unltd. Bonds, (FGIC), 5.38%,
         07/01/08                                                        Aaa, AAA           250,000          255,488
         Springfield, IL Elec. Rev. Bonds, Sr Lien, (MBIA), 5.50%,
         03/01/12                                                        Aaa, AAA           250,000          274,550
                                                                                                         -----------
                                                                                                           2,324,629
                                                                                                         -----------

   INDIANA -- 0.8%
         Indiana Health Facility Financing Auth. Rev. Bonds, 5.00%,
         05/01/07                                                        Aa3, AA-           530,000          544,994
                                                                                                         -----------
   KANSAS -- 0.9%
         Butler & Sedgwick County, KS Univ. School Dist. Gen
         Oblig. Unltd. Bonds, (FSA), 6.00%, 09/01/14                     Aaa, AAA           500,000          582,840
                                                                                                         -----------
   MARYLAND -- 0.7%
         Maryland State Health & Higher Educ. Fac. Auth. Rev
         Bonds, (AMBAC), 5.13%, 07/01/12                                 Aaa, AAA           400,000          438,196
                                                                                                         -----------
   MASSACHUSETTS -- 2.5%
         Massachusetts State Commonwealth Gen. Oblig. Bonds,
         5.00%, 10/01/09                                                 Aa2, AA-           500,000          531,330
         Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of
         MA, Visual & Performing Arts Proj.), 6.00%, 08/01/16            A2, NR             310,000          364,607
         Massachusetts State Fed. Highway Grant Ant. Notes, Ser
         1998B, 5.13%, 12/15/08                                          Aa3, NR            350,000          371,693
         Massachusetts State Housing Fin. Agency Rev. Bonds,
         4.00%, 12/01/10                                                 Aa2, AA             85,000           84,487
         Massachusetts State Special Oblig. Rev. Bonds Ref. Nts.-
         Federal Highway Grant Ant.-A, (FSA), 5.00%, 12/15/12            Aaa, NR            275,000          296,304
                                                                                                         -----------
                                                                                                           1,648,421
                                                                                                         -----------


WT Mutual Fund / Wilmington Municipal Bond Fund(2)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)

----------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P       Principal
                                                                        Ratings'         Amount             Value
                                                                      -----------       ---------          -------
   MICHIGAN -- 1.1%
         Fowlerville, MI Community Schools Dist. Gen. Oblig. Bonds,
          (FGIC), 5.00%, 05/01/14                                        Aaa, AAA           650,000          705,107
                                                                                                         -----------
   MINNESOTA -- 0.4%
         Minnesota State Gen. Oblig. Rev. Bonds, 5.00%, 11/01/07         Aa1, AAA           250,000          260,070
                                                                                                         -----------
   MISSOURI -- 2.5%
         Kansas City, MO Special Fac. Rev. Bonds, MCI
         Overhaul Base Proj. Ser. G, 4.00%, 09/01/11                     A2, AA-            465,000          465,958
         Kansas City, MO Special Fac. Rev. Bonds Overhaul Base
         Project, Ser. G, 4.00%, 09/01/10                                A2, AA-            540,000          543,812
         Truman State Univ., MO Housing Sys. Rev. Bonds, 5.00%,
         06/01/15                                                        Aaa, NR            615,000          664,440
                                                                                                         -----------
                                                                                                           1,674,210
                                                                                                         -----------

   NEBRASKA -- 0.3%
         Omaha, NE Packaging Fac. Corp. Lease Rev. Bonds,
         5.45%, 05/01/15                                                 Aa1, AA+           210,000          214,614
                                                                                                         -----------
   NEVADA -- 1.6%
         Nevada State Gen. Oblig. Unref. Bal. Bonds, 5.13%,
         09/01/10                                                        Aa1, AA            345,000          357,782
         Nevada State Highway Imp. Rev. Bonds, (Motor Vehicle Fuel
          Tax), (FGIC), 5.50%, 12/01/11                                  Aaa, AAA           250,000          277,023
         Washoe County, NV Gen. Oblig. Bonds, (Park, Open Space
         & Library), (FGIC), 5.75%, 05/01/14                             Aaa, AAA           380,000          421,310
                                                                                                         -----------
                                                                                                           1,056,115
                                                                                                         -----------

   NEW JERSEY -- 1.7%
         Camden County, NJ Imp. Auth. Health Care Rev. Bonds,
         5.60%, 02/15/07                                                 Baa3, BBB           65,000           65,631
         Cherry Hill Township, NJ School Dist. Gen. Oblig. Bonds,
         5.00%, 02/15/17                                                 Aaa, NR            725,000          787,009
         New Jersey Tobacco Settlement Fin. Corp. Rev. Bonds,
         5.00%, 06/01/09                                                 Baa3, BBB          250,000          259,790
                                                                                                         -----------
                                                                                                           1,112,430
                                                                                                         -----------

   NEW MEXICO -- 1.0%
         Albuquerque, NM Storm Sewer Gen. Oblig. Bonds, Ser. B,
         5.00%, 07/01/06                                                 Aa3, AA            650,000          653,998
                                                                                                         -----------
   NEW YORK -- 15.5%
         Mayfield, NY Cent. School Dist. Gen. Oblig. Bonds, (FSA),
         4.25%, 06/15/12                                                 Aaa, AAA           685,000          715,393
         New York City , NY Transitional Fin. Auth. Unref., Ser. C,
         5.75%, 11/01/11                                                 Aa1, AAA           485,000          535,081
         New York City Gen. Oblig. Bonds, Ser. I, 4.50%, 08/01/12        A1, A+             650,000          677,879
         New York City Transitional Fin. Auth. Rev. Bonds, 5.00%,
         11/01/11                                                        Aa1, AAA           500,000          540,980
         New York City, NY Municipal Water Fin. Auth. Water &
         Sewer System Rev. Bonds, Ser. B, 5.75%, 06/15/26                Aaa, AAA         1,035,000        1,064,508
         New York City, NY Transitional Fin. Auth., 5.75%, 11/01/11      ,
         Prerefunded 05/01/10 @ $101.00                                  Aa1, AAA           215,000          240,099
         New York State Agency Spec. School Purp. Rev. Bonds,
         Ser. C, 5.25%, 12/01/10                                         NR, A+           1,500,000        1,613,984
         New York State Dorm Auth. Rev. Bonds, (MBIA), 5.25%,
         05/15/15                                                        Aaa, AAA         1,000,000        1,104,819
         New York State Dorm. Auth. Pace Univ. Ref. Bonds, (MBIA),
         6.50%, 07/01/08                                                 Aaa, AAA           515,000          561,031
         New York State Dorm. Auth. Personal Income Rev. Bonds,
         Ser. A, 5.00%, 03/15/13                                         NR, AA             500,000          540,595
         New York State Environ. Fac. Corp. Rev. Bonds, Ser. A,
         5.00%, 03/15/13                                                 NR, AA-            515,000          558,209
         New York State Urban Dev. Corp. Rev. Bonds, 5.00%,
         12/15/06                                                        A1, AA             500,000          511,920
         New York State Urban Dev. Corp. Rev. Bonds, 5.00%,
         01/01/07                                                        A2, AA-            500,000          511,620
         New York State Urban Development Corp. (Correctional &
         Youth Facilities Services), Ser.  A, 4.00%, 01/01/09            NR, AA-            500,000          508,800
         New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%, 08/01/12         A1, A+             250,000          271,905
         West Genesee, NY Cent. School Dist. Gen. Oblig. Bonds,
         (FSA), 3.50%, 06/15/07                                          Aaa, NR            500,000          504,910
                                                                                                         -----------
                                                                                                          10,461,733
                                                                                                         -----------


WT Mutual Fund / Wilmington Municipal Bond Fund(2)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)

----------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P       Principal
                                                                        Ratings'         Amount             Value
                                                                      -----------       ---------          -------
   NORTH CAROLINA -- 2.0%
         Charlotte, NC Airport Rev. Bonds, Ser. B, 5.25%, 07/01/11       Aaa, AAA         1,000,000        1,060,160
         Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%,
         06/01/10, Prerefunded 06/01/10 @ $101.00                        Aa2, AA+           250,000          276,990
                                                                                                         -----------
                                                                                                           1,337,150
                                                                                                         -----------

   OHIO -- 5.4%
         Elyria, OH Bond Antic. Public Imp. Bonds, 4.00%,
         07/20/06                                                        NR, NR             350,000          352,520
         Lorain County, OH Hosp. Rev. Bonds, (Catholic Healthcare
         Partners), 5.00%, 10/01/08                                      Aa3, AA-           500,000          520,965
         Lorain County, OH Hosp. Rev. Bonds, (Catholic Healthcare
         Partners), Ser. A, 5.63%, 10/01/16                              Aa3, AA-           500,000          545,715
         Ohio State Bldg. Fac. Auth. Rev. Bonds, (Sports Bldg. Fund
         Proj.), Ser. 2001A, 5.50%, 04/01/12                             Aa1, AA+           500,000          547,195
         Ohio State Higher Educ. Cap. Fac. Rev. Bonds, Ser. 2A,
         5.50%, 12/01/08                                                 Aa2, AA            200,000          214,004
         Ohio State Higher Educ. Cap. Fac. Rev. Bonds, Ser. 2A,
         5.50%, 12/01/09                                                 Aa2, AA            500,000          543,175
         Ohio State Infrastructure Imp. Gen. Oblig. Bonds, 5.75%,
         02/01/10, Prerefunded 02/01/10 @ $100.00                        Aa1, AA+           350,000          384,409
         Pickerington, OH Local School Dist. Construction & Imp
         Gen. Oblig. Bonds, (FGIC), 5.80%, 12/01/09                      Aaa, AAA           500,000          525,915
                                                                                                         -----------
                                                                                                           3,633,898
                                                                                                         -----------

   OKLAHOMA -- 0.2%
         Oklahoma City, OK Gen. Oblig. Bonds, 5.40%, 07/01/12,
         Prerefunded 07/01/10 @ $100.00                                  Aa2, AA            100,000          109,229
                                                                                                         -----------
   OREGON -- 0.5%
         Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser. A,
         5.00%, 06/15/17                                                 Aaa, NR            320,000          347,632
                                                                                                         -----------


   PENNSYLVANIA -- 8.0%
         Adams County, PA Public Imp. Misc. Rev. Bonds, (FGIC),
         5.20%, 05/15/17, Prerefunded 05/15/11 @ $100.00                 Aaa, AAA           250,000          273,605
         Chester County, PA Ind. Dev. Auth. Variable Rev. Bonds
         (Archdiocese of Philadelphia), 2.60%, 09/30/05                  Aa2, NR          2,500,000        2,500,000
         Pennsylvania State Higher Educational Fac. Auth. Rev
         Bonds, (Philadelphia College Osteopathic Medicine), 5.00%,
         12/01/17                                                        NR, A              500,000          525,415
         Pennsylvania State Ref. Gen. Oblig. Bonds, (FGIC), 5.38%,
         11/15/07                                                        Aaa, AAA           250,000          257,150
         Philadelphia, PA Airport Rev. Bonds, Ser. A, 5.00%,
         06/15/18                                                        Aaa, AAA           600,000          630,546
         Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%,
         04/01/11, Escrowed to Maturity                                  Aaa, AAA           140,000          151,967
         State Public School Bldg. Auth. Pennsylvania Rev. Bonds,
         (FGIC), 5.25%, 11/01/15                                         Aaa, AAA           545,000          598,285
         York County, PA Solid Waste & Refuse Auth. Rev. Bonds,
         (FGIC), 5.50%, 12/01/06                                         Aaa, AAA           400,000          411,164
                                                                                                         -----------
                                                                                                           5,348,132
                                                                                                         -----------


WT Mutual Fund / Wilmington Municipal Bond Fund(2)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)

----------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P       Principal
                                                                        Ratings'         Amount             Value
                                                                      -----------       ---------          -------
   PUERTO RICO -- 0.6%
         The Childrens Trust Fund, Puerto Rico, Tobacco
         Settlement Rev. Bonds, 5.00%, 05/15/09                          Baa3, BBB          100,000          105,251
         The Childrens Trust Fund, Puerto Rico, Tobacco
         Settlement Rev. Bonds, 5.75%, 07/01/14,
         Prerefunded 07/01/10 @ $100.00                                  NR, AAA            250,000          276,305
                                                                                                         -----------
                                                                                                             381,556
                                                                                                         -----------

   SOUTH DAKOTA -- 0.4%
         South Dakota Housing Dev. Auth. Homeownership Mtge
         Rev. Bonds, Ser. C, 4.15%, 05/01/07                             Aa1, AAA           265,000          265,628
                                                                                                         -----------
   TENNESSEE -- 0.4%
         Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%,
         10/01/13                                                        A1, AA             250,000          274,775
                                                                                                         -----------

   TEXAS -- 8.7%
         Cedar Park, TX Utility Sys. Rev. Bonds, 5.00%, 08/15/18         Aaa, AAA           400,000          426,808
         Galena Park, TX Indpt. School Dist. Gen. Oblig. Bonds,
         (PSF-GTY), 7.00%, 08/15/11                                      Aaa, NR            250,000          291,463
         Georgetown, TX Indpt. School Dist. Gen. Oblig. Ref. Bonds,
          (PSF-GTY), 5.00%, 02/15/17                                     Aaa, AAA           500,000          535,210
         Houston, TX Unrefunded-Ref. & Pub. Impt. - Ser. A, 5.25%,
         03/01/13                                                        Aa3, AA-           100,000          106,064
         Katy, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTY),
          5.50%, 02/15/15                                                Aaa, AAA           500,000          544,645
         Lubbock, TX Health Fac. Dev. Corp. Rev. Bonds, (St
         Joseph Health Sys.), 5.00%, 07/01/08                            Aa3, AA-           350,000          364,788
         Pearland, TX Indpt. School Dist. Schoolhouse Rev. Bonds,
         Ser. 2001A, (PSF-GTY), 5.00%, 02/15/12                          Aaa, AAA           625,000          675,519
         San Antonio, TX Indpt. School Dist. Gen. Oblig. Unltd
         Bonds, (PSF-GTY), 7.00%, 08/15/08                               Aaa, AAA           225,000          247,862
         Texas State College Student Loan Gen. Oblig. Bonds,
         5.00%, 08/01/12                                                 Aa1, AA          1,000,000        1,014,450
         Texas State Ref. Public Fin. Auth. Gen. Oblig. Bonds, Ser
         2001A, 5.50%, 10/01/12                                          Aa1, AA            300,000          329,613
         Texas State Turnpike Auth. Cent. Rev. Bonds, 5.00%,
         06/01/08                                                        Aa3, AA            500,000          523,235
         Texas Water Dev. Brd. Rev. Bonds, St. Revolving Fd-Sr
         Lien-Ser. 1998A, 5.25%, 07/15/11                                Aaa, AAA           500,000          526,195
         Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%,
         07/01/13, Prerefunded 07/01/11 @ $100.00                        Aaa, AAA            60,000           68,911
         Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%,
         07/01/13, Prerefunded 01/01/12 @ $100.00                        Aaa, AAA            75,000           86,556
         Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%,
         07/01/13, Prerefunded 01/01/13 @ $100.00                        Aaa, AAA            85,000           99,295
                                                                                                         -----------
                                                                                                           5,840,614
                                                                                                         -----------


WT Mutual Fund / Wilmington Municipal Bond Fund(2)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)

----------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P       Principal
                                                                        Ratings'         Amount             Value
                                                                      -----------       ---------          -------
   UTAH -- 0.4%
         Utah State Bldg. Ownership Auth. Lease Rev. Bonds,
         5.50%, 05/15/07                                                 Aa1, AA+           250,000          256,715
                                                                                                         -----------
   VIRGINIA -- 1.6%
         Virginia Commonwealth Trans. Brd. Rev. Bonds (Federal
         Highway Reimbursement Ant. Notes), 5.75%, 10/01/07              Aa2, AA          1,000,000        1,051,920
                                                                                                         -----------
   WASHINGTON -- 3.5%
         Clark County Washington School Dist. No. 37 Gen. Oblig
         Bonds, 5.13%, 12/01/10                                          Aa3, NR            500,000          536,779
         Seattle, WA Muni. Light & Power Ref. Rev. Bonds, (FSA),
         5.00%, 07/01/10                                                 Aaa, AAA           350,000          367,546
         Snohomish County, WA Public Utility Rev. Bonds, (FSA),
         5.00%, 12/01/08                                                 Aaa, AAA           250,000          263,318
         Washington State Public Power Supply Sys. Nuclear Proj
         No. 1 Rev. Bonds, 5.75%, 07/01/09                               Aaa, AA-           320,000          346,525
         Washington State Public Power Supply Sys. Nuclear Proj
         No. 2 Rev. Bonds, 5.75%, 07/01/09                               Aaa, AA-           200,000          216,578
         Washington State Variable Purpose-Ser. B, Gen. Oblig
         Unltd. Bonds, 5.00%, 01/01/13                                   Aa1, AA            300,000          313,650
         Washington Tobacco Settlement Mgmt. Auth. Rev. Bonds,
         5.00%, 06/01/08                                                 Baa2, BBB          300,000          309,840
                                                                                                         -----------
                                                                                                           2,354,236
                                                                                                         -----------

   WEST VIRGINIA -- 0.4%
         West Virginia State Bldg. Ref. Rev. Bonds, Ser. A,
         (AMBAC), 5.38%, 07/01/18                                        Aaa, AAA           250,000          280,310
                                                                                                         -----------

WT Mutual Fund / Wilmington Municipal Bond Fund(2)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)

----------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P       Principal
                                                                        Ratings'         Amount             Value
                                                                      -----------       ---------          -------
   WISCONSIN -- 0.3%
         Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, 5.75%,
         07/01/14, Prerefunded 07/01/12 @ $100.00                        Aaa, AAA            70,000           79,288
         Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, 5.75%,
         07/01/14                                                        Aaa, AAA           105,000          117,728
                                                                                                         -----------
                                                                                                             197,016
                                                                                                         -----------
     TOTAL MUNICIPAL BONDS
       (Cost $65,079,130)                                                                                 65,772,636
                                                                                                         -----------



SHORT-TERM INVESTMENTS -- 1.7%

         BlackRock Municipal Cash Tax-Exempt Cash Money Market Fund                         560,429          560,429
         BlackRock Municipal Fund Tax-Exempt Money Market Fund Fund                         560,426          560,426
                                                                                                         -----------

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $1,120,855)                                                                                   1,120,855
                                                                                                         -----------


TOTAL INVESTMENTS - 100.00% (COST $66,199,985)+                                                          $66,893,491
                                                                                                         ===========

-------------
+ The cost for Federal income tax purposes. At September 30, 2005, net unrealized appreciation was $693,506. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $969,838 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $276,332.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
(2)      Formerly the Wilmington Municipal Bond Portfolio.

WT MUTUAL FUND / Wilmington Short/Intermediate - Term Bond Fund(4) INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P              Principal
                                                                        Ratings'                 Amount               Value
                                                                      -----------              ---------              -----
CORPORATE BONDS -- 49.9%
   FINANCIAL -- 17.9%
         AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08 @           Aa2, AA+                1,600,000            1,646,826
         Bank of America Corp., 7.80%, 02/15/10                           Aa3, A+                  600,000              669,658
         Capital One Corp., 6.70%, 05/15/08                              A3, BBB-                1,000,000            1,045,035
         First Union Corp., 6.82%, 08/01/06 (b)                           A3, NR                   200,000              248,676
         General Electric Capital Corp., 6.50%, 12/10/07                 Aaa, AAA                  985,000            1,023,694
         General Motors Acceptance Corp., 4.68%, 11/18/05 *              Baa2, BB                  600,000              596,819
         Goldman Sachs Group, 6.65%, 05/15/09                             Aa3, A+                  600,000              636,920
         Household Finance Corp., 6.38%, 11/27/12                          A1, A                 2,250,000            2,417,715
         International Lease Finance Corp., 5.63%, 06/01/07               A1, AA-                1,500,000            1,521,273
         Lehman Brothers Holdings, 4.25%, 01/27/10                        A1, A+                 1,035,000            1,012,564
         Marsh & McLennan Cos., Inc., 5.38%, 03/15/07                    Baa2, BBB                 700,000              701,530
         MBNA America, 6.50%, 06/20/06                                  Baa1, BBB+               1,000,000            1,014,294
         MBNA America, 4.63%, 08/03/09                                  Baa1, BBB+               1,675,000            1,671,519
         Morgan Stanley, 4.75%, 04/01/14                                   A1, A                 1,500,000            1,447,148
         National City Bank, 2.70%, 08/24/09                              Aa3, A+                  563,636              536,621
         Prudential Insurance Co. 144A, 6.38%, 07/23/06 @                 A1, AA-                1,090,000            1,105,051
         Residential Capital Corp., 5.39%, 12/29/05 *                   Baa2, BBB-                 800,000              806,618
         Salomon Smith Barney Holdings, 6.50%, 02/15/08                  Aa1, AA-                2,100,000            2,186,358
                                                                                                                   ------------
                                                                                                                     20,288,319
                                                                                                                   ------------

   INDUSTRIAL -- 23.3%
         Belo Corp., 7.13%, 06/01/07                                     Baa3, BBB                 300,000              310,464
         Conagra Foods, Inc., 6.00%, 09/15/06                           Baa1, BBB+                 500,000              506,266
         Conoco Inc, 6.35%, 04/15/09                                      A1, A-                   800,000              845,386
         Corning Inc, 6.30%, 03/01/09                                   Baa3, BBB-               2,000,000            2,070,571
         CSX Corp., 7.90%, 05/01/17                                      Baa2, BBB                 780,000              948,406
         DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08                A3, BBB                  850,000              830,072
         Dominion Resources Inc., 8.13%, 06/15/10                       Baa1, BBB+               1,000,000            1,127,249
         Donnelley (R.R.) & Sons, 3.75%, 04/01/09                        Baa2, A-                1,330,000            1,274,906
         General Electric Co., 5.00%, 02/01/13                           Aaa, AAA                1,000,000            1,008,313
         Hershey Foods Corp., 6.70%, 10/01/05                             A1, A+                 1,125,000            1,125,000
         Hertz Corp., 4.70%, 10/02/06                                   Baa3, BBB-               1,500,000            1,483,777
         Ingersoll-Rand, 6.02%, 02/15/28                                  A3, A-                 2,300,000            2,529,390
         International Business Machines Corp., 4.75%, 11/29/12           A1, A+                 1,000,000            1,000,647
         Johnson & Johnson, 3.80%, 05/15/13                              Aaa, AAA                  750,000              712,219
         Liberty Media Corp., 5.37%, 12/15/05 *                         Baa3, BBB-                 549,000              553,019
         McDonald's Corp., 3.88%, 08/15/07                                 A2, A                 1,300,000            1,283,315
         Merck & Co. Inc., 4.38%, 02/15/13                               Aa3, AA-                  800,000              762,468
         Raytheon Co., 6.75%, 08/15/07                                   Baa3, BBB                 584,000              603,466
         Schering-Plough Corp., 5.30%, 12/01/13b                         Baa1, A-                1,000,000            1,031,125
         Schering-Plough Corp., 6.75%, 12/01/33                          Baa1, A-                  250,000              288,548
         Time Warner Entertainment, 8.88%, 10/01/12                     Baa1, BBB+               1,350,000            1,614,189
         Tyson Foods, Inc., 7.25%, 10/01/06                              Baa3, BBB               2,350,000            2,410,392
         Viacom Inc, 6.63%, 05/15/11                                    Baa3, BBB+               1,000,000            1,063,670
         Waste Management, Inc., 6.50%, 11/15/08                         Baa3, BBB                 456,000              476,784
         Weyerhaeuser Co.,, 6.75%, 03/15/12                              Baa2, BBB                 650,000              702,359
                                                                                                                   ------------
                                                                                                                     26,562,001
                                                                                                                   ------------

   TELECOMMUNICATIONS -- 4.2%
         AT&T Broadband Corp., 8.38%, 03/15/13                          Baa2, BBB+               2,015,000            2,384,084
         GTE Southwest, Inc., Ser. 1993B, 6.54%, 12/01/05                 A3, A+                 1,000,000            1,003,819
         Sprint Capital Corp., 6.13%, 11/15/08                          Baa2, BBB-               1,300,000            1,349,951
                                                                                                                   ------------
                                                                                                                      4,737,854
                                                                                                                   ------------

WT MUTUAL FUND / Wilmington Short/Intermediate - Term Bond Fund(4) INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P              Principal
                                                                        Ratings'                 Amount               Value
                                                                      -----------              ---------              -----
   UTILITIES -- 4.5%
         Duke Energy Corp., 3.75%, 03/05/08                              A3, BBB+                1,000,000              980,089
         Oklahoma Gas & Electric, 6.65%, 07/15/27                        A2, BBB+                  500,000              561,197
         Pacific Gas & Electric, 4.20%, 03/01/11                         Baa1, BBB               1,000,000              965,044
         Valero Energy, 6.13%, 04/15/07                                 Baa3, BBB-               2,500,000            2,551,260
                                                                                                                   ------------
                                                                                                                      5,057,590
                                                                                                                   ------------
     TOTAL CORPORATE BONDS
       (Cost $55,903,791)                                                                                            56,645,764
                                                                                                                   ------------
ASSET-BACKED SECURITIES -- 1.7%
         GMAC Mortgage Corporation Loan, 2003-GH2, 3.69%,
         07/25/20                                                        Aaa, AAA                  689,745              686,251
         Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4,
         6.53%, 12/15/19                                                 Aaa, AAA                  310,514              310,353
         Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%,
         10/07/18                                                        Aaa, AAA                1,000,000              988,738
                                                                                                                   ------------

     TOTAL ASSET-BACKED SECURITIES
       (Cost $2,001,020)                                                                                              1,985,342
                                                                                                                   ------------
MORTGAGE-BACKED SECURITIES -- 3.3%
         Federal Home Loan Mortgage Corporation Notes, Gold 15
         Yr., 6.00%, 01/01/13                                                                      100,390              103,182
         Federal Home Loan Mortgage Corp. Notes, Gold, 4.50%
         04/01/20                                                                                  585,772              573,874
         Federal Home Loan Mortgage Corporation Notes, 1589 N,
         6.25%, 04/15/23                                                                           282,149              283,079
         Federal Home Loan Mortgage Corporation Notes, 2751 VT,
         6.00%, 02/15/34                                                                           236,581              239,106
         Federal National Mortgage Association Notes, 7 Yr Balloon     ,
         6.00%, 02/01/06                                                                            13,936               13,967
         Federal National Mortgage Association Notes, 15 Yr Pool
         254833, 4.50%, 08/01/18                                                                   289,204              283,691
         Federal National Mortgage Association Notes, 15 Yr Pool
         629603, 5.50%, 02/01/17                                                                   356,276              361,732
         Federal National Mortgage Association Notes, Pool 688996,
         8.00%, 11/01/24                                                                           135,205              145,014
         Federal National Mortgage Association Notes, 4.00%,
         05/01/33                                                                                  441,192              437,000
         Federal National Mortgage Association Notes 2005-29 WC,
         4.75%, 04/25/35                                                                           585,798              579,841
         Government National Mortgage Association, Ser. 2001-53,
         PT, 5.50%, 01/20/31                                                                       743,132              742,909
                                                                                                                   ------------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $3,759,227)                                                                                              3,763,395
                                                                                                                   ------------
U.S. AGENCY OBLIGATIONS -- 21.9%
   FEDERAL HOME LOAN BANKS NOTES -- 1.9%
         Federal Home Loan Banks Notes, 2.44%, 03/09/09                                          1,050,000            1,010,226
         Federal Home Loan Banks Notes, 5.75%, 05/15/12                                          1,100,000            1,169,390
                                                                                                                   ------------
                                                                                                                      2,179,616
                                                                                                                   ------------


WT MUTUAL FUND / Wilmington Short/Intermediate - Term Bond Fund(4) INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P              Principal
                                                                        Ratings'                 Amount               Value
                                                                      -----------              ---------              -----
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 9.2% Federal Home Loan
         Mortgage Corporation Notes, 5.13%,
         10/15/08                                                                                3,000,000            3,058,878
         Federal Home Loan Mortgage Corporation Notes, 4.25%,
         07/15/09                                                                                1,000,000              991,424
         Federal Home Loan Mortgage Corporation Notes, 6.63%,
         09/15/09                                                                                2,800,000            3,012,257
         Federal Home Loan Mortgage Corporation Notes, 6.88%,
         09/15/10                                                                                2,000,000            2,207,728
         Federal Home Loan Mortgage Corporation Notes, 5.00%,
         07/15/14                                                                                1,200,000            1,230,288
                                                                                                                   ------------
                                                                                                                     10,500,575
                                                                                                                   ------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 10.8% Federal National
         Mortgage Association Notes, 3.25%,
         11/15/07                                                                                  500,000              488,435
         Federal National Mortgage Association Notes, 5.75%,
         02/15/08                                                                                  425,000              437,495
         Federal National Mortgage Association Notes, 6.00%,
         05/15/08                                                                                2,900,000            3,011,351
         Federal National Mortgage Association Notes, 6.63%,
         09/15/09                                                                                2,500,000            2,686,555
         Federal National Mortgage Association Notes, 5.50%,
         03/15/11                                                                                  750,000              783,362
         Federal National Mortgage Association Notes, 5.38%,
         11/15/11                                                                                3,500,000            3,645,603
         Federal National Mortgage Association Notes, 4.63%,
         10/15/13                                                                                1,200,000            1,201,111
                                                                                                                   ------------
                                                                                                                     12,253,912
                                                                                                                   ------------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $24,626,698)                                                                                            24,934,103
                                                                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 15.6% U.S. TREASURY BONDS -- 2.0%
         U.S. Treasury Bonds, 4.00%, 06/15/09                                                    1,875,000            1,862,109
         U.S. Treasury Bonds, 10.38%, 11/15/12                                                     400,000              449,719
                                                                                                                   ------------
                                                                                                                      2,311,828
                                                                                                                   ------------

U.S. TREASURY NOTES -- 13.6%
         U.S. Treasury Notes, 6.50%, 10/15/06 (a)                                                3,000,000            3,070,431
         U.S. Treasury Notes, 3.13%, 05/15/07 (a)                                                  500,000              491,797
         U.S. Treasury Notes, 6.13%, 08/15/07                                                      250,000              258,721
         U.S. Treasury Notes, 4.00%, 08/31/07 (a)                                                  700,000              697,621
         U.S. Treasury Notes, 3.50%, 11/15/09 (a)                                                2,000,000            1,946,094
         U.S. Treasury Notes, 5.00%, 08/15/11 (a)                                                2,250,000            2,337,980
         U.S. Treasury Notes, 4.88%, 02/15/12                                                      300,000              310,113
         U.S. Treasury Notes, 4.00%, 11/15/12 (a)                                                2,250,000            2,213,350
         U.S. Treasury Notes, 4.25%, 08/15/13 (a)                                                  750,000              747,422
         U.S. Treasury Notes, 4.25%, 11/15/13 (a)                                                1,125,000            1,120,122
         U.S. Treasury Notes, 4.25%, 11/15/14                                                      450,000              446,783
         U.S. Treasury Notes, 4.13%, 05/15/15 (a)                                                1,750,000            1,719,853
                                                                                                                   ------------
                                                                                                                     15,360,287
                                                                                                                   ------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $17,781,885)                                                                                            17,672,115
                                                                                                                   ------------


WT MUTUAL FUND / Wilmington Short/Intermediate - Term Bond Fund(4) INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------

                                                                      Moody's/S&P              Principal
                                                                        Ratings'                 Amount               Value
                                                                      -----------              ---------              -----
COMMERCIAL PAPER -- 7.6%
         Citicorp, 3.84%, 10/03/05                                       A-1, P-1                5,000,000            5,000,000
         Prudential Funding, 3.75%, 10/03/05                             A-1, P-1                3,620,896            3,620,896
                                                                                                                   ------------

     TOTAL COMMERCIAL PAPER
       (Cost $8,620,896)                                                                                              8,620,896
                                                                                                                   ------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $112,693,517 (2)                                                                                        $113,621,615



SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   INSTITUTIONAL MONEY MARKET TRUST
         BlackRock Institutional Money Market Trust, 3.821%,
         10/03/05                                                                                7,099,319            7,099,319
                                                                                                                   ------------
   MASTER NOTES
         Merrill Lynch, 3.125%, 10/04/05                                                         3,654,032            3,654,032
         Bank of America, 4.017%, 10/03/05                                                         913,537              913,537
                                                                                                                   ------------
                                                                                                                      4,567,569
                                                                                                                   ------------
     TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
       (Cost $11,666,888)+ (3)                                                                                     $ 11,666,888
                                                                                                                   ============

------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.
+ The cost for Federal income tax purposes. At September 30, 2005, net unrealized appreciation was $928,098. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,798,723 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $870,625.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment advisor at the time of purchase. The ratings shown are not audited.
(2) At September 30, 2005 the market value of securities on loan for the Short/Intermediate Bond Fund was $11,366,399.
(3) The investments held as collateral on loaned securities represented 10.27% of the market value of the Short/Intermediate - Term Bond Portfolio.
(4)      Formerly the Wilmington Short/Intermediate Bond Portfolio.
(a)      Security partially or fully on loan.
(b)      Step coupon bond.

WT MUTUAL FUND / Wilmington Short-Term Bond Fund(2)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

---------------------------------------------------------------------------------------------------------------------------------

                                                                   Moody's/S&P                Principal
                                                                    Ratings'                   Amount                     Value
                                                                   -----------               -----------                ---------

CORPORATE BONDS -- 81.8%
   FINANCIAL -- 26.5%
         Capital One Corp., 6.70%, 05/15/08                         A3, BBB-                 $     750,000          $     783,776
         General Electric Capital Corp., 6.50%, 12/10/07            Aaa, AAA                     1,075,000              1,117,229
         General Motors Acceptance Corp., 4.68%, 05/18/06*          Baa2, BB                     1,000,000                994,699
         General Motors Acceptence Corp., 6.13%, 08/28/07           Ba1, BBB                       400,000                393,759
         Goldman Sachs Group 144A, 6.50%, 02/25/09 @                 Aa3, A+                       200,000                210,797
         Goldman Sachs Group, 6.65%, 05/15/09                        Aa3, A+                       700,000                743,073
         International Lease Finance Corp., 5.63%, 06/01/07          A1, AA-                     1,000,000              1,014,182
         Lehman Brothers Holdings, 4.25%, 01/27/10                   A1, A+                        390,000                381,546
         Marsh & McLennan Cos., Inc., 5.38%, 03/15/07               Baa2, BBB                      225,000                225,492
         MBNA America, 6.50%, 06/20/06                             Baa1, BBB+                      500,000                507,147
         MBNA America 144A, 4.63%, 08/03/09 @                      Baa1, BBB+                      800,000                798,338
         National City Bank, 2.70%, 08/24/09                         Aa3, A+                       363,636                346,207
         Prudential Insurance Co. 144A, 6.38%, 07/23/06 @            A1, AA-                     1,000,000              1,013,808
         Residential Capital Corp., 5.39%, 12/29/05*               Baa2, BBB-                      300,000                302,482
                                                                                                                   --------------
                                                                                                                        8,832,535
                                                                                                                   --------------

   INDUSTRIAL -- 39.6%
         A.H. Belo Corp., 7.13%, 06/01/07                           Baa3, BBB                      200,000                206,976
         Bausch & Lomb Inc, 6.95%, 11/15/07                         Baa3, BBB                      500,000                519,295
         Corning Inc, 6.30%, 03/01/09                              Baa3, BBB-                      750,000
776,465Conoco Inc, 6.35%, 04/15/09                                   A1, A-                        900,000                951,060
         DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08           A3, BBB                       350,000                341,794
         Delhaize America, 7.38%, 04/15/06                          Ba2, BB+                       300,000                304,140
         Dominion Resources Inc., 8.13%,06/15/10                   Baa1, BBB+                      335,000                377,628
         Donnelley (R.R.) & Sons, 3.75%, 04/01/09                   Baa2, A-                       465,000                445,738
         Georgia-Pacific Corp., 7.50%, 05/15/06                     Ba3, BB+                       530,000                535,963
         Hertz Corp., 4.70%, 10/02/06                              Baa3, BBB-                    1,000,000                989,185
         IAC/ Interactive Corp., 6.75%, 11/15/05                   Baa3, BBB-                      500,000                501,056
         International Business Machines Corp., 5.38%, 02/01/09      A1, A+                      1,000,000              1,025,277
         Kroger, 7.45%, 03/01/08                                   Baa2, BBB-                      400,000                421,726
         Liberty Media Corp., 5.37%, 12/15/05*                      Baa3, BB+                      154,000                155,127
         McDonald's Corp., 3.88%, 08/15/07                            A2, A                      1,000,000                987,165
         Merck & Co., Inc., 2.50%, 03/30/07                         Aa3, AA-                     1,000,000                969,848
         Raytheon Co., 6.75%, 08/15/07                              Baa3, BBB                      584,000                603,466
         Safeway, Inc., 6.15%, 03/01/06                            Baa2, BBB-                    1,000,000              1,003,895
         Tyson Foods, Inc., 7.25%, 10/01/06                         Baa3, BBB                    1,000,000              1,025,699
         Waste Management, Inc., 6.50%, 11/15/08                    Baa3, BBB                    1,000,000              1,045,577
                                                                                                                   --------------
                                                                                                                       13,187,079
                                                                                                                   --------------

   TELECOMMUNICATIONS -- 2.8%
         Sprint Capital Corp., 6.13%, 11/15/08                      Baa2, A-                       900,000                934,581
                                                                                                                   --------------
                                                                                                                          934,582
                                                                                                                   --------------

   UTILITIES -- 12.9%
         Cogentrix Energy, Inc. 144A, 8.75%, 10/15/08 @              Aa3, A+                       500,000                559,827
         Columbia Energy Group, 6.80%, 11/28/05                     Baa2, BBB                      500,000                501,856
         Duke Energy Corp., 3.75%, 03/05/08                         A3, BBB+                     1,000,000                980,089
         FirstEnergy Corp., 5.50%, 11/15/06                        Baa3, BBB-                    1,350,000              1,361,413
         Valero Energy, 6.13%, 04/15/07                            Baa3, BBB-                      870,000                887,838
                                                                                                                   --------------
                                                                                                                        4,291,023
                                                                                                                   --------------
     TOTAL CORPORATE BONDS
       (Cost $27,699,666)                                                                                              27,245,219
                                                                                                                   --------------

WT MUTUAL FUND / Wilmington Short-Term Bond Fund(2)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

---------------------------------------------------------------------------------------------------------------------------------

                                                                   Moody's/S&P                Principal
                                                                    Ratings'                   Amount                     Value
                                                                   -----------               -----------                ---------
ASSET-BACKED SECURITIES -- 1.2%
         GMAC Mortgage Corporation Loan, 2003-GH2, 3.69%,
         07/25/20                                                    Aaa,AAA                       394,140                392,144
                                                                                                                   --------------

     TOTAL ASSET-BACKED SECURITIES
       (Cost $395,456)                                                                                                    392,144
                                                                                                                   --------------
MORTGAGE-BACKED SECURITIES -- 4.5%
         Federal Home Loan Mortgage Corporation Notes, 2751 VT,
         6.00%, 02/15/34                                                                           236,581                239,106
         Federal Home Loan Mortgage Corporation Notes, 7 Yr.
         Balloon, 4.50%, 11/01/10                                                                  324,514                322,790
         Federal National Mortgage Association Notes, 3.99%,
         05/01/33                                                                                  630,274                624,285
         Federal National Mortgage Association Notes 2005-29 WC,
          4.75%, 04/25/35                                                                          315,430                312,222
                                                                                                                   --------------

     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $1,511,699)                                                                                                1,498,403
                                                                                                                   --------------
U.S. AGENCY OBLIGATIONS -- 5.4%
   FEDERAL HOME LOAN BANKS NOTES -- 1.9%
         Federal Home Loan Banks Notes, 2.40%, 03/09/09 (a)                                        300,000                297,607
         Federal Home Loan Banks Notes, 2.44%, 03/09/09                                            350,000                336,742
                                                                                                                   --------------
                                                                                                                          634,349
                                                                                                                   --------------

   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.5% Federal Home Loan
         Mortgage Corporation Notes, 4.25%,
         07/15/09                                                                                  500,000                495,712
                                                                                                                   --------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 2.0% Federal National Mortgage
         Association Notes, 6.00%,
         05/15/08                                                                                  200,000                207,679
         Federal National Mortgage Association Notes, 3.13%,
         03/16/09                                                                                  500,000                477,324
                                                                                                                   --------------
                                                                                                                          685,003
                                                                                                                   --------------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $1,848,866)                                                                                                1,815,064
                                                                                                                   --------------
U.S. TREASURY OBLIGATIONS -- 2.5% U.S. TREASURY NOTES -- 2.5%
         U.S. Treasury Notes, 4.00%, 08/31/07                                                      300,000                298,981
         U.S. Treasury Notes, 4.00%, 06/15/09                                                      250,000                248,281
         U.S. Treasury Notes, 3.88%, 05/15/10                                                      300,000                295,652
                                                                                                                   --------------

     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $853,079)                                                                                                    842,914
                                                                                                                   --------------


WT MUTUAL FUND / Wilmington Short-Term Bond Fund(2)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

---------------------------------------------------------------------------------------------------------------------------------

                                                                   Moody's/S&P                Principal
                                                                    Ratings'                   Amount                     Value
                                                                   -----------               -----------                ---------
COMMERCIAL PAPER -- 4.6%
         Citicorp, 3.84%, 10/03/05                                                            $  1,527,288      $       1,527,288
                                                                                                                   --------------

     TOTAL COMMERCIAL PAPER
       (Cost $1,527,288)



TOTAL INVESTMENTS -- 100.0%
     (Cost $33,836,054) +                                                                                          $   33,321,032
                                                                                                                   ==============


------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.
+ The cost for Federal income tax purposes. At September 30, 2005, net unrealized depreciation was $515,022. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,433 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $519,455.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
(2)      Formerly the Wilmington Short-Term Income Portfolio.

WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
COMMON STOCK -- 80.0%
   AEROSPACE & DEFENSE -- 1.9%
         General Dynamics Corp.*                                                                       437          $         52,243
         Goodrich Corp.                                                                                233                    10,331
         L-3 Communications Holdings, Inc.                                                             250                    19,768
         Lockheed Martin Corp.                                                                       1,225                    74,774
         Northrop Grumman Corp.                                                                      5,385                   292,675
         Raytheon Co.                                                                                1,110                    42,202
         Rockwell Collins, Inc.                                                                        100                     4,832
         The Boeing Co.                                                                                542                    36,829
         United Technologies Corp.                                                                  20,952                 1,086,152
                                                                                                                    ________________
     TOTAL AEROSPACE & DEFENSE                                                                                             1,619,806
                                                                                                                    ________________

   COMMUNICATION & BROADCASTING -- 5.0%
         ALLTEL Corp.                                                                                  779                    50,721
         AT&T Corp.                                                                                  5,925                   117,315
         CenturyTel, Inc.                                                                           11,075                   387,404
         Clear Channel Communications, Inc.                                                          1,243                    40,882
         Comcast Corp. - Class A*                                                                   29,900                   860,522
         Comcast Corp. - Special Class A*                                                            4,795                   140,877
         Discovery Holding Co., Class A*                                                             4,185                    60,431
         Liberty Media Corp. - Class A*                                                             62,350                   501,918
         Meredith Corp.                                                                                105                     5,238
         News Corp. - Class A                                                                       22,576                   351,960
         Time Warner, Inc.*                                                                         75,549                 1,368,192
         Univision Communications, Inc. - Class A*                                                     548                    14,538
         Verizon Communications, Inc.                                                                6,008                   196,402
         Viacom, Inc. - Class B                                                                      3,700                   122,137
                                                                                                                    ________________
     TOTAL COMMUNICATION & BROADCASTING                                                                                    4,218,537
                                                                                                                    ________________

   COMPUTER SERVICES -- 1.4%
         Adobe Systems, Inc.                                                                           154                     4,597
         Affiliated Computer Services, Inc. - Class A*                                                 285                    15,561
         Autodesk, Inc.                                                                                114                     5,294
         Citrix Systems, Inc.*                                                                         101                     2,539
         Computer Associates International, Inc.                                                     1,176                    32,705
         Electronic Data Systems Corp.                                                                 937                    21,026
         EMC Corp.*                                                                                  5,194                    67,210
         Microsoft Corp.                                                                            32,890                   846,259
         NCR Corp.*                                                                                  3,412                   108,877
         Sun Microsystems, Inc.*                                                                     7,303                    28,628
         Unisys Corp.*                                                                                 729                     4,841
                                                                                                                    ________________
     TOTAL COMPUTER SERVICES                                                                                               1,137,537
                                                                                                                    ________________

   CONSUMER DISCRETIONARY -- 0.2%
     CASINO & GAMING -- 0.0%
         Harrah's Entertainment, Inc.                                                                   62                     4,042
                                                                                                                    ________________
     MOVIES & ENTERTAINMENT -- 0.2%
         The Walt Disney Co.                                                                         5,305                   128,009
                                                                                                                    ________________
     TOTAL CONSUMER DISCRETIONARY                                                                                            132,051
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
   CONSUMER PRODUCTS -- 2.6%
         Alberto-Culver Co. - Class B                                                                  199                     8,905
         Avon Products, Inc.                                                                           228                     6,156
         Bausch & Lomb, Inc.                                                                           114                     9,198
         Colgate-Palmolive Co.                                                                       6,598                   348,308
         Eastman Kodak Co.                                                                             633                    15,401
         Estee Lauder Companies, Inc. - Class A                                                      6,900                   240,327
         Fortune Brands, Inc.                                                                           66                     5,368
         Gillette Co.                                                                               14,209                   826,963
         Hasbro, Inc.                                                                                  248                     4,873
         International Flavors & Fragrances, Inc.                                                      125                     4,455
         Kimberly-Clark Corp.                                                                          279                    16,609
         Mattel, Inc.                                                                                  905                    15,095
         Murphy Oil Corp.                                                                              382                    19,050
         Newell Rubbermaid, Inc.                                                                       180                     4,077
         Procter & Gamble Co.                                                                       10,560                   627,898
         Reebok International, Ltd.                                                                    101                     5,714
         The Clorox Co.                                                                                 20                     1,111
         Whirlpool Corp.                                                                               131                     9,926
                                                                                                                    ________________
     TOTAL CONSUMER PRODUCTS                                                                                               2,169,434
                                                                                                                    ________________

   ELECTRIC, GAS, WATER, & UTILITIES -- 2.6%
         AES Corp.*                                                                                    449                     7,377
         Allegheny Energy, Inc.*                                                                       253                     7,772
         Ameren Corp.                                                                                  382                    20,433
         American Electric Power Co., Inc.                                                             913                    36,246
         Calpine Corp.*                                                                              1,155                     2,991
         CenterPoint Energy, Inc.                                                                      395                     5,874
         Cinergy Corp.                                                                                 367                    16,298
         CMS Energy Corp.*                                                                             654                    10,758
         Consolidated Edison, Inc.                                                                     626                    30,392
         Constellation Energy Group                                                                    440                    27,104
         Dominion Resources, Inc.                                                                      720                    62,021
         DTE Energy Co.                                                                                378                    17,335
         Duke Energy Corp.                                                                           2,076                    60,557
         Edison International Co.                                                                      706                    33,380
         Entergy Corp.                                                                                 512                    38,052
         Exelon Corp.                                                                               22,436                 1,198,981
         FirstEnergy Corp.                                                                             836                    43,572
         FPL Group, Inc.                                                                               786                    37,414
         KeySpan Corp.                                                                                 317                    11,659
         Nicor, Inc.                                                                                   135                     5,674
         NiSource, Inc.                                                                                585                    14,186
         Peoples Energy Corp.                                                                          110                     4,332
         PG&E Corp.                                                                                  7,736                   303,638
         Pinnacle West Capital Corp.                                                                   217                     9,565
         PPL Corp.                                                                                     846                    27,351
         Progress Energy, Inc.                                                                         528                    23,628
         Public Service Enterprise Group, Inc.                                                         515                    33,145
         Sempra Energy Co.                                                                             503                    23,671
         TECO Energy, Inc.                                                                             331                     5,965
         The Southern Co.                                                                            1,551                    55,464
         TXU Corp.                                                                                     160                    18,061
         Xcel Energy, Inc.                                                                             813                    15,943
                                                                                                                    ________________
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                               2,208,839
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
   ENTERTAINMENT & LEISURE -- 0.0%
         Brunswick Corp.                                                                               207                     7,810
         International Game Technology                                                                 234                     6,318
                                                                                                                    ________________
     TOTAL ENTERTAINMENT & LEISURE                                                                                            14,128
                                                                                                                    ________________

   FINANCE & INSURANCE -- 15.7%
     FINANCIAL SERVICES -- 3.2%
         AmSouth Bancorp                                                                               753                    19,021
         Bank of New York Co., Inc.                                                                  1,886                    55,467
         CIT Group, Inc.*                                                                              430                    19,427
         Citigroup, Inc.                                                                            28,037                 1,276,244
         Countrywide Financial Corp.                                                                 1,257                    41,456
         E*TRADE Group, Inc.*                                                                          810                    14,256
         First Horizon National Corp.                                                                  286                    10,396
         Franklin Resources, Inc.                                                                      117                     9,823
         Goldman Sachs Group, Inc.                                                                   1,031                   125,349
         H&R Block, Inc.                                                                             7,380                   176,972
         Janus Capital Group, Inc.                                                                     145                     2,095
         Marshall & Ilsley Corp.                                                                       541                    23,539
         MBIA, Inc.                                                                                    348                    21,096
         Moody's Corp.                                                                                 158                     8,071
         National City Corp.                                                                        12,672                   423,752
         Providian Financial Corp.*                                                                  7,438                   131,504
         Prudential Financial, Inc.                                                                  1,199                    81,004
         State Street Corp.                                                                            779                    38,109
         SunTrust Banks, Inc.                                                                          772                    53,615
         Synovus Financial Corp.                                                                       496                    13,749
         T.Rowe Price Group, Inc.                                                                       72                     4,702
         U.S. Bancorp                                                                                4,052                   113,780
                                                                                                                    ________________
                                                                                                                           2,663,427
                                                                                                                    ________________

     INSURANCE - PROPERTY/CASUALTY -- 0.8%
         ACE, Ltd.                                                                                     616                    28,995
         Chubb Corp.                                                                                 5,713                   511,599
         The Progressive Corp.                                                                         115                    12,049
         The St. Paul Cos., Inc.                                                                     1,453                    65,196
         XL Capital, Ltd. - Class A                                                                    366                    24,899
                                                                                                                    ________________
                                                                                                                             642,738
                                                                                                                    ________________

     INSURANCE CARRIERS -- 3.6%
         AFLAC, Inc.                                                                                 1,006                    45,572
         Ambac Financial Group, Inc.                                                                   199                    14,340
         American International Group, Inc.                                                         19,254                 1,192,978
         AON Corp.                                                                                     686                    22,007
         Assurant, Inc.                                                                             12,000                   456,720
         Cincinnati Financial Corp.                                                                    437                    18,306
         Coventry Health Care, Inc.*                                                                 5,000                   430,100
         Hartford Financial Services Group, Inc.                                                       638                    49,234
         Jefferson-Pilot Corp.                                                                         346                    17,705
         Lincoln National Corp.                                                                        480                    24,970
         Loews Corp.                                                                                   305                    28,185
         Marsh & McLennan Cos., Inc.                                                                 1,140                    34,645
         MetLife, Inc.                                                                               1,615                    80,475
         MGIC Investment Corp.                                                                         777                    49,883
         Principal Financial Group, Inc.                                                               664                    31,454
         SAFECO Corp.                                                                                  270                    14,413
         The Allstate Corp.                                                                         10,686                   590,829
         Torchmark Corp.                                                                               204                    10,777
         UnumProvident Corp.                                                                           400                     8,200
                                                                                                                    ________________
                                                                                                                           3,120,793
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.6%
         American Express Co.                                                                        9,282                   533,158
         Capital One Financial Corp.                                                                   592                    47,076
         Fannie Mae                                                                                  2,197                    98,470
         Freddie Mac                                                                                 1,476                    83,335
         Fremont General Corp.                                                                       4,000                    87,320
         Golden West Financial Corp.                                                                 2,674                   158,809
         Huntington Bancshares, Inc.                                                                   390                     8,763
         M&T Bank Corp.                                                                                250                    26,428
         MBNA Corp.                                                                                  2,773                    68,327
         Northern Trust Corp.                                                                          475                    24,011
         SLM Corp.                                                                                     235                    12,605
         Sovereign Bancorp, Inc.                                                                    22,100                   487,084
         Washington Mutual, Inc.                                                                    14,192                   556,610
                                                                                                                    ________________
                                                                                                                           2,191,996
                                                                                                                    ________________

     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 3.1%
         Charles Schwab Corp.                                                                          647                     9,336
         J.P. Morgan Chase & Co.                                                                     8,268                   280,533
         Lehman Brothers Holdings, Inc.                                                                603                    70,237
         Merrill Lynch & Co., Inc.                                                                  18,322                 1,124,055
         Morgan Stanley                                                                             12,380                   667,777
         The Bear Stearns Cos., Inc.                                                                 3,873                   425,062
                                                                                                                    ________________
                                                                                                                           2,577,000
                                                                                                                    ________________

     STATE & NATIONAL BANKS -- 2.4%
         Bank of America Corp.                                                                      24,676                 1,038,860
         BB&T Corp.                                                                                  1,197                    46,743
         Comerica, Inc.                                                                                353                    20,792
         Compass Bancshares, Inc.                                                                      265                    12,145
         Fifth Third Bancorp                                                                         1,212                    44,517
         KeyCorp                                                                                       884                    28,509
         Mellon Financial Corp.                                                                      1,018                    32,545
         North Fork Bancorp, Inc.                                                                   12,060                   307,530
         PNC Financial Services Group                                                                  652                    37,829
         Regions Financial Corp.                                                                     1,009                    31,400
         Wachovia Corp.                                                                              3,577                   170,229
         Wells Fargo & Co.                                                                           3,670                   214,952
         Zions Bancorp                                                                                 122                     8,688
                                                                                                                    ________________
                                                                                                                           1,994,739
                                                                                                                    ________________
     TOTAL FINANCE & INSURANCE                                                                                            13,190,693
                                                                                                                    ________________

   HEALTHCARE -- 4.0%
     HEALTH CARE PROVIDERS & SERVICE -- 0.7%
         Wellpoint, Inc*                                                                             7,830                   593,671
                                                                                                                    ________________
     HEALTHCARE - SERVICES -- 0.4%
         Caremark Rx, Inc.*                                                                          6,590                   329,039
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
     MANAGED HEALTH CARE -- 0.7%
         Aetna, Inc.                                                                                 6,707                   577,741
         CIGNA Corp.                                                                                   245                    28,876
         Humana, Inc.*                                                                                 347                    16,614
                                                                                                                    ________________
                                                                                                                             623,231
                                                                                                                    ________________

     PHARMACEUTICALS -- 2.2%
         Abbott Laboratories                                                                        17,950                   761,080
         Pfizer, Inc.                                                                               37,335                   932,254
         Watson Pharmaceuticals, Inc.*                                                               2,436                    89,182
                                                                                                                    ________________
                                                                                                                           1,782,516
                                                                                                                    ________________
     TOTAL HEALTHCARE                                                                                                      3,328,457
                                                                                                                    ________________

   HOTELS & MOTELS -- 0.1%
         Hilton Hotels Corp.                                                                           221                     4,933
         Marriott International, Inc. - Class A                                                        881                    55,503
         Starwood Hotels & Resorts Worldwide, Inc.                                                     420                    24,011
                                                                                                                    ________________
     TOTAL HOTELS & MOTELS                                                                                                    84,447
                                                                                                                    ________________

   INFORMATION TECHNOLOGY -- 2.2%
     APPLICATION SOFTWARE -- 0.0%
         Compuware Corp.*                                                                              842                     7,999
         Intuit, Inc.*                                                                                 110                     4,929
         Siebel Systems, Inc.                                                                        1,246                    12,871
                                                                                                                    ________________
                                                                                                                              25,799
                                                                                                                    ________________

     COMPUTER HARDWARE -- 0.5%
         International Business Machines Corp.                                                       4,744                   380,564
                                                                                                                    ________________
     COMPUTERS & PERIPHERALS -- 0.0%
         Network Appliance, Inc.*                                                                      220                     5,223
                                                                                                                    ________________
     ELECTRONIC EQUIPMENT & INSTRUCTION -- 0.6%
         Emerson Electric Co.                                                                        7,347                   527,515
                                                                                                                    ________________
     HOME ENTERTAINMENT SOFTWARE -- 0.0%
         Electronic Arts, Inc.*                                                                        662                    37,661
                                                                                                                    ________________
     INTERNET SOFTWARE & SERVICES -- 0.0%
         Novell, Inc.*                                                                                 900                     6,705
         Symantec Corp.*                                                                               993                    22,501
                                                                                                                    ________________
                                                                                                                              29,206
                                                                                                                    ________________

     IT CONSULTING & SERVICES -- 0.2%
         Computer Sciences Corp.*                                                                    3,429                   162,226
                                                                                                                    ________________
     SYSTEMS SOFTWARE -- 0.9%
         Oracle Corp.*                                                                              51,910                   643,165
                                                                                                                    ________________
     TOTAL INFORMATION TECHNOLOGY                                                                                          1,811,359
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
   MANUFACTURING -- 19.5%
     APPAREL -- 0.0%
         Coach, Inc.*                                                                                  350                    10,976
                                                                                                                    ________________
     AUTO PARTS & EQUIPMENT -- 0.3%
         BorgWarner, Inc.                                                                            3,000                   169,380
         Genuine Parts Co.                                                                             345                    14,801
         Johnson Controls, Inc.                                                                        419                    25,999
         The Goodyear Tire & Rubber Co.*                                                                98                     1,528
         Visteon Corp.                                                                                  99                       968
                                                                                                                    ________________
                                                                                                                             212,676
                                                                                                                    ________________

     AUTOMOBILE MANUFACTURERS -- 0.1%
         Ford Motor Co.                                                                              4,436                    43,739
         General Motors Corp.                                                                        1,203                    36,824
         Navistar International Corp.*                                                                 120                     3,892
         PACCAR, Inc.                                                                                  386                    26,206
                                                                                                                    ________________
                                                                                                                             110,661
                                                                                                                    ________________

     BIOTECHNOLOGY -- 1.9%
         Amgen, Inc.*                                                                               11,990                   955,242
         Biogen Idec, Inc.*                                                                            725                    28,623
         Genentech, Inc.*                                                                            7,420                   624,838
         Genzyme Corp.*                                                                                134                     9,600
         Gilead Sciences, Inc.*                                                                        210                    10,240
                                                                                                                    ________________
                                                                                                                           1,628,543
                                                                                                                    ________________

     BUILDING MATERIALS & COMPONENTS -- 0.1%
         Louisiana-Pacific Corp.                                                                       101                     2,797
         Masco Corp.                                                                                   951                    29,177
         Vulcan Materials Co.                                                                          163                    12,096
                                                                                                                    ________________
                                                                                                                              44,070
                                                                                                                    ________________

     CHEMICAL & ALLIED PRODUCTS -- 0.2%
         Air Products & Chemicals, Inc.                                                                570                    31,430
         Ashland, Inc.*                                                                                176                     9,722
         Dow Chemical Co.                                                                            2,121                    88,382
         Eastman Chemical Co.                                                                          164                     7,703
         Engelhard Corp.                                                                               207                     5,777
         PPG Industries, Inc.                                                                          356                    21,072
         Rohm & Haas Co.                                                                               491                    20,195
         Sigma-Aldrich Corp.                                                                            80                     5,125
                                                                                                                    ________________
                                                                                                                             189,406
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
     COMPUTERS & OFFICE EQUIPMENT -- 2.9%
         Apple Computer, Inc.*                                                                       4,416                   236,742
         Cisco Systems, Inc.*                                                                       14,381                   257,851
         Dell, Inc.*                                                                                 1,351                    46,204
         Gateway, Inc.*                                                                                100                       270
         Hewlett-Packard Co.                                                                        19,554                   570,977
         Intel Corp.                                                                                25,082                   618,271
         Lexmark International Group, Inc. - Class A*                                                   89                     5,433
         QLogic Corp.*                                                                                  49                     1,676
         Xerox Corp.*                                                                               47,020                   641,823
                                                                                                                    ________________
                                                                                                                           2,379,247
                                                                                                                    ________________

     CONTAINERS & PACKAGING -- 0.0%
         Ball Corp.                                                                                     82                     3,013
         Bemis Co., Inc.                                                                               355                     8,769
         Pactiv Corp.*                                                                                  81                     1,419
         Sealed Air Corp.*                                                                             125                     5,933
                                                                                                                    ________________
                                                                                                                              19,134
                                                                                                                    ________________

     DIVERSIFIED MANUFACTURING INDUSTRIES -- 2.3%
         3M Co.                                                                                      5,280                   387,341
         Cooper Industries, Ltd. - Class A                                                             246                    17,008
         Honeywell International, Inc.                                                              12,665                   474,938
         Illinois Tool Works, Inc.                                                                   4,267                   351,302
         Ingersoll Rand Co.                                                                            744                    28,443
         ITT Industries, Inc.                                                                          203                    23,061
         Textron, Inc.                                                                                 298                    21,373
         Tyco International, Ltd.                                                                   21,464                   597,772
                                                                                                                    ________________
                                                                                                                           1,901,238
                                                                                                                    ________________

     ELECTRONIC COMPONENTS & EQUIPMENT -- 0.2%
         Agilent Technologies, Inc.*                                                                 1,174                    38,449
         Applera Corp. - Applied Biosystems Group                                                      422                     9,807
         KLA-Tencor Corp.*                                                                             425                    20,723
         Molex, Inc.                                                                                   404                    10,779
         Parker Hannifin Corp.                                                                         314                    20,193
         PerkinElmer, Inc.                                                                             222                     4,522
         Rockwell Automation, Inc.                                                                      67                     3,544
         Sanmina-SCI Corp.*                                                                          1,282                     5,500
         Solectron Corp.*                                                                            2,198                     8,594
         Tektronix, Inc.                                                                               117                     2,952
         Teradyne, Inc.*                                                                               400                     6,600
                                                                                                                    ________________
                                                                                                                             131,663
                                                                                                                    ________________

     FOOD & BEVERAGE -- 1.1%
         Anheuser-Busch Cos., Inc.                                                                     410                    17,646
         Archer Daniels Midland Co.                                                                  1,419                    34,993
         Campbell Soup Co.                                                                              50                     1,488
         Coca-Cola Co.                                                                               1,320                    57,011
         Coca-Cola Enterprises, Inc.                                                                 1,017                    19,832
         ConAgra Foods, Inc.                                                                         1,295                    32,051
         Constellation Brands, Inc.*                                                                   500                    13,000
         General Mills, Inc.                                                                           210                    10,122
         Hershey Foods Corp.                                                                            70                     3,942
         HJ Heinz Co.                                                                                   55                     2,010
         Kellogg Co.                                                                                   295                    13,608
         McCormick & Co., Inc.                                                                          34                     1,109
         Molson Coors Brewing Co. - Class B                                                            190                    12,162
         Pepsi Bottling Group, Inc.                                                                     45                     1,285
         PepsiCo, Inc.                                                                              12,139                   688,402
         Sara Lee Corp.                                                                                425                     8,054
         Tyson Foods, Inc. - Class A                                                                   443                     7,996
         Wm. Wrigley Jr., Co.                                                                          177                    12,723
                                                                                                                    ________________
                                                                                                                             937,434
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
     FURNITURE -- 0.0%
         Leggett & Platt, Inc.                                                                         415                     8,383
                                                                                                                    ________________
     GENERAL CONSTRUCTION - SINGLE HOMES -- 0.8%
         Centex Corp.                                                                                  357                    23,055
         D.R. Horton, Inc.                                                                             700                    25,354
         KB Home Co.                                                                                   221                    16,177
         NVR, Inc.*                                                                                    200                   176,990
         Pulte Corp.                                                                                10,384                   445,681
                                                                                                                    ________________
                                                                                                                             687,257
                                                                                                                    ________________

     HAND HELD TOOLS -- 0.0%
         Black & Decker Corp.                                                                           75                     6,157
         The Stanley Works                                                                              95                     4,435
                                                                                                                    ________________
                                                                                                                              10,592
                                                                                                                    ________________

     LUMBER & WOOD PRODUCTS -- 0.0%
         Plum Creek Timber Co., Inc.                                                                   440                    16,680
                                                                                                                    ________________
     MACHINERY & HEAVY EQUIPMENT -- 0.2%
         Baker Hughes, Inc.                                                                            210                    12,533
         Caterpillar, Inc.                                                                           1,992                   117,030
         Cummins, Inc.                                                                                 102                     8,975
         Deere & Co.                                                                                   607                    37,148
                                                                                                                    ________________
                                                                                                                             175,686
                                                                                                                    ________________
     MEDICAL EQUIPMENT & SUPPLIES -- 0.2%
         Boston Scientific Corp.*                                                                      450                    10,517
         Respironics, Inc.*                                                                          3,600                   151,848
         Zimmer Holdings, Inc.*                                                                         99                     6,820
                                                                                                                    ________________
                                                                                                                             169,185
                                                                                                                    ________________

     MEDICAL PRODUCTS -- 0.5%
         Baxter International, Inc.                                                                    303                    12,081
         Becton, Dickinson, & Co.                                                                      100                     5,243
         Biomet, Inc.                                                                                  139                     4,825
         Stryker Corp.                                                                               8,021                   396,478
                                                                                                                    ________________
                                                                                                                             418,627
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
     METAL PRODUCTS -- 0.1%
         Alcoa, Inc.                                                                                 2,084                    50,891
         Nucor Corp.                                                                                   352                    20,764
         United States Steel Corp.                                                                     286                    12,112
                                                                                                                    ________________
                                                                                                                              83,767
                                                                                                                    ________________

     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 1.8%
         American Power Conversion Corp.                                                               590                    15,281
         General Electric Co.                                                                       44,698                 1,504,981
         Jabil Circuit, Inc.*                                                                          294                     9,090
         Thermo Electron Corp.*                                                                        310                     9,579
                                                                                                                    ________________
                                                                                                                           1,538,931
                                                                                                                    ________________

     MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.0%
         Dover Corp.                                                                                   466                    19,008
                                                                                                                    ________________
     MISC. MANUFACTURING INDUSTRIES -- 1.0%
         Cintas Corp.                                                                                  248                    10,180
         Dana Corp.                                                                                    291                     2,738
         Danaher Corp.                                                                                 109                     5,867
         E.I. DuPont de Nemours & Co.                                                               13,825                   541,525
         Eaton Corp.                                                                                   294                    18,684
         Monsanto Co.                                                                                  643                    40,348
         Pall Corp.                                                                                    300                     8,250
         SPX Corp.                                                                                   5,000                   229,750
         Temple-Inland, Inc.                                                                           344                    14,052
                                                                                                                    ________________
                                                                                                                             871,394
                                                                                                                    ________________

     MOTORCYCLES, BICYCLES, & PARTS -- 0.0%
         Harley-Davidson, Inc.                                                                         143                     6,927
                                                                                                                    ________________
     PAPER & FOREST PRODUCTS -- 0.1%
         Georgia-Pacific Corp.                                                                         477                    16,247
         International Paper Co.                                                                     1,047                    31,201
         MeadWestvaco Corp.                                                                            590                    16,296
         Weyerhaeuser Co.                                                                              515                    35,406
                                                                                                                    ________________
                                                                                                                              99,150
                                                                                                                    ________________

     PHARMACEUTICAL PREPARATIONS -- 2.7%
         Allergan, Inc.                                                                                 20                     1,832
         Bristol-Myers Squibb Co.                                                                    3,860                    92,872
         Chiron Corp.*                                                                                 397                    17,317
         Eli Lilly & Co.                                                                             9,248                   494,953
         Forest Laboratories, Inc.*                                                                    104                     4,053
         Johnson & Johnson                                                                          20,560                 1,301,036
         King Pharmaceuticals, Inc.*                                                                   524                     8,059
         Merck & Co., Inc.                                                                           1,210                    32,924
         Mylan Laboratories, Inc.                                                                      600                    11,556
         Schering-Plough Corp.                                                                         930                    19,577
         Waters Corp.*                                                                                  67                     2,787
         Wyeth                                                                                       4,125                   190,864
                                                                                                                    ________________
                                                                                                                           2,177,830
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.7%
         C.R. Bard, Inc.                                                                                92                     6,075
         Guidant Corp.                                                                                 173                    11,918
         Medtronic, Inc.                                                                            11,005                   590,088
         St. Jude Medical, Inc.*                                                                       197                     9,220
                                                                                                                    ________________
                                                                                                                             617,301
                                                                                                                    ________________

     SEMICONDUCTORS -- 0.9%
         Advanced Micro Devices, Inc.*                                                                 873                    22,000
         Altera Corp.*                                                                                 203                     3,879
         Analog Devices, Inc.                                                                          207                     7,688
         Applied Materials, Inc.                                                                    14,479                   245,564
         Applied Micro Circuits Corp.*                                                                 100                       300
         Broadcom Corp. - Class A*                                                                     178                     8,350
         Freescale Semiconductor, inc.*                                                                849                    20,019
         Linear Technology Corp.                                                                       229                     8,608
         LSI Logic Corp.*                                                                              822                     8,097
         Maxim Integrated Products, Inc.                                                             7,719                   329,215
         Micron Technology, Inc.*                                                                    1,328                    17,662
         National Semiconductor Corp.                                                                  203                     5,339
         Novellus Systems, Inc.*                                                                       294                     7,374
         NVIDIA Corp.*                                                                                 197                     6,753
         Texas Instruments, Inc.                                                                       945                    32,036
         Xilinx, Inc.                                                                                  189                     5,264
                                                                                                                    ________________
                                                                                                                             728,148
                                                                                                                    ________________

     TELECOMMUNICATIONS EQUIPMENT -- 1.3%
         ADC Telecommunications, Inc.*                                                                 252                     5,761
         Andrew Corp.*                                                                                 288                     3,211
         Avaya, Inc.*                                                                                  340                     3,502
         CIENA Corp.*                                                                                1,257                     3,318
         Citizens Communications Co.                                                                   390                     5,285
         Comverse Technology, Inc.*                                                                    430                    11,296
         Corning, Inc.*                                                                                729                    14,092
         JDS Uniphase Corp.*                                                                         3,650                     8,103
         Juniper Networks, Inc.*                                                                    13,679                   325,423
         Lucent Technologies, Inc.*                                                                  2,425                     7,881
         Motorola, Inc.                                                                              5,287                   116,790
         QUALCOMM, Inc.                                                                              8,691                   388,922
         Research in Motion, Ltd.*                                                                   3,000                   205,200
         Tellabs, Inc.*                                                                              1,084                    11,404
                                                                                                                    ________________
                                                                                                                           1,110,188
                                                                                                                    ________________

     TOBACCO -- 0.1%
         Altria Group, Inc.                                                                          1,180                    86,978
         Reynolds American, Inc.                                                                       264                    21,917
         UST, Inc.                                                                                      91                     3,809
                                                                                                                    ________________
                                                                                                                             112,704
                                                                                                                    ________________

     TRANSPORTATION EQUIPMENT -- 0.0%
         Delphi Corp.                                                                                1,310                     3,616
                                                                                                                    ________________
     TOTAL MANUFACTURING                                                                                                  16,420,422
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
   MINING -- 0.1%
         Freeport-McMoRan Copper & Gold, Inc. - Class B                                                219                    10,641
         Newmont Mining Corp.                                                                          885                    41,745
         Phelps Dodge Corp.                                                                            177                    22,998
                                                                                                                    ________________
     TOTAL MINING                                                                                                             75,384
                                                                                                                    ________________

   OIL & GAS -- 6.9%
     CRUDE PETROLEUM & NATURAL GAS -- 0.2%
         Marathon Oil Corp.                                                                            841                    57,970
         Occidental Petroleum Corp.                                                                    837                    71,505
         Praxair, Inc.                                                                                 141                     6,758
         Sunoco, Inc.                                                                                   86                     6,725
                                                                                                                    ________________
                                                                                                                             142,958
                                                                                                                    ________________

     DRILLING OIL & GAS WELLS -- 0.1%
         Nabors Industries, Ltd.*                                                                      325                    23,345
         Noble Corp.                                                                                   356                    24,372
         Rowan Cos., Inc.                                                                              280                     9,937
         Transocean, Inc.*                                                                             677                    41,507
                                                                                                                    ________________
                                                                                                                              99,161
                                                                                                                    ________________

     OIL & GAS EXPLORATION -- 6.1%
         Amerada Hess Corp.                                                                            198                    27,225
         Anadarko Petroleum Corp.                                                                      561                    53,716
         Apache Corp.                                                                                8,896                   669,157
         Burlington Resources, Inc.                                                                    870                    70,748
         ChevronTexaco Corp.                                                                        15,729                 1,018,138
         ConocoPhillips                                                                             24,362                 1,703,148
         Devon Energy Corp.                                                                         11,553                   792,998
         EOG Resources, Inc.                                                                           138                    10,336
         Exxon Mobil Corp.                                                                           3,686                   234,208
         Kerr-McGee Corp.                                                                              261                    25,346
         Valero Energy Corp.                                                                         4,280                   483,897
         XTO Energy, Inc.                                                                              226                    10,242
                                                                                                                    ________________
                                                                                                                           5,099,159
                                                                                                                    ________________

     OIL FIELD MACHINERY & EQUIPMENT -- 0.0%
         National Oilwell, Inc.*                                                                       350                    23,030
                                                                                                                    ________________
     PIPELINES -- 0.5%
         Dynegy, Inc.*                                                                                 720                     3,391
         El Paso Corp.                                                                               1,442                    20,044
         Kinder Morgan, Inc.                                                                            67                     6,443
         The Williams Cos., Inc.                                                                    15,804                   395,890
                                                                                                                    ________________
                                                                                                                             425,768
                                                                                                                    ________________
     TOTAL OIL & GAS                                                                                                       5,790,076
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
   REAL ESTATE INVESTMENT TRUSTS -- 0.2%
         Apartment Investment & Management Co. - Class A                                               230                     8,919
         Archstone-Smith Trust                                                                         410                    16,347
         Equity Office Properties Trust                                                              1,046                    34,215
         Equity Residential Properties Trust                                                           771                    29,182
         ProLogis                                                                                      394                    17,458
         Public Storage, Inc.                                                                           57                     3,819
         Simon Property Group, Inc.                                                                     81                     6,004
         Vornado Realty Trust                                                                          290                    25,120
                                                                                                                    ________________
     TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                                     141,064
                                                                                                                    ________________

   SERVICES -- 9.5%
     ADVERTISING -- 0.5%
         Omnicom Group, Inc.                                                                         4,919                   411,376
         The Interpublic Group of Cos., Inc.*                                                          912                    10,616
                                                                                                                    ________________
                                                                                                                             421,992
                                                                                                                    ________________

     BUSINESS SERVICES -- 2.1%
         Automatic Data Processing, Inc.                                                               319                    13,730
         Avery Dennison Corp.                                                                           20                     1,048
         BMC Software, Inc.*                                                                           427                     9,010
         Cendant Corp.                                                                              43,018                   887,892
         Convergys Corp.*                                                                              511                     7,343
         Equifax, Inc.                                                                                 160                     5,590
         First Data Corp.                                                                           10,302                   412,080
         Fiserv, Inc.*                                                                                 425                    19,495
         Paychex, Inc.                                                                               9,328                   345,882
         R.R. Donnelley, & Sons Co.                                                                    413                    15,310
         Robert Half International, Inc.*                                                               19                       676
                                                                                                                    ________________
                                                                                                                           1,718,056
                                                                                                                    ________________

     COMMERCIAL SERVICES -- 0.0%
         Monster Worldwide, Inc.*                                                                      175                     5,374
         Sabre Holdings Corp. - Class A                                                                242                     4,908
                                                                                                                    ________________
                                                                                                                              10,282
                                                                                                                    ________________

     CRUISE LINES -- 0.3%
         Carnival Corp.                                                                              5,161                   257,947
                                                                                                                    ________________
     EDUCATIONAL SERVICES -- 0.7%
         Apollo Group, Inc. - Class A*                                                               3,603                   239,203
         Career Education Corp.*                                                                    10,930                   388,671
                                                                                                                    ________________
                                                                                                                             627,874
                                                                                                                    ________________

     INTERNET SERVICES -- 0.6%
         eBay, Inc.*                                                                                10,490                   432,188
         Qwest Communications International, Inc.*                                                     990                     4,059
         Yahoo!, Inc.*                                                                                 772                    26,124
                                                                                                                    ________________
                                                                                                                             462,371
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
     MEDICAL & HEALTH SERVICES -- 1.1%
         Cardinal Health, Inc.                                                                       1,005                    63,757
         Express Scripts, Inc. - Class A*                                                              120                     7,464
         Fisher Scientific International, Inc.*                                                        340                    21,097
         HCA, Inc.                                                                                  10,720                   513,702
         Health Management Associates, Inc.                                                            480                    11,266
         Laboratory Corp. of America Holdings*                                                         190                     9,255
         Manor Care, Inc.                                                                              250                     9,603
         McKesson Corp.                                                                                721                    34,211
         Medco Health Solutions, Inc.*                                                                 592                    32,459
         PacifiCare Health Systems, Inc.*                                                            2,400                   191,472
         Quest Diagnostic, Inc.*                                                                        10                       505
         Tenet Healthcare Corp.*                                                                     1,013                    11,376
         UnitedHealth Group, Inc.                                                                      750                    42,150
                                                                                                                    ________________
                                                                                                                             948,317
                                                                                                                    ________________

     OIL & GAS FIELD SERVICES -- 2.1%
         BJ Services Co.*                                                                              110                     3,959
         Halliburton Co.                                                                            11,519                   789,282
         Schlumberger, Ltd.                                                                         10,578                   892,571
         Weatherford International, Inc.*                                                              300                    20,598
                                                                                                                    ________________
                                                                                                                           1,706,410
                                                                                                                    ________________

     PRINTING & PUBLISHING -- 0.6%
         Gannett Co., Inc.                                                                           6,288                   432,803
         Knight-Ridder, Inc.                                                                           115                     6,748
         The McGraw-Hill Cos., Inc.                                                                    282                    13,547
         The New York Times Co.                                                                        250                     7,438
         Tribune Co.                                                                                   692                    23,452
                                                                                                                    ________________
                                                                                                                             483,988
                                                                                                                    ________________

     SANITARY SERVICES -- 0.2%
         Allied Waste Industries, Inc.*                                                                513                     4,335
         Republic Services, Inc.                                                                     3,600                   127,044
         Waste Management, Inc.                                                                      1,372                    39,253
                                                                                                                    ________________
                                                                                                                             170,632
                                                                                                                    ________________

     TELECOMMUNICATIONS SERVICES -- 1.3%
         BellSouth Corp.                                                                             4,162                   109,461
         SBC Communications, Inc.                                                                    7,152                   171,433
         Scientific-Atlanta, Inc.                                                                      336                    12,603
         Sprint Corp.                                                                               35,181                   836,604
                                                                                                                    ________________
                                                                                                                           1,130,101
                                                                                                                    ________________

     TRANSPORTATION -- 0.0%
         Ryder Systems, Inc.                                                                           235                     8,042
                                                                                                                    ________________
     TOTAL SERVICES                                                                                                        7,946,012
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
   TRANSPORTATION -- 1.0%
     AIR TRANSPORTATION -- 0.0%
         Southwest Airlines Co.                                                                      1,809                    26,864
                                                                                                                    ________________
     MARINE -- 0.1%
         Overseas Shipholding Group, Inc.                                                            1,800                   104,994
                                                                                                                    ________________
     RAILROADS -- 0.4%
         Burlington Northern Santa Fe Corp.                                                          3,616                   216,237
         CSX Corp.                                                                                     473                    21,985
         Norfolk Southern Corp.                                                                        859                    34,841
         Union Pacific Corp.                                                                           523                    37,499
                                                                                                                    ________________
                                                                                                                             310,562
                                                                                                                    ________________

     TRANSPORTATION- SHIPPING -- 0.5%
         FedEx Corp.                                                                                   644                    56,112
         United Parcel Service, Inc. - Class B                                                       5,225                   361,204
                                                                                                                    ________________
                                                                                                                             417,316
                                                                                                                    ________________
     TOTAL TRANSPORTATION                                                                                                    859,736
                                                                                                                    ________________

   WHOLESALE & RETAIL TRADE -- 7.1%
     ELECTRONIC APPARATUS -- 0.0%
         RadioShack Corp.                                                                               85                     2,108
                                                                                                                    ________________
     MISCELLANEOUS RETAIL STORES -- 0.0%
         Best Buy Co., Inc.                                                                            183                     7,966
         Circuit City Stores, Inc.                                                                     391                     6,710
         Dollar General Corp.                                                                          105                     1,926
         Family Dollar Stores, Inc.                                                                    244                     4,848
                                                                                                                    ________________
                                                                                                                              21,450
                                                                                                                    ________________

     RETAIL - WOMEN'S CLOTHING STORES -- 0.0%
         Jones Apparel Group, Inc.                                                                     307                     8,750
         Liz Claiborne, Inc.                                                                           206                     8,100
                                                                                                                    ________________
                                                                                                                              16,850
                                                                                                                    ________________

     RETAIL APPAREL & ACCESSORY STORES -- 0.4%
         Nike, Inc. - Class B                                                                        3,687                   301,154
         The TJX Cos., Inc.                                                                            246                     5,038
         VF Corp.                                                                                      236                    13,681
                                                                                                                    ________________
                                                                                                                             319,873
                                                                                                                    ________________

     RETAIL BUILDING MATERIALS -- 0.0%
         Lowe's Cos., Inc.                                                                             494                    31,814
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
     RETAIL DEPARTMENT STORES -- 1.1%
         Dillard's, Inc. - Class A                                                                     100                     2,088
         Federated Department Stores, Inc.                                                           2,216                   148,184
         J.C. Penney Co., Inc.                                                                         568                    26,935
         Kohl's Corp.*                                                                               8,372                   420,107
         Nordstrom, Inc.                                                                               148                     5,079
         Sears Holdings Corp.*                                                                         227                    28,243
         Target Corp.                                                                                  455                    23,628
         Wal-Mart Stores, Inc.                                                                       5,865                   257,004
                                                                                                                    ________________
                                                                                                                             911,268
                                                                                                                    ________________

     RETAIL EATING & DRINKING PLACES -- 1.2%
         Darden Restaurants, Inc.                                                                      161                     4,890
         McDonald's Corp.                                                                           20,848                   698,199
         Starbucks Corp.*                                                                              327                    16,383
         Wendy's International, Inc.                                                                   232                    10,475
         Yum! Brands, Inc.                                                                           6,280                   304,015
                                                                                                                    ________________
                                                                                                                           1,033,962
                                                                                                                    ________________

     RETAIL GROCERY STORES -- 0.3%
         Albertson's, Inc.                                                                             720                    18,468
         Kroger Co.                                                                                  1,745                    35,930
         Safeway, Inc.*                                                                              9,006                   230,554
                                                                                                                    ________________
                                                                                                                             284,952
                                                                                                                    ________________

     RETAIL MERCHANDISING -- 1.4%
         Bed Bath & Beyond, Inc.*                                                                    9,729                   390,911
         CVS Corp.                                                                                  23,038                   668,331
         Limited Brands, Inc.                                                                          215                     4,392
         The Gap, Inc.                                                                               1,670                    29,108
         Walgreen Co.                                                                                  559                    24,289
                                                                                                                    ________________
                                                                                                                           1,117,031
                                                                                                                    ________________

     SPECIALTY RETAIL STORES -- 1.7%
         AutoNation, Inc.*                                                                           6,773                   135,257
         AutoZone, Inc.*                                                                             1,600                   133,200
         Office Depot, Inc.*                                                                        13,560                   402,732
         Officemax, Inc.                                                                               309                     9,786
         Pitney Bowes, Inc.                                                                         13,234                   552,387
         Staples, Inc.                                                                                 375                     7,995
         The Home Depot, Inc.                                                                        1,724                    65,753
         Tiffany & Co.                                                                                 303                    12,050
                                                                                                                    ________________
                                                                                                                           1,319,160
                                                                                                                    ________________

     WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.0%
         SUPERVALU, Inc.                                                                               242                     7,531
                                                                                                                    ________________
     WHOLESALE - INDUSTRIAL SUPPLIES -- 0.2%
         The Sherwin-Williams Co.                                                                    4,600                   202,722
                                                                                                                    ________________
     WHOLESALE MISCELLANEOUS -- 0.1%
         Costco Wholesale Corp.*                                                                     1,132                    48,778
         Sysco Corp.                                                                                   496                    15,560
                                                                                                                    ________________
                                                                                                                              64,338
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Large-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
     WHOLESALE-DRUGS -- 0.7%
         AmerisourceBergen Corp.                                                                     7,509                   580,445
                                                                                                                    ________________
     WHOLSALE - MACHINERY EQUIPMENT -- 0.0%
         W.W. Grainger, Inc.                                                                           203                    12,773
                                                                                                                    ________________
     TOTAL WHOLESALE & RETAIL TRADE                                                                                        5,926,277
                                                                                                                    ________________
     TOTAL COMMON STOCK
       (Cost $56,902,932)                                                                                                 67,074,259
                                                                                                                    ________________
EXCHANGE TRADED FUNDS -- 18.7%
         iShares Russell 1000 Value Index Fund                                                     227,237                15,647,540
                                                                                                                    ________________

     TOTAL EXCHANGE TRADED FUNDS
       (Cost $14,473,773)                                                                                                 15,647,540
                                                                                                                    ________________
SHORT-TERM INVESTMENTS -- 1.3%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                       562,224                   562,224
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                       562,223                   562,223
                                                                                                                    ________________
TOTAL SHORT-TERM INVESTMENTS
       (Cost $1,124,447)                                                                                                   1,124,447
                                                                                                                    ________________


TOTAL INVESTMENTS -- 100.0%
     (Cost $72,501,152) +                                                                                           $     83,846,246
                                                                                                                    ================

----------
*        Non-income producing security.
+ The cost for Federal income tax purposes was $72,897,552. At September 30, 2005 net unrealized appreciation was $10,948,694. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,872,306 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $923,612.
(1)      Formerly the Wilmington Large Cap Strategic Allocation Fund.

WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----
COMMON STOCK -- 71.0%
   AEROSPACE & DEFENSE -- 1.8%
         Alliant Techsystems, Inc.*                                                                    216         $          16,124
         Northrop Grumman Corp.                                                                      2,560                   139,136
         Rockwell Collins, Inc.                                                                     12,050                   582,256
                                                                                                                    ________________
     TOTAL AEROSPACE & DEFENSE                                                                                               737,516
                                                                                                                    ________________

   COMMUNICATION & BROADCASTING -- 3.8%
         ALLTEL Corp.                                                                                3,130                   203,794
         Belo Corp. - Class A                                                                          637                    14,562
         CenturyTel, Inc.                                                                            5,450                   190,641
         Cincinnati Bell, Inc.*                                                                      1,358                     5,989
         Emmis Communications Corp. - Class A*                                                         225                     4,970
         Entercom Communications Corp.*                                                                280                     8,845
         Insight Communications Co., Inc.*                                                          10,590                   123,162
         Macrovision Corp.*                                                                            276                     5,272
         Media General, Inc. - Class A                                                                 141                     8,179
         Nextel Partners, Inc. - Class B*                                                           17,900                   449,290
         Telephone & Data Systems, Inc.                                                                629                    24,531
         Westwood One, Inc.*                                                                           410                     8,155
         XM Satellite Radio Holdings, Inc.*                                                         13,400                   481,194
                                                                                                                    ________________
     TOTAL COMMUNICATION & BROADCASTING                                                                                    1,528,584
                                                                                                                    ________________

   COMPUTER SERVICES -- 3.9%
         3Com Corp.*                                                                                 2,109                     8,605
         Anteon International Corp.*                                                                   190                     8,124
         Autodesk, Inc.                                                                             10,200                   473,689
         Cadence Design Systems, Inc.*                                                               1,604                    25,921
         Ceridian Corp.*                                                                               931                    19,318
         Cognizant Technology Solutions Corp.*                                                         819                    38,157
         Cognos, Inc.*                                                                               8,400                   327,012
         DST Systems, Inc.*                                                                            447                    24,509
         FactSet Research Systems, Inc.                                                              5,960                   210,030
         GTECH Holdings Corp.                                                                          715                    22,923
         Jack Henry & Associates, Inc.                                                                 520                    10,088
         Logitech International SA, ADR*                                                             3,700                   150,775
         McAfee, Inc.*                                                                                 953                    29,943
         MICROS Systems, Inc.*                                                                       3,250                   142,188
         Polycom, Inc.*                                                                                548                     8,861
         Sybase, Inc.*                                                                                 536                    12,553
         Tech Data Corp.*                                                                              327                    12,004
         The BISYS Group, Inc.*                                                                        673                     9,038
         The Reynolds & Reynolds Co. - Class A                                                         362                     9,922
         Transaction Systems Architects, Inc.*                                                         222                     6,183
                                                                                                                    ________________
     TOTAL COMPUTER SERVICES                                                                                               1,549,843
                                                                                                                    ________________

   CONSUMER PRODUCTS -- 0.6%
         American Greetings Corp. - Class A*                                                           389                    10,659
         Blyth, Inc.                                                                                   235                     5,238
         Church and Dwight Co., Inc.                                                                   354                    13,077
         Energizer Holdings, Inc.*                                                                     409                    23,190
         Newell Rubbermaid, Inc.                                                                     7,455                   168,856
         Rent-A-Center, Inc.*                                                                          427                     8,245
         The Scotts Miracle - Gro Co. - Class A*                                                       166                    14,596
         Tupperware Corp.                                                                              325                     7,404
                                                                                                                    ________________
     TOTAL CONSUMER PRODUCTS                                                                                                 251,265
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----

   ELECTRIC, GAS, WATER, & UTILITIES -- 1.1%
         AGL Resources, Inc.                                                                           493                    18,295
         Alliant Energy Corp.                                                                          692                    20,158
         Aqua America, Inc.                                                                            573                    21,785
         Aquila, Inc.*                                                                               2,212                     8,760
         Black Hills Corp.                                                                             199                     8,631
         DPL, Inc.                                                                                     751                    20,878
         Duquesne Light Holdings, Inc.                                                                 426                     7,331
         Energy East Corp.                                                                             880                    22,167
         Equitable Resources, Inc.                                                                     722                    28,201
         Great Plains Energy, Inc.                                                                     420                    12,562
         Hawaiian Electric Industries, Inc.                                                            449                    12,518
         Idacorp, Inc.                                                                                 240                     7,231
         MDU Resources Group, Inc.                                                                     704                    25,098
         Northeast Utilities Co.                                                                       716                    14,284
         NStar                                                                                         598                    17,294
         OGE Energy Corp.                                                                              498                    13,994
         ONEOK, Inc.                                                                                   600                    20,412
         Pepco Holdings, Inc.                                                                        1,110                    25,830
         PNM Resources, Inc.                                                                           401                    11,497
         Puget Energy, Inc.                                                                            558                    13,102
         SCANA Corp.                                                                                   671                    28,343
         Sierra Pacific Resources Corp.*                                                             1,101                    16,350
         Vectren Corp.                                                                                 428                    12,134
         Westar Energy, Inc.                                                                           481                    11,607
         WGL Holdings, Inc.                                                                            275                     8,836
         Wind River Systems, Inc.*                                                                     466                     6,025
         Wisconsin Energy Corp.                                                                        695                    27,744
         WPS Resources Corp.                                                                           211                    12,196
                                                                                                                    ________________
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                                 453,263
                                                                                                                    ________________

   ENTERTAINMENT & LEISURE -- 0.0%
         International Speedway Corp. - Class A                                                        243                    12,750
                                                                                                                    ________________
     TOTAL ENTERTAINMENT & LEISURE                                                                                            12,750
                                                                                                                    ________________

   FINANCE & INSURANCE -- 8.4%
     FINANCIAL SERVICES -- 2.7%
         Deluxe Corp.                                                                                  280                    11,245
         Eaton Vance Corp.                                                                             799                    19,831
         Investors Financial Services Corp.                                                          6,417                   211,119
         Jefferies Group, Inc.                                                                         319                    13,892
         Leucadia National Corp.                                                                       496                    21,378
         MoneyGram International, Inc.*                                                                492                    10,681
         Raymond James Financial, Inc.                                                                 391                    12,559
         SEI Investments Co.                                                                         5,821                   218,752
         State Street Corp.                                                                          2,740                   134,041
         T.Rowe Price Group, Inc.                                                                    6,400                   417,919
                                                                                                                    ________________
                                                                                                                           1,071,417
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----
     INSURANCE - PROPERTY/CASUALTY -- 1.2%
         CNA Financial Corp.*                                                                        6,585                   196,694
         Fidelity National Financial, Inc.                                                           1,036                    46,123
         First American Corp.                                                                          574                    26,215
         Ohio Casualty Corp.*                                                                          350                     9,492
         The St. Paul Cos., Inc.                                                                     4,050                   181,724
         W.R. Berkley Corp.                                                                            700                    27,636
                                                                                                                    ________________
                                                                                                                             487,884
                                                                                                                    ________________

     INSURANCE AGENTS, BROKERS, & SERVICES -- 0.4%
         Erie Indemnity Co.                                                                          2,910                   153,503
                                                                                                                    ________________
     INSURANCE CARRIERS -- 1.6%
         Allmerica Financial Corp.*                                                                    296                    12,177
         AmerUs Group Co.                                                                              227                    13,023
         Arthur J. Gallagher & Co.                                                                     519                    14,952
         Brown & Brown, Inc.                                                                           384                    19,081
         Everest Re Group, Ltd.                                                                        337                    32,992
         HCC Insurance Holdings, Inc.                                                                  614                    17,517
         Horace Mann Educators Corp.                                                                   243                     4,807
         Old Republic International Corp.                                                            1,084                    28,910
         PartnerRe, Ltd.                                                                             2,965                   189,908
         Protective Life Corp.                                                                         409                    16,843
         Radian Group, Inc.                                                                            508                    26,975
         StanCorp Financial Group, Inc.                                                                167                    14,061
         The PMI Group, Inc.                                                                           577                    23,005
         Torchmark Corp.                                                                             4,100                   216,603
         Unitrin, Inc.                                                                                 280                    13,289
                                                                                                                    ________________
                                                                                                                             644,143
                                                                                                                    ________________

     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 0.2%
         AmeriCredit Corp.*                                                                            924                    22,056
         Independence Community Bank Corp.                                                             473                    16,125
         New York Community Bancorp, Inc.                                                            1,446                    23,714
         Washington Federal, Inc.                                                                      526                    11,867
         Webster Financial Corp.                                                                       301                    13,533
                                                                                                                    ________________
                                                                                                                              87,295
                                                                                                                    ________________

     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 1.1%
         A.G. Edwards, Inc.                                                                          4,267                   186,937
         Federal Agricultural Mortgage Corp.                                                         7,240                   176,222
         Labranche & Co., Inc.                                                                         343                     2,981
         Legg Mason, Inc.                                                                              676                    74,150
         Waddell & Reed Financial, Inc. - Class A                                                      466                     9,022
                                                                                                                    ________________
                                                                                                                             449,312
                                                                                                                    ________________

     STATE & NATIONAL BANKS -- 1.2%
         Associated Banc-Corp.                                                                         765                    23,317
         Astoria Financial Corp.                                                                       543                    14,346
         Bank of Hawaii Corp.                                                                          338                    16,636
         City National Corp.                                                                           252                    17,663
         Comerica, Inc.                                                                              3,990                   235,010
         Commerce Bancorp, Inc.                                                                        946                    29,033
         Cullen/Frost Bankers, Inc.                                                                    291                    14,358



WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----

         Firstmerit Corp.                                                                              507                    13,583
         Greater Bay Bancorp                                                                           287                     7,072
         Mercantile Bankshares Corp.                                                                   490                    26,401
         SVB Financial Group*                                                                          203                     9,874
         TCF Financial Corp.                                                                           733                    19,608
         Texas Regional Bancshares, Inc.                                                               240                     6,910
         The Colonial BancGroup, Inc.                                                                  919                    20,586
         Westamerica Bancorp                                                                           186                     9,607
         Wilmington Trust Corp.                                                                        373                    13,596
                                                                                                                    ________________
                                                                                                                             477,600
                                                                                                                    ________________
     TOTAL FINANCE & INSURANCE                                                                                             3,371,154
                                                                                                                    ________________

   INFORMATION TECHNOLOGY -- 1.8%
     APPLICATION SOFTWARE -- 0.0%
         National Instruments Corp.                                                                    393                     9,684
                                                                                                                    ________________
     COMPUTERS & PERIPHERALS -- 1.3%
         Imation Corp.                                                                                 199                     8,531
         McDATA Corp. - Class A*                                                                       942                     4,936
         Sandisk Corp.*                                                                             10,044                   484,623
                                                                                                                    ________________
                                                                                                                             498,090
                                                                                                                    ________________

     HOME ENTERTAINMENT SOFTWARE -- 0.1%
         Activision, Inc.*                                                                           1,184                    24,213
                                                                                                                    ________________
     IT CONSULTING & SERVICES -- 0.4%
         Acxiom Corp.                                                                                  478                     8,948
         Gartner, Inc. - Class A*                                                                      423                     4,945
         SRA International, Inc. - Class A*                                                          4,054                   143,836
                                                                                                                    ________________
                                                                                                                             157,729
                                                                                                                    ________________

     SERVICES - DATA PROCESSING -- 0.0%
         Fair Isaac & Co., Inc.                                                                        395                    17,696
                                                                                                                    ________________
     SYSTEMS SOFTWARE -- 0.0%
         Advent Software, Inc.*                                                                        181                     4,876
                                                                                                                    ________________
     TOTAL INFORMATION TECHNOLOGY                                                                                            712,288
                                                                                                                    ________________

   MANUFACTURING -- 24.9%
     APPAREL -- 3.8%
         Carter's, Inc.*                                                                             9,550                   542,440
         Polo Ralph Lauren Corp. - Class A                                                           9,160                   460,748
         The Timberland Co. - Class A*                                                              15,080                   509,402
                                                                                                                    ________________
                                                                                                                           1,512,590
                                                                                                                    ________________

     ATHLETIC EQUIPMENT -- 0.0%
         Callaway Golf Co.                                                                             427                     6,443
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----

     AUTO PARTS & EQUIPMENT -- 0.1%
         ArvinMeritor, Inc.                                                                            424                     7,089
         BorgWarner, Inc.                                                                              342                    19,309
         Lear Corp.                                                                                    381                    12,943
                                                                                                                    ________________
                                                                                                                              39,341
                                                                                                                    ________________

     BIOTECHNOLOGY -- 0.2%
         Gen-Probe, Inc.*                                                                              280                    13,846
         Invitrogen Corp.*                                                                             310                    23,321
         Martek Bioscience Corp.*                                                                      210                     7,377
         Protein Design Labs, Inc.*                                                                    615                    17,220
                                                                                                                    ________________
                                                                                                                              61,764
                                                                                                                    ________________

     BUILDING - RESIDENTIAL/COMMERCIAL -- 0.1%
         Dycom Industries, Inc.*                                                                       275                     5,561
         Granite Construction, Inc.                                                                    232                     8,872
         Hovnanian Enterprises, Inc.*                                                                  220                    11,264
                                                                                                                    ________________
                                                                                                                              25,697
                                                                                                                    ________________

     BUILDING MATERIALS & COMPONENTS -- 0.2%
         Fastenal Co.                                                                                  383                    23,397
         Martin Marietta Materials Corp.                                                               269                    21,106
         Modine Manufacturing Co.                                                                      195                     7,153
         York International Corp.                                                                      232                    13,008
                                                                                                                    ________________
                                                                                                                              64,664
                                                                                                                    ________________

     CHEMICAL & ALLIED PRODUCTS -- 1.0%
         Airgas, Inc.                                                                                  423                    12,533
         Albemarle Corp.                                                                               261                     9,840
         Chemtura Corp.                                                                              1,369                    17,003
         Cytec Industries, Inc.                                                                        279                    12,103
         Cytyc Corp.*                                                                                  686                    18,419
         Ferro Corp.                                                                                   241                     4,415
         FMC Corp.*                                                                                    207                    11,845
         Lyondell Chemical Co.                                                                       1,297                    37,120
         Minerals Technologies, Inc.                                                                   121                     6,922
         Olin Corp.                                                                                    403                     7,653
         RPM International, Inc.                                                                       651                    11,978
         Sensient Technologies Corp.                                                                11,030                   209,019
         The Lubrizol Corp.                                                                            406                    17,592
         The Valspar Corp.                                                                             590                    13,192
                                                                                                                    ________________
                                                                                                                             389,634
                                                                                                                    ________________

     COMPUTERS & OFFICE EQUIPMENT -- 0.6%
         Herman Miller, Inc.                                                                           395                    11,969
         Lexmark International Group, Inc. - Class A*                                                3,300                   201,465
         Western Digital Corp.*                                                                      1,230                    15,904
                                                                                                                    ________________
                                                                                                                             229,338
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----

     DIVERSIFIED - INDUSTRIAL PRODUCTS -- 0.0%
         Teleflex, Inc.                                                                                232                    16,356
                                                                                                                    ________________
     DIVERSIFIED MANUFACTURING INDUSTRIES -- 0.1%
         Carlisle Companies, Inc.                                                                      203                    12,905
         The Brink's Co.                                                                               353                    14,494
                                                                                                                    ________________
                                                                                                                              27,399
                                                                                                                    ________________

     ELECTRONIC COMPONENTS & EQUIPMENT -- 0.8%
         Amphenol Corp. - Class A                                                                      516                    20,815
         Harman International Industries, Inc.                                                       2,695                   275,618
         Mentor Graphics Corp.*                                                                        430                     3,698
         RF Micro Devices, Inc.*                                                                     1,041                     5,882
         Zebra Technologies Corp. - Class A*                                                           449                    17,551
                                                                                                                    ________________
                                                                                                                             323,564
                                                                                                                    ________________

     ELECTRONIC INSTRUMENTS -- 0.4%
         FLIR Systems, Inc.*                                                                         4,800                   141,984
                                                                                                                    ________________
     FARM MACHINERY -- 0.0%
         AGCO Corp.*                                                                                   506                     9,209
                                                                                                                    ________________
     FOOD & BEVERAGE -- 1.5%
         Cadbury Schweppes PLC, ADR                                                                  3,520                   143,370
         Dean Foods Co.*                                                                               910                    35,363
         General Mills, Inc.                                                                         2,800                   134,960
         HJ Heinz Co.                                                                                6,385                   233,308
         Hormel Foods Corp.                                                                            441                    14,549
         Krispy Kreme Doughnuts, Inc.*                                                                 383                     2,398
         PepsiAmericas, Inc.                                                                           380                     8,637
         Smithfield Foods, Inc.*                                                                       615                    18,253
         The J.M. Smucker Co.                                                                          329                    15,970
         Tootsie Roll Industries, Inc.                                                                 153                     4,858
                                                                                                                    ________________
                                                                                                                             611,666
                                                                                                                    ________________

     GENERAL CONSTRUCTION - SINGLE HOMES -- 0.1%
         The Ryland Group, Inc.                                                                        294                    20,115
                                                                                                                    ________________
     GLASS & PLASTIC PACKAGING PRODUCTS -- 0.1%
         Packaging Corp.                                                                               380                     7,376
         Potlatch Corp.                                                                                184                     9,590
         Sonoco Products Co.                                                                           595                    16,249
                                                                                                                    ________________
                                                                                                                              33,215
                                                                                                                    ________________

     MANUFACTURED HOMES -- 0.2%
         Lennar Corp. - Class A                                                                        831                    49,661
         Toll Brothers, Inc.*                                                                          736                    32,877
                                                                                                                    ________________
                                                                                                                              82,538
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----

     MEDICAL & DENTAL SUPPLIES -- 0.0%
         Advanced Medical Optics, Inc*                                                                 376                    14,269
         Par Pharmaceutical Co., Inc.*                                                                 194                     5,164
                                                                                                                    ________________
                                                                                                                              19,433
                                                                                                                    ________________

     MEDICAL EQUIPMENT & SUPPLIES -- 3.3%
         Charles River Laboratories International, Inc.*                                               426                    18,582
         Dentsply International, Inc.                                                                  453                    24,471
         Hillenbrand Industries, Inc.                                                                3,811                   179,308
         Intuitive Surgical, Inc.*                                                                   7,605                   557,370
         ResMed, Inc.*                                                                               6,750                   537,638
         STERIS Corp.                                                                                  383                     9,112
                                                                                                                    ________________
                                                                                                                           1,326,481
                                                                                                                    ________________

     MEDICAL PRODUCTS -- 0.1%
         Henry Schein, Inc.*                                                                           523                    22,290
         Varian Medical Systems, Inc.*                                                                 787                    31,094
                                                                                                                    ________________
                                                                                                                              53,384
                                                                                                                    ________________

     METAL FABRICATION -- 1.9%
         Precision Castparts Corp.                                                                  14,420                   765,703
         The Timken Co.                                                                                511                    15,141
                                                                                                                    ________________
                                                                                                                             780,844
                                                                                                                    ________________

     METAL PRODUCTS -- 0.0%
         Steel Dynamics, Inc.                                                                          270                     9,169
         Worthington Industries, Inc.                                                                  450                     9,464
                                                                                                                    ________________
                                                                                                                              18,633
                                                                                                                    ________________

     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.5%
         AMETEK, Inc.                                                                                  386                    16,586
         Arrow Electronics, Inc.*                                                                      720                    22,579
         Avnet, Inc.*                                                                                  838                    20,489
         Credence Systems Corp.*                                                                       537                     4,285
         Diebold, Inc.                                                                                 428                    14,749
         Gentex Corp.                                                                                  868                    15,103
         Hubbell, Inc. - Class B                                                                       341                    16,003
         KEMET Corp.*                                                                                  482                     4,039
         Pentair, Inc.                                                                                 606                    22,119
         Plexus Corp.*                                                                                 255                     4,358
         Synopsys, Inc.*                                                                               867                    16,386
         Thomas & Betts Corp.                                                                          330                    11,355
         Varian, Inc.*                                                                                 199                     6,830
         Vishay Intertechnology, Inc.*                                                               1,048                    12,524
                                                                                                                    ________________
                                                                                                                             187,405
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----

     MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.3%
         Crane Co.                                                                                     310                     9,219
         Donaldson Co., Inc.                                                                           462                    14,105
         Federal Signal Corp.                                                                          274                     4,683
         Flowserve Corp.*                                                                              310                    11,269
         Graco, Inc.                                                                                   388                    13,301
         Grant Prideco, Inc.*                                                                          760                    30,894
         Joy Global, Inc.                                                                              488                    24,624
         Kennametal, Inc.                                                                              211                    10,347
         Nordson Corp.                                                                                 201                     7,644
         Tecumseh Products Co. - Class A                                                               110                     2,367
                                                                                                                    ________________
                                                                                                                             128,453
                                                                                                                    ________________

     MISC. MANUFACTURING INDUSTRIES -- 1.8%
         Bandag, Inc.                                                                                  111                     4,757
         Bowater, Inc.                                                                                 317                     8,962
         Harsco Corp.                                                                                  234                    15,343
         HNI Corp.                                                                                     318                    19,150
         Lancaster Colony Corp.                                                                      5,278                   226,954
         Mohawk Industries, Inc.*                                                                      338                    27,125
         Sequa Corp. - Class A*                                                                         64                     3,776
         SPX Corp.                                                                                     422                    19,391
         Trinity Industries, Inc.                                                                   10,229                   414,172
                                                                                                                    ________________
                                                                                                                             739,630
                                                                                                                    ________________

     PAPER PRODUCTS -- 0.1%
         Glatfelter                                                                                    243                     3,424
         Longview Fibre Co.                                                                            299                     5,828
         Rayonier, Inc.                                                                                284                    16,364
                                                                                                                    ________________
                                                                                                                              25,616
                                                                                                                    ________________

     PHARMACEUTICAL PREPARATIONS -- 0.5%
         Barr Pharmaceuticals, Inc.*                                                                   644                    35,368
         Cephalon, Inc.*                                                                               324                    15,040
         IVAX Corp.*                                                                                 1,337                    35,243
         Millennium Pharmaceuticals, Inc.*                                                           1,840                    17,167
         Patterson Companies., Inc.*                                                                   802                    32,104
         Perrigo Co.                                                                                   516                     7,384
         Sepracor, Inc.*                                                                               636                    37,518
         Valeant Pharmaceuticals International                                                         505                    10,140
         Vertex Pharmaceuticals, Inc.*                                                                 542                    12,114
                                                                                                                    ________________
                                                                                                                             202,078
                                                                                                                    ________________

     PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.2%
         Beckman Coulter, Inc.                                                                         373                    20,135
         Edwards Lifesciences Corp.*                                                                   368                    16,343
         INAMED Corp.*                                                                                 205                    15,514
         Techne Corp.*                                                                                 230                    13,105
                                                                                                                    ________________
                                                                                                                              65,097
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----

     RECREATIONAL VEHICLES -- 0.0%
         Thor Industries, Inc.                                                                         276                     9,384
                                                                                                                    ________________
     SEMICONDUCTORS -- 1.0%
         Atmel Corp.*                                                                                2,642                     5,443
         Cabot Corp.                                                                                   346                    11,421
         Cabot Microelectronics Corp.*                                                                 139                     4,084
         Cree, Inc.*                                                                                   412                    10,308
         Cypress Semiconductor Corp.*                                                                  795                    11,965
         Fairchild Semiconductor International, Inc.*                                                  667                     9,912
         Integrated Device Technology, Inc.*                                                         1,116                    11,986
         International Rectifier Corp.*                                                                373                    16,815
         Intersil Holding Corp. - Class A                                                              912                    19,863
         Lam Research Corp.*                                                                           812                    24,742
         Lattice Semiconductor Corp.*                                                                  665                     2,846
         Linear Technology Corp.                                                                     4,780                   179,680
         MEMC Electronic Materials, Inc.*                                                              947                    21,582
         Micrel, Inc.*                                                                                 498                     5,593
         Microchip Technology, Inc.                                                                  1,223                    36,837
         Newport Corp.*                                                                                237                     3,301
         Powerwave Technologies, Inc.*                                                                 587                     7,625
         Semtech Corp.*                                                                                418                     6,884
         Silicon Laboratories, Inc.*                                                                   293                     8,904
         TriQuint Semiconductor, Inc.*                                                                 765                     2,693
                                                                                                                    ________________
                                                                                                                             402,484
                                                                                                                    ________________

     TELECOMMUNICATIONS EQUIPMENT -- 4.7%
         ADC Telecommunications, Inc.*                                                               5,839                   133,480
         Adtran, Inc.                                                                                8,930                   281,295
         CommScope, Inc.*                                                                              303                     5,254
         Comverse Technology, Inc.*                                                                 19,800                   520,146
         Harris Corp.                                                                                  804                    33,607
         NII Holdings, Inc. **                                                                       9,000                   760,051
         Plantronics, Inc.*                                                                          5,076                   156,392
         UTStarcom, Inc.*                                                                              643                     5,253
                                                                                                                    ________________
                                                                                                                           1,895,478
                                                                                                                    ________________

     TOBACCO -- 1.3%
         Universal Corp.                                                                             5,545                   215,312
         UST, Inc.                                                                                   6,900                   288,834
                                                                                                                    ________________
                                                                                                                             504,146
                                                                                                                    ________________
     TOTAL MANUFACTURING                                                                                                   9,954,063
                                                                                                                    ________________

   MINING -- 0.2%
         Arch Coal, Inc.                                                                               394                    26,595
         Peabody Energy Corp.                                                                          791                    66,721
                                                                                                                    ________________
     TOTAL MINING                                                                                                             93,316
                                                                                                                    ________________

   OIL & GAS -- 5.4%
     DRILLING OIL & GAS WELLS -- 1.4%
         ENSCO International, Inc.                                                                     880                    40,999
         Helmerich & Payne, Inc.                                                                       292                    17,634
         Nabors Industries, Ltd.*                                                                    6,100                   438,163
         Patterson-UTI Energy, Inc.                                                                    997                    35,972
         Pride International, Inc.*                                                                    951                    27,113
                                                                                                                    ________________
                                                                                                                             559,881
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----

     OIL & GAS EXPLORATION -- 3.6%
         Burlington Resources, Inc.                                                                  2,370                   192,728
         Denbury Resources, Inc.*                                                                   11,730                   591,662
         Forest Oil Corp.*                                                                             334                    17,401
         Newfield Exploration Co.*                                                                     738                    36,236
         Noble Energy, Inc.                                                                          1,034                    48,495
         Pioneer Natural Resources Co.                                                                 857                    47,066
         Plains Exploration & Production Co.*                                                          465                    19,911
         Pogo Producing Co.                                                                            359                    21,159
         Range Resources Corp.*                                                                     12,400                   478,764
                                                                                                                    ________________
                                                                                                                           1,453,422
                                                                                                                    ________________

     OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
         Cooper Cameron Corp.*                                                                         328                    24,249
         FMC Technologies, Inc.*                                                                       384                    16,170
         Smith International, Inc.*                                                                  1,274                    42,437
                                                                                                                    ________________
                                                                                                                              82,856
                                                                                                                    ________________

     PIPELINES -- 0.2%
         National Fuel Gas Co.                                                                         503                    17,203
         Questar Corp.                                                                                 508                    44,765
         Western Gas Resources, Inc.                                                                   350                    17,931
                                                                                                                    ________________
                                                                                                                              79,899
                                                                                                                    ________________
     TOTAL OIL & GAS                                                                                                       2,176,058
                                                                                                                    ________________

   REAL ESTATE INVESTMENT TRUSTS -- 1.1%
         AMB Property Corp.                                                                            508                    22,809
         American Financial Group, Inc.                                                                345                    11,706
         Developers Diversified Realty Corp.                                                           637                    29,748
         Highwoods Properties, Inc.                                                                    304                     8,971
         Hospitality Properties Trust                                                                  430                    18,430
         Indymac Mortgage Holdings, Inc.                                                               349                    13,813
         Liberty Property Trust                                                                        523                    22,248
         Macerich Co.                                                                                  350                    22,729
         Mack-Cali Realty Corp.                                                                        369                    16,583
         New Century Financial Corp.                                                                 5,710                   207,102
         New Plan Excel Realty Trust                                                                   644                    14,780
         Regency Centers Corp.*                                                                        380                    21,831
         United Dominion Realty Trust, Inc.                                                            796                    18,865
         Weingarten Realty, Inc.                                                                       500                    18,925
                                                                                                                    ________________
     TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                                     448,540
                                                                                                                    ________________

   SERVICES -- 11.1%
     ADVERTISING -- 0.0%
         Catalina Marketing Corp.*                                                                     294                     6,686
         Harte-Hanks, Inc.                                                                             430                    11,365
                                                                                                                    ________________
                                                                                                                              18,051
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----
     BUSINESS SERVICES -- 1.7%
         Certegy, Inc.                                                                                 350                    14,007
         CSG Systems International, Inc.*                                                              288                     6,252
         Keane, Inc.*                                                                                  363                     4,149
         Kelly Services, Inc. - Class A                                                                203                     6,224
         Korn/Ferry International, Inc.*                                                               220                     3,606
         Manpower, Inc.                                                                                531                    23,571
         MPS Group, Inc.*                                                                              573                     6,761
         Robert Half International, Inc.*                                                           14,800                   526,731
         The Corporate Executive Board Co.*                                                            240                    18,715
         The Dun & Bradstreet Corp.*                                                                   405                    26,677
                                                                                                                    ________________
                                                                                                                             636,693
                                                                                                                    ________________

     CASINO SERVICES -- 0.0%
         Boyd Gaming Corp.                                                                             265                    11,427
                                                                                                                    ________________
     COMMERCIAL SERVICES -- 0.2%
         Alliance Data Systems Corp.*                                                                  390                    15,269
         ChoicePoint, Inc.*                                                                            528                    22,794
         Jacobs Engineering Group, Inc.*                                                               343                    23,118
         Quanta Services, Inc.*                                                                        651                     8,307
         Sotheby's Holdings, Inc. - Class A*                                                           353                     5,902
         United Rentals, Inc.*                                                                         435                     8,574
         Valassis Communications, Inc.*                                                                293                    11,421
                                                                                                                    ________________
                                                                                                                              95,385
                                                                                                                    ________________

     CRUISE LINES -- 0.8%
         Royal Caribbean Cruises, Ltd.                                                               7,650                   330,480
                                                                                                                    ________________
     EDUCATIONAL SERVICES -- 0.2%
         Career Education Corp.*                                                                       614                    21,834
         Corinthian Colleges, Inc.*                                                                    503                     6,675
         DeVry, Inc.*                                                                                  391                     7,449
         Education Management Corp.*                                                                   438                    14,121
         ITT Educational Services, Inc.*                                                               259                    12,782
         Laureate Education, Inc.*                                                                     274                    13,418
                                                                                                                    ________________
                                                                                                                              76,279
                                                                                                                    ________________

     INTERNET SERVICES -- 0.7%
         Avocent Corp.*                                                                                284                     8,986
         CheckFree Corp.*                                                                              545                    20,612
         F5 Networks, Inc.*                                                                            205                     8,911
         Macromedia, Inc.*                                                                             434                    17,651
         RSA Security, Inc.*                                                                           391                     4,970
         Websense, Inc.*                                                                             4,350                   222,764
                                                                                                                    ________________
                                                                                                                             283,894
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----

     MEDICAL & HEALTH SERVICES -- 5.1%
         Apria Healthcare Group, Inc.*                                                                 277                     8,839
         Community Health Systems*                                                                     539                    20,919
         Covance, Inc.*                                                                                380                    18,236
         Health Management Associates, Inc.                                                          8,610                   202,077
         Health Net, Inc.*                                                                             658                    31,137
         Lifepoint Hospitals, Inc.*                                                                    341                    14,912
         Lincare Holdings, Inc.*                                                                       587                    24,096
         Omnicare, Inc.                                                                                633                    35,594
         PacifiCare Health Systems, Inc.*                                                              517                    41,246
         Psychiatric Solutions, Inc.*                                                                8,400                   455,531
         Renal Care Group, Inc.*                                                                       380                    17,982
         Sunrise Senior Living, Inc.*                                                               10,400                   694,095
         Triad Hospitals, Inc.*                                                                        515                    23,314
         Universal Health Services, Inc. - Class B                                                     324                    15,432
         Wellcare Group, Inc.*                                                                      10,400                   385,320
                                                                                                                    ________________
                                                                                                                           1,988,730
                                                                                                                    ________________

     OIL & GAS FIELD SERVICES -- 0.1%
         Hanover Compressor Co.*                                                                       550                     7,623
         Tidewater, Inc.                                                                               355                    17,278
                                                                                                                    ________________
                                                                                                                              24,901
                                                                                                                    ________________

     PRINTING & PUBLISHING -- 0.8%
         Banta Corp.                                                                                   140                     7,125
         Gannett Co., Inc.                                                                           1,885                   129,745
         Lee Enterprises, Inc.                                                                         255                    10,832
         Scholastic Corp.*                                                                             229                     8,464
         The Readers Digest Association, Inc.                                                          560                     8,943
         The Washington Post Co.                                                                        38                    30,495
         Tribune Co.                                                                                 3,800                   128,782
                                                                                                                    ________________
                                                                                                                             324,386
                                                                                                                    ________________

     SANITARY SERVICES -- 0.1%
         Republic Services, Inc.                                                                       753                    26,573
         Rollins, Inc.                                                                                 290                     5,661
         Stericycle, Inc.*                                                                             250                    14,288
                                                                                                                    ________________
                                                                                                                              46,522
                                                                                                                    ________________

     TELECOMMUNICATIONS SERVICES -- 1.1%
         Openwave Systems, Inc.*                                                                    24,150                   434,216
                                                                                                                    ________________
     TRANSPORTATION -- 0.3%
         C.H. Robinson Worldwide, Inc.                                                                 507                    32,509
         CNF, Inc.                                                                                     292                    15,330
         Expeditors International                                                                      626                    35,544
         GATX Corp.                                                                                    278                    10,995
         Mercury General Corp.                                                                         207                    12,418
                                                                                                                    ________________
                                                                                                                             106,796
                                                                                                                    ________________

     VETERINARY HOSPITALS & LABORATORIES -- 0.0%
         VCA Antech, Inc.*                                                                             460                    11,739
                                                                                                                    ________________
     TOTAL SERVICES                                                                                                        4,389,499
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----

   TRANSPORTATION -- 0.2%
     AIR TRANSPORTATION -- 0.1%
         AirTran Holdings, Inc.*                                                                       480                     6,077
         Alaska Air Group, Inc.*                                                                       156                     4,533
         Jetblue Airways Corp.*                                                                        574                    10,102
                                                                                                                    ________________
                                                                                                                              20,712
                                                                                                                    ________________

     MARINE -- 0.1%
         Alexander & Baldwin, Inc.                                                                     238                    12,671
         Overseas Shipholding Group, Inc.                                                              200                    11,666
                                                                                                                    ________________
                                                                                                                              24,337
                                                                                                                    ________________

     TRUCKING -- 0.0%
         JB Hunt Transport Services, Inc.                                                              806                    15,323
         Swift Transportation Co., Inc.*                                                               412                     7,292
         Werner Enterprises, Inc.                                                                      325                     5,619
         Yellow Roadway Corp.*                                                                         340                    14,083
                                                                                                                    ________________
                                                                                                                              42,317
                                                                                                                    ________________
     TOTAL TRANSPORTATION                                                                                                     87,366
                                                                                                                    ________________

   WHOLESALE & RETAIL TRADE -- 6.7%
     ELECTRONIC APPARATUS -- 0.3%
         RadioShack Corp.                                                                            5,650                   140,120
                                                                                                                    ________________
     MISCELLANEOUS RETAIL STORES -- 0.5%
         99 Cents Only Stores*                                                                         386                     3,571
         Dollar Tree Stores, Inc.                                                                      698                    15,112
         Family Dollar Stores, Inc.                                                                  8,700                   172,869
                                                                                                                    ________________
                                                                                                                             191,552
                                                                                                                    ________________

     RETAIL - AUTOMOBILES -- 0.1%
         CarMax, Inc.*                                                                                 627                    19,606
         Copart, Inc.*                                                                                 501                    11,959
                                                                                                                    ________________
                                                                                                                              31,565
                                                                                                                    ________________

     RETAIL - COOKWARE, HOME FURNISHINGS -- 0.1%
         Furniture Brands International, Inc.                                                          298                     5,373
         Pier 1 Imports, Inc.                                                                          481                     5,421
         Williams-Sonoma, Inc.*                                                                        698                    26,768
                                                                                                                    ________________
                                                                                                                              37,562
                                                                                                                    ________________

     RETAIL - HAIR SALONS -- 0.0%
         Regis Corp.                                                                                   246                     9,304
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----



     RETAIL - MAIL ORDER -- 0.9%
         Coldwater Creek, Inc.*                                                                     15,000                   378,299
                                                                                                                    ________________
     RETAIL APPAREL & ACCESSORY STORES -- 1.7%
         Abercrombie & Fitch Co. - Class A                                                             516                    25,723
         Advance Auto Parts, Inc.*                                                                     653                    25,239
         Aeropostale, Inc.*                                                                            310                     6,588
         American Eagle Outfitters, Inc.*                                                              822                    19,342
         AnnTaylor Stores Corp.*                                                                       394                    10,461
         Chico's FAS, Inc.*                                                                          1,052                    38,714
         Claire's Stores, Inc.                                                                         596                    14,381
         Foot Locker, Inc.                                                                             920                    20,185
         Pacific Sunwear of California, Inc.*                                                          421                     9,026
         Payless ShoeSource, Inc.*                                                                     382                     6,647
         Ross Stores, Inc.                                                                             875                    20,738
         Urban Outfitters, Inc.*                                                                    15,670                   460,697
                                                                                                                    ________________
                                                                                                                             657,741
                                                                                                                    ________________

     RETAIL EATING & DRINKING PLACES -- 0.8%
         Applebee's International, Inc.                                                                450                     9,311
         Bob Evans Farms, Inc.                                                                         206                     4,678
         Brinker International, Inc.*                                                                  525                    19,719
         CBRL Group, Inc.                                                                            5,297                   178,297
         Outback Steakhouse, Inc.                                                                      410                    15,006
         Red Robin Gourmet Burgers, Inc.*                                                            1,400                    64,176
         Ruby Tuesday, Inc.                                                                            388                     8,443
         The Cheesecake Factory, Inc.*                                                                 483                    15,089
                                                                                                                    ________________
                                                                                                                             314,719
                                                                                                                    ________________

     RETAIL GROCERY STORES -- 0.1%
         Whole Foods Market, Inc.                                                                      406                    54,587
                                                                                                                    ________________
     SPECIALTY RETAIL STORES -- 0.4%
         Barnes & Noble, Inc.*                                                                         394                    14,854
         Borders Group, Inc.                                                                           419                     9,289
         CDW Corp.                                                                                     409                    24,098
         Michael's Stores, Inc.                                                                        796                    26,316
         O'Reilly Automotive, Inc.*                                                                    630                    17,753
         PETsMART, Inc.                                                                                814                    17,729
         Saks, Inc.                                                                                    836                    15,466
         The Neiman Marcus Group, Inc. - Class A                                                       292                    29,185
                                                                                                                    ________________
                                                                                                                             154,690
                                                                                                                    ________________

     WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.0%
         Ruddick Corp.                                                                                 268                     6,177
                                                                                                                    ________________
     WHOLESALE - INDUSTRIAL SUPPLIES -- 1.2%
         The Sherwin-Williams Co.                                                                   10,870                   479,040
                                                                                                                    ________________
     WHOLESALE MISCELLANEOUS -- 0.1%
         Adesa, Inc.*                                                                                  517                    11,426
         BJ's Wholesale Club, Inc.*                                                                    388                    10,786
                                                                                                                    ________________
                                                                                                                              22,212
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Mid-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                     Value
                                                                                                   ------                     -----

     WHOLSALE - MACHINERY EQUIPMENT -- 0.5%
         W.W. Grainger, Inc.                                                                         3,250                   204,490
                                                                                                                    ________________
     TOTAL WHOLESALE & RETAIL TRADE                                                                                        2,682,058
                                                                                                                    ________________
     TOTAL COMMON STOCK
       (Cost $22,280,829)                                                                                                 28,447,563
                                                                                                                    ________________
EXCHANGE TRADED FUNDS -- 27.2%
         iShares S&P MidCap 400 Barra Value Index Fund                                             155,994                10,919,580
                                                                                                                    ________________
     TOTAL EXCHANGE TRADED FUNDS
       (Cost $10,323,239)                                                                                                 10,919,580
                                                                                                                    ________________
SHORT-TERM INVESTMENTS -- 1.8%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares                       354,431                   354,431
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares                       354,434                   354,434
                                                                                                                    ________________
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $708,865)                                                                                                       708,865
                                                                                                                    ________________


TOTAL INVESTMENTS -- 100.0%
     (Cost $33,312,933)+                                                                                            $     40,076,008
                                                                                                                    ================

----------------------------------
ADR - American Depository Receipt
*   Non-income producing security.
+ The cost for federal income tax purposes was $33,339,366. At September 30, 2005, net unrealized appreciation was $6,736,642. This consisted of aggregate gross unrealized appreciation for all securities, in which there was as excess of market value over tax cost, of $7,348,595, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $611,953.
(1) Formerly the Wilmington Mid Cap Strategic Allocation Fund.

WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----
COMMON STOCK -- 93.2%
   AEROSPACE & DEFENSE -- 1.1%
         AAR Corp.*                                                                                    792          $         13,607
         Armor Holdings, Inc.*                                                                         724                    31,139
         Curtiss Wright Corp.                                                                        1,469                    90,652
         DRS Technologies, Inc.                                                                      5,993                   295,815
         EDO Corp.                                                                                     437                    13,123
         Engineered Support Systems, Inc.                                                              871                    35,746
         Esterline Technologies Corp.*                                                                 534                    20,233
         Gencorp, Inc.                                                                               1,155                    21,541
         Kaman Corp. - Class A                                                                         581                    11,881
         Moog, Inc. - Class A*                                                                         827                    24,413
         Teledyne Technologies, Inc.*                                                                  714                    24,612
         Triumph Group, Inc.*                                                                          349                    12,972
                                                                                                                    ________________
     TOTAL AEROSPACE & DEFENSE                                                                                               595,734
                                                                                                                    ________________

   COMMUNICATION & BROADCASTING -- 0.5%
         4Kids Entertainment, Inc.*                                                                    334                     5,808
         Cincinnati Bell, Inc.*                                                                     12,000                    52,920
         General Communication, Inc. - Class A*                                                      1,266                    12,533
         Hearst-Argyle Television, Inc.                                                              6,200                   159,279
         j2 Global Communications, Inc.*                                                               514                    20,776
                                                                                                                    ________________
     TOTAL COMMUNICATION & BROADCASTING                                                                                      251,316
                                                                                                                    ________________

   COMPUTER SERVICES -- 4.6%
         Agilysys, Inc.                                                                                626                    10,542
         Altiris, Inc.*                                                                                585                     8,945
         ANSYS, Inc.*                                                                                  680                    26,173
         Black Box Corp.                                                                               379                    15,903
         CACI International, Inc. - Class A*                                                           639                    38,723
         Carreker Corp.*                                                                               680                     4,801
         Catapult Communications Corp.*                                                                319                     5,850
         CIBER, Inc.*                                                                                1,361                    10,112
         DIGI International, Inc.*                                                                     538                     5,773
         Digital River, Inc.*                                                                        5,200                   181,220
         Epicor Software Corp.*                                                                      3,100                    40,300
         FactSet Research Systems, Inc.                                                                859                    30,271
         Foundry Networks, Inc.*                                                                    11,000                   139,700
         Jack Henry & Associates, Inc.                                                              10,400                   201,760
         Manhattan Associates, Inc.*                                                                   658                    15,266
         MICROS Systems, Inc.*                                                                       5,306                   232,138
         NETGEAR, Inc.*                                                                             15,150                   364,509
         NYFIX, Inc.*                                                                                  911                     5,256
         Parametric Technology Corp.*                                                               34,980                   243,811
         Phoenix Technologies Ltd.*                                                                    395                     2,974
         Polycom, Inc.*                                                                              8,900                   143,913
         Radiant Systems, Inc.*                                                                        712                     7,348
         Radisys Corp.*                                                                                488                     9,467
         Safenet, Inc.*                                                                              1,300                    47,203
         Sybase, Inc.*                                                                              17,100                   400,482
         TALX Corp.                                                                                  5,097                   167,131
         Transaction Systems Architects, Inc.*                                                       4,200                   116,970
                                                                                                                    ________________
     TOTAL COMPUTER SERVICES                                                                                               2,476,541
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----

   CONSUMER DISCRETIONARY -- 0.4%
     HOMEBUILDING -- 0.4%
         Meritage Homes Corp.*                                                                       2,259                   173,175
         Standard Pacific Corp.                                                                      1,527                    63,386
                                                                                                                    ________________
                                                                                                                             236,561
                                                                                                                    ________________
     TOTAL CONSUMER DISCRETIONARY                                                                                            236,561
                                                                                                                    ________________

   CONSUMER PRODUCTS -- 1.6%
         Action Performance Cos., Inc.                                                                 472                     5,900
         Chattem, Inc.*                                                                              9,050                   321,275
         Fossil, Inc.*                                                                               1,308                    23,793
         Herbalife, Ltd.*                                                                            4,100                   123,574
         National Presto Industries, Inc.                                                              119                     5,094
         Nature's Sunshine Products, Inc.                                                              334                     7,762
         NBTY, Inc.*                                                                                 1,457                    34,240
         Russ Berrie & Co., Inc.                                                                       453                     6,396
         Spectrum Brands, Inc.*                                                                        957                    22,537
         Tupperware Corp.                                                                           10,900                   248,302
         WD-40 Co.                                                                                     361                     9,570
         Yankee Candle Co., Inc.                                                                     1,750                    42,875
                                                                                                                    ________________
     TOTAL CONSUMER PRODUCTS                                                                                                 851,318
                                                                                                                    ________________

   ELECTRIC, GAS, WATER, & UTILITIES -- 1.8%
         ALLETE, Inc.                                                                                  645                    29,547
         Amcol International Corp.                                                                     640                    12,205
         American States Water Co.                                                                     315                    10,540
         Atmos Energy Corp.                                                                          1,759                    49,692
         Avista Corp.                                                                                1,050                    20,370
         Cascade Natural Gas Corp.                                                                     181                     3,940
         Central Vermont Public Service Corp.                                                          314                     5,495
         CH Energy Group, Inc.                                                                         346                    16,428
         Cleco Corp.                                                                                 1,067                    25,160
         El Paso Electric Co.*                                                                       1,032                    21,517
         Green Mountain Power Corp.                                                                    144                     4,742
         Headwaters, Inc.*                                                                           2,385                    89,199
         Massey Energy Co.                                                                           1,744                    89,066
         MGE Energy, Inc.                                                                           10,500                   383,355
         New Jersey Resources Corp.                                                                    606                    27,864
         Northwest Natural Gas Co.                                                                     598                    22,258
         Piedmont Natural Gas Co.                                                                    1,773                    44,626
         Southwest Gas Corp.                                                                           785                    21,501
         The Laclede Group, Inc.                                                                       457                    14,848
         UGI Corp.                                                                                   2,324                    65,421
         UIL Holdings Corp.                                                                            318                    16,635
         Unisource Energy Corp.                                                                        746                    24,797
                                                                                                                    ________________
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                                 999,206
                                                                                                                    ________________

   ENTERTAINMENT & LEISURE -- 0.6%
         Argosy Gaming Co.*                                                                            642                    30,168
         Bally Total Fitness Holding Corp.*                                                            346                     1,547
         International Speedway Corp. - Class A                                                      1,600                    83,952
         Lions Gate Entertainment Corp.*                                                             5,820                    55,523
         Monarch Casino And Resort, Inc*                                                             4,700                    79,853
         Multimedia Games, Inc.*                                                                       710                     6,894
         Penn National Gaming, Inc.*                                                                 2,200                    68,442
         Pinnacle Entertainment, Inc.*                                                                 865                    15,855
                                                                                                                    ________________
     TOTAL ENTERTAINMENT & LEISURE                                                                                           342,234
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----
   FARMING & AGRICULTURE -- 0.0%
         Delta & Pine Land Co.                                                                         843                    22,264
                                                                                                                    ________________
     TOTAL FARMING & AGRICULTURE                                                                                              22,264
                                                                                                                    ________________

   FINANCE & INSURANCE -- 10.3%
     FINANCIAL SERVICES -- 1.5%
         Commercial Capital Bancorp, Inc.                                                              500                     8,500
         Compucredit Corp.*                                                                          4,510                   200,334
         Euronet Worldwide, Inc.*                                                                    3,770                   111,554
         Financial Federal Corp.                                                                       381                    15,164
         National Financial Partners Corp.                                                           1,860                    83,960
         Piper Jaffray Cos., Inc.*                                                                   3,436                   102,599
         Portfolio Recovery Associates, Inc.*                                                        2,750                   118,745
         Raymond James Financial, Inc.                                                               5,000                   160,600
         Sterling Financial Corp.*                                                                     747                    16,845
         SWS Group, Inc.                                                                               303                     4,969
         World Acceptance Corp.*                                                                       410                    10,418
                                                                                                                    ________________
                                                                                                                             833,688
                                                                                                                    ________________

     INSURANCE - PROPERTY/CASUALTY -- 2.2%
         Affirmative Insurance Holdings, Inc.                                                        5,500                    80,080
         Infinity Property & Casual Corp.                                                              464                    16,282
         LandAmerica Financial Group, Inc.                                                             443                    28,640
         Philadelphia Consolidated Holding Corp.*                                                    2,834                   240,607
         ProAssurance Corp.*                                                                         5,837                   272,413
         RLI Corp.                                                                                     552                    25,536
         SCPIE Holdings, Inc.*                                                                          85                     1,216
         Selective Insurance Group, Inc.                                                             9,504                   464,745
         Stewart Information Services Corp.                                                            414                    21,197
         Zenith National Insurance Corp.                                                               527                    33,038
                                                                                                                    ________________
                                                                                                                           1,183,754
                                                                                                                    ________________

     INSURANCE CARRIERS -- 0.2%
         Delphi Financial Group, Inc. - Class A                                                        691                    32,339
         Hilb, Rogal & Hamilton Co.                                                                    783                    29,222
         Presidential Life Corp.                                                                       639                    11,502
         UICI                                                                                          916                    32,976
         United Fire & Casualty Co.                                                                    361                    16,285
                                                                                                                    ________________
                                                                                                                             122,324
                                                                                                                    ________________

     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.7%
         Anchor Bancorp Wisconsin, Inc.                                                                504                    14,858
         BankAtlantic Bancorp, Inc. - Class A                                                        1,301                    22,104
         BankUnited Financial Corp. - Class A                                                          658                    15,048
         Boston Private Financial Holdings, Inc.                                                       601                    15,951
         Brookline Bancorp, Inc.                                                                     1,289                    20,392
         Central Pacific Financial Corp.                                                               600                    21,108
         Chittenden Corp.                                                                            1,010                    26,775


WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----


         Commercial Federal Corp.                                                                      855                    29,190
         Community Bank Systems, Inc.                                                                  670                    15,142
         Dime Community Bancshares                                                                   1,312                    19,313
         Downey Financial Corp.                                                                        541                    32,947
         First Midwest Bancorp, Inc.                                                                 1,091                    40,629
         FirstFed Financial Corp.*                                                                     359                    19,318
         Flagstar Bancorp, Inc.                                                                      1,065                    17,147
         Fremont General Corp.                                                                       1,679                    36,653
         Gold Banc Corp., Inc.                                                                         876                    13,052
         iPayment Holdings, Inc.*                                                                      300                    11,352
         Irwin Financial Corp.                                                                         620                    12,642
         MAF Bancorp, Inc.                                                                             730                    29,930
         Nara Bancorp, Inc.                                                                            440                     6,578
         PrivateBancorp, Inc.                                                                          445                    15,255
         Prosperity Bancshares, Inc.                                                                   476                    14,399
         Republic Bancorp, Inc.                                                                     19,640                   277,709
         Sterling Bancshares, Inc.                                                                     983                    14,460
         The First Marblehead Corp.                                                                  4,400                   111,760
         Washington Federal, Inc.                                                                   12,300                   277,488
         Webster Financial Corp.                                                                     6,400                   287,743
         Whitney Holdings Corp.                                                                      1,374                    37,153
         Wintrust Financial Corp.                                                                      471                    23,672
                                                                                                                    ________________
                                                                                                                           1,479,768
                                                                                                                    ________________

     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 0.4%
         Affiliated Managers Group, Inc.*                                                            1,300                    94,146
         Investment Technology Group, Inc.*                                                            914                    27,054
         Waddell & Reed Financial, Inc. - Class A                                                    5,500                   106,480
                                                                                                                    ________________
                                                                                                                             227,680
                                                                                                                    ________________

     STATE & NATIONAL BANKS -- 3.3%
         Amegy Bancorporation, Inc.                                                                  1,523                    34,465
         Astoria Financial Corp.                                                                    13,800                   364,595
         East West Bancorp, Inc.                                                                     1,241                    42,244
         First Bancorp                                                                               1,762                    29,813
         First Republic Bank                                                                           534                    18,813
         Hudson United Bankcorp                                                                        981                    41,526
         PFF Bancorp, Inc.                                                                           9,000                   272,340
         Provident Bankshares Corp.                                                                    722                    25,111
         Susquehanna Bancshares, Inc.                                                                1,011                    24,304
         The Colonial BancGroup, Inc.                                                               16,500                   369,599
         The South Financial Group, Inc.                                                             6,746                   181,063
         TrustCo Bank Corp. NY                                                                       1,616                    20,248
         UCBH Holdings, Inc.                                                                         1,984                    36,347
         Umpqua Holdings Corp.                                                                         971                    23,615
         United Bankshares, Inc.                                                                       939                    32,818
         Western Alliance Bancorp*                                                                   5,900                   165,790
         Wilshire Bancorp, Inc.                                                                      3,880                    59,364
                                                                                                                    ________________
                                                                                                                           1,742,055
                                                                                                                    ________________
     TOTAL FINANCE & INSURANCE                                                                                             5,589,269
                                                                                                                    ________________

   HEALTHCARE -- 2.1%
     HEALTH CARE PROVIDERS & SERVICE -- 0.3%
         Option Care, Inc.                                                                           8,795                   128,759
         PetMed Express, Inc.*                                                                       5,600                    58,016
                                                                                                                    ________________
                                                                                                                             186,775
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----

     HEALTHCARE -- 0.4%
         Amedisys, Inc.*                                                                               366                    14,274
         Gentiva Health Services, Inc.*                                                                525                     9,513
         LCA-Vision, Inc.                                                                            5,740                   213,069
                                                                                                                    ________________
                                                                                                                             236,856
                                                                                                                    ________________

     HEALTHCARE - SERVICES -- 0.1%
         Medarex, Inc.*                                                                              5,500                    52,360
                                                                                                                    ________________
                                                                                                                              52,360
                                                                                                                    ________________

     MANAGED HEALTH CARE -- 0.9%
         Sierra Health Services, Inc.*                                                               5,917                   407,503
                                                                                                                    ________________
                                                                                                                             407,503
                                                                                                                    ________________

     PHARMACEUTICALS -- 0.4%
         Amylin Pharmaceuticals, Inc.*                                                               2,400                    83,496
         ViroPharma, Inc.*                                                                           6,900                   143,520
                                                                                                                    ________________
                                                                                                                             227,016
                                                                                                                    ________________
     TOTAL HEALTHCARE                                                                                                      1,110,510
                                                                                                                    ________________

   HOTELS & MOTELS -- 0.1%
         Aztar Corp.*                                                                                  754                    23,231
         The Marcus Corp.                                                                              657                    13,166
                                                                                                                    ________________
     TOTAL HOTELS & MOTELS                                                                                                    36,397
                                                                                                                    ________________

   INDUSTRIALS -- 0.5%
     CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.5%
         Terex Corp.*                                                                                5,780                   285,705
                                                                                                                    ________________
                                                                                                                             285,705
                                                                                                                    ________________
     TOTAL INDUSTRIALS                                                                                                       285,705
                                                                                                                    ________________

   INFORMATION TECHNOLOGY -- 2.2%
     APPLICATION SOFTWARE -- 1.2%
         American Reprographics Co.*                                                                 8,600                   147,060
         EPIQ Systems, Inc.*                                                                           460                    10,037
         MapInfo Corp.*                                                                              2,193                    26,864
         MRO Software, Inc.*                                                                           545                     9,178
         Napster, Inc.*                                                                                981                     3,924
         PAR Technology Corp.*                                                                       3,600                    82,800
         Progress Software Co.*                                                                      9,585                   304,516
         SERENA Software, Inc.*                                                                      6,059                   120,756
         SS&C Technologies, Inc.                                                                       300                    10,992
                                                                                                                    ________________
                                                                                                                             716,127
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----
     COMPUTER HARDWARE -- 0.1%
         Rackable Systems, Inc.*                                                                     2,900                    38,164
                                                                                                                    ________________
                                                                                                                              38,164
                                                                                                                    ________________

     COMPUTERS & PERIPHERALS -- 0.0%
         Adaptec, Inc.*                                                                              2,417                     9,257
                                                                                                                    ________________
                                                                                                                               9,257
                                                                                                                    ________________

     HOME ENTERTAINMENT SOFTWARE -- 0.4%
         Take-Two Interactive Software, Inc.*                                                        7,574                   167,311
         THQ, Inc.*                                                                                  1,272                    27,119
                                                                                                                    ________________
                                                                                                                             194,430
                                                                                                                    ________________

     IT CONSULTING & SERVICES -- 0.0%
         Insight Enterprises, Inc.*                                                                  1,062                    19,753
                                                                                                                    ________________
                                                                                                                              19,753
                                                                                                                    ________________

     SERVICES - DATA PROCESSING -- 0.1%
         Kronos, Inc.*                                                                                 727                    32,453
                                                                                                                    ________________
                                                                                                                              32,453
                                                                                                                    ________________

     SYSTEMS SOFTWARE -- 0.4%
         Avid Technology, Inc.*                                                                        928                    38,419
         Hyperion Solutions Corp.*                                                                   2,948                   143,420
         JDA Software Group, Inc.*                                                                     636                     9,654
         SPSS, Inc.*                                                                                   386                     9,264
                                                                                                                    ________________
                                                                                                                             200,757
                                                                                                                    ________________
     TOTAL INFORMATION TECHNOLOGY                                                                                          1,210,941
                                                                                                                    ________________

   MANUFACTURING -- 32.6%
     APPAREL -- 2.6%
         Ashworth, Inc.*                                                                               339                     2,315
         Carter's, Inc.*                                                                             1,700                    96,560
         Columbia Sportswear Co.*                                                                    4,000                   185,600
         Cutter & Buck, Inc.*                                                                        2,000                    24,600
         Guess, Inc.*                                                                                4,100                    87,863
         Haggar Corp.                                                                                   93                     2,644
         Jos. A. Bank Clothiers, Inc.*                                                               3,700                   159,914
         Kellwood Co.                                                                                  601                    15,536
         Oxford Industries, Inc.                                                                     6,764                   305,192
         Phillips-Van Heusen Corp.                                                                   2,394                    74,262
         Quicksilver, Inc.*                                                                          2,638                    38,119
         Russell Corp.                                                                                 711                     9,982
         Skechers U.S.A., Inc. - Class A*                                                            6,900                   112,953
         The Gymboree Corp.*                                                                           673                     9,180
         The Timberland Co. - Class A*                                                               4,200                   141,876
         The Warnaco Group, Inc.*                                                                    4,600                   100,786
                                                                                                                    ________________
                                                                                                                           1,367,382
                                                                                                                    ________________



WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----

     ATHLETIC EQUIPMENT -- 0.2%
         Callaway Golf Co.                                                                           5,000                    75,450
         K2, Inc.*                                                                                   1,085                    12,369
                                                                                                                    ________________
                                                                                                                              87,819
                                                                                                                    ________________

     AUTO PARTS & EQUIPMENT -- 0.0%
         Midas, Inc.*                                                                                  389                     7,733
         Standard Motor Products, Inc.                                                                 321                     2,603
         Superior Industries International, Inc.                                                       535                    11,513
                                                                                                                    ________________
                                                                                                                              21,849
                                                                                                                    ________________

     BIOTECHNOLOGY -- 0.1%
         Arqule, Inc.*                                                                                 956                     7,485
         Cambrex Corp.                                                                                 574                    10,883
         Cryolife, Inc.*                                                                               576                     4,003
         Enzo Biochem, Inc.*                                                                           703                    10,798
         Telik, Inc.*                                                                                2,700                    44,172
                                                                                                                    ________________
                                                                                                                              77,341
                                                                                                                    ________________

     BUILDING - RESIDENTIAL/COMMERCIAL -- 0.1%
         M/I Homes, Inc.                                                                               304                    16,495
         Winnebago Industries, Inc.                                                                    735                    21,293
                                                                                                                    ________________
                                                                                                                              37,788
                                                                                                                    ________________

     BUILDING MATERIALS & COMPONENTS -- 3.2%
         American Woodmark Corp.                                                                     4,000                   134,400
         Apogee Enterprises, Inc.                                                                      593                    10,140
         Eagle Materials, Inc.                                                                       4,800                   582,575
         ElkCorp.                                                                                      436                    15,596
         Florida Rock Industries, Inc.                                                               1,081                    69,281
         Lennox International, Inc.                                                                  8,210                   225,036
         Modine Manufacturing Co.                                                                    4,800                   176,064
         NCI Building Systems, Inc.*                                                                   471                    19,212
         Simpson Manufacturing Company, Inc.                                                           954                    37,340
         Texas Industries, Inc.                                                                        473                    25,731
         The Genlyte Group, Inc.*                                                                    5,200                   250,016
         Universal Forest Products, Inc.                                                               393                    22,527
         Williams Scotsman International, Inc.*                                                      5,500                    88,000
                                                                                                                    ________________
                                                                                                                           1,655,918
                                                                                                                    ________________

     CHEMICAL & ALLIED PRODUCTS -- 1.9%
         Airgas, Inc.                                                                                3,300                    97,779
         Albemarle Corp.                                                                             5,600                   211,120
         Arch Chemicals, Inc.                                                                          512                    11,904
         Ferro Corp.                                                                                 6,400                   117,248
         Fuller, (H.B.) Co.                                                                            625                    19,425



WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----


         Georgia Gulf Corp.                                                                          4,778                   115,054
         MacDermid, Inc.                                                                               660                    17,332
         OM Group, Inc.*                                                                               617                    12,420
         Omnova Solutions, Inc.*                                                                     1,067                     4,663
         Parlux Fragrances, Inc.*                                                                    4,350                   126,759
         Penford Corp.                                                                                 211                     2,821
         PolyOne Corp.*                                                                              1,994                    12,084
         Quaker Chemical Corp.                                                                         149                     2,590
         Schulman (A.), Inc.                                                                         8,665                   155,537
         UAP Holding Corp.                                                                           5,700                   103,170
         Wellman, Inc.                                                                                 695                     4,399
                                                                                                                    ________________
                                                                                                                           1,014,305
                                                                                                                    ________________

     COMPUTERS & OFFICE EQUIPMENT -- 0.9%
         Global Imaging Systems, Inc.*                                                                 504                    17,161
         Herman Miller, Inc.                                                                         3,500                   106,050
         Hutchinson Technology, Inc.*                                                                  572                    14,941
         Imagistics International, Inc.*                                                               357                    14,940
         Mercury Computer Systems, Inc.*                                                               463                    12,154
         MTS Systems Corp.                                                                             445                    16,808
         Palm, Inc.*                                                                                 4,100                   116,153
         Park Electrochemical Corp.                                                                    483                    12,872
         Trident Microsystems, Inc.*                                                                 5,000                   159,050
                                                                                                                    ________________
                                                                                                                             470,129
                                                                                                                    ________________

     CONTAINERS & PACKAGING -- 0.1%
         AptarGroup, Inc.                                                                              777                    38,702
         Chesapeake Corp.                                                                              425                     7,816
                                                                                                                    ________________
                                                                                                                              46,518
                                                                                                                    ________________

     DIVERSIFIED - INDUSTRIAL PRODUCTS -- 0.1%
         Ceradyne, Inc.*                                                                               535                    19,624
         Clarcor, Inc.                                                                               1,116                    32,052
                                                                                                                    ________________
                                                                                                                              51,676
                                                                                                                    ________________

     DIVERSIFIED MANUFACTURING INDUSTRIES -- 1.2%
         Actuant Corp. - Class A*                                                                    2,220                   103,896
         Acuity Brands, Inc.                                                                           926                    27,474
         Barnes Group, Inc.                                                                            509                    18,253
         EnPro Industries, Inc.*                                                                       400                    13,476
         Griffon Corp.*                                                                              3,642                    89,593
         Jacuzzi Brands, Inc.*                                                                      19,500                   157,170
         Lydall, Inc.*                                                                                 439                     3,920
         Roper Industries, Inc.                                                                      1,920                    75,437
         Smith, (A.O.) Corp.                                                                           643                    18,326
         Standex International Corp.                                                                   268                     7,056
         Tredegar Industries Corp.                                                                     839                    10,915
         Walter Industries, Inc.*                                                                    2,700                   132,084
                                                                                                                    ________________
                                                                                                                             657,600
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----


     ELECTRONIC COMPONENTS & EQUIPMENT -- 2.3%
         Aeroflex, Inc.*                                                                             1,620                    15,163
         Anixter International, Inc.*                                                                  815                    32,869
         Artesyn Technologies, Inc.*                                                                   856                     7,961
         Baldor Electric Co.                                                                           720                    18,252
         Bel Fuse, Inc. - Class B                                                                      278                    10,128
         Belden CDT, Inc.                                                                            1,022                    19,857
         Benchmark Electronics, Inc.*                                                                  899                    27,078
         Coherent, Inc.*                                                                               661                    19,354
         Cohu, Inc.                                                                                 11,971                   283,114
         CTS Corp.                                                                                     787                     9,523
         Cubic Corp.                                                                                   579                     9,912
         Cymer, Inc.*                                                                                  808                    25,307
         Daktronics, Inc.                                                                              414                     9,928
         Dionex Corp.*                                                                                 455                    24,684
         Electro Scientific Industries, Inc.*                                                        6,616                   147,934
         Kopin Corp.*                                                                                1,526                    10,606
         Littelfuse, Inc.*                                                                             484                    13,615
         Magnetek, Inc.*                                                                               352                     1,190
         Methode Electronics, Inc. - Class A                                                           666                     7,672
         Photronics, Inc.*                                                                          15,086                   292,668
         Planar Systems, Inc.*                                                                         418                     3,436
         Rofin-Sinar Technologies, Inc.*                                                             4,000                   151,960
         Rogers Corp.*                                                                                 364                    14,087
         SBS Technologies, Inc.*                                                                       416                     4,006
         Technitrol, Inc.                                                                              886                    13,574
         Universal Electronics, Inc.*                                                                5,000                    86,450
         Veeco Instruments, Inc.*                                                                      651                    10,442
                                                                                                                    ________________
                                                                                                                           1,270,770
                                                                                                                    ________________

     ELECTRONIC INSTRUMENTS -- 1.2%
         BEI Technologies, Inc.                                                                      5,200                   181,948
         FEI Co.*                                                                                      724                    13,937
         FLIR Systems, Inc.*                                                                         1,586                    46,914
         Itron, Inc.*                                                                                4,478                   204,465
         Keithley Instruments, Inc.                                                                    272                     3,971
         Photon Dynamics, Inc.*                                                                      6,807                   130,354
         Trimble Navigation, Ltd.*                                                                   1,129                    38,036
         Watts Water Technologies, Inc. - Class A                                                      703                    20,282
         Woodward Governor Co.                                                                         248                    21,092
         X-Rite, Inc.                                                                                  522                     6,473
                                                                                                                    ________________
                                                                                                                             667,472
                                                                                                                    ________________

     ENGINES & TURBINES -- 0.1%
         Briggs & Stratton Corp.                                                                     1,189                    41,128
                                                                                                                    ________________
                                                                                                                              41,128
                                                                                                                    ________________

     FARM MACHINERY -- 0.0%
         Lindsay Manufacturing Co.                                                                     203                     4,468
                                                                                                                    ________________
                                                                                                                               4,468
                                                                                                                    ________________

     FOOD & BEVERAGE -- 0.9%
         American Italian Pasta Co.                                                                    392                     4,179
         Corn Products International, Inc.                                                           1,693                    34,148
         Flowers Foods, Inc.                                                                         1,273                    34,727
         Hain Celestial Group, Inc.*                                                                   796                    15,442
         J&J Snack Foods Corp.                                                                       3,695                   213,571

WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----


         Lance, Inc.                                                                                   646                    11,279
         Peet's Coffee & Tea, Inc.*                                                                    200                     6,124
         Ralcorp Holdings, Inc.*                                                                       636                    26,661
         Sanderson Farms, Inc.                                                                         353                    13,117
         The Boston Beer Co., Inc. - Class A*                                                        5,400                   135,000
         Treehouse Foods, Inc.*                                                                        670                    18,010
                                                                                                                    ________________
                                                                                                                             512,258
                                                                                                                    ________________

     FOOTWEAR -- 0.4%
         K-Swiss, Inc. - Class A                                                                       677                    20,019
         Wolverine World Wide, Inc.                                                                  8,345                   175,662
                                                                                                                    ________________
                                                                                                                             195,681
                                                                                                                    ________________

     FURNITURE -- 1.7%
         Bassett Furniture Industries, Inc.                                                            183                     3,407
         Ethan Allen Interiors, Inc.                                                                 4,886                   153,176
         Knoll, Inc.                                                                                26,500                   486,274
         La-Z-Boy Chair Co.                                                                          1,135                    14,971
         Steelcase, Inc.                                                                            17,300                   250,158
                                                                                                                    ________________
                                                                                                                             907,986
                                                                                                                    ________________

     GAMES & TOYS -- 0.3%
         RC2 Corp.*                                                                                  4,200                   141,792
                                                                                                                    ________________
                                                                                                                             141,792
                                                                                                                    ________________

     GENERAL CONSTRUCTION - SINGLE HOMES -- 0.7%
         M.D.C. Holdings, Inc.                                                                         744                    58,694
         NVR, Inc.*                                                                                    124                   109,734
         Skyline Corp.                                                                                 149                     6,055
         William Lyon Homes, Inc.*                                                                   1,400                   217,280
                                                                                                                    ________________
                                                                                                                             391,763
                                                                                                                    ________________

     HOUSEHOLD APPLIANCES -- 0.0%
         Applica, Inc.*                                                                                266                       444
         Sonic Solutions*                                                                              575                    12,363
                                                                                                                    ________________
                                                                                                                              12,807
                                                                                                                    ________________

     HOUSEWARES -- 0.0%
         Libbey, Inc.                                                                                  303                     4,606
                                                                                                                    ________________
                                                                                                                               4,606
                                                                                                                    ________________

     INDUSTRIAL MACHINERY -- 0.0%
         Applied Industrial Technologies, Inc.                                                         647                    23,214
                                                                                                                    ________________
                                                                                                                              23,214
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----


     LUMBER & WOOD PRODUCTS -- 0.0%
         Deltic Timber Corp.                                                                           267                    12,295
                                                                                                                    ________________
                                                                                                                              12,295
                                                                                                                    ________________

     MACHINE TOOLS -- 0.0%
         Milacron, Inc.*                                                                               681                     1,212
                                                                                                                    ________________
                                                                                                                               1,212
                                                                                                                    ________________

     MACHINERY & HEAVY EQUIPMENT -- 0.3%
         Astec Industries, Inc.*                                                                       485                    13,769
         Columbus McKinnon Corp.*                                                                    2,800                    66,248
         Freightcar America, Inc.*                                                                     900                    36,702
         JLG Industries, Inc.                                                                        1,146                    41,932
                                                                                                                    ________________
                                                                                                                             158,651
                                                                                                                    ________________

     MANUFACTURED HOMES -- 0.0%
         Champion Enterprises, Inc.*                                                                 1,558                    23,027
                                                                                                                    ________________
                                                                                                                              23,027
                                                                                                                    ________________

     MEDICAL & DENTAL SUPPLIES -- 0.2%
         Medicis Pharmaceutical Corp. - Class A                                                      1,281                    41,709
         Merit Medical Systems, Inc.*                                                                  575                    10,201
         Sybron Dental Specialties, Inc.*                                                            1,617                    67,235
                                                                                                                    ________________
                                                                                                                             119,145
                                                                                                                    ________________

     MEDICAL EQUIPMENT & SUPPLIES -- 0.9%
         Advanced Neuromodulation Systems, Inc.*                                                       500                    23,730
         Diagnostic Products Corp.                                                                   3,386                   178,544
         ResMed, Inc.*                                                                                 789                    62,844
         Respironics, Inc.*                                                                          4,539                   191,455
         STERIS Corp.                                                                                  750                    17,843
                                                                                                                    ________________
                                                                                                                             474,416
                                                                                                                    ________________

     MEDICAL PRODUCTS -- 2.1%
         American Medical Systems Holdings, Inc.*                                                    9,864                   198,760
         Biolase Technology Corp.                                                                      402                     2,866
         Bradley Pharmamaceutical, Inc.*                                                               400                     4,368
         Circor International, Inc.                                                                  2,000                    54,900
         Cyberonics, Inc.*                                                                             521                    15,547
         DJ Orthopedics, Inc.*                                                                       3,870                   111,998
         Haemonetics Corp.*                                                                            551                    26,189
         Hologic, Inc.*                                                                                449                    25,930
         ICU Medical, Inc.*                                                                            296                     8,513
         Immucor, Inc.*                                                                                979                    26,864
         Integra LifeSciences Holdings*                                                                565                    21,617
         Invacare Corp.                                                                                684                    28,502
         Kensey Nash Corp.*                                                                            250                     7,665
         Mentor Corp.                                                                                5,556                   305,636



WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----


         Mueller Industries, Inc.                                                                    6,690                   185,781
         Osteotech, Inc.*                                                                              363                     2,080
         PolyMedica Corp.                                                                              599                    20,929
         Possis Medical, Inc.*                                                                         258                     2,828
         The Cooper Cos., Inc.                                                                         991                    75,921
         Theragenics Corp.*                                                                            937                     2,764
         Viasys Healthcare, Inc.*                                                                      680                    16,993
         Vital Signs, Inc.                                                                             244                    11,246
                                                                                                                    ________________
                                                                                                                           1,157,897
                                                                                                                    ________________

     METAL FABRICATION -- 0.1%
         Commercial Metals Co.                                                                       1,277                    43,086
         Kaydon Corp.                                                                                  613                    17,415
         Wolverine Tube, Inc.*                                                                         199                     1,493
                                                                                                                    ________________
                                                                                                                              61,994
                                                                                                                    ________________

     METAL PRODUCTS -- 2.0%
         Brush Engineered Materials, Inc.*                                                             467                     7,416
         Carpenter Technology Corp.                                                                  3,624                   212,403
         Castle (A.M.) & Co.*                                                                          410                     7,175
         Chaparral Steel Co.*                                                                          473                    11,929
         Material Sciences Corp.*                                                                      229                     3,451
         Quanex Corp.                                                                                6,582                   435,860
         Reliance Steel & Aluminum Co.                                                               3,110                   164,612
         RTI International Metals, Inc.*                                                               524                    20,619
         Ryerson Tull, Inc.                                                                            614                    13,078
         Steel Dynamics, Inc.                                                                        5,650                   191,874
         Steel Technologies, Inc.                                                                      283                     7,338
                                                                                                                    ________________
                                                                                                                           1,075,755
                                                                                                                    ________________

     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.3%
         Regal-Beloit Corp.                                                                          5,667                   183,837
                                                                                                                    ________________
                                                                                                                             183,837
                                                                                                                    ________________

     MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 1.5%
         Cascade Corp.                                                                               2,700                   131,490
         Cognex Corp.                                                                                1,001                    30,100
         Gardner Denver, Inc.*                                                                       5,894                   262,872
         Kennametal, Inc.                                                                            2,000                    98,080
         Robbins & Myers, Inc.                                                                         360                     8,093
         Stewart & Stevenson Services, Inc.                                                            624                    14,882
         The Manitowoc Co., Inc.                                                                     5,193                   260,948
                                                                                                                    ________________
                                                                                                                             806,465
                                                                                                                    ________________

     MISC. MANUFACTURING INDUSTRIES -- 2.5%
         Advanced Energy Industries*                                                                   813                     8,748
         Albany International Corp.                                                                  5,694                   209,938
         Aleris International, Inc.*                                                                   628                    17,239
         Brady Corp. - Class A                                                                       1,052                    32,549
         C & D Technologies, Inc.                                                                      556                     5,232
         Checkpoint System, Inc.*                                                                      819                    19,427
         DSP Group, Inc.*                                                                            8,609                   220,907




WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----

         Fedders Corp.                                                                                 970                     2,076
         Gerber Scientific, Inc.*                                                                      540                     4,234
         HNI Corp.                                                                                   5,200                   313,144
         IDEX Corp.*                                                                                 1,801                    76,633
         Meade Instruments Corp.*                                                                      495                     1,317
         Myers Industries, Inc.                                                                        750                     8,730
         Oshkosh Truck Corp.                                                                         1,649                    71,171
         Paxar Corp.*                                                                                  865                    14,575
         Prestige Brands Holdings, Inc.*                                                            19,000                   234,080
         Sturm, Ruger & Co., Inc.                                                                      703                     6,468
         The Toro Co.                                                                                1,000                    36,760
         Valmont Industries, Inc.                                                                      521                    15,297
         Vicor Corp.                                                                                   723                    10,953
         Wabash National Corp.                                                                         662                    13,015
         Wilson Greatbatch Technologies, Inc.*                                                         466                    12,787
         WMS Industries, Inc.*                                                                         665                    18,706
                                                                                                                    ________________
                                                                                                                           1,353,986
                                                                                                                    ________________

     PAPER PRODUCTS -- 0.3%
         Buckeye Technologies, Inc.*                                                                   813                     6,602
         Caraustar Industries, Inc.*                                                                   692                     7,598
         Glatfelter                                                                                  8,500                   119,765
         Neenah Paper, Inc.                                                                            330                     9,669
         Pope & Talbot, Inc.                                                                           407                     4,155
         Rock Tenn Co. - Class A                                                                       778                    11,748
         Schweitzer-Mauduit International, Inc.                                                        325                     7,254
         Wausau-Mosinee Paper Corp.                                                                  1,123                    14,049
                                                                                                                    ________________
                                                                                                                             180,840
                                                                                                                    ________________

     PHARMACEUTICAL PREPARATIONS -- 0.6%
         Alpharma, Inc. - Class A                                                                    1,143                    28,426
         Bio-Rad Laboratories, Inc. - Class A*                                                         700                    38,493
         Connective Corp.*                                                                             775                    13,105
         MGI Pharma, Inc.*                                                                           1,546                    36,037
         Noven Pharmaceuticals, Inc.*                                                                  514                     7,196
         Perrigo Co.                                                                                 3,800                    54,378
         Priority Healthcare Corp. - Class B*                                                          833                    23,207
         Regeneron Pharmaceuticals, Inc.*                                                            1,216                    11,540
         Savient Pharmaceuticals, Inc.*                                                              1,211                     4,565
         United Therapeutics Corp.*                                                                  1,300                    90,740
         USANA Health Sciences, Inc.*                                                                  222                    10,589
                                                                                                                    ________________
                                                                                                                             318,276
                                                                                                                    ________________

     PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.0%
         Analogic Corp.                                                                                300                    15,123
         ArthroCare Corp.*                                                                             514                    20,673
         Biosite Diagnostics, Inc.*                                                                    355                    21,960
         Conmed Corp.*                                                                                 653                    18,206
         Datascope Corp.                                                                             8,425                   261,344
         Edwards Lifesciences Corp.*                                                                 2,200                    97,702
         SurModics, Inc.*                                                                              382                    14,780
         Techne Corp.*                                                                               2,000                   113,960
                                                                                                                    ________________
                                                                                                                             563,748
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----


     RECREATIONAL VEHICLES -- 0.2%
         Arctic Cat, Inc.                                                                              445                     9,140
         Coachmen Industries, Inc.                                                                     406                     4,665
         Fleetwood Enterprises, Inc.*                                                                1,205                    14,822
         Monaco Coach Corp.                                                                            641                     9,448
         Polaris Industries, Inc.                                                                      965                    47,816
                                                                                                                    ________________
                                                                                                                              85,891
                                                                                                                    ________________

     SEMICONDUCTORS -- 1.2%
         Actel Corp.*                                                                                  627                     9,066
         ATMI, Inc.*                                                                                   821                    25,451
         Axcelis Technologies, Inc.*                                                                 2,179                    11,374
         Brooks Automation, Inc.*                                                                      973                    12,970
         Cabot Microelectronics Corp.*                                                               3,800                   111,644
         ESS Technology, Inc.*                                                                         631                     2,240
         Exar Corp.*                                                                                   911                    12,772
         Helix Technology Corp.                                                                        570                     8,408
         Intermagnetics General Corp.*                                                                 558                    15,591
         Kulicke & Soffa Industries, Inc.*                                                           1,259                     9,128
         Microsemi Corp.*                                                                            1,299                    33,176
         Pericom Semiconductor Corp.*                                                                  690                     6,100
         PortalPlayer, Inc.*                                                                         3,100                    85,033
         Power Integrations, Inc.*                                                                     674                    14,660
         Rudolph Technologies, Inc.*                                                                   368                     4,957
         Sigmatel, Inc.*                                                                             2,500                    50,600
         Skyworks Solutions, Inc.*                                                                   3,767                    26,444
         Standard Microsystems Corp.*                                                                  464                    13,878
         Supertex, Inc.*                                                                               215                     6,448
         Ultratech, Inc.*                                                                            8,519                   132,811
         Varian Semiconductor Equipment Associates, Inc.*                                              793                    33,599
                                                                                                                    ________________
                                                                                                                             626,350
                                                                                                                    ________________

     TELECOMMUNICATIONS EQUIPMENT -- 1.4%
         Applied Innovation, Inc.*                                                                  27,000                   103,950
         Applied Signal Technology, Inc.                                                               185                     3,530
         Audiovox Corp. - Class A*                                                                     503                     7,032
         Brooktrout, Inc.*                                                                             351                     4,552
         C-COR.net Corp.*                                                                              856                     5,778
         Captaris, Inc.*                                                                               879                     3,305
         Commonwealth Telephone Enterprises, Inc.                                                      459                    17,304
         CommScope, Inc.*                                                                            5,350                    92,769
         Comtech Telecommunications Corp.*                                                             944                    39,148
         Ditech Communications Corp.*                                                                  500                     3,370
         Essex Corp.*                                                                                4,000                    86,680
         Harmonic, Inc.*                                                                             1,572                     9,149
         KVH Industries, Inc.*                                                                      14,500                   141,375
         Network Equipment Technologies, Inc.*                                                         347                     1,600
         Symmetricom, Inc.*                                                                            988                     7,647
         Synaptics, Inc.*                                                                              607                    11,412
         Tekelec*                                                                                   10,000                   209,500
         Tollgrade Communications, Inc.*                                                               401                     3,392
         Viasat, Inc.*                                                                                 585                    15,005
                                                                                                                    ________________
                                                                                                                             766,498
                                                                                                                    ________________

     TOBACCO -- 0.0%
         Alliance One International, Inc.                                                            1,142                     4,043
                                                                                                                    ________________
                                                                                                                               4,043
                                                                                                                    ________________
     TOTAL MANUFACTURING                                                                                                  17,636,596
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----



   MINING -- 0.4%
         Century Aluminum Co.*                                                                         698                    15,691
         Cleveland-Cliffs, Inc.                                                                      2,369                   206,364
                                                                                                                    ________________
     TOTAL MINING                                                                                                            222,055
                                                                                                                    ________________

   OIL & GAS -- 8.4%
     CRUDE PETROLEUM & NATURAL GAS -- 1.0%
         Cabot Oil & Gas Corp.                                                                       2,183                   110,263
         Frontier Oil Corp.                                                                          5,853                   259,581
         KCS Energy, Inc.*                                                                           2,300                    63,319
         Southwestern Energy Co.*                                                                    1,835                   134,689
                                                                                                                    ________________
                                                                                                                             567,852
                                                                                                                    ________________

     DRILLING OIL & GAS WELLS -- 1.7%
         Atwood Oceanics, Inc.*                                                                      2,829                   238,230
         Grey Wolf, Inc.*                                                                           12,000                   101,160
         Helmerich & Payne, Inc.                                                                     4,900                   295,911
         Todco - Class A                                                                             6,700                   279,457
                                                                                                                    ________________
                                                                                                                             914,758
                                                                                                                    ________________

     OIL & GAS EXPLORATION -- 4.5%
         Alon Usa Energy, Inc.*                                                                      6,800                   164,220
         Berry Petroleum Co. - Class A                                                               2,150                   143,384
         Bois d'Arc Energy, Inc.*                                                                    3,600                    61,956
         Cimarex Energy Co.*                                                                         7,803                   353,709
         Energen Corp.                                                                               1,586                    68,610
         Houston Exploration Co.*                                                                    3,400                   228,650
         Penn Virginia Corp.                                                                           400                    23,084
         Petroleum Development Corp.*                                                                  365                    13,994
         Remington Oil & Gas Corp.*                                                                  5,105                   211,858
         Spinnaker Exploration Co.*                                                                    740                    47,871
         St. Mary Land & Exploration Co.                                                             2,948                   107,897
         Stone Energy Corp.*                                                                           583                    35,586
         Swift Energy Co.*                                                                             614                    28,091
         Unit Corp.*                                                                                10,104                   558,548
         Vintage Petroleum, Inc.                                                                     1,219                    55,660
         W&T Offshore, Inc.*                                                                         9,400                   304,842
                                                                                                                    ________________
                                                                                                                           2,407,960
                                                                                                                    ________________

     OIL FIELD MACHINERY & EQUIPMENT -- 1.2%
         CARBO Ceramics, Inc.                                                                          526                    34,711
         Dresser-Rand Group, Inc.*                                                                     300                     7,389
         Dril-Quip, Inc*                                                                               288                    13,824
         Hydril Co.*                                                                                 2,907                   199,536
         Lone Star Technologies, Inc.*                                                               3,532                   196,344
         Maverick Tube Corp.*                                                                          928                    27,840
         Oil States International, Inc.*                                                             4,800                   174,288
                                                                                                                    ________________
                                                                                                                             653,932
                                                                                                                    ________________
     TOTAL OIL & GAS                                                                                                       4,544,502
                                                                                                                    ________________



WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----


   REAL ESTATE -- 0.5%
         Jones Lang LaSalle, Inc.*                                                                   2,600                   119,756
         Trammell Crow Co.*                                                                          6,000                   148,080
                                                                                                                    ________________
     TOTAL REAL ESTATE                                                                                                       267,836
                                                                                                                    ________________

   REAL ESTATE INVESTMENT TRUSTS -- 2.8%
         Acadia Realty Trust                                                                           700                    12,593
         Brandywine Realty Trust                                                                     5,000                   155,450
         Capital Automotive                                                                            937                    36,271
         CBL &  Associates, Inc.                                                                     4,300                   176,257
         Colonial Properties Trust                                                                     915                    40,699
         Commercial Net Lease Realty                                                                 1,130                    22,600
         Eastgroup Properties, Inc.                                                                    500                    21,875
         Entertainment Properties Trust                                                                554                    24,725
         Essex Property Trust, Inc.                                                                    535                    48,150
         Gables Residential Trust                                                                      638                    27,849
         Glenborough Realty Trust, Inc.                                                                692                    13,286
         Kilroy Realty Corp.*                                                                          619                    34,683
         KKR Financial Corp.                                                                        10,000                   222,401
         Lexington Corporate Properties Trust                                                        1,055                    24,845
         New Century Financial Corp.                                                                 1,261                    45,736
         Parkway Properties, Inc.                                                                      285                    13,372
         Reckson Associates Realty Corp.                                                             5,500                   190,025
         Shurgard Storage Centers, Inc. - Class A                                                    1,083                    60,507
         Sovran Self Storage, Inc.                                                                     348                    17,035
         Washington Real Estate Investment Trust                                                     5,500                   171,105
         Weingarten Realty, Inc.                                                                     3,900                   147,615
                                                                                                                    ________________
     TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                                   1,507,079
                                                                                                                    ________________

   SERVICES -- 12.3%
     ADVERTISING -- 0.3%
         ADVO, Inc.                                                                                    665                    20,808
         Ventiv Health, Inc.*                                                                        6,300                   165,123
                                                                                                                    ________________
                                                                                                                             185,931
                                                                                                                    ________________

     BUSINESS SERVICES -- 2.3%
         Administaff, Inc.                                                                           3,906                   155,224
         Bell Microproducts, Inc.*                                                                     464                     4,654
         CDI Corp.                                                                                     367                    10,841
         EMCOR Group, Inc.*                                                                            334                    19,806
         FileNet Corp.*                                                                                863                    24,078
         G & K Services, Inc. - Class A                                                                461                    18,159
         Harland (John H.) Co.                                                                         610                    27,084
         Heidrick & Struggles International, Inc.*                                                     417                    13,502
         Input/Output, Inc.*                                                                         1,678                    13,390
         Inter-Tel, Inc.                                                                               566                    11,886
         Kenexa Corp.*                                                                               9,500                   118,940
         Labor Ready, Inc.*                                                                         20,909                   536,315
         MAXIMUS, Inc.                                                                                 474                    16,946
         NCO Group, Inc.*                                                                              701                    14,483
         On Assignment, Inc.*                                                                          622                     5,318
         Pegasus Solutions, Inc.*                                                                      472                     4,239



WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----


         PRG-Schultz International, Inc.*                                                            1,553                     4,675
         Rewards Network, Inc.*                                                                        288                     1,967
         Spherion Corp.*                                                                             1,319                    10,024
         Tetra Tech, Inc.*                                                                           1,225                    20,605
         United Stationers, Inc.*                                                                    2,121                   101,511
         URS Corp.*                                                                                    943                    38,088
         Vertrue, Inc.*                                                                                172                     6,252
         Watson Wyatt & Company Holdings                                                               956                    25,764
                                                                                                                    ________________
                                                                                                                           1,203,751
                                                                                                                    ________________

     CASINO SERVICES -- 0.0%
         Shuffle Master, Inc.*                                                                         760                    20,087
                                                                                                                    ________________
                                                                                                                              20,087
                                                                                                                    ________________

     COMMERCIAL SERVICES -- 0.7%
         ABM Industries, Inc.                                                                        1,061                    22,079
         Arbitron, Inc.                                                                                675                    26,892
         Central Parking Corp.                                                                         794                    11,870
         Chemed Corp.                                                                                  544                    23,577
         Consolidated Graphics, Inc.*                                                                  301                    12,958
         eFUNDS Corp.*                                                                               1,065                    20,054
         Global Payments, Inc.                                                                         837                    65,052
         Healthcare Services Group, Inc.                                                               450                     8,663
         Insituform Technologies, Inc.*                                                                579                    10,011
         Interface, Inc. - Class A*                                                                  1,129                     9,326
         Mobile Mini, Inc.*                                                                            346                    14,999
         Offshore Logistics, Inc.*                                                                     507                    18,759
         PARAXEL International Corp.*                                                                  567                    11,391
         Pre-Paid Legal Services, Inc.                                                                 340                    13,158
         SOURCECORP, Inc.*                                                                             380                     8,147
         StarTek, Inc.                                                                                 245                     3,234
         Steiner Leisure Ltd.*                                                                       1,520                    51,634
         The Shaw Group, Inc.*                                                                       1,811                    44,659
         Viad Corp.                                                                                    520                    14,222
         Volt Information Sciences, Inc.*                                                              332                     6,746
                                                                                                                    ________________
                                                                                                                             397,431
                                                                                                                    ________________

     EDUCATIONAL SERVICES -- 0.3%
         ITT Educational Services, Inc.*                                                             2,950                   145,583
                                                                                                                    ________________
                                                                                                                             145,583
                                                                                                                    ________________

     INTERNET SERVICES -- 1.1%
         Coinstar, Inc.*                                                                               578                    10,699
         CPI Corp.                                                                                      76                     1,337
         Digital Insight Corp.*                                                                        775                    20,197
         Internet Security Systems, Inc.*                                                            1,001                    24,034
         Mantech International Corp. - Class A*                                                        578                    15,265
         Miva, Inc.*                                                                                   655                     3,950
         PC-Tel, Inc.*                                                                                 573                     5,386
         Priceline.com, Inc.*                                                                        5,800                   112,056
         Proquest Co.*                                                                               1,900                    68,780
         Secure Computing Corp.*                                                                    13,600                   154,360
         Verity, Inc.*                                                                                 699                     7,423
         WebEx Communications, Inc.*                                                                   972                    23,824
         Websense, Inc.*                                                                             2,708                   138,677
         Zix Corp.*                                                                                    228                       456
                                                                                                                    ________________
                                                                                                                             586,444
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----

     MEDICAL & HEALTH SERVICES -- 3.8%
         American Healthways, Inc.*                                                                    717                    30,401
         AMERIGROUP Corp.*                                                                           4,977                    95,160
         AmSurg Corp.*                                                                                 636                    17,401
         Angelica Corp.                                                                                236                     4,213
         Apria Healthcare Group, Inc.*                                                               6,360                   202,948
         Centene Corp.*                                                                              9,576                   239,687
         Cerner Corp.*                                                                                 744                    64,676
         Cross Country Healthcare, Inc.*                                                               695                    12,899
         Dendrite International, Inc.*                                                               7,458                   149,831
         Hooper Holmes, Inc.                                                                         1,644                     6,461
         IDEXX Laboratories, Inc.                                                                      731                    48,889
         Labone, Inc.*                                                                                 375                    16,313
         Lifepoint Hospitals, Inc.*                                                                  4,200                   183,666
         NDCHealth Corp.                                                                               785                    14,852
         Odyssey Healthcare, Inc.                                                                      797                    13,525
         Pediatrix Medical Group, Inc.*                                                              3,325                   255,427
         Pharmaceutical Product Development, Inc.*                                                   1,232                    70,852
         Radiation Therapy Services, Inc.*                                                           2,050                    65,313
         RehabCare Group, Inc.*                                                                        312                     6,402
         SFBC International, Inc.*                                                                     350                    15,537
         Sunrise Senior Living, Inc.*                                                                  445                    29,699
         United Surgical Partners International, Inc.*                                               3,930                   153,702
         Wellcare Group, Inc.*                                                                       8,600                   318,629
                                                                                                                    ________________
                                                                                                                           2,016,483
                                                                                                                    ________________

     OIL & GAS FIELD SERVICES -- 1.8%
         Cal Dive International, Inc.*                                                               6,586                   417,617
         Foundation Coal Holdings, Inc.                                                              2,950                   113,428
         Oceaneering International, Inc.*                                                              559                    29,856
         SEACOR Holdings, Inc.*                                                                        553                    40,137
         TETRA Technologies, Inc.*                                                                     738                    23,040
         Tidewater, Inc.                                                                             6,200                   301,754
         Veritas DGC, Inc.*                                                                            729                    26,696
         W-H Energy Services, Inc.*                                                                    605                    19,614
         World Fuel Services Corp.                                                                     500                    16,225
                                                                                                                    ________________
                                                                                                                             988,367
                                                                                                                    ________________

     PRINTING & PUBLISHING -- 0.0%
         Bowne & Co., Inc.                                                                             783                    11,189
         Thomas Nelson, Inc.                                                                           368                     6,904
                                                                                                                    ________________
                                                                                                                              18,093
                                                                                                                    ________________

     SANITARY SERVICES -- 0.4%
         Clean Harbors, Inc.*                                                                        2,100                    71,295
         Rollins, Inc.                                                                               4,245                    82,862
         Waste Connections, Inc.                                                                     1,661                    58,268
                                                                                                                    ________________
                                                                                                                             212,425
                                                                                                                    ________________



WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----



     TELECOMMUNICATIONS SERVICES -- 0.7%
         Brightpoint, Inc.*                                                                          6,450                   123,453
         Carrier Access Corp.*                                                                      18,000                    99,360
         Intrado, Inc.*                                                                                459                     8,276
         Novatel Wireless, Inc.*                                                                     4,000                    57,880
         UbiquiTel, Inc.*                                                                           10,000                    87,400
                                                                                                                    ________________
                                                                                                                             376,369
                                                                                                                    ________________

     TRANSPORTATION -- 0.9%
         Arkansas Best Corp.                                                                           550                    19,179
         EGL, Inc.*                                                                                    740                    20,091
         Hub Group, Inc. - Class A*                                                                  5,500                   201,905
         Old Dominion Freight Line, Inc.*                                                            2,100                    70,329
         Pacer International, Inc.*                                                                  6,600                   173,976
                                                                                                                    ________________
                                                                                                                             485,480
                                                                                                                    ________________
     TOTAL SERVICES                                                                                                        6,636,444
                                                                                                                    ________________

   TRANSPORTATION -- 0.9%
     AIR TRANSPORTATION -- 0.3%
         AirTran Holdings, Inc.*                                                                     8,500                   107,610
         Frontier Airlines, Inc.*                                                                      886                     8,665
         Mesa Air Group, Inc.*                                                                         820                     6,765
         SkyWest, Inc.                                                                               1,252                    33,579
                                                                                                                    ________________
                                                                                                                             156,619
                                                                                                                    ________________

     MARINE -- 0.0%
         Kirby Corp.*                                                                                  541                    26,742
                                                                                                                    ________________
                                                                                                                              26,742
                                                                                                                    ________________

     RAILROADS -- 0.1%
         Genesee & Wyoming, Inc.*                                                                      600                    19,020
         Kansas City Southern Industries, Inc.*                                                      1,823                    42,494
                                                                                                                    ________________
                                                                                                                              61,514
                                                                                                                    ________________

     TRUCKING -- 0.5%
         A.S.V., Inc.*                                                                                 589                    13,341
         Forward Air Corp.                                                                             702                    25,862
         Heartland Express, Inc.                                                                     1,034                    21,032
         Knight Transportation, Inc.                                                                 1,085                    26,431
         Landstar System, Inc.*                                                                      1,407                    56,322
         Yellow Roadway Corp.*                                                                       2,896                   119,951
                                                                                                                    ________________
                                                                                                                             262,939
                                                                                                                    ________________
     TOTAL TRANSPORTATION                                                                                                    507,814
                                                                                                                    ________________

   UTILITIES -- 0.1%
     GAS UTILITIES -- 0.1%
         Southern Union Co.*                                                                         2,309                    59,502
                                                                                                                    ________________
                                                                                                                              59,502
                                                                                                                    ________________
     TOTAL UTILITIES                                                                                                          59,502
                                                                                                                    ________________


WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----



   WHOLESALE & RETAIL TRADE -- 9.4%
     MISCELLANEOUS RETAIL STORES -- 0.6%
         Cost Plus, Inc.*                                                                              475                     8,621
         TBC Corp.*                                                                                    485                    16,728
         Tractor Supply Co.*                                                                         6,232                   284,490
                                                                                                                    ________________
                                                                                                                             309,839
                                                                                                                    ________________

     RETAIL - HAIR SALONS -- 0.2%
         Regis Corp.                                                                                 3,100                   117,242
                                                                                                                    ________________
                                                                                                                             117,242
                                                                                                                    ________________

     RETAIL - MAIL ORDER -- 0.5%
         J. Jill Group, Inc.*                                                                        5,345                    84,558
         MSC Industrial Direct Co., Inc.                                                             5,460                   181,108
         Select Comfort Corp.*                                                                         803                    16,044
                                                                                                                    ________________
                                                                                                                             281,710
                                                                                                                    ________________

     RETAIL APPAREL & ACCESSORY STORES -- 3.1%
         Abercrombie & Fitch Co. - Class A                                                           7,300                   363,904
         AnnTaylor Stores Corp.*                                                                     4,000                   106,200
         Brown Shoe Co., Inc.                                                                          401                    13,233
         Burlington Coat Factory Warehouse Corp.                                                       381                    14,493
         Christopher & Banks Corp.                                                                     775                    10,749
         Dress Barn, Inc.*                                                                           6,945                   158,068
         Foot Locker, Inc.                                                                           7,500                   164,550
         Genesco, Inc.*                                                                                481                    17,912
         Goody's Family Clothing, Inc.                                                                 816                     6,177
         Hot Topic, Inc.*                                                                            1,016                    15,606
         New York & Co., Inc.*                                                                       7,500                   123,000
         Pacific Sunwear of California, Inc.*                                                        7,400                   158,656
         Shopko Stores, Inc.*                                                                          641                    16,358
         Stage Stores, Inc.*                                                                           585                    15,719
         Stein Mart, Inc.                                                                              786                    15,956
         The Cato Corp. - Class A                                                                      678                    13,513
         The Children's Place Retail Stores, Inc.*                                                   2,937                   104,675
         The Finish Line, Inc. - Class A                                                             1,000                    14,590
         The Men's Wearhouse, Inc.*                                                                  6,543                   174,698
         The Stride Rite Corp.                                                                      12,499                   160,237
         Too, Inc.*                                                                                    751                    20,600
                                                                                                                    ________________
                                                                                                                           1,688,894
                                                                                                                    ________________

     RETAIL DRUG STORES -- 0.3%
         Long's Drug Stores Corp.                                                                    3,999                   171,517
                                                                                                                    ________________
                                                                                                                             171,517
                                                                                                                    ________________



WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----


     RETAIL EATING & DRINKING PLACES -- 1.2%
         CEC Entertainment, Inc.*                                                                      791                    25,122
         IHOP Corp.                                                                                    436                    17,763
         Jack in the Box, Inc.*                                                                      4,601                   137,616
         Landry's Restaurants, Inc.                                                                    465                    13,625
         Lone Star Steakhouse & Saloon, Inc.                                                           443                    11,518
         O' Charleys, Inc.*                                                                            463                     6,626
         P.F. Chang's China Bistro, Inc.*                                                              563                    25,239
         Panera Bread Co. - Class A*                                                                   661                    33,830
         Papa John's International, Inc.*                                                            1,467                    73,526
         RARE Hospitality International, Inc.*                                                         742                    19,069
         Red Robin Gourmet Burgers, Inc.*                                                              300                    13,752
         Ruby Tuesday, Inc.                                                                          4,200                    91,392
         Ryan's Restaurant Group, Inc.*                                                                906                    10,573
         Sonic Corp.*                                                                                4,690                   128,272
         The Steak 'n Shake Co.*                                                                       599                    10,872
         Triarc Cos., Inc. - Class B                                                                 1,398                    21,347
                                                                                                                    ________________
                                                                                                                             640,142
                                                                                                                    ________________

     RETAIL FURNITURE STORES -- 0.0%
         Haverty Furniture Cos., Inc.                                                                  490                     5,993
                                                                                                                    ________________
                                                                                                                               5,993
                                                                                                                    ________________

     RETAIL GROCERY STORES -- 0.0%
         Great Atlantic & Pacific Tea Co., Inc.*                                                       390                    11,060
                                                                                                                    ________________
                                                                                                                              11,060
                                                                                                                    ________________

     RETAIL MERCHANDISING -- 0.2%
         Department 56, Inc.*                                                                          216                     2,700
         Fred's, Inc.                                                                                  859                    10,746
         Group 1 Automotive, Inc.*                                                                     506                    13,966
         Hibbett Sporting Goods, Inc.*                                                                 765                    17,021
         JAKKS Pacific, Inc.*                                                                          574                     9,316
         The Pantry, Inc.*                                                                           1,500                    56,055
         The Pep Boys - Manny, Moe & Jack                                                            1,244                    17,217
                                                                                                                    ________________
                                                                                                                             127,021
                                                                                                                    ________________

     SPECIALTY RETAIL STORES -- 1.5%
         Aaron Rents, Inc.                                                                           1,084                    22,927
         Barnes & Noble, Inc.*                                                                       8,000                   301,599
         Casey's General Stores, Inc.                                                                1,091                    25,311
         Cash America International, Inc.                                                            1,322                    27,432
         Conn's, Inc.*                                                                               1,800                    49,896
         Electronics Boutique Holdings*                                                                268                    16,841
         Gamestop Corp. -  Class B*                                                                  1,105                    31,371
         Guitar Center, Inc.*                                                                        3,101                   171,206
         Hancock Fabrics, Inc.                                                                         268                     1,804
         Jo-Ann Stores, Inc.*                                                                          495                     8,564
         Linens 'N Things, Inc.*                                                                       984                    26,273
         Movie Gallery, Inc.                                                                           676                     7,024
         School Specialty, Inc.*                                                                       496                    24,195
         Sonic Automotive, Inc.                                                                        905                    20,109
         Standard Register Co.                                                                         625                     9,344
         The Nautilus Group, Inc.                                                                      716                    15,802
         Zale Corp.*                                                                                 1,212                    32,942
                                                                                                                    ________________
                                                                                                                             792,640
                                                                                                                    ________________



WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----


     WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.3%
         Ruddick Corp.                                                                               6,100                   140,605
         United Natural Foods, Inc.*                                                                   872                    30,834
                                                                                                                    ________________
                                                                                                                             171,439
                                                                                                                    ________________

     WHOLESALE - INDUSTRIAL SUPPLIES -- 0.5%
         Hughes Supply, Inc.                                                                         1,437                    46,846
         Lawson Products, Inc.                                                                         203                     7,454
         Wesco International, Inc.*                                                                  6,150                   208,301
                                                                                                                    ________________
                                                                                                                             262,601
                                                                                                                    ________________

     WHOLESALE - LUMBER & CONSTRUCTION MATERIAL -- 0.2%
         Building Materials Holding Corp.                                                            1,000                    93,190
                                                                                                                    ________________
                                                                                                                              93,190
                                                                                                                    ________________

     WHOLESALE MISCELLANEOUS -- 0.7%
         BJ's Wholesale Club, Inc.*                                                                  5,300                   147,340
         Nash Finch Co.                                                                                295                    12,446
         Owens & Minor, Inc.                                                                         4,732                   138,884
         Performance Food Group Co.*                                                                   903                    28,499
         ScanSource, Inc.*                                                                             275                    13,404
         Watsco, Inc.                                                                                  582                    30,910
                                                                                                                    ________________
                                                                                                                             371,483
                                                                                                                    ________________

     WHOLESALE-SPORTING & RECREATION GOODS -- 0.1%
         SCP Pool Corp.                                                                              1,137                    39,715
                                                                                                                    ________________
                                                                                                                              39,715
                                                                                                                    ________________
     TOTAL WHOLESALE & RETAIL TRADE                                                                                        5,084,486
                                                                                                                    ________________
     TOTAL COMMON STOCK
       (Cost $40,405,728)                                                                                                 50,474,310
                                                                                                                    ________________
EXCHANGE TRADED FUNDS -- 5.8%
         iShares S&P SmallCap 600 Value Fund                                                        48,630                 3,112,806
                                                                                                                    ________________

     TOTAL EXCHANGE TRADED FUNDS
       (Cost $2,896,493)                                                                                                   3,112,806
                                                                                                                    ________________

WT MUTUAL FUND / Wilmington Multi-Manager Small-Cap Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                   Value
                                                                                                  ------                   -----
SHORT-TERM INVESTMENTS -- 1.0%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                       259,437                   259,437
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                       259,434                   259,434
                                                                                                                    ________________

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $518,871)                                                                                                       518,871
                                                                                                                    ________________

TOTAL INVESTMENTS -- 100.0%
     (Cost $43,821,092) +                                                                                           $     54,105,987
                                                                                                                    ================

----------------
*   Non-income producing security.
+ The cost for Federal income tax purposes was $43,901,451. At September 30, 2005 net unrealized appreciation was $10,204,536. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,699,334 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,494,798.
(1) Formerly the Wilmington Small Cap Strategic Allocation Fund.

WT Mutual Fund / Wilmington Multi-Manager International Fund(1)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                 Value
                                                                                                   ------                 -----
COMMON STOCK -- 97.9%
   AUSTRALIA -- 4.6%
         Aristocrat Leisure, Ltd. (Recreation, Other Consumer Goods)                                24,210          $        219,082
         Australia & New Zealand Banking Group, Ltd. (Financial Services)                           15,925                   291,867
         Australian Stock Exchange, Ltd. (Financial Services)                                       40,237                   833,316
         AXA Asia Pacific Holdings, Ltd. (Insurance)                                                80,251                   297,839
         BHP Billiton, Ltd. (Metals & Mining)                                                      253,295                 4,303,790
         Brambles Industries, Ltd. (Diversified-Commercial Services)                               106,379                   719,754
         Coca-Cola Amatil, Ltd. (Beverages)                                                          5,275                    31,863
         Cochlear, Ltd. (Precision Instruments & Medical Supplies)                                   1,186                    35,512
         Commonwealth Bank of Australia (Banks)                                                     74,146                 2,174,836
         CSL, Ltd. (Pharmaceutical Preparations)                                                    13,912                   407,958
         DB RREEF Trust (Financial Services)                                                       410,914                   429,899
         General Property Trust (Real Estate)                                                      106,629                   317,566
         Investa Property Group (Real Estate)                                                      320,356                   511,297
         Leighton Holdings, Ltd. (Building & Constructions Materials)                               33,608                   365,723
         Lend Lease Corp., Ltd. (Real Estate)                                                       20,072                   214,592
         Macquarie Airports (Transportation Services)                                              357,228                   894,775
         Macquarie Bank, Ltd. (Financial Services)                                                   5,417                   311,700
         Macquarie Infrastructure Group (Transportation Services)                                  212,192                   649,782
         Mayne Group Ltd. (Pharmaceutical Preparations)                                            203,739                   837,049
         Newcrest Mining, Ltd. (Metals & Mining)                                                   117,518                 1,882,801
         News Corp.- Class B (Broadcasting & Publishing)                                            22,608                   373,032
         Patrick Corp., Ltd. (Transportation-Road & Rail)                                           64,818                   341,043
         Qantas Airways, Ltd. (Transportation-Airlines)                                            143,896                   370,317
         Rinker Group, Ltd. (Building & Construction Materials)                                     25,068                   317,394
         Rio Tinto, Ltd. (Metals & Mining)                                                          91,426                 4,129,006
         Santos, Ltd. (Oil & Gas-Exploration & Production)                                         107,455                 1,026,546
         Stockland Trust Group (Real Estate)                                                        20,720                    97,469
         Suncorp-Metway, Ltd. (Financial Services)                                                  34,391                   517,638
         Telstra Corp., Ltd. (Telecommunications)                                                  128,303                   398,773
         Transurban Group (Transportation Services)                                                 37,757                   207,599
         Westpac Banking Corp., Ltd. (Banks)                                                        45,551                   733,964
         Woolworths, Ltd. (Retail Food Stores)                                                      40,441                   513,581
                                                                                                                    ________________
     TOTAL AUSTRALIA                                                                                                      24,757,363
                                                                                                                    ________________

   AUSTRIA -- 1.8%
         Bank Austria Creditanstalt (Banks)                                                         21,699                 2,432,743
         Erste Bank der oesterreichischen Sparkassen AG (Banks)                                      6,491                   348,251
         Flughafen Wien AG (Transportation Services)                                                 5,222                   352,570
         Immofinanz Immobilien Anlagen AG* (Real Estate)                                            55,791                   542,150
         Oesterreichische Elektrizitaetswirtschafts AG (Verbund) - Class A (Electric
         Companies & Systems)                                                                          418                   147,156
         OMV AG (Petroleum Refining)                                                                53,393                 3,180,676
         Raiffeisen International Bank-Holding AG* (Banks)                                          13,464                   901,734
         Telekom Austria AG (Telecommunications)                                                    31,415                   626,838
         Voestalpine AG (Iron & Steel)                                                               8,589                   757,801
         Wienerberger AG (Building & Construction Materials)                                        10,030                   396,518
                                                                                                                    ________________
     TOTAL AUSTRIA                                                                                                         9,686,437
                                                                                                                    ________________

   BELGIUM -- 1.3%
         Almancora Comm. Va. (Financial Services)                                                    4,171                   413,615
         Fortis (Financial Services)                                                               149,312                 4,343,824
         InBev NV (Beverages)                                                                        5,949                   236,044
         KBC Bancassurance Holding NV (Banks)                                                       22,722                 1,846,404
                                                                                                                    ________________
     TOTAL BELGIUM                                                                                                         6,839,887
                                                                                                                    ________________

WT Mutual Fund / Wilmington Multi-Manager International Fund(1)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                 Value
                                                                                                   ------                 -----
   BRAZIL -- 0.1%
         Aracruz Celulose SA, ADR (Paper & Forest Products)                                          6,220                   252,408
         Companhia Vale do Rio Doce (CVRD)* (Metals & Mining)                                        3,200                         0
         Companhia Vale do Rio Doce (CVRD), ADR* (Metals & Mining)                                   2,600                   114,036
                                                                                                                    ________________
     TOTAL BRAZIL                                                                                                            366,444
                                                                                                                    ________________

   CANADA -- 0.7%
         Bema Gold Corp.* (Metals & Mining)                                                         59,989                   161,266
         Canadian Natural Resources, Ltd. (Oil & Gas-Exploration & Production)                      21,020                   950,844
         Centerra Gold, Inc.* (Metals & Mining)                                                      1,398                    28,813
         Eldorado Gold Corp.* (Metals & Mining)                                                     44,150                   156,347
         EnCana Corp. (Oil & Gas-Exploration & Production)                                          17,915                 1,047,331
         Ivanhoe Mines, Ltd.* (Metals & Mining)                                                      8,359                    70,583
         Petro-Canada (Oil & Gas-Exploration & Production)                                          12,568                   526,933
         Suncor Energy, Inc. (Petroleum Refining)                                                    4,537                   275,285
         Talisman Energy, Inc. (Oil & Gas-Exploration & Production)                                  6,330                   310,228
         Teck Cominco, Ltd. - Class B (Metals & Mining)                                              7,421                   333,453
                                                                                                                    ________________
     TOTAL CANADA                                                                                                          3,861,083
                                                                                                                    ________________

   CZECH REPUBLIC -- 0.8%
         Cesky Telecom as (Telecommunications)                                                      18,486                   370,062
         CEZ (Electric & Gas Utilies)                                                               14,101                   424,512
         Komercni Banka as (Banks)                                                                  26,046                 3,803,388
                                                                                                                    ________________
     TOTAL CZECH REPUBLIC                                                                                                  4,597,962
                                                                                                                    ________________

   DENMARK -- 0.8%
         Chr. Hansen Holding A/S - Class B (Food & Beverage)                                         2,255                   356,300
         Danske Bank A/S (Financial Services)                                                       21,837                   670,312
         H. Lundbeck A/S (Pharmaceutical Preparations)                                              32,900                   838,486
         Kobenhavns Lufthavne A/S (Transportation Services)                                          2,580                   647,324
         Royal Unibrew A/S (Beverages)                                                               2,075                   182,703
         TDC A/S (Telecommunications)                                                               24,200                 1,305,846
         Vestas Wind Systems A/S* (Energy Equipment & Services)                                     24,892                   603,228
                                                                                                                    ________________
     TOTAL DENMARK                                                                                                         4,604,199
                                                                                                                    ________________

   FINLAND -- 1.3%
         Fortum Oyj (Oil & Gas-Exploration & Production)                                            53,033                 1,067,783
         Neste Oil Oyj* (Oil & Gas-Exploration & Production)                                        26,772                   995,118
         Nokia Oyj (Telecommunications)                                                            246,623                 4,144,925
         Rautaruukki Oyj (Misc. Manufacturing Industries)                                           13,900                   313,216
         Stockmann Oyj Abp (Specialty Retail Stores)                                                 5,550                   225,565
         UPM-Kymmene Oyj (Paper & Forest Products)                                                  11,200                   224,829
                                                                                                                    ________________
     TOTAL FINLAND                                                                                                         6,971,436
                                                                                                                    ________________


WT Mutual Fund / Wilmington Multi-Manager International Fund(1)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                 Value
                                                                                                   ------                 -----
   FRANCE -- 9.4%
         Accor SA (Hotels, Other Lodging Places)                                                     2,317                   117,382
         Alcatel SA - Class A* (Telecommunications)                                                 94,503                 1,262,425
         Alstom* (Transportation Infrastructure)                                                     3,019                   143,774
         Atos Origin SA* (Computer Services)                                                         3,352                   237,832
         Autoroutes du Sud de la France (ASF) (Transportation Services)                             12,046                   699,293
         BNP Paribas SA (Financial Services)                                                       114,253                 8,712,613
         Bouygues SA (Misc. Manufacturing Industries)                                              192,671                 8,982,781
         Business Objects SA*  (Enterprise Software/Services)                                        2,023                    69,634
         Compagnie de Saint-Gobain (Building & Construction Materials)                               3,731                   215,287
         Compagnie Generale des Establissements Michelin (Tire & Rubber)                             3,017                   177,798
         Eurazeo (Financial Services)                                                                2,582                   265,537
         European Aeronautic Defence and Space Co. (EADS) (Aerospace &
         Defense)                                                                                   54,035                 1,921,841
         France Telecom SA (Telecommunications)                                                     46,606                 1,341,827
         Gaz de France (GDF)* (Oil & Gas-Exploration&Distribution)                                  10,692                   358,622
         Generale de Sante (Health Care Providers & Service)                                         5,809                   210,738
         JC Decaux SA* (Advertising)                                                                 8,181                   181,092
         L' Air Liquide SA (Misc. Manufacturing Industries)                                          5,612                 1,035,212
         Lafarge SA (Building Materials & Components)                                               27,946                 2,466,329
         LVMH Moet Hennessy Louis Vuitton SA (Diversified-Industrial & Consumer
         Products)                                                                                  32,312                 2,672,442
         Pernod-Ricard SA (Beverages)                                                                9,971                 1,765,960
         Pinault-Printemps-Redoute SA (Retail Department Stores)                                     5,425                   570,998
         Publicis Groupe SA (Advertising)                                                            6,927                   221,148
         Renault SA (Automobiles)                                                                    2,840                   269,814
         Sanofi-Synthelabo SA (Pharmaceutical Preparations)                                         22,015                 1,824,785
         Schneider Electric SA (Electrical Machinery, Equipment & Supplies)                          5,531                   438,116
         Societe BIC SA (Consumer Products)                                                          3,624                   215,055
         Societe des Autoroutes Paris-Rhin-Rhone (SAPRR)(Transportation
         Services)                                                                                   5,287                   356,640
         Societe Television Francaise 1 (Broadcasting & Publishing)                                 22,102                   588,104
         Sodexho Alliance SA (Retail Eating & Drinking Places)                                      11,321                   428,719
         Suez SA (Water Supply & Other Sanitary Services)                                          131,216                 3,804,715
         Total SA (Petroleum Refining)                                                              23,346                 6,392,193
         Union du Credit-Bail Immobilier (Unibail) (Real Estate)                                     5,496                   800,449
         Veolia Environment (Water Supply & Other Sanitary Services)                                 9,095                   384,994
         Vinci SA (Building & Construction Materials)                                               11,393                   984,180
         Vivendi Universal SA (Commercial Services)                                                 28,315                   927,185
                                                                                                                    ________________
     TOTAL FRANCE                                                                                                         51,045,514
                                                                                                                    ________________

   GERMANY -- 6.4%
         Adidas-Salomon AG (Sporting & Athletic Goods)                                               3,160                   550,827
         Allianz AG (Insurance)                                                                      2,719                   368,268
         BASF AG (Chemical & Allied Products)                                                      121,031                 9,120,042
         Bayerische Hypo-und Vereinsbank AG* (Banks)                                                23,324                   659,145
         Bilfinger Berger AG (Building & Construction Materials)                                     3,893                   209,334
         Commerzbank AG (Banks)                                                                     30,218                   827,012
         Continental AG (Tire & Rubber)                                                              2,865                   235,920
         DaimlerChrysler AG (Automobiles)                                                           11,675                   621,312
         Deutsche Bank AG (Financial Services)                                                      10,513                   986,366
         Deutsche Boerse AG (Financial Services)                                                     4,190                   401,607
         Deutsche Post AG (Transportation Services)                                                 45,634                 1,070,660
         Deutsche Postbank AG (Banks)                                                                2,003                   109,903
         Deutsche Telekom AG (Telecommunications)                                                   35,391                   646,010
         E.On AG (Electric Companies & Systems)                                                     39,491                 3,639,002
         Fraport AG (Transportation Services)                                                       27,223                 1,412,302
         Freenet.de AG* (Internet Services)                                                          2,103                    54,056
         Fresenius AG (Precision Instruments & Medical Supplies)                                     2,496                   321,092
         Fresenius Medical Care AG (Precision Instruments & Medical Supplies)                       10,387                   948,622
         Henkel KGaA (Cosmetics and Toiletries)                                                      5,695                   487,635
         Hypo Real Estate Holding AG (Banks)                                                         9,568                   485,189
         IVG Immobilien AG (Real Estate)                                                             7,238                   149,223
         KarstadtQuelle AG (Retail Department Stores)                                               20,276                   275,259
         Linde AG (Misc. Industrial Machinery & Equipment)                                           8,356                   617,560
         MAN AG (Misc. Industrial Machinery & Equipment)                                             7,470                   384,384
         Merck KGaA (Pharmaceutical Preparations)                                                   31,306                 2,643,212
         Metro AG (Specialty Retail Stores)                                                         11,859                   585,780
         Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)                                   1,972                   225,866
         Rhoen-Klinikum AG (Healthcare-Facility)                                                     2,477                    95,564
         RWE AG (Electric & Gas Utilities)                                                          30,339                 2,013,626
         Schering AG (Pharmaceutical Preparations)                                                  32,889                 2,085,723
         Siemens AG (Diversified-Industrial & Consumer Products)                                    14,278                 1,103,432
         TUI AG (Diversified-Industrial & Financial Services)                                       80,277                 1,715,043
                                                                                                                    ________________
     TOTAL GERMANY                                                                                                        35,048,976
                                                                                                                    ________________


WT Mutual Fund / Wilmington Multi-Manager International Fund(1)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                 Value
                                                                                                   ------                 -----
   GREECE -- 0.6%
         Alpha Bank AE (Banks)                                                                      11,900                   337,733
         Bank of Cyprus, Ltd. (Banks)                                                               21,360                   102,495
         Hellenic Telecommunications Organization SA (OTE)*
         (Telecommunications)                                                                       98,223                 1,970,547
         Intracom SA (Telecommunications)                                                           40,350                   280,212
         National Bank of Greece SA (Banks)                                                         12,147                   487,678
         Technical Olympic SA (Building & Construction)                                              3,230                    21,730
                                                                                                                    ________________
     TOTAL GREECE                                                                                                          3,200,395
                                                                                                                    ________________

   HONG KONG -- 1.0%
         ASM Pacific Technology, Ltd. (Misc. Industrial Machinery & Equipment)                      43,000                   209,242
         Bank of East Asia, Ltd. (Banks)                                                             6,200                    18,142
         Beijing Capital International Airport Co., Ltd. (Transportation Services)                 180,000                    78,889
         BOC Hong Kong (Holdings), Ltd. (Banks)                                                    161,500                   323,718
         Cathay Pacific Airways, Ltd. (Transportation-Airlines)                                     74,000                   131,636
         Cheung Kong (Holdings), Ltd. (Real Estate)                                                 41,000                   462,969
         China Merchants Holdings International Co., Ltd. (Transportation Services)                 96,000                   215,320
         Clear Media, Ltd.* (Commercial Services)                                                  153,000                   137,069
         CLP (Holdings), Ltd. (Electric Companies & Systems)                                        76,500                   456,076
         Giordano International, Ltd. (Retail Apparel & Accessory Stores)                          136,000                    93,790
         Hong Kong & China Gas Co., Ltd. (Gas Companies & Systems)                                  26,000                    53,624
         Hongkong Electric (Holdings), Ltd. (Electric Companies & Systems)                          12,000                    59,863
         Hutchinson Whampoa, Ltd. (Diversified-Industrial & Financial Services)                     74,000                   765,494
         Kerry Properties, Ltd. (Real Estate)                                                       72,000                   182,372
         Orient Overseas International, Ltd. (Transportation Services)                              12,000                    44,858
         Sino Land Co., Ltd. (Real Estate)                                                          70,000                    85,270
         SmarTone Telecommunications (Holdings), Ltd. (Telecommunications)                          38,500                    39,950
         Swire Pacific, Ltd. (Diversified-Industrial & Financial Services)                          57,500                   529,583
         Television Broadcasts, Ltd. (Telecommunications)                                           98,000                   599,414
         Texwinca Holdings, Ltd. (Textiles & Apparel)                                              224,854                   153,618
         The Wharf (Holdings), Ltd. (Real Estate)                                                  102,000                   397,731
         Weiqiao Textile Co., Ltd. (Textiles & Apparel)                                            239,998                   315,553
         Wing Hang Bank, Ltd. (Financial Services)                                                  14,000                   103,045
         Wumart Stores, Inc. (Retail Food Stores)                                                   91,631                   197,253
                                                                                                                    ________________
     TOTAL HONG KONG                                                                                                       5,654,479
                                                                                                                    ________________

   HUNGARY -- 1.1%
         EGIS Rt. (Pharmaceutical Preparations)                                                      4,172                   378,822
         Gedeon Richter Rt. (Pharmaceutical Preparations)                                            1,213                   219,141
         Magyar Tavkozlesi Rt. (Matav) (Telecommunications)                                        141,628                   731,924
         MOL Magyar Olaj-es Gazipari Rt. (Oil & Gas-Exploration & Production)                        3,817                   423,464
         OTP Bank Rt. (Banks)                                                                      105,826                 4,173,320
                                                                                                                    ________________
     TOTAL HUNGARY                                                                                                         5,926,671
                                                                                                                    ________________

   INDONESIA -- 0.1%
         PT Bank Mandiri (Banks)                                                                   833,123                   117,398
         PT Indofood Sukses Makmur Tbk (Food & Beverage)                                           523,500                    37,138
         PT Semen Gresik (Persero) Tbk (Building & Construction Materials)                          93,824                   165,947
         PT Telekomunikasi Indonesia (Telecommunications)                                          621,360                   323,060
                                                                                                                    ________________
     TOTAL INDONESIA                                                                                                         643,543
                                                                                                                    ________________


WT Mutual Fund / Wilmington Multi-Manager International Fund(1)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                 Value
                                                                                                   ------                 -----
   IRELAND -- 1.3%
         Allied Irish Banks PLC (London) (Banks)                                                    10,405                   222,042
         Bank of Ireland (London) (Banks)                                                            7,660                   120,982
         Celtic Resources Holdings PLC* (Metals & Mining)                                           17,856                    63,652
         CRH PLC (Building & Construction Materials)                                                 5,183                   140,912
         Depfa Bank PLC (Banks)                                                                      4,561                    73,411
         Dragon Oil PLC* (Oil & Gas-Exploration & Production)                                      163,878                   563,887
         Eircom Group PLC (Telecommunications)                                                      59,413                   140,397
         Fyffes PLC (Food & Beverage)                                                              119,073                   364,642
         Greencore Group PLC (Dublin) (Food & Beverage)                                             33,538                   145,970
         Independent Newspapers PLC (Broadcasting & Publishing)                                      9,122                    26,725
         Irish Life & Permanent PLC (Financial Services)                                             4,349                    79,437
         iShares Dow Jones Euro STOXX 50 (Index Fund)                                              107,376                 4,458,520
         Kerry Group PLC (Food & Beverage)                                                          18,113                   424,747
                                                                                                                    ________________
     TOTAL IRELAND                                                                                                         6,825,324
                                                                                                                    ________________

   ITALY -- 3.6%
         Assicurazioni Generali SPA (Insurance)                                                     34,567                 1,093,568
         Autostrada Torino-Milano SPA (Diversified Commercial Services)                              3,182                    65,602
         Banca Intesa SPA (Banks)                                                                  675,038                 2,946,165
         Banca Popolare dell'Emilia Romagna Scrl (Banks)                                             3,442                   179,148
         Banca Popolare di Milano Scrl (BPM) (Banks)                                                85,373                   877,476
         Banca Popolare di Sondrio Scrl (Banks)                                                     10,505                   154,517
         Banche Popolari Unite Scrl (Banks)                                                         23,409                   476,686
         Banco Popolare di Verona e Novara Scrl (Banks)                                             25,147                   475,696
         Beni Stabili SPA (Real Estate)                                                            149,930                   158,529
         Buzzi Unicem SPA (Building & Constructions Materials)                                      31,560                   497,697
         Capitalia SPA (Banks)                                                                      95,238                   522,447
         Cassa di Risparmio di Firenze SPA (Carifirenze) (Banks)                                   286,315                   827,605
         Credito Emiliano SPA (Banks)                                                               58,934                   631,667
         Eni SPA (Petroleum Refining)                                                               85,776                 2,555,399
         Finmeccanica SPA (Aerospace & Defense)                                                    269,878                 5,371,984
         IntesaBci SPA (Banks)                                                                      91,714                   428,754
         Italcementi SPA (Building & Construction Materials)                                        41,444                   650,568
         Luxottica Group SPA (Optical Instruments & Lenses)                                          9,865                   245,962
         Mediobanca SPA (Financial Services)                                                        17,252                   340,493
         Saipem SPA (Misc. Manufacturing Industries)                                                20,070                   339,489
         Societa Iniziative Autostradali e Servizi SPA (SIAS) (Transportation
         Services)                                                                                   5,595                    76,765
         Telecom Italia SPA - RNC (Telecommunications)                                              82,700                   230,822
         UniCredito Italiano SPA (Banks)                                                            38,363                   216,923
                                                                                                                    ________________
     TOTAL ITALY                                                                                                          19,363,962
                                                                                                                    ________________


WT Mutual Fund / Wilmington Multi-Manager International Fund(1)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                 Value
                                                                                                   ------                 -----
   JAPAN -- 20.1%
         Acom Co., Ltd. (Financial Services)                                                         1,090                    79,245
         Aderans Co., Ltd. (Cosmetics & Toiletries)                                                 33,700                   921,740
         Aeon Credit Service Co., Ltd. (Financial Services)                                          5,851                   425,893
         Aiful Corp. (Financial Services)                                                            2,925                   245,427
         Aisin Seiki Co., Ltd. (Auto Parts & Equipment)                                              6,800                   193,189
         Alps Electric Co., Ltd. (Electronic Equipment & Components)                                17,000                   276,434
         Amada Co. (Misc. Manufacturing Industries)                                                247,000                 1,972,252
         Amano Corp. (Electronic Equipment & Components)                                             5,000                    77,642
         Aoyama Trading Co., Ltd. (Retail Apparel & Accessory Stores)                               30,200                   852,656
         Astellas Pharma, Inc. (Pharmaceutical Preparations)                                         3,425                   129,034
         Autobacs Seven Co., Ltd. (Autoparts & Equipment)                                              600                    23,452
         Bridgestone Corp. (Tire & Rubber)                                                          12,000                   257,279
         Canon, Inc. (Computer & Office Equipment)                                                  63,681                 3,444,190
         Chubu Electric Power Co., Inc. (Electric Companies & Systems)                              41,500                 1,014,249
         Credit Saison Co., Ltd. (Financial Services)                                               23,761                 1,044,025
         Dai Nippon Printing Co., Ltd. (Commercial Printing)                                       207,000                 3,342,245
         Daihatsu Motor Co., Ltd. (Automobiles)                                                      8,000                    81,172
         Daiichi Sankyo Co., Ltd. *(Pharmaceutical Preparations)                                    14,300                   293,343
         Daiwa Securities Group, Inc. (Financial Services)                                          45,000                   352,170
         Denso Corp. (Auto Parts & Equipment)                                                       16,948                   491,962
         East Japan Railway Co., Ltd. (Transportation-Road & Rail)                                      47                   268,714
         Electric Power Development Co., Ltd. (Electric & Gas Utilities)                            21,400                   715,599
         Exedy Corp. (Auto Parts & Equipment)                                                        3,600                    79,407
         Fuji Photo Film Co., Ltd. (Photographic Equipment & Supplies)                              78,683                 2,596,386
         Fuji Television Network, Inc. (Broadcasting & Publishing)                                     164                   367,531
         Gunze, Ltd.* (Apparel Manufacturers)                                                      184,000                   926,981
         Hankyu Department Stores, Inc. (Retail Department Stores)                                 158,000                 1,247,662
         Hitachi Capital Corp. (Financial Services)                                                 11,200                   235,680
         Hitachi, Ltd. (Electronics)                                                               706,500                 4,481,855
         Hokkaido Electric Power Co. (Electric Companies & Systems)                                  1,200                    25,569
         Honda Motor Co., Ltd. (Automobiles)                                                        75,484                 4,275,695
         Ibiden Co., Ltd. (Electronic Equipment & Components)                                        8,200                   342,209
         Japan Real Estate Investment Corp. (Real Estate)                                                5                    40,365
         Japan Retail Fund Investment Corp. (Real Estate)                                                9                    72,737
         Japan Tobacco, Inc. (Tobacco)                                                                 142                 2,242,633
         Kao Corp. (Cosmetics and Toiletries)                                                        5,919                   145,964
         Kinden Corp. (Commercial Services)                                                         20,000                   172,931
         Kirin Brewery Co., Ltd. (Beverages)                                                        29,000                   319,834
         Koito Manufacturing Co., Ltd. (Auto Parts & Equipment)                                     18,489                   228,380
         Kyowa Hakko Kogyo Co., Ltd. (Pharmaceutical Preparations)                                 222,000                 1,725,622
         Kyushu Electric Power Co., Inc. (Electric Companies & Systems)                             41,200                   917,858
         Makita Corp. (Electrical Machinery, Equipment, & Supplies)                                 40,000                   811,717
         Marubeni Corp. (Misc. Manufacturing Industries)                                           238,000                 1,108,735
         Matsushita Electric Industrial Co., Ltd. (Appliances & Household Durables)                380,061                 6,448,362
         Mitsubishi Chemical Corp. (Chemical & Allied Products)                                    645,000                 2,139,756
         Mitsubishi Tokyo Financial Group, Inc. (MTFG) (Financial Services)                            410                 5,389,977
         Mitsui Chemicals, Inc. (Chemical & Allied Products)                                       470,000                 2,778,366
         Mitsui Trust Holdings, Inc. (Banks)                                                       130,000                 1,803,070
         Mizuho Financial Group, Inc. (Banks)                                                          505                 3,216,958
         Namco Bandai Holdings, Inc. (Recreation, Other Consumer Goods)                             80,600                 1,344,044
         Ngk Spark Plug Co (Auto/Truck Parts & Equipment)                                            9,000                   130,625
         Nidec Corp. - When Issued Shares* (Electrical Machinery, Equipment & Supplies)              1,900                   111,814
         Nikkei 225 ETF (Index Fund)                                                                64,090                 7,718,620
         Nikko Cordial Corp. (Financial Services)                                                   19,501                   225,912
         Nintendo Co., Ltd. (Recreation, Other Consumer Goods)                                         600                    70,090
         Nippon Building Fund, Inc. (Real Estate)                                                       11                    94,044
         Nippon Oil Corp. (Petroleum Refining)                                                     114,000                 1,010,852
         Nippon Steel Corp. (Iron & Steel)                                                         562,000                 2,112,335
         Nippon Telegraph & Telephone Corp. (Telecommunications)                                       732                 3,603,812
         Nippon Yusen Kabushiki Kaisha (Transportation-Shipping)                                   107,000                   718,431
         Nissan Motor Co., Ltd. (Automobiles)                                                       53,574                   612,598
         Nisshin Steel Co., Ltd. (Iron & Steel)                                                     80,000                   276,690
         Nitto Denko Corp. (Chemical & Allied Products)                                              9,800                   552,515
         Nomura ETF - Tokyo Price Index (TOPIX) (Index Fund)                                       503,700                 6,301,805
         Nomura Holdings, Inc. (Security & Commodity Brokers, Dealers & Services)                   56,269                   874,270
         Nomura Real Estate Office Fund, Inc.  (Real Estate)                                             3                    22,128
         Nomura Research Institute, Ltd. (Computer Services Software & Systems)                      2,500                   288,954
         NTT Data Corp. (Computer Services Software & Systems)                                          35                   135,257
         ORIX Corp. (Financial Services)                                                             3,900                   705,400
         Ricoh Co., Ltd. (Computer & Office Equipment)                                               8,000                   125,146
         Secom Co., Ltd. (Safety Protection)                                                         4,000                   192,695
         Seven And I Holdings Co., Ltd. (Retail Food Stores)                                         5,732                   190,156
         Shiseido Co., Ltd. (Cosmetics and Toiletries)                                              27,027                   390,120
         SMC Corp. (Electrical Machinery, Equipment & Supplies)                                      1,391                   185,442
         Sompo Japan Insurance, Inc. (Insurance)                                                   391,000                 5,185,045
         Sony Corp. (Electronics)                                                                   15,790                   519,646
         Sumitomo Electric Industries, Ltd. (Electrical Machinery, Equipment &
         Supplies)                                                                                 111,000                 1,498,412
         Sumitomo Mitsui Financial Group, Inc. (Banks)                                                 460                 4,342,686
         Takeda Chemical Industries, Ltd. (Pharmaceutical Preparations)                              4,000                   238,574
         Takefuji Corp. (Financial Services)                                                         4,960                   387,295
         The Bank of Fukuoka, Ltd. (Banks)                                                          12,000                    86,607
         The Bank of Yokohama, Ltd. (Banks)                                                         70,000                   534,233
         The Chiba Bank, Ltd. (Banks)                                                               11,000                    89,580
         The Gunma Bank, Ltd. (Banks)                                                               16,000                   102,770
         The Joyo Bank, Ltd. (Banks)                                                                16,000                    97,688
         The Seiyu, Ltd.* (Retail Food Stores)                                                      76,863                   183,782
         The Sumitomo Trust and Banking Co., Ltd. (Financial Services)                              40,756                   335,858
         Tohoku Electric Power Co., Inc. (Electric Companies & Systems)                              7,400                   164,858
         Tokyo Broadcasting System, Inc. (Broadcasting & Publishing)                                52,100                 1,211,254
         Toppan Printing Co., Ltd. (Commercial Printing)                                            15,000                   158,417
         Toyo Suisan Kaisha, Ltd. (Food & Beverage)                                                 48,000                   820,752
         Toyota Motor Corp. (Automobiles)                                                           53,712                 2,464,288
         UFJ Holdings, Inc.* (Banks)                                                                   101                   823,220
         Uni-Charm Corp. (Cosmetics & Toiletries)                                                    3,655                   158,016
         Yamaha Motor Co., Ltd. (Motorcycles, Bicycles & Parts)                                     43,400                   897,944
                                                                                                                    ________________
     TOTAL JAPAN                                                                                                         108,938,832
                                                                                                                    ________________


WT Mutual Fund / Wilmington Multi-Manager International Fund(1)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                 Value
                                                                                                   ------                 -----
   LUXEMBOURG -- 0.1%
         Millicom International Cellular SA* (Telecommunications)                                    5,856                   107,868
         SBS Broadcasting SA* (Broadcasting & Publishing)                                            3,928                   213,526
                                                                                                                    ________________
     TOTAL LUXEMBOURG                                                                                                        321,394
                                                                                                                    ________________

   MEXICO -- 0.5%
         Cemex SA de CV (Building Products - Cement)                                                 9,500                   496,850
         Consorcio ARA SA de CV (Real Estate)                                                       14,910                    56,550
         Fomento Economico Mexicano SA de CV (Beverages)                                            56,210                   391,825
         Fomento Economico Mexicano SA de CV, ADR (Beverages)                                        8,778                   613,758
         Grupo Aeroportuario de Sureste SA de CV, ADR (Transportation Services)                      4,100                   163,590
         Grupo Financiero Banorte SA de CV (Financial Services)                                    114,628                 1,021,736
         Urbi, Desarrollos Urbanos SA de CV* (Real Estate)                                          16,666                   123,639
                                                                                                                    ________________
     TOTAL MEXICO                                                                                                          2,867,948
                                                                                                                    ________________

   NETHERLANDS -- 3.3%
         Aegon NV (Insurance)                                                                       43,487                   647,510
         Corio NV (Real Estate)                                                                      1,249                    72,733
         Euronext NV (Financial Services)                                                            4,865                   214,794
         Heineken NV (Beverages)                                                                    14,958                   481,690
         ING Groep NV (Financial Services)                                                          23,543                   703,369
         Koninklijke (Royal) Philips Electronics NV (Electronics)                                  152,207                 4,057,360
         Rodamco Europe NV (Real Estate)                                                             3,400                   294,733
         Royal Dutch Shell PLC (Petroleum Refining)                                                212,286                 7,030,727
         Royal Numico NV* (Food & Beverage)                                                          7,248                   318,170
         TNT NV (Transportation Services)                                                           26,230                   653,671
         Unilever NV (Food & Household Products)                                                    44,734                 3,190,162
         VNU NV (Broadcasting & Publishing)                                                          5,514                   173,844
         Wereldhave NV (Real Estate)                                                                   211                    22,425
                                                                                                                    ________________
     TOTAL NETHERLANDS                                                                                                    17,861,188
                                                                                                                    ________________

   NEW ZEALAND -- 0.2%
         Auckland International Airport, Ltd. (Transportation Services)                            161,420                   255,197
         Contact Energy, Ltd. (Electric & Gas Utilities)                                            30,196                   159,128
         Fletcher Building, Ltd. (Building & Construction Materials)                                49,444                   271,533
         Sky Network Television, Ltd.* (Broadcasting & Publishing)                                   4,715                    20,139
         The Warehouse Group, Ltd. (Retail Department Stores)                                       55,340                   149,654
                                                                                                                    ________________
     TOTAL NEW ZEALAND                                                                                                       855,651
                                                                                                                    ________________


WT Mutual Fund / Wilmington Multi-Manager International Fund(1)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                 Value
                                                                                                   ------                 -----
   NORWAY -- 2.0%
         Acta Holding ASA (Financial Services)                                                      43,000                   119,952
         DnB Holding ASA (Financial Services)                                                       15,210                   157,362
         Norsk Hydro ASA (Misc. Manufacturing Industries)                                           41,357                 4,646,426
         Orkla ASA (Food & Beverage)                                                                38,150                 1,453,072
         Smedvig ASA - Class A (Petroleum Refining)                                                  7,115                   175,031
         Statoil ASA (Oil & Gas-Exploration & Production)                                          148,350                 3,694,937
         Telenor ASA (Telecommunications)                                                           27,099                   242,983
         TGS Nopec Geophysical Co. ASA* (Oil & Gas-Exploration & Production)                         2,400                   103,367
         Tomra Systems ASA (Aluminum)                                                               28,600                   204,276
                                                                                                                    ________________
     TOTAL NORWAY                                                                                                         10,797,406
                                                                                                                    ________________

   PERU -- 0.0%
         Southern Peru Copper Corp. (Metals & Mining)                                                2,799                   156,632
                                                                                                                    ________________
     TOTAL PERU                                                                                                              156,632
                                                                                                                    ________________

   PHILIPPINES -- 0.1%
         Ayala Corp. (Diversified-Industrial & Consumer Products)                                   10,480                    53,765
         Bank of the Philippine Islands (Banks)                                                     67,800                    62,912
         Globe Telecom, Inc. (Telecommunications)                                                    3,289                    43,724
         Philippine Long Distance Telephone Co., ADR (Telecommunications)                            6,600                   200,971
                                                                                                                    ________________
     TOTAL PHILIPPINES                                                                                                       361,372
                                                                                                                    ________________

   POLAND -- 2.4%
         Agora SA (Broadcasting & Publishing)                                                       13,493                   282,541
         Bank Handlowy w Warszawie SA (Banks)                                                       10,883                   193,705
         Bank Millennium SA (Banks)                                                                 77,428                   119,215
         Bank Pekao SA (Banks)                                                                      62,862                 3,484,376
         Bank Przemyslowo-Handlowy PBK SA (Banks)                                                    4,330                   872,027
         Bank Zachodni WBK SA (Banks)                                                               24,665                   941,818
         Budimex SA* (Building & Construction Materials)                                            18,661                   229,858
         CCC SA* (Footwear & Related Apparel)                                                       14,855                   108,871
         Cersanit-Krasnystaw SA* (Water Supply & Other Sanitary Services)                            6,286                   251,641
         Grupa Kety SA (Aluminum)                                                                    4,994                   206,071
         Inter Cars SA (Auto Parts & Equipment)                                                      6,116                    50,097
         Inter Groclin Auto SA* (Auto Parts & Equipment)                                             2,415                    71,021
         Orbis SA (Hotels, Other Lodging Places)                                                     8,933                    88,301
         Polska Grupa Farmaceutyczna (Retail Drug Stores)                                            4,926                    79,638
         Polski Koncern Naftowy Orlen SA (Petroleum Refining)                                       11,144                   229,235
         Powszechna Kasa Oszczednosci Bank Polski SA (Financial Services)                          463,060                 4,491,714
         Sanockie Zaklady Przemyslu Gumowego Stomil SA*  (Auto Parts &
         Equipment)                                                                                  1,599                    56,871
         Sniezka SA (Building & Construction Materials)                                             11,042                    76,846
         Telekomunikacja Polska SA (Telecommunications)                                            153,179                 1,198,111
         ZM Duda SA* (Food & Beverage)                                                              85,650                   286,168
                                                                                                                    ________________
     TOTAL POLAND                                                                                                         13,318,125
                                                                                                                    ________________

   PORTUGAL -- 0.2%
         Banco Comercial Portugues SA (BCP) (Financial Services)                                   258,907                   721,067
         Jeronimo Martins, SGPS, SA (Retail Food Stores)                                             5,635                    81,526
         Sonae, SGPS, SA (Diversified-Industrial & Financial Services)                              62,890                   107,669
                                                                                                                    ________________
     TOTAL PORTUGAL                                                                                                          910,262
                                                                                                                    ________________


WT Mutual Fund / Wilmington Multi-Manager International Fund(1)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                 Value
                                                                                                   ------                 -----
   ROMANIA -- 0.5%
         Impact SA (Building & Construction Materials)                                             616,687                    98,020
         Rolast AG* (Tire & Rubber)                                                              1,114,500                    33,616
         Romanian Development Bank (Banks)                                                         194,500                   850,323
         SIF 1 Banat-Crisana Arad (Index Fund)                                                      60,000                    32,535
         SIF 2 Moldova Bacau (Index Fund)                                                           65,000                    34,585
         SIF 3 Transilvania Brasov (Index Fund)                                                     49,000                    28,563
         SIF 4 Muntenia Bucuresti (Index Fund)                                                      90,500                    37,725
         SIF 5 Oltenia Craiova (Index Fund)                                                         57,500                    36,441
         SNP Petrom SA* (Oil & Gas-Exploration & Production)                                    10,482,809                 1,609,350
         Socep Constanta* (Transportation-Shipping)                                                652,000                    57,009
                                                                                                                    ________________
     TOTAL ROMANIA                                                                                                         2,818,167
                                                                                                                    ________________

   RUSSIA -- 2.7%
         Gazprom, ADR (Oil & Gas-Exploration & Production)                                          43,492                 2,913,964
         LUKOIL, ADR (Oil & Gas-Exploration & Production)                                           71,800                 4,146,449
         Mining and Metallurgical Co., Norilsk Nickel, ADR (Metals & Mining)                        22,900                 1,817,115
         Moscow City Telephone, ADR (Telecommunications)                                             7,800                   127,920
         NovaTek OAO (Oil & Gas-Exploration & Production)                                              241                   578,400
         NovaTek OAO, GDR* (Oil & Gas-Exploration & Production)                                      3,235                    77,317
         RBC Information Systems* (Computer Services)                                               13,268                    72,974
         Sberbank RF (Banks)                                                                         4,289                 4,053,105
         Sibirtelecom, ADR (Telecommunications)                                                      3,092                   173,152
         Tyumen Oil Co.* (Oil & Gas-Exploration & Production)                                       58,017                   413,081
         Uralsvyazinform, ADR (Telecommunications)                                                  33,066                   259,899
         VolgaTelecom, ADR (Telecommunications)                                                     39,300                   314,400
                                                                                                                    ________________
     TOTAL RUSSIA                                                                                                         14,947,776
                                                                                                                    ________________

   SINGAPORE -- 0.4%
         Ascendas Real Estate Investment Trust (A-REIT) (Real Estate)                               24,360                    31,576
         Capitaland, Ltd. (Real Estate)                                                            108,000                   200,722
         City Developments, Ltd. (Real Estate)                                                      11,000                    60,550
         Cycle & Carriage, Ltd. (Automobiles)                                                       22,123                   145,348
         Datacraft Asia, Ltd. (Telecommunications)                                                  89,000                    85,885
         DBS Group Holdings, Ltd. (Financial Services)                                               7,000                    65,463
         Overseas Union Enterprise, Ltd. (Hotels, Other Lodging Places)                              9,000                    50,873
         SembCorp Industries, Ltd. (Energy Equipment & Services)                                   206,100                   365,967
         SembCorp Logistics, Ltd. (Transportation Services)                                        113,000                   110,358
         Singapore Airlines, Ltd. (Transportation-Airlines)                                         18,000                   123,587
         Singapore Petroleum Co., Ltd. (Petroleum Refining)                                         20,000                    69,843
         Singapore Telecommunications, Ltd. (Telecommunications)                                   268,930                   389,985
         Suntec Real Estate Investment Trust (Real Estate)                                          54,000                    36,756
         United Overseas Bank, Ltd. (Financial Services)                                            74,000                   617,580
         United Overseas Land, Ltd. (Real Estate)                                                    8,000                    11,080
                                                                                                                    ________________
     TOTAL SINGAPORE                                                                                                       2,365,573
                                                                                                                    ________________

   SOUTH KOREA -- 0.8%
         Kookmin Bank (Banks)                                                                       11,210                   661,944
         Samsung Electronics Co., Ltd. (Electronics)                                                 6,947                 3,922,070
                                                                                                                    ________________
     TOTAL SOUTH KOREA                                                                                                     4,584,014
                                                                                                                    ________________


WT Mutual Fund / Wilmington Multi-Manager International Fund(1)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                 Value
                                                                                                   ------                 -----
   SPAIN -- 3.0%
         ACS, Actividades de Construccion y Servicios, SA (Building &
         Construction)                                                                              11,348                   331,781
         Cintra Concesiones de Infraestructuras de Transporte SA (Transportation
         Services)                                                                                  56,931                   784,540
         Corporacion Mapfre SA (Insurance)                                                          13,896                   239,242
         Ebro Puleva SA (Food & Beverage)                                                           43,118                   774,578
         Endesa SA (Electric Companies & Systems)                                                   84,003                 2,255,461
         Fadesa Inmobiliaria SA (Real Estate)                                                       27,851                 1,003,997
         Fomento de Construcciones y Contratas SA (Building & Construction
         Materials)                                                                                 14,553                   870,095
         Grupo Empresarial Ence SA (ENCE) (Paper & Forest Products)                                  7,955                   239,677
         Grupo Ferrovial SA (Building & Construction)                                               16,213                 1,353,641
         Indra Sistemas SA (Computer Services)                                                      53,363                 1,174,149
         Industria de Diseno Textil SA* (Retail Apparel & Accessory Stores)                         18,381                   541,172
         Promotora de Informaciones SA (Prisa) (Broadcasting & Publishing)                          14,703                   284,512
         Repsol YPF SA (Petroleum Refining)                                                        206,753                 6,720,352
                                                                                                                    ________________
     TOTAL SPAIN                                                                                                          16,573,197
                                                                                                                    ________________

   SWEDEN -- 2.8%
         Autoliv, Inc. (Automobiles)                                                                 7,071                   307,373
         Capio AB* (Health Care Providers & Service)                                                11,400                   225,653
         Electrolux AB - Class B (Appliances & Household Durables)                                 119,600                 2,808,365
         Elekta AB - Class B* (Precision Instruments & Medical Supplies)                             4,039                   185,502
         Ericsson LM - Class B (Telecommunications)                                                 44,245                   161,993
         ForeningsSparbanken AB (Swedbank) (Banks)                                                  35,800                   868,421
         Gambro AB - Class B (Precision Instruments & Medical Supplies)                             47,000                   711,426
         Getinge AB - Class B (Precision Instruments & Medical Supplies)                            33,802                   467,920
         Hennes & Mauritz AB (H&M) - Class B (Retail Apparel & Accessory Stores)                     5,200                   186,013
         Lindex AB (Retail Apparel & Accessory Stores)                                               1,700                    88,304
         Modern Times Group MTG AB - Class B* (Broadcasting & Publishing)                           12,000                   453,325
         Nobia AB (Misc. Manufacturing Industries)                                                   3,654                    61,691
         Nordea AB (Banks)                                                                         398,500                 3,995,544
         Skandinaviska Enskilda Banken AB (SEB) (Financial Services)                                92,800                 1,704,834
         Skanska AB - Class B (Misc. Manufacturing Industries)                                     133,668                 1,980,062
         Svenska Handelsbanken AB - Class A (Banks)                                                 42,046                   976,416
         TeliaSonera AB (Stockholm) (Telecommunications)                                            12,500                    59,512
         Volvo AB - Class A (Automobiles)                                                            3,100                   131,146
                                                                                                                    ________________
     TOTAL SWEDEN                                                                                                         15,373,500
                                                                                                                    ________________

   SWITZERLAND -- 6.2%
         BKW FMB Energie AG (Electric & Gas  Utilities)                                              1,100                    79,348
         Compagnie Financiere Richemont AG (Jewelry, Precious Metal)                                25,577                 1,016,732
         Credit Suisse Group (Registered) (Financial Services)                                      64,130                 2,850,222
         Holcim, Ltd. - Class B (Building & Construction Materials)                                 33,228                 2,215,200
         Nestle SA (Food & Household Products)                                                      15,262                 4,486,560
         Nobel Biocare Holding AG (Precision Instruments & Medical Supplies)                         1,139                   269,455
         Novartis AG (Registered) (Pharmaceutical Preparations)                                     51,093                 2,601,711
         Roche Holding AG - Genusschein (Pharmaceutical Preparations)                               42,503                 5,927,508
         Serono SA - Class B (Biotechnology)                                                         2,910                 1,920,814
         SGS Societe Generale de Surveillance Holding SA (Commercial Services)                         153                   118,496
         Swatch Group AG (Jewelry, Precious Metal)                                                  11,931                 1,650,027
         Swiss Re (Insurance)                                                                       30,523                 2,012,375
         Synthes, Inc. (Precision Instruments & Medical Supplies)                                    3,819                   448,475
         Unique Zurich Airport* (Transportation Services)                                              234                    39,567
         Zurich Financial Services AG (Insurance)                                                   47,943                 8,199,676
                                                                                                                    ________________
     TOTAL SWITZERLAND                                                                                                    33,836,166
                                                                                                                    ________________

   TURKEY -- 2.1%
         Akbank TAS (Banks)                                                                        302,539                 2,012,056
         Anadolu Efes Biracilik ve Malt Sanayii AS, ADR (Beverages)                                      1                         5
         Aygaz AS (Diversified-Industrial & Consumer Products)                                      19,924                    50,930
         Cimsa Cimento Sanayi ve Ticaret AS (Building & Construction Materials)                     31,180                   217,791
         Dogan Sirketler Grubu Holding AS (Diversified-Industrial & Financial
         Services)                                                                                 325,845                   910,405
         Haci Omer Sabinci Holding AS (Diversified-Industrial & Financial Services)                332,987                 1,719,680
         Hurriyet Gazetecilik ve Matbaacilik AS (Broadcasting & Publishing)                         30,107                    89,488
         Koc Holding AS (Diversified-Industrial & Consumer Products)                               258,533                 1,171,875
         Migros Turk TAS (Food & Beverage)                                                          15,659                   132,649
         Turkiye Garanti Bankasi AS* (Banks)                                                       744,760                 2,224,734
         Turkiye Is Bankasi (Isbank) (Banks)                                                       379,177                 2,634,445
         Yapi ve Kredi Bankasi AS* (Banks)                                                          20,406                    84,914
                                                                                                                    ________________
     TOTAL TURKEY                                                                                                         11,248,972
                                                                                                                    ________________

   UKRAINE -- 0.0%
         UKRNAFTA (Oil & Gas-Exploration & Production)                                                  87                    20,454
         UkrTelecom (Telecommunications)                                                            10,468                    73,579
                                                                                                                    ________________
     TOTAL UKRAINE                                                                                                            94,033
                                                                                                                    ________________


WT Mutual Fund / Wilmington Multi-Manager International Fund(1)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                 Value
                                                                                                   ------                 -----
   UNITED KINGDOM -- 15.5%
         3i Group PLC (Venture Capital)                                                             19,623                   272,166
         Alliance Unichem PLC (Retail Drug Stores)                                                  80,586                 1,235,321
         Arriva PLC (Transportation Services)                                                      152,279                 1,582,704
         Associated British Ports Holdings PLC (Transportation-Shipping)                            41,285                   383,628
         AstraZeneca PLC (Pharmaceutical Preparations)                                              87,081                 4,059,343
         BAA PLC (Transportation-Airlines)                                                          49,314                   544,386
         BAE Systems PLC (Aerospace & Defense)                                                     320,397                 1,947,004
         Barclays PLC (Financial Services)                                                          65,597                   664,952
         BG Group PLC (Oil & Gas-Exploration & Production)                                          96,794                   921,261
         BHP Billiton PLC (Metals & Mining)                                                        166,349                 2,695,674
         BP PLC (Petroleum Refining)                                                               168,099                 2,002,878
         BP PLC, ADR (Petroleum Refining)                                                           35,452                 2,511,774
         Brambles Industries PLC (Diversified-Commercial Services)                                 115,438                   711,200
         British Airways PLC* (Transportation-Airlines)                                            393,972                 2,040,394
         British Land Co., PLC (Real Estate)                                                         7,077                   117,750
         British Sky Broadcasting Group PLC* (Broadcasting & Publishing)                           120,056                 1,190,450
         BT Group PLC (Telecommunications)                                                          31,959                   125,657
         Burberry Group PLC (Retail Apparel & Accessory Stores)                                     57,971                   443,043
         Cadbury Schweppes PLC (Food & Beverage)                                                    46,626                   471,820
         Compass Group PLC (Misc. Food Preparations & Kindred Products)                            130,850                   477,441
         Corus Group PLC*  (Iron & Steel)                                                        1,019,639                   928,978
         Diageo PLC (Food & Beverage)                                                              169,325                 2,441,352
         Dixons Group PLC (Specialty Retail Stores)                                                336,193                   895,111
         Exel PLC (Transportation Services)                                                         12,741                   276,567
         First Choice Holidays PLC (Amusement & Recreational Services)                             199,597                   747,703
         GKN PLC (Auto Parts & Equipment)                                                           48,705                   253,968
         GlaxoSmithKline PLC (Pharmaceutical Preparations)                                         141,411                 3,607,449
         GlaxoSmithKline PLC, ADR (Pharmaceutical Preparations)                                     42,584                 2,183,708
         HBOS PLC (Financial Services)                                                             596,952                 9,013,524
         Highland Gold Mining, Ltd. (Metals & Mining)                                               32,946                   128,809
         Hilton Group PLC (Hotels, Other Lodging Places)                                           114,555                   637,362
         Imperial Tobacco Group PLC (Tobacco)                                                       25,118                   721,644
         J Sainsbury PLC (Food & Beverage)                                                          79,055                   390,898
         Kelda Group PLC (Water Supply & Other Sanitary Services)                                  130,460                 1,621,345
         Lloyds TSB Group PLC (Banks)                                                                2,329                    19,241
         Mitchells & Butlers PLC (Retail Eating & Drinking Places)                                 105,487                   681,618
         National Grid PLC (Electric Companies & Systems)                                           16,293                   153,199
         Pearson PLC (Broadcasting & Publishing)                                                    31,863                   371,470
         Peter Hambro Mining PLC* (Metals & Mining)                                                 21,709                   313,964
         Prudential PLC (Insurance)                                                                 61,412                   558,972
         Reckitt Benckiser PLC (Food & Household Products)                                          22,598                   690,421
         Rolls-Royce Group PLC (Aerospace & Defense)                                                41,703                   275,556
         Royal & Sun Alliance Insurance Group PLC (Insurance)                                    2,184,746                 3,749,078
         Royal Bank of Scotland Group PLC (Banks)                                                   16,625                   473,227
         Royal Dutch Shell PLC - Class B (Petroleum Refining)                                       19,421                   672,723
         Royal Dutch Shell PLC*  (Petroleum Refining)                                               78,926                 5,435,634
         SABMiller PLC (Beverages)                                                                   6,533                   127,017
         Schroders PLC (Financial Services)                                                         30,721                   502,180
         Scottish & Newcastle PLC (Beverages)                                                       20,705                   169,868
         Scottish Power PLC (Electric Companies & Systems)                                          37,063                   374,721
         Smith & Nephew PLC (Precision Instruments & Medical Supplies)                              39,699                   334,301
         Smiths Group PLC (Misc. Manufacturing Industries)                                          12,686                   215,226
         Tate & Lyle PLC (Food & Beverage)                                                         371,927                 2,988,852
         Telewest Global, Inc., ADR (Telecommunications)                                             9,071                   208,179
         Tesco PLC (Retail Food Stores)                                                            918,591                 5,029,613
         The Berkeley Group Holdings PLC* (Building & Construction Materials)                        1,800                    27,672
         The Peninsular and Oriental Steam Navigation Co.
         (Transportation-Shipping)                                                                 105,209                   621,657
         Trinity Mirror PLC (Broadcasting & Publishing)                                             67,859                   720,895
         Vodafone Group PLC (Telecommunications)                                                 1,668,931                 4,354,940
         Vodafone Group PLC, ADR (Telecommunications)                                              200,269                 5,200,986
         Whitbread PLC (Amusement & Recreational Services)                                          16,553                   278,050
         William Hill PLC (Amusement & Recreational Services)                                       49,215                   507,596
         Wolseley PLC (Misc. Industrial Machinery & Equipment)                                      18,124                   384,437
         WPP Group PLC (Advertising)                                                                48,894                   499,095
                                                                                                                    ________________
     TOTAL UNITED KINGDOM                                                                                                 84,187,652
                                                                                                                    ________________


WT Mutual Fund / Wilmington Multi-Manager International Fund(1)
Investments / September 30, 2005 (Unaudited)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                 Value
                                                                                                   ------                 -----
   VENEZUELA -- 0.0%
         Compania Anonima Nacional Telefonos de Venezuela, ADR
         (Telecommunications)                                                                       10,938                   153,460
                                                                                                                    ________________
     TOTAL VENEZUELA                                                                                                         153,460
                                                                                                                    ________________



     TOTAL COMMON STOCK
       (Cost $459,108,006)                                                                                               531,964,995

                                                                                                                    ________________

   EXCHANGE TRADED FUNDS -- 0.1%
         iShares MSCI EAFE Index Fund (Index Fund)                                                   5,400                   313,740
                                                                                                                    ________________
     TOTAL EXCHANGE TRADED FUNDS                                                                                             313,740
        (Cost $181,746)                                                                                             ________________








PREFERRED STOCK -- 0.2%
   GERMANY -- 0.2%
         Henkel KGaA (Cosmetics and Toiletries)                                                      2,172                   198,154
         ProSiebenSat.1 Media AG (Broadcasting & Publishing)                                        20,962                   363,423
         Volkswagen AG (Automobiles)                                                                 6,038                   276,483
                                                                                                                    ________________
     TOTAL GERMANY                                                                                                           838,060
                                                                                                                    ________________
     TOTAL PREFERRED STOCK
       (Cost $767,465)                                                                                                       838,060
                                                                                                                    ________________

SHORT-TERM INVESTMENTS -- 1.9%
         BlackRock Liquidity Funds TempCash Portfolio -
         Institutional Series                                                             $      5,277,344          $      5,277,344
         BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series                                                                    5,277,344                 5,277,344
                                                                                                                    ________________
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $10,554,688)                                                                                                 10,554,688
                                                                                                                    ________________


TOTAL INVESTMENTS -- 100.0%
     (Cost $470,611,905) +                                                                                          $    543,671,483
                                                                                                                    ================

----------
ADR - American Depository Receipt
GDR - Global Depository Receipt
*    Non-income producing security.
+ The cost for Federal income tax purposes was $471,467,964. At September 30, 2005 net unrealized appreciation was $72,203,519. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $75,392,918 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,189,399.
(1)  Formerly the Wilmington International Strategic Allocation Fund.

WT MUTUAL FUND / Wilmington Mutli-Manager Real Estate Securities Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                   Value
                                                                                                   ------                   -----
COMMON STOCK -- 5.0%
   HOTELS & MOTELS -- 1.8%
         Hilton Hotels Corp.                                                                        23,000               $   513,360
         La Quinta Corp.*                                                                           38,500                   334,565
         Starwood Hotels & Resorts Worldwide, Inc.                                                   6,200                   354,454
                                                                                                                         ___________
     TOTAL HOTELS & MOTELS                                                                                                 1,202,379
                                                                                                                         ___________

   MANUFACTURING -- 0.7%
     FOREST PRODUCTS -- 0.7%
         Deltic Timber Corp.                                                                        10,100                   465,105
                                                                                                                         ___________
     TOTAL MANUFACTURING                                                                                                     465,105
                                                                                                                         ___________

   OFFICE/INDUSTRIAL -- 0.8%
         Brookfield Properties Corp.                                                                18,500                   545,195
                                                                                                                         ___________
     TOTAL OFFICE/INDUSTRIAL                                                                                                 545,195
                                                                                                                         ___________

   SHOPPING CENTERS -- 0.7%
         Tanger Factory Outlet Centers, Inc.                                                        15,800                   439,398
                                                                                                                         ___________
     TOTAL SHOPPING CENTERS                                                                                                  439,398
                                                                                                                         ___________

   TRANSPORTATION -- 1.0%
         Florida East Coast Industries, Inc.                                                        15,300                   692,937
                                                                                                                         ___________
     TOTAL TRANSPORTATION                                                                                                    692,937
                                                                                                                         ___________
     TOTAL COMMON STOCK
       (Cost $2,749,318)                                                                                                   3,345,014
                                                                                                                         ___________
REAL ESTATE INVESTMENT TRUSTS -- 54.5%
   APARTMENTS -- 7.8%
         American Campus Communities, Inc.                                                           6,600                   158,532
         Apartment Investment & Management Co. - Class A                                             7,000                   271,460
         Archstone-Smith Trust                                                                      31,900                 1,271,852
         Avalon Bay Communities, Inc.                                                               13,500                 1,156,950
         Camden Property Trust                                                                      19,342                 1,078,317
         Equity Residential                                                                         26,000                   984,100
         United Dominion Realty Trust, Inc.                                                         13,000                   308,100
                                                                                                                         ___________
     TOTAL APARTMENTS                                                                                                      5,229,311
                                                                                                                         ___________

   DIVERSIFIED/OTHER -- 5.6%
         BioMed Realty Trust, Inc.                                                                   8,000                   198,400
         Boardwalk Real Estate Investment Trust CAD                                                 31,200                   575,328
         Capital Automotive REIT                                                                     3,000                   116,130
         iStar Financial, Inc.                                                                      17,439                   705,059
         Rayonier, Inc.                                                                              3,800                   218,956
         Sizeler Property Investors, Inc.                                                           51,000                   619,140
         Spirit Finance Corp.                                                                        5,700                    64,125
         Vornado Realty Trust                                                                        9,500                   822,890
         Washington Real Estate Investment Trust                                                    13,300                   413,763
                                                                                                                         ___________
     TOTAL DIVERSIFIED/OTHER                                                                                               3,733,791
                                                                                                                         ___________

WT MUTUAL FUND / Wilmington Mutli-Manager Real Estate Securities Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                   Value
                                                                                                   ------                   -----
   FOREST PRODUCTS -- 0.6%
         Plum Creek Timber Co., Inc.                                                                10,000                   379,100
                                                                                                                         ___________
     TOTAL FOREST PRODUCTS                                                                                                   379,100
                                                                                                                         ___________

   HEALTHCARE -- 1.4%
         Healthcare Realty Trust, Inc.                                                               9,000                   361,260
         Omega Healthcare Investors, Inc.                                                           14,000                   194,880
         Senior Housing Properties Trust                                                            20,400                   387,600
                                                                                                                         ___________
     TOTAL HEALTHCARE                                                                                                        943,740
                                                                                                                         ___________

   HOTELS & MOTELS -- 3.9%
         Boykin Lodging Co.*                                                                        36,700                   455,814
         DiamondRock Hospitality Co.                                                                32,800                   385,400
         Highland Hospitality Corp.                                                                 41,300                   423,738
         Hospitality Properties Trust                                                                2,500                   107,150
         Host Marriott Corp.                                                                        67,600                 1,142,440
         Strategic Hotel Capital, Inc.                                                               4,600                    83,996
                                                                                                                         ___________
     TOTAL HOTELS & MOTELS                                                                                                 2,598,538
                                                                                                                         ___________

   INDUSTRIAL -- 6.9%
         AMB Property Corp.                                                                         13,500                   606,150
         Duke Realty Corp.                                                                          19,800                   670,824
         First Potomac Realty Trust                                                                  3,000                    77,100
         Liberty Property Trust                                                                     31,600                 1,344,264
         ProLogis                                                                                   31,729                 1,405,912
         PS Business Parks, Inc.                                                                     9,700                   444,260
                                                                                                                         ___________
     TOTAL INDUSTRIAL                                                                                                      4,548,510
                                                                                                                        ____________

   MULTI-FAMILY -- 1.7%
         Post Properties, Inc.                                                                      18,000                   670,500
         Sun Communities, Inc.                                                                      14,800                   484,848
                                                                                                                         ___________
     TOTAL MULTI-FAMILY                                                                                                    1,155,348
                                                                                                                         ___________

   OFFICE PROPERTY -- 9.1%
         Boston Properties, Inc.                                                                    18,000                 1,276,199
         Brandywine Realty Trust                                                                     9,500                   295,355
         CarrAmerica Realty Corp.                                                                   21,800                   783,710
         Corporate Office Properties Trust                                                           6,400                   223,680
         Equity Office Properties Trust                                                             12,000                   392,520
         Government Properties Trust, Inc.                                                          53,200                   521,360
         Highwoods Properties, Inc.                                                                 13,100                   386,581
         Kilroy Realty Corp.                                                                         7,500                   420,225
         Prentiss Properties Trust                                                                  20,500                   832,300
         Trizec Properties, Inc.                                                                    40,600                   936,236
                                                                                                                         ___________
     TOTAL OFFICE PROPERTY                                                                                                 6,068,166
                                                                                                                         ___________


WT MUTUAL FUND / Wilmington Mutli-Manager Real Estate Securities Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                   Value
                                                                                                   ------                   -----
   OFFICE/INDUSTRIAL -- 1.7%
         Arden Realty, Inc.                                                                         13,900                   572,263
         Cresent Real Estate Equities Co.                                                           26,300                   539,413
                                                                                                                         ___________
     TOTAL OFFICE/INDUSTRIAL                                                                                               1,111,676
                                                                                                                         ___________

   REGIONAL MALLS -- 5.6%
         General Growth Properties, Inc.                                                            15,800                   709,894
         Simon Property Group, Inc.                                                                 23,600                 1,749,232
         Taubman Centers, Inc.                                                                      32,100                 1,017,570
         The Macerich Co.                                                                            3,300                   214,302
                                                                                                                         ___________
     TOTAL REGIONAL MALLS                                                                                                  3,690,998
                                                                                                                         ___________

   RETAIL -- 2.2%
         Acadia Realty Trust                                                                        22,900                   411,971
         Ramco-Gershenson Properties Trust                                                          20,800                   607,152
         Urstadt Biddle Properties - Class A                                                        28,300                   429,028
                                                                                                                         ___________
     TOTAL RETAIL                                                                                                          1,448,151
                                                                                                                         ___________

SHOPPING CENTERS -- 6.5%
         Developers Diversified Realty Corp.                                                        17,000                   793,900
         Federal Realty Investment Trust                                                             8,300                   505,719
         Kimco Realty Corp.                                                                         16,000                   502,720
         Kite Realty Group Trust                                                                    53,300                   795,236
         Pan Pacific Retail Properties, Inc.                                                         7,500                   494,250
         Realty Income Corp.                                                                         5,500                   131,505
         Regency Centers Corp.                                                                       9,400                   540,030
         Weingarten Realty, Inc.                                                                    14,200                   537,470
                                                                                                                         ___________
     TOTAL SHOPPING CENTERS                                                                                                4,300,830
                                                                                                                         ___________

   STORAGE -- 1.5%
         Public Storage, Inc.                                                                       11,000                   737,000
         Shurgard Storage Centers, Inc.                                                              4,100                   229,067
                                                                                                                         ___________
     TOTAL STORAGE                                                                                                           966,067
                                                                                                                         ___________
     TOTAL REAL ESTATE INVESTMENT TRUSTS
       (Cost $30,236,568)                                                                                                 36,174,226
                                                                                                                         ___________
PREFERRED STOCK -- 7.8%
   APARTMENTS -- 0.3%
         Apartment Investment & Management Co. - Series U
                                                                                                     7,800                   195,234
                                                                                                                         ___________
     TOTAL APARTMENTS                                                                                                        195,234
                                                                                                                         ___________


WT MUTUAL FUND / Wilmington Mutli-Manager Real Estate Securities Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                   Value
                                                                                                   ------                   -----
   DIVERSIFIED -- 1.4%
         Capital Automotive - Series  A                                                              5,900                   131,570
         Colonial Property Trust - Series D                                                          7,600                   196,840
         iStar Financial, Inc. - Series D                                                            6,000                   152,520
         iStar Financial, Inc. - Series G                                                            3,200                    80,576
         New Century Financial Corp. - Series A                                                      9,000                   216,900
         Vornado Realty Trust - Series H                                                             6,900                   169,050
                                                                                                                         ___________
     TOTAL DIVERSIFIED                                                                                                       947,456
                                                                                                                         ___________

   FINANCE & INSURANCE -- 0.6%
     FINANCIAL -- 0.6%
         Annaly Mortgage Management - Series A                                                       8,900                   218,495
         MFA Mortgage Investment,  Inc. - Series A                                                   7,500                   185,625
                                                                                                                         ___________
                                                                                                                             404,120
                                                                                                                         ___________
     TOTAL FINANCE & INSURANCE                                                                                               404,120
                                                                                                                         ___________

HEALTHCARE -- 0.5%
         Health Care Property Investors, Inc. - Series F                                             6,300                   159,705
         Health Care REIT - Series F                                                                 7,500                   189,750
                                                                                                                         ___________
     TOTAL HEALTHCARE                                                                                                        349,455
                                                                                                                        ____________

   HOTELS & MOTELS -- 0.9%
         Highland Hospitality Corp. - Series A                                                       8,700                   215,108
         Lasalle Hotel Properties                                                                    7,900                   197,895
         Winston Hotels, Inc. - Series B                                                             6,621                   165,591
                                                                                                                         ___________
     TOTAL HOTELS & MOTELS                                                                                                   578,594
                                                                                                                         ___________

   INDUSTRIAL -- 0.1%
         PS Business Parks, Inc. - Series H                                                          3,600                    89,460
                                                                                                                         ___________
     TOTAL INDUSTRIAL                                                                                                         89,460
                                                                                                                         ___________

   OFFICE PROPERTY -- 1.6%
         Alexandria Real Estate - Series C                                                           6,900                   181,608
         Brandywine Realty Trust - Series C                                                          6,400                   162,240
         Cousins Properties, Inc. - Series A                                                         7,500                   195,000
         Kilroy Realty - Series E                                                                    3,500                    89,460
         Kilroy Realty Corp. - Series F                                                              3,700                    94,128
         Maguire Properties, Inc. - Series A                                                         8,800                   223,080
         SL Green Realty Corp. - Series C                                                            4,700                   119,333
                                                                                                                         ___________
     TOTAL OFFICE PROPERTY                                                                                                 1,064,849
                                                                                                                         ___________


WT MUTUAL FUND / Wilmington Mutli-Manager Real Estate Securities Fund(1)
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)
____________________________________________________________________________________________________________________________________

                                                                                                   Shares                  Value
                                                                                                   ------                  -----
   OFFICE/INDUSTRIAL -- 0.3%
         Crescent Real Estate Equity Co. - Series A                                                  8,100                   179,415
                                                                                                                         ___________
     TOTAL OFFICE/INDUSTRIAL                                                                                                 179,415
                                                                                                                         ___________

   REGIONAL MALLS -- 0.4%
         Taubman Centers, Inc. - Series A                                                            5,932                   150,317
         Taubman Centers, Inc. - Series G                                                            3,700                    96,200
                                                                                                                         ___________
     TOTAL REGIONAL MALLS                                                                                                    246,517
                                                                                                                         ___________

   RESTAURANTS -- 0.4%
         Trustreet Properties, Inc. - Series A                                                      11,400                   263,340
                                                                                                                         ___________
     TOTAL RESTAURANTS                                                                                                       263,340
                                                                                                                         ___________

SHOPPING CENTERS -- 1.0%
         Pennsylvania Real Estate Investment Trust - Series A                                        2,900                   167,475
         Regency Centers Corp. - Series E                                                           11,900                   291,550
         Saul Centers, Inc. - Series A                                                               6,700                   175,205
                                                                                                                         ___________
     TOTAL SHOPPING CENTERS                                                                                                  634,230
                                                                                                                         ___________

   STORAGE -- 0.3%
         Public Storage, Inc. - Series A                                                             6,600                   186,780
                                                                                                                         ___________
     TOTAL STORAGE                                                                                                           186,780
                                                                                                                         ___________
     TOTAL PREFERRED STOCK
       (Cost $5,132,473)                                                                                                   5,139,450
                                                                                                                         ___________
EXCHANGE TRADED FUNDS -- 28.8%
         iShares Cohen & Steers Realty Majors Index Fund                                           246,716                18,133,626
         iShares Dow Jones U.S. Real Estate Index Fund                                              13,400                   861,218
         streetTRACKS Wilshire REIT Index Fund                                                       1,137                    76,475
                                                                                                                         ___________

     TOTAL EXCHANGE TRADED FUNDS
       (Cost $16,492,633)                                                                                                 19,071,319
                                                                                                                         ___________
SHORT-TERM INVESTMENTS -- 3.9%

         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                     1,289,047                 1,289,047
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                     1,289,048                 1,289,048
                                                                                                                         ___________
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $2,578,095)                                                                                                   2,578,095
                                                                                                                         ___________
TOTAL INVESTMENTS -- 100.0% (Cost $57,189,087) +                                                                         $66,308,104
                                                                                                                         ===========

----------
*    Non-Income producing security.
+ The cost for Federal income tax purposes was $57,220,777. At September 30, 2005, net unrealized appreciation was $9,087,327. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,225,899, and aggregate gross unrealized deprecation for which there was an excess of tax cost over market value of $138,572.
(1)  Formerly the Wilmington Real Estate Strategic Allocation Fund.

ROXBURY MICRO CAP FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)
____________________________________________________________________________________________________________________________________

                                                                                                  Shares                  Value
                                                                                                  ------                  -----
COMMON STOCK -- 98.2%
   CONSUMER DISCRETIONARY -- 12.8%
     DIVERSIFED CONSUMER SERVICES -- 2.4%
         Collectors Universe, Inc.*                                                                    540          $          6,858
                                                                                                                    ________________
                                                                                                                               6,858
                                                                                                                    ________________

     HOTELS, RESTAURANTS, & LEISURE -- 3.6%
         Youbet.com, Inc.*                                                                           1,795                    10,285
                                                                                                                    ________________
                                                                                                                              10,285
                                                                                                                    ________________

     TEXTILES, APPAREL, & LUXURY GOODS -- 6.8%
         Tag-It Pacific, Inc.*                                                                       9,555                     7,835
         Tarrant Apparel Group*                                                                      3,560                    11,179
                                                                                                                    ________________
                                                                                                                              19,014
                                                                                                                    ________________
     TOTAL CONSUMER DISCRETIONARY                                                                                             36,157
                                                                                                                    ________________

   ENERGY -- 10.9%
     ENERGY EQUIPMENT & SERVICES -- 2.1%
         Allis-Chalmers Energy Inc.*                                                                   495                     5,861
                                                                                                                    ________________
                                                                                                                               5,861
                                                                                                                    ________________


     OIL, GAS & CONSUMABLE FUELS -- 8.8%
                Far East Energy Corp.*                                                               6,175                    10,806
         Toreador Resources Corp.*                                                                     399                    14,125
                                                                                                                    ________________
                                                                                                                              24,931
                                                                                                                    ________________
     TOTAL ENERGY                                                                                                             30,792
                                                                                                                    ________________

   FINANCIALS -- 7.1%
     CONSUMER FINANCE -- 7.1%
         Cash Systems, Inc.*                                                                         1,150                     7,901
         First Cash Financial Services, Inc.*                                                          465                    12,238
                                                                                                                    ________________
                                                                                                                              20,139
                                                                                                                    ________________
     TOTAL FINANCIALS                                                                                                         20,139
                                                                                                                    ________________

   HEALTHCARE -- 18.1%
     HEALTH CARE EQUIPMENT & SUPPLIES -- 15.4%
         Endocare, Inc.*                                                                             2,730                     8,873
         Memry Corp.*                                                                                3,540                     7,434
         OraSure Technologies, Inc.*                                                                 1,060                     9,996
         PhotoMedex, Inc.*                                                                           5,070                    10,546
         TriPath Imaging, Inc.*                                                                        955                     6,742
                                                                                                                    ________________
                                                                                                                              43,591
                                                                                                                    ________________

     HEALTH CARE PROVIDERS & SERVICES -- 2.7%
         Bio-Imaging Technologies, Inc.*                                                             2,490                     7,619
                                                                                                                    ________________
                                                                                                                               7,619
                                                                                                                    ________________
     TOTAL HEALTHCARE                                                                                                         51,210
                                                                                                                    ________________

ROXBURY MICRO CAP FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)
____________________________________________________________________________________________________________________________________

                                                                                                  Shares                  Value
                                                                                                  ------                  -----
   INDUSTRIALS -- 12.3%
     COMMERCIAL SERVICES & SUPPLIES -- 6.0%
         Consolidated Graphics Inc*                                                                    145                     6,242
         Providence Service Corp.*                                                                     350                    10,707
                                                                                                                    ________________
                                                                                                                              16,949
                                                                                                                    ________________

     ELECTRICAL EQUIPMENT -- 2.7%
         Bulldog Technologies, Inc.*                                                                 6,950                     7,784
                                                                                                                    ________________
                                                                                                                               7,784
                                                                                                                    ________________

     TRADING CO. & DISTRIBUTORS -- 3.6%
         Rush Enterprises, Inc. - Class A*                                                             665                    10,161
                                                                                                                    ________________
                                                                                                                              10,161
                                                                                                                    ________________
     TOTAL INDUSTRIALS                                                                                                        34,894
                                                                                                                    ________________

   INFORMATION TECHNOLOGY -- 37.0%
     COMMUNICATIONS EQUIPMENT -- 15.4%
         Airspan Networks, Inc.*                                                                     2,165                    10,890
         Digi International, Inc.*                                                                   1,020                    10,945
         EFJ, Inc.*                                                                                  1,360                    13,993
         Packeteer, Inc.*                                                                              615                     7,718
                                                                                                                    ________________
                                                                                                                              43,546
                                                                                                                    ________________

     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 10.5%
         Fargo Electronics*                                                                            420                     7,337
         Iteris, Inc.*                                                                               1,485                     3,995
         Measurement Specialties, Inc.*                                                                380                     8,056
         Napco Security Systems, Inc.*                                                                 760                    10,382
                                                                                                                    ________________
                                                                                                                              29,770
                                                                                                                    ________________

     INTERNET SOFTWARE & SERVICES -- 5.3%
         Cybersource Corp.*                                                                          1,885                    12,403
         Digitas, Inc.*                                                                                230                     2,613
                                                                                                                    ________________
                                                                                                                              15,016
                                                                                                                    ________________

     IT SERVICES -- 1.8%
         TNS, Inc.*                                                                                    216                     5,238
                                                                                                                    ________________
                                                                                                                               5,238
                                                                                                                    ________________

     SOFTWARE -- 4.0%
         Peerless Systems Corp.*                                                                     1,905                    11,430
                                                                                                                    ________________
                                                                                                                              11,430
                                                                                                                    ________________
     TOTAL INFORMATION TECHNOLOGY                                                                                            105,000
                                                                                                                    ________________

     TOTAL COMMON STOCK
       (Cost $261,203)                                                                                                       278,192
                                                                                                                    ________________

ROXBURY MICRO CAP FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)
____________________________________________________________________________________________________________________________________

                                                                                                  Shares                  Value
                                                                                                  ------                  -----
SHORT-TERM INVESTMENTS -- 1.8%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                         2,485                     2,485
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                         2,485                     2,485
                                                                                                                    ________________

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $4,970)                                                                                                           4,970
                                                                                                                    ________________


TOTAL INVESTMENTS -- 100.0%
     (Cost $266,173) +                                                                                              $        283,162
                                                                                                                    ================

----------
*   Non-income producing security.
+ The cost for Federal income tax purposes was $270,176. At September 30, 2005 net unrealized appreciation was $12,986. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $30,454 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $17,468.

ROXBURY MID CAP FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                  Value
                                                                                                   ------                  -----

COMMON STOCK -- 92.2%
   CONSUMER DISCRETIONARY -- 16.0%
     DIVERSIFED CONSUMER SERVICES -- 0.9%
         Education Management Corp.*                                                                 3,800          $        122,512
                                                                                                                    ________________
                                                                                                                             122,512
                                                                                                                    ________________

     HOTELS, RESTAURANTS, & LEISURE -- 3.5%
         P.F. Chang's China Bistro, Inc.*                                                            5,400                   242,082
         The Cheesecake Factory, Inc.*                                                               7,700                   240,548
                                                                                                                    ________________
                                                                                                                             482,630
                                                                                                                    ________________

     HOUSEHOLD DURABLES -- 5.8%
         D.R. Horton, Inc.                                                                           6,500                   235,430
         Standard Pacific Corp.                                                                      9,900                   410,949
         Toll Brothers, Inc.*                                                                        3,600                   160,812
                                                                                                                    ________________
                                                                                                                             807,191
                                                                                                                    ________________

     SPECIALTY RETAIL -- 5.8%
         Bed Bath & Beyond, Inc.*                                                                    6,900                   277,242
         Ross Stores, Inc.                                                                           9,015                   213,656
         Tractor Supply Co.*                                                                         6,700                   305,855
                                                                                                                    ________________
                                                                                                                             796,753
                                                                                                                    ________________
     TOTAL CONSUMER DISCRETIONARY                                                                                          2,209,086
                                                                                                                    ________________

   ENERGY -- 9.3%
     ENERGY EQUIPMENT & SERVICES -- 5.3%
         GlobalSantaFe Corp.                                                                         8,100                   369,522
         Noble Corp.                                                                                 5,200                   355,992
                                                                                                                    ________________
                                                                                                                             725,514
                                                                                                                    ________________

     OIL, GAS & CONSUMABLE FUELS -- 4.0%
         Consol Energy, Inc.                                                                         7,300                   556,771
                                                                                                                    ________________
                                                                                                                             556,771
                                                                                                                    ________________
     TOTAL ENERGY                                                                                                          1,282,285
                                                                                                                    ________________

   FINANCIALS -- 14.4%
     CAPITAL MARKETS -- 2.0%
         Nuveen Investments - Class A*                                                               6,900                   271,791
                                                                                                                    ________________
                                                                                                                             271,791
                                                                                                                    ________________

     COMMERCIAL BANKS -- 3.6%
         Commerce Bancorp, Inc.                                                                      7,900                   242,451
         North Fork Bancorporation, Inc.                                                            10,000                   255,000
                                                                                                                    ________________
                                                                                                                             497,451
                                                                                                                    ________________


ROXBURY MID CAP FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                  Value
                                                                                                   ------                  -----


     REAL ESTATE -- 4.2%
         CB Richard Ellis Group, Inc.*                                                               6,100                   300,120
         Sunstone Hotel Investors, Inc.*                                                            11,200                   273,168
                                                                                                                    ________________
                                                                                                                             573,288
                                                                                                                    ________________

     THRIFTS & MORTGAGE FINANCING -- 4.6%
         Accredited Home Lenders Holding Co.*                                                        2,900                   101,964
         Commercial Capital Bancorp, Inc.                                                           16,500                   280,500
         Hudson City Bancorp, Inc.                                                                  22,200                   264,180
                                                                                                                    ________________
                                                                                                                             646,644
                                                                                                                    ________________
     TOTAL FINANCIALS                                                                                                      1,989,174
                                                                                                                    ________________

   HEALTHCARE -- 23.9%
     BIOTECHNOLOGY -- 1.1%
         Celgene Corp.*                                                                              2,800                   152,096
                                                                                                                    ________________
                                                                                                                             152,096
                                                                                                                    ________________

     HEALTH CARE EQUIPMENT & SUPPLIES -- 16.3%
         Advanced Neuromodulation Systems, Inc.*                                                     3,900                   185,094
         American Medical Systems Holdings, Inc.*                                                   12,500                   251,875
         Arthrocare Corp.*                                                                           3,700                   148,814
         Cytyc Corp.*                                                                                5,800                   155,730
         Intuitive Surgical, Inc.*                                                                   1,900                   139,251
         Kinetic Concepts, Inc.*                                                                     6,300                   357,840
         Mentor Corp.                                                                                3,100                   170,531
         The Cooper Companies, Inc.                                                                  6,600                   505,625
         Varian Medical Systems, Inc.*                                                               8,600                   339,786
                                                                                                                    ________________
                                                                                                                           2,254,546
                                                                                                                    ________________

     HEALTH CARE PROVIDERS & SERVICES -- 4.8%
         Community Health Systems*                                                                   8,600                   333,766
         Henry Schein, Inc.*                                                                         7,700                   328,174
                                                                                                                    ________________
                                                                                                                             661,940
                                                                                                                    ________________

     PHARMACEUTICALS -- 1.7%
         Kos Pharmaceuticals, Inc.*                                                                  3,500                   234,255
                                                                                                                    ________________
                                                                                                                             234,255
                                                                                                                    ________________
     TOTAL HEALTHCARE                                                                                                      3,302,837
                                                                                                                    ________________

   INDUSTRIALS -- 5.3%
     AIR FREIGHT & LOGISTICS -- 2.2%
         UTI Worldwide, Inc.                                                                         3,900                   303,030
                                                                                                                    ________________
                                                                                                                             303,030
                                                                                                                    ________________

ROXBURY MID CAP FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                  Value
                                                                                                   ------                  -----

     COMMERCIAL SERVICES & SUPPLIES -- 3.1%
         Stericycle, Inc.*                                                                           5,150                   294,323
         The Corporate Executive Board Co.                                                           1,750                   136,465
                                                                                                                    ________________
                                                                                                                             430,788
                                                                                                                    ________________
     TOTAL INDUSTRIALS                                                                                                       733,818
                                                                                                                    ________________

   INFORMATION TECHNOLOGY -- 19.7%

     COMPUTERS & PERIPHERALS -- 1.8%
         Network Appliance, Inc.*                                                                   10,300                   244,522
                                                                                                                    ________________
                                                                                                                             244,522
                                                                                                                    ________________

     IT SERVICES -- 6.3%
         Alliance Data Systems Corp.*                                                               10,000                   391,500
         Global Payments, Inc.                                                                       2,700                   209,844
         iPayment, Inc.*                                                                             6,800                   257,312
                                                                                                                    ________________
                                                                                                                             858,656
                                                                                                                    ________________

     SEMICONDUCTORS & SEMI EQUIPMENT -- 5.4%
         Altera Corp.*                                                                              11,900                   227,409
         International Rectifier Corp.*                                                              5,300                   238,924
         Microchip Technology, Inc.                                                                  9,400                   283,128
                                                                                                                    ________________
                                                                                                                             749,461
                                                                                                                    ________________

     SOFTWARE -- 6.2%
         Citrix Systems, Inc.*                                                                       8,300                   208,662
         Internet Security Systems, Inc.*                                                            6,350                   152,464
         Mercury Interactive Corp.*                                                                  8,800                   348,480
         Salesforce.com, Inc.*                                                                       6,500                   150,280
                                                                                                                    ________________
                                                                                                                             859,886
                                                                                                                    ________________
     TOTAL INFORMATION TECHNOLOGY                                                                                          2,712,525
                                                                                                                    ________________

   TELECOMMUNICATION SERVICES -- 3.6%
     WIRELESS TELECOM SERVICES -- 3.6%
         NII Holdings, Inc.*                                                                         5,900                   498,255
                                                                                                                    ________________
                                                                                                                             498,255
                                                                                                                    ________________
     TOTAL TELECOMMUNICATION SERVICES                                                                                        498,255
                                                                                                                    ________________
     TOTAL COMMON STOCK
       (Cost $10,922,829)                                                                                                 12,727,980
                                                                                                                    ________________


ROXBURY MID CAP FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares                  Value
                                                                                                   ------                  -----


SHORT-TERM INVESTMENTS -- 7.8%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                       537,018                   537,018
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                       537,017                   537,017
                                                                                                                    ________________

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $1,074,035)                                                                                                   1,074,035
                                                                                                                    ________________


TOTAL INVESTMENTS -- 100.0%
     (Cost $11,996,864)                                                                                             $     13,802,015
                                                                                                                    ================

-----------------------
*   Non-income producing security.
+ The cost for Federal income tax purposes was $11,998,146. At September 30, 2005 net unrealized appreciation was $1,803,869. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,122,045 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $318,176.

ROXBURY SMALL CAP GROWTH FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                 Value
                                                                                                  ------                 -----
COMMON STOCK -- 98.6%
   CONSUMER DISCRETIONARY -- 16.8%
     DIVERSIFED CONSUMER SERVICES -- 2.8%
         Laureate Education, Inc.*                                                                  91,576         $       4,484,476
                                                                                                                    ________________
                                                                                                                           4,484,476
                                                                                                                    ________________

     HOTELS, RESTAURANTS, & LEISURE -- 2.8%
         RARE Hospitality International, Inc.*                                                      73,745                 1,895,247
         Ruby Tuesday, Inc.                                                                        124,505                 2,709,229
                                                                                                                    ________________
                                                                                                                           4,604,476
                                                                                                                    ________________

     HOUSEHOLD DURABLES -- 4.2%
         Champion Enterprises, Inc.*                                                               194,484                 2,874,474
         Standard Pacific Corp.                                                                     64,940                 2,695,659
         Tempur-Pedic International, Inc.*                                                         115,084                 1,362,595
                                                                                                                    ________________
                                                                                                                           6,932,728
                                                                                                                    ________________

     MEDIA -- 2.9%
         Imax Corp.*                                                                               208,384                 2,173,445
         Radio One, Inc. - Class D*                                                                191,494                 2,518,146
                                                                                                                    ________________
                                                                                                                           4,691,591
                                                                                                                    ________________

     SPECIALTY RETAIL -- 4.1%
         Build-A-Bear-Workshop, Inc.*                                                               55,300                 1,233,190
         Cost Plus, Inc.*                                                                           92,482                 1,678,548
         Hot Topic, Inc.*                                                                           77,232                 1,186,284
         Pacific Sunwear of California, Inc.*                                                       51,660                 1,107,590
         The Dress Barn, Inc.*                                                                      63,330                 1,441,391
                                                                                                                    ________________
                                                                                                                           6,647,003
                                                                                                                    ________________

     TOTAL CONSUMER DISCRETIONARY                                                                                         27,360,274
                                                                                                                    ________________

   CONSUMER STAPLES -- 1.8%
     PERSONAL PRODUCTS -- 1.8%
         Herbalife, Ltd.*                                                                           96,268                 2,901,518
                                                                                                                    ________________
                                                                                                                           2,901,518
                                                                                                                    ________________
     TOTAL CONSUMER STAPLES                                                                                                2,901,518
                                                                                                                    ________________

   ENERGY -- 6.3%
     ENERGY EQUIPMENT & SERVICES -- 5.6%
         Tidewater, Inc.                                                                            28,888                 1,405,979
         Todco - Class A*                                                                           58,353                 2,433,904
         Unit Corp.*                                                                                53,570                 2,961,349
         Universal Compression Holdings, Inc.*                                                      59,228                 2,355,498
                                                                                                                    ________________
                                                                                                                           9,156,730
                                                                                                                    ________________

ROXBURY SMALL CAP GROWTH FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                 Value
                                                                                                  ------                 -----




     OIL, GAS & CONSUMABLE FUEL -- 0.7%
         Comstock Resources, Inc.*                                                                  33,745                 1,107,173
                                                                                                                    ________________
                                                                                                                           1,107,173
                                                                                                                    ________________
     TOTAL ENERGY                                                                                                         10,263,903
                                                                                                                    ________________

   FINANCIALS -- 8.3%
     CAPITAL MARKETS -- 1.8%
         Affiliated Managers Group, Inc.*                                                           40,154                 2,907,952
                                                                                                                    ________________
                                                                                                                           2,907,952
                                                                                                                    ________________

     DIVERSIFIED FINANCIAL SERVICES -- 0.8%
         Williams Scotsman Intl, Inc.*                                                              80,080                 1,281,280
                                                                                                                    ________________
                                                                                                                           1,281,280
                                                                                                                    ________________

     INSURANCE -- 0.6%
         Universal American Financial Corp.*                                                        41,940                   953,716
                                                                                                                    ________________
                                                                                                                             953,716
                                                                                                                    ________________

     REAL ESTATE -- 3.9%
         Alexandria Real Estate Equities, Inc.                                                      26,345                 2,178,468
         Jones Lang LaSalle, Inc.                                                                   47,725                 2,198,213
         Trammell Crow Co.*                                                                         81,176                 2,003,424
                                                                                                                    ________________
                                                                                                                           6,380,105
                                                                                                                    ________________

     THRIFTS & MORTGAGE FINANCING -- 1.2%
         NewAlliance Bancshares, Inc.*                                                             134,468                 1,968,612
                                                                                                                    ________________
                                                                                                                           1,968,612
                                                                                                                    ________________
     TOTAL FINANCIALS                                                                                                     13,491,665
                                                                                                                    ________________

   HEALTHCARE -- 15.8%
     BIOTECHNOLOGY -- 3.2%
         Neurocrine Biosciences, Inc.*                                                              72,415                 3,562,094
         Vaxgen, Inc.*                                                                             114,411                 1,658,960
                                                                                                                    ________________
                                                                                                                           5,221,054
                                                                                                                    ________________

     HEALTH CARE EQUIPMENT & SUPPLIES -- 5.9%
         Advanced Neuromodulation Systems, Inc.*                                                    26,834                 1,273,542
         Animas Corp.*                                                                              67,279                 1,056,280
         Gen-Probe, Inc.*                                                                           64,921                 3,210,343
         Immucor, Inc.*                                                                             50,215                 1,377,900
         Merit Medical Systems, Inc.*                                                               49,705                   881,767
         SonoSite, Inc.*                                                                            59,694                 1,771,718
                                                                                                                    ________________
                                                                                                                           9,571,550
                                                                                                                    ________________



ROXBURY SMALL CAP GROWTH FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                 Value
                                                                                                  ------                 -----

     HEALTH CARE PROVIDERS & SERVICES -- 5.2%
         Amedisys, Inc.*                                                                            70,088                 2,733,432
         eResearch Technology, Inc.*                                                                93,580                 1,327,900
         Symbion, Inc.*                                                                             78,304                 2,025,724
         United Surgical Partners International, Inc.*                                              64,202                 2,510,940
                                                                                                                    ________________
                                                                                                                           8,597,996
                                                                                                                    ________________

     PHARMACEUTICALS -- 1.5%
         Connetics Corp.*                                                                           73,663                 1,245,641
         The Medicines Co.*                                                                         52,711                 1,212,880
                                                                                                                    ________________
                                                                                                                           2,458,521
                                                                                                                    ________________
     TOTAL HEALTHCARE                                                                                                     25,849,121
                                                                                                                    ________________

   INDUSTRIALS -- 18.8%
     AEROSPACE & DEFENSE -- 1.8%
         Armor Holdings, Inc.                                                                       68,128                 2,930,185
                                                                                                                    ________________
                                                                                                                           2,930,185
                                                                                                                    ________________

     AIR FREIGHT & LOGISTICS -- 1.2%
         Hub Group, Inc., Class A*                                                                  52,030                 1,910,021
                                                                                                                    ________________
                                                                                                                           1,910,021
                                                                                                                    ________________

     BUILDING PRODUCTS -- 0.8%
         NCI Building Systems, Inc.*                                                                31,895                 1,300,997
                                                                                                                    ________________
                                                                                                                           1,300,997
                                                                                                                    ________________

     COMMERCIAL SERVICES & SUPPLIES -- 1.7%
         Kenexa Corp.*                                                                              70,331                   880,544
         Knoll, Inc.                                                                               106,360                 1,951,706
                                                                                                                    ________________
                                                                                                                           2,832,250
                                                                                                                    ________________

     CONSTRUCTION & ENGINEERING -- 2.6%
         Granite Construction, Inc.                                                                 75,744                 2,896,451
         Perini Corp.*                                                                              72,255                 1,315,041
                                                                                                                    ________________
                                                                                                                           4,211,492
                                                                                                                    ________________

     ELECTRICAL EQUIPMENT -- 0.9%
         Superior Essex, Inc.*                                                                      77,817                 1,401,484
                                                                                                                    ________________
                                                                                                                           1,401,484
                                                                                                                    ________________


ROXBURY SMALL CAP GROWTH FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                 Value
                                                                                                  ------                 -----
     MACHINERY -- 5.9%
         CLARCOR, Inc.                                                                              51,858                 1,489,362
         ESCO Technologies, Inc.*                                                                   29,280                 1,466,050
         Freightcar America, Inc.*                                                                  61,173                 2,494,635
         IDEX Corp.                                                                                 45,362                 1,930,153
         Oshkosh Truck Corp.                                                                        51,276                 2,213,072
                                                                                                                    ________________
                                                                                                                           9,593,272
                                                                                                                    ________________

     ROAD & RAIL -- 1.0%
         Werner Enterprises, Inc.                                                                   98,069                 1,695,613
                                                                                                                    ________________
                                                                                                                           1,695,613
                                                                                                                    ________________

     TRADING CO. & DISTRIBUTORS -- 2.9%
         Interline Brands, Inc.*                                                                    77,570                 1,629,746
         Wesco International, Inc.*                                                                 92,639                 3,137,683
                                                                                                                    ________________
                                                                                                                           4,767,429
                                                                                                                    ________________
     TOTAL INDUSTRIALS                                                                                                    30,642,743
                                                                                                                    ________________

   INFORMATION TECHNOLOGY -- 26.9%
     COMMUNICATIONS EQUIPMENT -- 4.5%
         Comtech Group, Inc.*                                                                       70,715                   422,883
         NETGEAR, Inc.*                                                                             49,895                 1,200,474
         RADWARE, Ltd.*                                                                             88,660                 1,688,973
         Sirf Technology Holdings, Inc.*                                                           106,577                 3,211,165
         Symmetricom, Inc.*                                                                        100,572                   778,427
                                                                                                                    ________________
                                                                                                                           7,301,922
                                                                                                                    ________________

     COMPUTERS & PERIPHERALS --2.3%
         Electronics for Imaging, Inc.*                                                             90,269                 2,070,771
         Komag, Inc.*                                                                               51,728                 1,653,227
                                                                                                                    ________________
                                                                                                                           3,723,998
                                                                                                                    ________________

     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
         Applied Films Corp.*                                                                       50,680                 1,064,280
         FLIR Systems, Inc.*                                                                        71,185                 2,105,652
         Nam Tai Electronics, Inc.                                                                  59,188                 1,505,151
                                                                                                                    ________________
                                                                                                                           4,675,083
                                                                                                                    ________________

     INTERNET SOFTWARE & SERVICES -- 4.2%
         Digitas, Inc.*                                                                            187,083                 2,125,263
         Equinix, Inc.*                                                                             48,197                 2,007,405
         Interwoven, Inc.*                                                                         235,603                 1,924,877
         SupportSoft, Inc.*                                                                        151,325                   762,678
                                                                                                                    ________________
                                                                                                                           6,820,223
                                                                                                                    ________________

ROXBURY SMALL CAP GROWTH FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                 Value
                                                                                                  ------                 -----

     IT SERVICES -- 4.7%
         Alliance Data Systems Corp.*                                                               96,195                 3,766,034
         Euronet Worldwide, Inc.*                                                                   37,855                 1,120,129
         Global Payments, Inc.                                                                      20,913                 1,625,358
         iPayment, Inc.*                                                                            32,555                 1,231,881
                                                                                                                    ________________
                                                                                                                           7,743,402
                                                                                                                    ________________

     SEMICONDUCTORS & SEMI EQUIPMENT -- 2.5%
         FEI Co.*                                                                                   68,446                 1,317,586
         Netlogic Microsystems, Inc.*                                                               68,955                 1,488,738
         Sigma Designs, Inc.*                                                                      112,876                 1,239,378
                                                                                                                    ________________
                                                                                                                           4,045,702
                                                                                                                    ________________

     SOFTWARE -- 5.9%
         Epicor Software Corp.*                                                                    104,825                 1,362,725
         Manhattan Associates, Inc.*                                                               118,550                 2,750,360
         Wind River Systems, Inc.                                                                  197,029                 2,547,585
         Witness Systems, Inc.*                                                                    140,900                 2,943,401
                                                                                                                    ________________
                                                                                                                           9,604,071
                                                                                                                    ________________
     TOTAL INFORMATION TECHNOLOGY                                                                                         43,914,401
                                                                                                                    ________________



   MATERIALS -- 1.8%
     CHEMICALS -- 1.8%
         Airgas, Inc.                                                                              101,260                 3,000,334
                                                                                                                    ________________
                                                                                                                           3,000,334
                                                                                                                    ________________
     TOTAL MATERIALS                                                                                                       3,000,334
                                                                                                                    ________________


   TELECOMMUNICATION SERVICES -- 2.1%
     DIVERSIFIED TELECOM SERVICES -- 1.0%
         Premiere Global Services, Inc.*                                                            72,286                   591,299
         Time Warner Telecom, Inc. - Class A*                                                      133,540                 1,041,612
                                                                                                                    ________________
                                                                                                                           1,632,911
                                                                                                                    ________________


     WIRELESS TELECOM SERVICES -- 1.1%
         iPCS, Inc.*                                                                                41,870                 1,741,792
                                                                                                                    ________________
                                                                                                                           1,741,792
                                                                                                                    ________________
     TOTAL TELECOMMUNICATION SERVICES                                                                                      3,374,703
                                                                                                                    ________________

     TOTAL COMMON STOCK
       (Cost $140,978,143)                                                                                               160,798,662
                                                                                                                    ________________

ROXBURY SMALL CAP GROWTH FUND
INVESTMENTS / SEPTEMBER 30, 2005 (UNAUDITED)
(Showing Percentage of Total Value of Investments)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares                 Value
                                                                                                  ------                 -----


SHORT-TERM INVESTMENTS -- 1.4%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                     1,111,355                 1,111,355
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                     1,111,356                 1,111,356
                                                                                                                    ________________

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $2,222,711)                                                                                                   2,222,711
                                                                                                                    ________________


TOTAL INVESTMENTS -- 100.0%
     (Cost $143,200,854) +                                                                                          $    163,021,373
                                                                                                                    ================

-------------------
*   Non-income producing security.
+ The cost for Federal income tax purposes was $144,346,677. At September 30, 2005 net unrealized appreciation was $18,674,696. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $22,470,797 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,796,101.

WT MUTUAL FUND TRUST
MID CAP VALUE FUND (3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
____________________________________________________________________________________________________________________________________

            SHARES                                                                                                        VALUE
            ------                                                                                                        -----
COMMON STOCK (93.2%)
AEROSPACE & DEFENSE (2.1%)
               866,000   Goodrich Corp.                                                                             $     38,398,440
                                                                                                                    ________________

COMMUNICATION & BROADCASTING (1.6%)
               615,100   Scripps, (E.W.) Co. - Class A (a)                                                                30,736,547
                                                                                                                    ________________

COMMUNICATION EQUIPMENT (1.4%)
               626,000   Harris Corp.                                                                                     26,166,800
                                                                                                                    ________________

CONSUMER PRODUCTS (1.5%)
               353,000   Fortune Brands, Inc. (a)                                                                         28,709,490
                                                                                                                    ________________

ELECTRIC, GAS, WATER, & UTILITIES (9.2%)
               745,500   AGL Resources, Inc.                                                                              27,665,505
               609,300   FirstEnergy Corp.                                                                                31,756,716
               802,700   NRG Energy, Inc.*                                                                                34,195,020
               755,300   PG&E Corp.* (a)                                                                                  29,645,525
               939,700   PPL Corp.                                                                                        30,380,501
               165,050   TXU Corp. (a)                                                                                    18,630,844
                                                                                                                    ________________
                                                                                                                         172,274,111
                                                                                                                    ________________

ENTERTAINMENT & LEISURE (2.5%)
               721,800   Harrah's Entertainment, Inc.                                                                     47,054,142
                                                                                                                    ________________

FINANCE & INSURANCE (16.9%)
Asset Management (4.6%)
             1,039,050   Brascan Corp. - Class A ADR                                                                      48,419,729
               953,100   Nuveen Investments - Class A                                                                     37,542,609
                                                                                                                    ________________
                                                                                                                          85,962,338
                                                                                                                    ________________

Financial Services (1.5%)
               607,600   CIT Group, Inc.                                                                                  27,451,368
                                                                                                                    ________________



Insurance Brokerages (1.1%)
               632,000   Aon Corp.                                                                                        20,274,560
                                                                                                                    ________________

Insurance Carriers (3.0%)
               660,700   Assurant, Inc.                                                                                   25,146,242
               520,300   MBIA, Inc. (a)                                                                                   31,540,586
                                                                                                                    ________________
                                                                                                                          56,686,828
                                                                                                                    ________________


Processing Banks (2.2%)
               838,900   State Street Corp. (a)                                                                           41,038,988
                                                                                                                    ________________

Security & Commodity Brokers, Dealers, & Services (1.9%)
             2,069,800   E*TRADE Financial Corp.*                                                                         36,428,480
                                                                                                                    ________________

State & National Banks (2.6%)
               107,083   M&T Bank Corp.                                                                                   11,319,744
             1,475,750   North Fork Bancorp, Inc.                                                                         37,631,625
                                                                                                                    ________________
                                                                                                                          48,951,369
                                                                                                                    ________________
                                                                                                                         316,793,931
                                                                                                                    ________________

WT MUTUAL FUND TRUST
MID CAP VALUE FUND (3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
____________________________________________________________________________________________________________________________________

            SHARES                                                                                                        VALUE
            ------                                                                                                        -----
HEALTHCARE (4.9%)
Health Care Providers & Service (1.1%)
               266,200   Wellpoint, Inc.*                                                                                 20,183,284
                                                                                                                    ________________

Healthcare - Supplies (3.8%)
               513,700   C.R. Bard, Inc.                                                                                  33,919,611
               603,800   Millipore Corp.*(a)                                                                              37,972,982
                                                                                                                    ________________
                                                                                                                          71,892,593
                                                                                                                    ________________
                                                                                                                          92,075,877
                                                                                                                    ________________

INDUSTRIALS (1.5%)
Services - Office/Supplies (1.5%)
               653,100   Pitney Bowes, Inc.                                                                               27,260,394
                                                                                                                    ________________

MANUFACTURING (17.3%)
Base Chemicals (0.9%)
               856,200   Huntsman Corp.*                                                                                  16,738,710
                                                                                                                    ________________

Building Materials & Components (3.6%)
               846,500   American Standard Cos., Inc.                                                                     39,404,575
               628,900   Sherwin-Williams Co.                                                                             27,715,623
                                                                                                                    ________________
                                                                                                                          67,120,198
                                                                                                                    ________________

Chemical & Allied Products (1.0%)
               382,600   Praxair, Inc. (a)                                                                                18,338,018
                                                                                                                    ________________

Diversified Manufacturing Industries (3.7%)
               510,700   Carlisle Cos., Inc.                                                                              32,465,199
               325,200   ITT Industries, Inc. (a)                                                                         36,942,720
                                                                                                                    ________________
                                                                                                                          69,407,919
                                                                                                                    ________________


Electronic Components & Equipment (6.7%)
             1,286,200   Agilent Technologies, Inc.*                                                                      42,123,050
             1,534,600   NCR Corp.*                                                                                       48,969,086
             1,679,000   Thomson - Sponsored ADR                                                                          35,057,520
                                                                                                                    ________________
                                                                                                                         126,149,656
                                                                                                                    ________________

Leisure Vehicles (1.2%)
               660,100   McCormick & Co., Inc.                                                                            21,539,063
                                                                                                                    ________________

Manufactured Homes (0.8%)
               540,350   Winnebago Industries, Inc. (a)                                                                   15,653,940
                                                                                                                    ________________

Misc. Industrial Machinery & Equipment (0.1%)
                56,600   Unova, Inc.* (a)                                                                                  1,979,868
                                                                                                                    ________________

Precision Instruments & Medical Supplies (1.9%)
             1,716,400   PerkinElmer, Inc.                                                                                34,963,068
                                                                                                                    ________________
                                                                                                                         322,921,354
                                                                                                                    ________________

OIL & GAS (4.6%)
               596,000   EnCana Corp.*                                                                                    34,752,760
               574,500   Questar Corp.                                                                                    50,624,940
                                                                                                                    ________________
                                                                                                                          85,377,700
                                                                                                                    ________________

SERVICES (12.3%)
Business Services (3.6%)
               471,100   D&B Corp.*                                                                                       31,031,357
               819,500   Manpower, Inc.                                                                                   36,377,605
                                                                                                                    ________________
                                                                                                                          67,408,962
                                                                                                                    ________________

Commercial Services (2.5%)
               496,600   Arbitron, Inc*                                                                                   19,784,544
               631,300   Choicepoint,Inc*                                                                                 27,253,221
                                                                                                                    ________________
                                                                                                                          47,037,765
                                                                                                                    ________________

Cruise Lines (1.5%)
               635,200   Royal Caribbean Cruises, Ltd. (a)                                                                27,440,640
                                                                                                                    ________________


WT MUTUAL FUND TRUST
MID CAP VALUE FUND (3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
____________________________________________________________________________________________________________________________________

            SHARES                                                                                                        VALUE
            ------                                                                                                        -----
Hotels, Restaurants, & Leisure (2.7%)
             1,508,600   Hilton Hotels Corp.                                                                              33,671,952
             1,370,744   InterContinental Hotels Group PLC, ADR                                                           17,435,864
                                                                                                                    ________________
                                                                                                                          51,107,816
                                                                                                                    ________________

Telecommunications Services (2.0%)
             1,377,800   Amdocs, Ltd.*                                                                                    38,206,394
                                                                                                                    ________________
                                                                                                                         231,201,577
                                                                                                                    ________________

TRANSPORTATION (7.5%)
Railroads (5.5%)
               881,600   CSX Corp.                                                                                        40,976,768
               635,800   Florida East Coast Industries, Inc. - Class B                                                    28,795,382
               824,700   Norfolk Southern Corp.                                                                           33,449,832
                                                                                                                    ________________
                                                                                                                         103,221,982
                                                                                                                    ________________

Trucking (2.0%)
               714,100   CNF, Inc. (a)                                                                                    37,490,250
                                                                                                                    ________________
                                                                                                                         140,712,232
                                                                                                                    ________________

UTILITIES (1.3%)
               408,500   Constellation Energy Group                                                                       25,163,600
                                                                                                                    ________________

WHOLESALE & RETAIL TRADE (6.0%)
Retail Department Stores (3.0%)
               836,500   Federated Department Stores, Inc.*                                                               55,936,755
                                                                                                                    ________________

Specialty Retail Stores (3.0%)
             1,337,500   Dollar Tree Stores, Inc.* (a)                                                                    28,956,875
             1,245,500   Foot Locker, Inc. (a)                                                                            27,326,270
                                                                                                                    ________________
                                                                                                                          56,283,145
                                                                                                                    ________________
                                                                                                                         112,219,900
                                                                                                                    ________________
TOTAL COMMON STOCK
   (COST $1,553,109,170)                                                                                               1,746,035,181
                                                                                                                    ________________
SHORT-TERM INVESTMENTS (5.6%)
            52,308,099   BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                              52,308,099
            52,308,098   BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                              52,308,098
                                                                                                                    ________________
TOTAL SHORT-TERM INVESTMENTS
   (COST $104,616,197)                                                                                                   104,616,197
                                                                                                                    ________________


                          PAR
                          ---
U.S. TREASURY OBLIGATIONS (1.2%)
        $    2,000,000   U S Treasury Bills, 3.11%, 10/06/05                                                        $      1,999,056
             2,000,000   U S Treasury Bills, 3.17%, 10/06/05                                                               1,999,056
            10,000,000   U S Treasury Bills, 3.23%, 10/13/05 (a)                                                           9,989,232
             2,000,000   U S Treasury Bills, 3.34%, 10/27/05                                                               1,994,907
             2,000,000   U S Treasury Bills, 3.35%, 10/27/05                                                               1,994,907
             4,000,000   U S Treasury Bills, 3.38%, 11/03/05 (a)                                                           3,988,369
                                                                                                                    ________________

TOTAL U.S. TREASURY OBLIGATIONS
   (COST $21,965,441)                                                                                                     21,965,527
                                                                                                                    ________________


TOTAL INVESTMENTS (100.0%)
   (COST $1,679,690,808)+(1)                                                                                        $  1,872,616,905
                                                                                                                    ================

WT MUTUAL FUND TRUST
MID CAP VALUE FUND (3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
____________________________________________________________________________________________________________________________________

            SHARES                                                                                                        VALUE
            ------                                                                                                        -----
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
FLOATING RATE CERTIFICATE OF DEPOSIT
             7,146,291   Banco Santander, 3.715%, 10/13/05                                                                 7,146,291
                                                                                                                    ________________

FLOATING RATE COMMERCIAL PAPER
            19,419,389   Morgan Stanley, 4.017%, 10/03/05                                                                 19,419,389
             8,386,974   S E Banken, 3.759%, 10/17/05                                                                      8,386,974
                                                                                                                    ________________
                                                                                                                          27,806,363
                                                                                                                    ________________
FLOATING RATE NOTE
               112,322   Lehman Brothers, 3.997%, 10/03/05                                                                   112,322
            10,063,864   Morgan Stanley, 4.007%, 10/03/05                                                                 10,063,864
             9,989,508   Natexis., 3.987%, 10/03/05                                                                        9,989,508
                                                                                                                    ________________
                                                                                                                          20,165,694
                                                                                                                    ________________

INSTITUTIONAL MONEY MARKET TRUST
            55,057,137   BlackRock Institutional Money Market Trust, 3.821%, 10/03/05                                     55,057,137
                                                                                                                    ________________

MASTER NOTE
             2,448,062   Bank of America Variable Rate, 4.017%, 10/03/05                                                   2,448,062
            15,288,096   Merrill Lynch, 4.037%, 10/04/05                                                                  15,288,096
                                                                                                                    ________________

17,736,158
                                                                                                                    ________________
TIME DEPOSIT
             8,386,434   Societe Generale, 3.937%, 10/03/05                                                                8,386,434
             6,328,454   Wells Fargo, 3.875%, 10/03/05                                                                     6,328,454
                                                                                                                    ________________

                                                                                                                          14,714,888
                                                                                                                    ________________

TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $142,626,531)(2)                                                                                           $    142,626,531
                                                                                                                    ================

----------
ADR  American Depository Receipt.
*    Non-incoming producing security.
(a)  Security partially or fully on loan.
+ The cost for Federal income tax purposes was $1,828,430,772. At September 30, 2005 net unrealized appreciation was $186,812,664 This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $226,302,543, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $39,489,879.
(1) At September 30, 2005, the market value of securities on loan for the Mid Cap Value Fund was $139,763,244.
(2) The investments held as collateral on loaned securities represented 7.6% of the market value of the Mid Cap Value Fund.
(3)  Formerly the WT Mutual Fund Trust-Mid Cap Value Portfolio.

WT MUTUAL FUND TRUST
LARGE CAP VALUE FUND (3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
____________________________________________________________________________________________________________________________________

            SHARES                                                                                                        VALUE
            ------                                                                                                        -----
COMMON STOCK (97.3%)
AEROSPACE & DEFENSE (2.6%)
                15,106   Raytheon Co.                                                                               $        574,330
                                                                                                                    ________________

COMPUTER SERVICES (6.3%)
                30,148   Microsoft Corp.                                                                                     775,708
                50,437   Oracle Corp.* (a)                                                                                   624,914
                                                                                                                    ________________
                                                                                                                           1,400,622
                                                                                                                    ________________

CONSUMER PRODUCTS (2.7%)
                11,322   Colgate-Palmolive Co.                                                                               597,688
                                                                                                                    ________________

ELECTRIC, GAS, WATER, & UTILITIES (2.1%)
                14,188   PPL Corp.                                                                                           458,698
                                                                                                                    ________________

ENTERTAINMENT & LEISURE (3.1%)
                28,367   The Walt Disney Co. (a)                                                                             684,496
                                                                                                                    ________________

FINANCE & INSURANCE (22.0%)
Financial Services (9.5%)
                16,346   Citigroup, Inc.                                                                                     744,070
                20,221   JP Morgan Chase & Co.                                                                               686,099
                23,851   U.S. Bancorp (a)                                                                                    669,736
                                                                                                                    ________________
                                                                                                                           2,099,905
                                                                                                                    ________________

Insurance Carriers (10.0%)
                 8,269   Ambac Financial Group, Inc.                                                                         595,864
                 7,839   American International Group, Inc. (a)                                                              485,704
                 5,407   Chubb Corp. (a)                                                                                     484,197
                12,530   Lincoln National Corp.                                                                              651,811
                                                                                                                    ________________
                                                                                                                           2,217,576
                                                                                                                    ________________

Savings, Credit, & Other Financial Institutions (2.5%)
                14,311   Washington Mutual, Inc. (a)                                                                         561,277
                                                                                                                    ________________
                                                                                                                           4,878,758
                                                                                                                    ________________

HEALTHCARE (1.7%)
Health Care Providers & Services (1.7%)
                 4,961   Wellpoint, Inc.*                                                                                    376,143
                                                                                                                    ________________

MANUFACTURING (24.3%)
Chemical & Allied Products (2.2%)
                11,512   Dow Chemical Co.                                                                                    479,705
                                                                                                                    ________________



Computers & Office Equipment (5.4%)
                24,455   Hewlett-Packard Co. (a)                                                                             714,086
                 5,947   International Business Machines Corp.                                                               477,068
                                                                                                                    ________________
                                                                                                                           1,191,154
                                                                                                                    ________________

Diversified Manufacturing Industries (4.8%)
                 6,300   3M Company                                                                                          462,168
                21,307   Tyco International Ltd.                                                                             593,400
                                                                                                                    ________________
                                                                                                                           1,055,568
                                                                                                                    ________________

Food & Beverage (2.7%)
                19,431   Sysco Corp.                                                                                         609,550
                                                                                                                    ________________

Misc. Electrical Machinery, Equipment, & Supplies (6.6%)
                 8,841   Emerson Electric Co.                                                                                634,784
                25,314   General Electric Co.                                                                                852,323
                                                                                                                    ________________
                                                                                                                           1,487,107
                                                                                                                    ________________

Pharmaceutical Preparations (2.6%)
                13,738   Abbott Laboratories (a)                                                                             582,491
                                                                                                                    ________________
                                                                                                                           5,405,575
                                                                                                                    ________________

WT MUTUAL FUND TRUST
LARGE CAP VALUE FUND (3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
____________________________________________________________________________________________________________________________________

            SHARES                                                                                                        VALUE
            ------                                                                                                        -----
OIL & GAS (11.1%)
                11,576   ChevronTexaco Corp. (a)                                                                             749,314
                14,597   Exxon Mobil Corp.                                                                                   927,494
                11,596   Halliburton Co.                                                                                     794,558
                                                                                                                    ________________
                                                                                                                           2,471,366
                                                                                                                    ________________

SERVICES (5.8%)
Business Services (2.6%)
                13,389   Automatic Data Processing, Inc.                                                                     576,263
                                                                                                                    ________________
Telecommunications Services (3.2%)
                26,968   BellSouth Corp. (a)                                                                                 709,258
                                                                                                                    ________________
                                                                                                                           1,285,521
                                                                                                                    ________________

TRANSPORTATION (4.2%)
Railroads (4.2%)
                10,399   CSX Corp.                                                                                           483,345
                11,035   Norfolk Southern Corp.                                                                              447,580
                                                                                                                    ________________
                                                                                                                             930,925
                                                                                                                    ________________

WHOLESALE & RETAIL TRADE (11.4%)
Retail Building Materials (2.6%)
                15,042   Home Depot, Inc. (a)                                                                                573,702
                                                                                                                    ________________

Retail Department Stores (5.7%)
                15,201   Kohl's Corp.* (a)                                                                                   762,786
                 9,891   Target Corp. (a)                                                                                    513,640
                                                                                                                    ________________
                                                                                                                           1,276,426
                                                                                                                    ________________

Wholesale - Machinery Equipment (3.1%)
                10,813   W.W. Grainger, Inc.                                                                                 680,354
                                                                                                                    ________________
                                                                                                                           2,530,482
                                                                                                                    ________________
TOTAL COMMON STOCK
   (COST $17,006,755)                                                                                                     21,594,604
                                                                                                                    ________________
SHORT-TERM INVESTMENTS (2.7%)
SHORT-TERM INVESTMENTS (2.7%)
               299,920   BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                                 299,920
               299,919   BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                                 299,919
                                                                                                                    ________________

TOTAL SHORT-TERM INVESTMENTS
   (COST $599,839)                                                                                                           599,839
                                                                                                                    ________________


TOTAL INVESTMENTS (100.0%)
   (COST $17,606,594)+(1)                                                                                           $     22,194,443
                                                                                                                    ================


SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES

FLOATING RATE COMMERCIAL PAPER
               475,392   Morgan Stanley, 4.017%, 10/03/05                                                                    475,392
                                                                                                                    ________________

FLOATING RATE NOTE
               905,269   Lehman Brothers, 3.997%, 10/03/05                                                                   905,269
               689,047   Morgan Stanley, 4.007%, 10/03/05                                                                    689,047
               565,190   Natexis., 3.987%, 10/03/05                                                                          565,190
               553,280   Sedna Finance, 3.738%, 10/17/05                                                                     553,280
                                                                                                                    ________________
                                                                                                                           2,712,786
                                                                                                                    ________________


WT MUTUAL FUND TRUST
LARGE CAP VALUE FUND (3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
____________________________________________________________________________________________________________________________________

            SHARES                                                                                                        VALUE
            ------                                                                                                        -----
MASTER NOTE
               606,498   Merrill Lynch, 4.037%, 10/04/05                                                                     606,498
                                                                                                                    ________________

TIME DEPOSIT
             1,818,449   Societe Generale, 3.937%, 10/03/05                                                                1,818,449
             1,625,378   Wells Fargo, 3.875%, 10/03/05                                                                     1,625,378
                                                                                                                    ________________

                                                                                                                           3,443,827
                                                                                                                    ________________



TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $7,238,503)(2)                                                                                             $      7,238,503
                                                                                                                    ================


----------
ADR  American Depository Receipt.
*    Non-incoming producing security.

(a)  Security partially or fully on loan.
+ The cost for Federal income tax purposes was $24,857,772. At September 30, 2005 net unrealized appreciation was $4,575,174. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,823,661, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $248,487.
(1) At September 30, 2005, the market value of securities on loan for the Large Cap Value Fund was $7,019,648.
(2) The investments held as collateral on loaned securities represented 32.6% of the market value of the Large Cap Value Fund.
(3)  Formerly the WT Mutual Fund Trust-Large Cap Value Portfolio.

WT MUTUAL FUND TRUST
SMALL CAP VALUE FUND(3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

               SHARES                                                                                                    VALUE
             ----------                                                                                                ---------
COMMON STOCK (98.3%)
AEROSPACE (2.7%)
               259,787   DRS Technologies, Inc.*                                                                   $      12,823,086
               432,500   K&F Industries Holdings, Inc.*                                                                    7,235,725
                                                                                                                    ________________
                                                                                                                          20,058,811
                                                                                                                    ________________

COMMUNICATION & BROADCASTING ( 1.5%)
Telecommunications (1.5%)
               763,467   Journal Communications, Inc. - Class A                                                           11,375,658
                                                                                                                    ________________

COMMUNICATION EQUIPMENT ( 0.4%)
               287,400   Efj, Inc.*                                                                                        2,957,346
                                                                                                                    ________________

COMPUTER SERVICES ( 5.3%)
             1,117,189   Insight Enterprises, Inc.*                                                                       20,779,716
               924,499   RSA Security, Inc.* (a)                                                                          11,750,382
               274,247   Transaction Systems Architects, Inc.*                                                             7,637,779
                                                                                                                    ________________
                                                                                                                          40,167,877
                                                                                                                    ________________

COMPUTER SERVICES & SOFTWARE ( 1.7%)
               217,800   Avid Technology, Inc.*                                                                            9,016,920
               337,700   Unica Corp.*                                                                                      3,707,946
                                                                                                                    ________________
                                                                                                                          12,724,866
                                                                                                                    ________________

CONSUMER DISCRETIONARY ( 1.5%)
Casino & Gaming (1.5%)
               521,783   Isle of Capri Casinos, Inc.*                                                                     11,155,721
                                                                                                                    ________________

CONSUMER PRODUCTS ( 1.3%)
               876,800   Playtex Products, Inc.*                                                                           9,644,800
                                                                                                                    ________________

ELECTRIC, GAS, WATER, & UTILITIES ( 4.5%)
               283,123   AGL Resources, Inc.                                                                              10,506,695
               437,364   El Paso Electric Co.*                                                                             9,119,039
               551,672   Southern Union Co.*                                                                              14,216,576
                                                                                                                    ________________
                                                                                                                          33,842,310
                                                                                                                    ________________

ENTERTAINMENT & LEISURE ( 1.4%)
               385,530   Intrawest Corp.                                                                                  10,524,969
                                                                                                                    ________________

FINANCE & INSURANCE ( 10.2%)

Insurance Carriers (3.2%)
               149,704   AmerUs Group Co. (a)                                                                              8,588,518
               262,552   First American Corp. (a)                                                                         11,990,750
                96,334   Midland Co.                                                                                       3,470,914
                                                                                                                    ________________
                                                                                                                          24,050,182
                                                                                                                    ________________


WT MUTUAL FUND TRUST
SMALL CAP VALUE FUND(3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

               SHARES                                                                                                    VALUE
             ----------                                                                                                ---------


Savings, Credit, & Other Financial Institutions (7.0%)
               327,690   BankUnited Financial Corp.                                                                        7,494,270
               119,529   Capital Corp of The West                                                                          3,651,611
               232,513   Cullen/Frost Bankers, Inc.                                                                       11,472,191
               213,540   First Midwest Bancorp, Inc.                                                                       7,952,230
               140,102   Glacier Bancorp, Inc.                                                                             4,324,949
               378,386   Main Street Banks, Inc.                                                                          10,140,745
                42,128   Pacific Capital Corp.*                                                                            1,402,441
               425,681   The Bancorp Bank*                                                                                 6,806,639
                                                                                                                    ________________

53,245,076________________
                                                                                                                          77,295,258
                                                                                                                    ________________

HEALTHCARE ( 3.5%)
Healthcare - Services (2.1%)
               509,761   Apria Healthcare Group, Inc.*                                                                    16,266,473
                                                                                                                    ________________

Pharmaceuticals (1.4%)
               861,766   Impax Laboratories, Inc.* (a)                                                                    10,453,222
                                                                                                                    ________________
                                                                                                                          26,719,695
                                                                                                                    ________________

MANUFACTURING ( 21.6%)
Auto Parts & Equipment (3.1%)
               875,293   Tenneco Automotive, Inc.*                                                                        15,326,380
               430,744   Wabash National Corp.                                                                             8,468,427
                                                                                                                    ________________
                                                                                                                          23,794,807
                                                                                                                    ________________

Chemical & Allied Products (4.1%)
               689,065   Airgas, Inc.                                                                                     20,416,996
               488,259   Compass Minerals International, Inc.                                                             11,229,957
                                                                                                                    ________________
                                                                                                                          31,646,953
                                                                                                                    ________________

Containers & Packaging (1.6%)
               199,437   Greif, Inc. - Class A                                                                            11,986,164
                                                                                                                    ________________

Diversified Manufacturing Industries (0.0%)
                47,279   Mascotech, Inc. Escrow*                                                                                   0
                                                                                                                    ________________

Electronic Components & Equipment (0.1%)
                 8,293   Itron, Inc.*                                                                                        378,658
                                                                                                                    ________________

Food & Beverage (1.5%)
               272,078   Ralcorp Holdings, Inc.*                                                                          11,405,510
                                                                                                                    ________________


WT MUTUAL FUND TRUST
SMALL CAP VALUE FUND(3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

               SHARES                                                                                                    VALUE
             ----------                                                                                                ---------

Machinery & Heavy Equipment (1.6%)
               249,593   Terex Corp.* (a)                                                                                 12,337,382
                                                                                                                    ________________

Manufactured Homes (1.1%)
               278,048   Winnebago Industries, Inc. (a)                                                                    8,055,051
                                                                                                                    ________________

Misc. Electrical Machinery, Equipment, & Supplies (2.4%)
               559,831   Regal Beloit Corp.                                                                               18,160,918
                                                                                                                    ________________

Misc. Industrial Machinery & Equipment (4.4%)
               318,830   Briggs & Stratton Corp. (a)                                                                      11,028,330
               805,994   Kaydon Corp.                                                                                     22,898,289
                                                                                                                    ________________
                                                                                                                          33,926,619
                                                                                                                    ________________

Misc. Manufacturing Industries (0.6%)
               204,600   Reddy Ice Holdings, Inc.*                                                                         4,196,346
                                                                                                                    ________________

Paper Products (1.1%)
               598,300   Glatfelter, (P.H.) Co.                                                                            8,430,047
                                                                                                                    ________________
                                                                                                                         164,318,455
                                                                                                                    ________________

OIL & GAS (4.8%)
               486,630   Pride International, Inc.*                                                                       13,873,821
               574,697   Range Resources Corp.                                                                            22,189,051
                                                                                                                    ________________
                                                                                                                          36,062,872
                                                                                                                    ________________

REAL ESTATE INVESTMENT TRUSTS ( 2.9%)
             1,170,605   Highland Hospitality Corp.                                                                       12,010,407
               688,500   Omega Healthcare Investors, Inc.                                                                  9,583,920
                                                                                                                    ________________
                                                                                                                          21,594,327
                                                                                                                    ________________

SERVICES (11.7%)
Business Services (4.1%)
               419,073   Forrester Research, Inc.*                                                                         8,725,100
               357,515   G & K Services, Inc.                                                                             14,082,515
               280,130   Watson Wyatt & Co. Holdings                                                                       7,549,504
                                                                                                                    ________________
                                                                                                                          30,357,119
                                                                                                                    ________________

Commercial Services (2.6%)
               188,099   Arbitron, Inc.                                                                                    7,493,864
               171,128   Interactive Data Corp.*                                                                           3,876,049
               852,104   Teletech Holdings, Inc.*                                                                          8,538,082
                                                                                                                    ________________
                                                                                                                          19,907,995
                                                                                                                    ________________


WT MUTUAL FUND TRUST
SMALL CAP VALUE FUND(3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

               SHARES                                                                                                    VALUE
             ----------                                                                                                ---------


Educational Services (1.6%)
               836,702   Corinthian Colleges, Inc.* (a)                                                                   11,103,036
                83,051   Lincoln Educational Services*                                                                       979,171
                                                                                                                    ________________
                                                                                                                          12,082,207
                                                                                                                    ________________

Engineering & R/D Services (1.8%)
               345,618   URS Corp.*                                                                                       13,959,511
                                                                                                                    ________________

Sanitary Services (1.6%)
               927,160   Casella Waste Systems, Inc.*                                                                     12,173,611
                                                                                                                    ________________
                                                                                                                          88,480,443
                                                                                                                    ________________

TECHNOLOGY ( 5.1%)
               505,792   Electro Scientific Industries, Inc.*                                                             11,309,509
               721,700   Integrated Device Technology, Inc.*                                                               7,751,058
             4,241,350   SkillSoft PLC, ADR*                                                                              19,425,383
                                                                                                                    ________________
                                                                                                                          38,485,950
                                                                                                                    ________________

TRANSPORTATION ( 3.5%)
Marine (1.6%)
               240,910   Kirby Corp.*                                                                                     11,908,181
                                                                                                                    ________________

Railroads (1.9%)
             1,214,905   RailAmerica, Inc.*                                                                               14,457,370
                                                                                                                    ________________
                                                                                                                          26,365,551
                                                                                                                    ________________

WHOLESALE & RETAIL TRADE ( 14.7%)
Retail-Automobiles (1.2%)
               277,383   United Auto Group, Inc. (a)                                                                       9,164,734
                                                                                                                    ________________

Retail Apparel & Accessory Stores (4.1%)
               597,115   AnnTaylor Stores Corp.* (a)                                                                      15,853,403
               536,082   Too, Inc.*                                                                                       14,704,729
                                                                                                                    ________________
                                                                                                                          30,558,132
                                                                                                                    ________________

Retail Building Materials (2.4%)
               866,804   Interline Brands, Inc.*                                                                          18,211,553
                                                                                                                    ________________

Retail Eating & Drinking Places (3.0%)
               337,807   Dave & Buster's, Inc.*                                                                            4,509,723
               826,876   Ruby Tuesday, Inc. (a)                                                                           17,992,823
                                                                                                                    ________________
                                                                                                                          22,502,546
                                                                                                                    ________________


WT MUTUAL FUND TRUST
SMALL CAP VALUE FUND(3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

               SHARES                                                                                                    VALUE
             ----------                                                                                                ---------

Specialty Retail Stores (1.6%)
               266,841   Central Garden & Pet Co.*                                                                        12,074,555
                                                                                                                    ________________

Wholesale & Retail Trade (1.5%)
               344,700   Aviall*                                                                                          11,643,966
                                                                                                                    ________________

Wholesale Miscellaneous (0.9%)
               372,774   Brightpoint, Inc.*                                                                                7,134,894
                                                                                                                    ________________
                                                                                                                         111,290,380
                                                                                                                    ________________
TOTAL COMMON STOCK
   (COST $618,559,179)                                                                                                   743,065,289
                                                                                                                    ________________
SHORT-TERM INVESTMENTS (1.7%)
SHORT-TERM INVESTMENTS (1.7%)
             6,471,549   BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                               6,471,549
             6,471,547   BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                               6,471,547
                                                                                                                    ________________

TOTAL SHORT-TERM INVESTMENTS
   (AMORTIZED COST $12,943,096)                                                                                           12,943,096
                                                                                                                    ________________


TOTAL INVESTMENTS (100.0%)
   (COST $631,502,275) + (1)                                                                                        $    756,008,385
                                                                                                                    ================

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES

FLOATING RATE NOTES
             1,606,473   Banco Santander FRCD, 3.715%, 10/13/05                                                            1,606,473
             1,520,527   Morgan Stanley FR CP, 4.017%, 10/03/05                                                            1,520,527
               207,827   Sedna Finance Corp FRN, 3.738%, 10/17/05                                                            207,827
            11,776,050   S.E. Banken FRN, 3.759%, 10/17/05                                                                11,776,050
                                                                                                                    ________________


                                                                                                                          15,110,877
                                                                                                                    ________________
INSTITUTIONAL MONEY MARKET TRUST
            10,869,378   BlackRock Institutional Money Market Trust, 3.821%, 10/03/05                                     10,869,378
                                                                                                                    ________________

MASTER NOTES
             7,205,359   Merrill Lynch, 3.9125%, 10/04/05                                                                  7,205,359
                                                                                                                    ________________


WT MUTUAL FUND TRUST
SMALL CAP VALUE FUND(3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

               SHARES                                                                                                    VALUE
             ----------                                                                                                ---------

TIME DEPOSIT
            14,777,369   Wells Fargo, 3.875%, 10/03/05                                                                    14,777,368
            15,564,986   Soc Gen TD,  3.937%, 10/03/05                                                                    15,564,986
                                                                                                                    ________________

                                                                                                                          30,342,354
                                                                                                                    ________________



TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $63,527,968) (2)                                                                                           $     63,527,968
                                                                                                                    ================


ADR   American Depository Receipt
*     Non-income producing security
(a)   Security partially or fully on loan.
+ The cost for Federal income tax purposes was $697,743,136. At September 30, 2005, net unrealized appreciation was $121,793,217. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $136,300,505, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $14,507,288.
(1) At March 31, 2005, the market value of securities on loan for the Small Cap Value Fund was $62,146,544.
(2) The investments held as collateral on loaned securities represented 8.2% of the market value of the Small Cap Value Fund.
(3)   Formerly the WT Mutual Fund Trust-Small Cap Value Portfolio.

WT MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND(3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

                SHARES                                                                                                 VALUE
                ------                                                                                                 -----
COMMON STOCK (95.7%)
AEROSPACE & DEFENSE (5.8%)
                19,300   Esterline Technologies Corp.* (a)                                                         $         731,277
                17,700   Goodrich Corp.                                                                                      784,818
                26,300   Moog, Inc. - Class A*                                                                               776,376
                                                                                                                    ________________
                                                                                                                           2,292,471
                                                                                                                    ________________

COMPUTER SERVICES (1.1%)
                33,600   RSA Security, Inc.* (a)                                                                             427,056
                                                                                                                    ________________

COMPUTER SERVICES & SOFTWARE (1.5%)
                14,700   Avid Technology, Inc.*                                                                              608,580
                                                                                                                    ________________

ELECTRIC, GAS, WATER, & UTILITIES (5.5%)
                15,200   NRG Energy, Inc.*                                                                                   647,520
                32,380   Southern Union Co.*                                                                                 834,433
                35,700   Transalta Corp                                                                                      706,503
                                                                                                                    ________________
                                                                                                                           2,188,456
                                                                                                                    ________________

ENTERTAINMENT & LEISURE (3.3%)
                32,600   Regal Entertainment Group* (a)                                                                      653,304
                15,100   Royal Caribbean Cruises, Ltd. (a)                                                                   652,320
                                                                                                                    ________________
                                                                                                                           1,305,624
                                                                                                                    ________________

FINANCE & INSURANCE (14.8%)
Asset Management (2.0%)
                20,500   Nuveen Investments - Class A (a)                                                                    807,495
                                                                                                                    ________________

Diversified REITS (2.5%)
                21,350   Brascan Corp. - Class A ADR                                                                         994,910
                                                                                                                    ________________

Insurance Carriers (6.1%)
                 9,100   Ambac Financial Group, Inc.                                                                         655,746
                16,400   Assurant, Inc.                                                                                      624,184
                 7,500   MBIA, Inc. (a)                                                                                      454,650
                16,000   Protective Life Corp.                                                                               658,880
                                                                                                                    ________________
                                                                                                                           2,393,460
                                                                                                                    ________________

Security & Commodity Brokers, Dealers, & Services (2.4%)
                53,800   E*TRADE Financial Corp.*                                                                            946,880
                                                                                                                    ________________

State & National Banks (1.8%)
                28,600   North Fork Bancorp, Inc.                                                                            729,300
                                                                                                                    ________________
                                                                                                                           5,872,045
                                                                                                                    ________________

WT MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND(3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

                SHARES                                                                                                 VALUE
                ------                                                                                                 -----

HEALTHCARE (6.7%)
Healthcare - Services (1.9%)
                24,100   Apria Healthcare Group, Inc.*                                                                       769,031
                                                                                                                    ________________

Healthcare - Supplies (3.4%)
                 9,300   C.R. Bard, Inc. (a)                                                                                 614,079
                11,900   Millipore Corp.                                                                                     748,391
                                                                                                                    ________________
                                                                                                                           1,362,470
                                                                                                                    ________________

Pharmaceuticals (1.4%)
                45,300   Impax Laboratories, Inc.*                                                                           549,489
                                                                                                                    ________________
                                                                                                                           2,680,990
                                                                                                                    ________________

INFORMATION TECHNOLOGY (1.4%)
It Consulting & Services (1.4%)
                76,400   CGI Group, Inc. - Class A*                                                                          560,776
                                                                                                                    ________________

MANUFACTURING (25.9%)
Building Materials & Components (2.3%)
                22,100   NCI Building Systems, Inc.*                                                                         901,459
                                                                                                                    ________________

Chemical & Allied Products (6.8%)
                34,600   Airgas, Inc. (a)                                                                                  1,025,197
                13,900   Cytec Industries, Inc.                                                                              602,982
                18,500   Lyondell Chemical Co. (a)                                                                           529,470
                31,400   Rockwood Holdings, Inc.*                                                                            598,170
                                                                                                                    ________________
                                                                                                                           2,755,819
                                                                                                                    ________________

Diversified Manufacturing Industries (2.1%)
                13,350   Carlisle Cos., Inc.                                                                                 848,660
                 3,000   Mascotech, Inc. Escrow*                                                                                   0
                                                                                                                    ________________
                                                                                                                             848,660
                                                                                                                    ________________

Electronic Components & Equipment (3.1%)
                15,100   Amphenol Corp. - Class A                                                                            609,134
                19,500   NCR Corp.*                                                                                          622,245
                                                                                                                    ________________
                                                                                                                           1,231,379
                                                                                                                    ________________

Food & Beverage (2.7%)
                13,800   McCormick & Co., Inc.                                                                               450,294
                14,400   Ralcorp Holdings, Inc.*                                                                             603,648
                                                                                                                    ________________
                                                                                                                           1,053,942
                                                                                                                    ________________

WT MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND(3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

                SHARES                                                                                                 VALUE
                ------                                                                                                 -----

Furniture (1.8%)
                35,200   Leggett & Platt, Inc.                                                                               711,040
                                                                                                                    ________________

Misc. Industrial Machinery & Equipment (3.1%)
                24,000   Acco Brands Corp.*                                                                                  677,280
                18,900   Kaydon Corp.                                                                                        536,949
                                                                                                                    ________________
                                                                                                                           1,214,229
                                                                                                                    ________________

Misc. Manufacturing Industries (0.5%)
                 5,400   Mine Safety Appliances Co.*                                                                         208,980
                                                                                                                    ________________

Precision Instruments & Medical Supplies (1.4%)
                26,400   PerkinElmer, Inc.                                                                                   537,768
                                                                                                                    ________________

Semiconductors (1.5%)
                44,800   Brooks Automation, Inc.*                                                                            597,184
                                                                                                                    ________________

Telecommunications Equipment (0.6%)
                20,300   Arris Group, Inc.* (a)                                                                              240,758
                                                                                                                    ________________
                                                                                                                          10,301,218
                                                                                                                    ________________

OIL & GAS (6.1%)
                21,800   Pride International, Inc.*                                                                          621,518
                20,300   Questar Corp.                                                                                     1,788,836
                                                                                                                    ________________
                                                                                                                           2,410,354
                                                                                                                    ________________

REAL ESTATE (1.4%)
                 9,100   The Saint Joe Co.                                                                                   568,295
                                                                                                                    ________________

SERVICES (7.4%)
Business Services (1.9%)
                17,400   Manpower, Inc.                                                                                      772,386
                                                                                                                    ________________

Engineering & R/D Services (1.7%)
                16,600   URS Corp.*                                                                                          670,474
                                                                                                                    ________________

Hotels, Restaurants, & Leisure (0.8%)
                25,338   InterContinental Hotels Group PLC, ADR                                                              322,299
                                                                                                                    ________________

Printing & Publishing (2.0%)
                20,200   Valassis Communications, Inc.*                                                                      787,396
                                                                                                                    ________________

Telecommunications Services (1.0%)
                14,600   Amdocs, Ltd.*                                                                                       404,858
                                                                                                                    ________________
                                                                                                                           2,957,413
                                                                                                                    ________________

WT MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND(3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

                SHARES                                                                                                 VALUE
                ------                                                                                                 -----

TECHNOLOGY (1.0%)
                36,800   Integrated Device Technology, Inc.*                                                                 395,232
                                                                                                                    ________________

TRANSPORTATION (2.2%)
Railroads (2.2%)
                18,700   CSX Corp.                                                                                           869,176
                                                                                                                    ________________

WHOLESALE & RETAIL TRADE (11.6%)
Retail - Automobiles (1.0%)
                11,900   United Auto Group, Inc.                                                                             393,176
                                                                                                                    ________________

Retail Apparel & Accessory Stores (2.4%)
                35,900   AnnTaylor Stores Corp.*                                                                             953,145
                                                                                                                    ________________

Retail Eating & Drinking Places (1.8%)
                32,400   Ruby Tuesday, Inc.                                                                                  705,024
                                                                                                                    ________________

Retail Furniture Stores (1.1%)
                16,200   Tuesday Morning Corp.                                                                               419,094
                                                                                                                    ________________

Specialty Retail Stores (2.7%)
                26,300   Claire's Stores, Inc.                                                                               634,619
                21,200   Dollar Tree Stores, Inc.*                                                                           458,980
                                                                                                                    ________________
                                                                                                                           1,093,599
                                                                                                                    ________________

Wholesale-Industrial Supplies (2.6%)
                31,800   Hughes Supply, Inc.                                                                               1,036,680
                                                                                                                    ________________
                                                                                                                           4,600,718
                                                                                                                    ________________
TOTAL COMMON STOCK
   (COST $36,061,675)                                                                                                     38,038,404
                                                                                                                    ________________
SHORT-TERM INVESTMENTS (4.3%)
SHORT-TERM INVESTMENTS (4.3%)
               856,078   BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                                 856,078
               856,078   BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                                 856,078
                                                                                                                    ________________

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,712,156)                                                                                                       1,712,156
                                                                                                                    ________________

TOTAL INVESTMENTS (100.0%)
   (COST $37,773,831) + ((1))                                                                                       $     39,750,560
                                                                                                                    ================
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES

FLOATING RATE CERTIFICATE OF DEPOSIT
               409,497   Banco Santander, 3.715%, 10/13/05                                                                   409,497
                                                                                                                    ________________


WT MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND(3)
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

                SHARES                                                                                                 VALUE
                ------                                                                                                 -----


FLOATING RATE COMMERCIAL PAPER
               584,638   Morgan Stanley, 4.017%, 10/03/05                                                                    584,638
                                                                                                                    ________________

MASTER NOTE
                77,513   Merrill Lynch, 4.037%, 10/04/05                                                                      77,513
                                                                                                                    ________________
TIME DEPOSITS
             2,019,525   Wells Fargo, 3.875%, 10/03/05                                                                     2,019,525
             2,093,996   Societe Generale, 3.937%, 10/03/05                                                                2,093,996
                                                                                                                    ________________

                                                                                                                           4,113,521
                                                                                                                    ________________

TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $5,185,169) (2)                                                                                            $      5,185,169
                                                                                                                    ________________


-------------------
ADR   American Depository Receipt
*     Non-incoming producing security.
(a)   Security partially or fully on loan.
+ The cost for Federal income tax purposes was $43,169,148. At September 30, 2005 net unrealized appreciation was $1,766,581. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,872,217, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,105,636.
(1) At September 30, 2005, the market value of securities on loan for the Small/Mid Cap Value Fund was $5,052,726.
(2) The investments held as collateral on loaned securities represented 13.0% of the net assets of the Small/Mid Cap Value Fund.
(3)   Formerly the WT Mutual Fund Trust-Small/Mid Cap Value Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
              Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WT Mutual Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert J. Christian
                         -------------------------------------------------------
                           Robert J. Christian,
                           President & Chief Executive Officer
                           (principal executive officer)

Date  November 28, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Robert J. Christian
                         -------------------------------------------------------
                           Robert J. Christian,
                           President & Chief Executive Officer
                           (principal executive officer)

Date  November 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley,
                           Vice President, Chief Financial Officer,
                           Treasurer & Secretary
                           (principal financial officer)

Date  November 28, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.